UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-22027

                                     FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                 Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                 Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end: April 30

Date of reporting period: October 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2014
	Six Months†	1 Year	3 Year	Since Inception

Institutional Class Shares*	-5.32%	-2.83%	0.86%	0.36%
60% S&P 500® Index/ 40% Barclays Capital U.S. Aggregate Bond Index	5.86%	11.93%	12.79%	10.77%**
S&P 500® Index	8.22%	17.27%	19.77%	15.21%**
Barclays U.S. Aggregate Bond Index	2.35%	4.14%	2.73%	3.95%**

†	Not Annualized.

*	Institutional Class Shares commenced operations on January 31, 2011.

**	Benchmark performance is from inception date of the Fund’s class only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 526-8968.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2014, are 2.09% and 1.29% for Institutional Class Shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Boston Advisors, LLC (the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund in order to limit the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) to 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place through the Fund’s liquidation unless the Board of Trustees of FundVantage Trust (the “Board”) approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns above.

The Fund intends to evaluate its performance as compared to that of the unmanaged blended index of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Barclays U.S. Aggregate Bond Index is an intermediate term, broad-based index comprised of most U.S. traded investment grade bonds. It is impossible to directly invest in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund may invest in broad range of asset-classes, including some that entail special risks, such as: small-cap stocks; real estate securities; high-yield debt; commodity-related securities; foreign and emerging-market securities; and currencies. Each of these asset-classes may be adversely affected by particular factors, including — but not limited to — illiquidity, volatility, default, interest rate changes, currency exchange-rate fluctuations, and local economic conditions. The Adviser seeks to reduce risk through a flexible approach to asset allocation, but there can be no guarantee that the Adviser’s strategy will be achieved.

1

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2014

(Unaudited)

The Adviser may use short sales and derivatives (futures, options, swaps) to enhance return or hedge against market downturns, but these techniques involve their own special risks and could cause a loss to the Fund. A short sale is subject to potential unlimited loss since the price of a security theoretically could increase without limit. Derivatives are subject to potential illiquidity and counter-party default.

The Fund invests mainly in the shares of exchange-traded funds, hence Fund shareholders will bear the indirect expenses of these underlying funds. The Adviser may at times invest more than 25% of the Fund’s assets in one underlying fund or asset-class; consequently the Fund could suffer a loss by being overly-concentrated in an underperforming underlying fund or asset-class. Fund performance also could be adversely affected by transaction costs from high portfolio turnover since the Adviser may engage in active trading.

2

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (if any), and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six month period ended October 31, 2014 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

	Boston Advisors Broad Allocation Strategy Fund

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Institutional Class Shares
Actual	$1,000.00	$946.80	$4.86
Hypothetical (5% return before expenses)	1,000.00	1,020.21	5.04

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2014 of 0.99% for the Institutional Class Shares of the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual total returns for the six month period ended October 31, 2014 of (5.32)% for the Institutional Class Shares of the Fund. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would be higher. The range of weighted expense ratios of the underlying funds held by the Fund were 0.01% to 0.03%.

4

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
EXCHANGE TRADED FUNDS:
Fixed Income	20.0%	$5,336,333
Currency	3.1	836,087
Registered Investment Company	5.2	1,373,735
Other Assets in Excess of Liabilities	71.7	19,146,686

NET ASSETS	100.0%	$26,692,841

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — 23.1%
Currency — 3.1%
PowerShares DB G10 Currency Harvest Fund*	32,482	$836,087

Fixed Income — 20.0%
Guggenheim BulletShares 2018 Corporate Bond ETF	42,186	892,234
iShares 2017 AMT-Free Muni Term ETF	15,981	882,052
iShares Barclays 1-3 Year Credit Bond Fund	8,492	895,651
PIMCO Intermediate Municipal Bond Exchange-Traded Fund	11,319	606,925
PowerShares International Corporate Bond Portfolio	19,770	568,190
ProShares High Yield-Interest Rate Hedged ETF	7,681	587,750
SPDR Barclays Capital Short Term High Yield Bond ETF	30,168	903,531

		5,336,333

TOTAL EXCHANGE TRADED FUNDS (Cost $6,041,650)		6,172,420

REGISTERED INVESTMENT COMPANY — 5.2%
BlackRock Build America Bond Trust	32,478	697,952
Nuveen Select Tax Free, Inc. III	48,167	675,783

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,237,141)		1,373,735

Value
TOTAL INVESTMENTS - 28.3% (Cost $7,278,791)	$7,546,155
OTHER ASSETS IN EXCESS OF LIABILITIES - 71.7%	19,146,686

NET ASSETS - 100.0%	$26,692,841

*	Non-income producing.

AMT	Alternative Minimum Tax
DB	Deutsche Bank
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

6

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets
Investments, at value (Cost $7,278,791)	$7,546,155
Cash	19,514,106
Dividends and interest receivable	3,395
Receivable from Investment Adviser	3,167
Prepaid expenses and other assets	21,870

Total assets	27,088,693

Liabilities
Payable for capital shares redeemed	294,237
Payable for transfer agent fees	25,552
Payable for printing fees	20,882
Payable for administration and accounting fees	20,693
Payable for legal fees	13,805
Payable for audit fees	11,472
Accrued expenses	9,211

Total liabilities	395,852

Net Assets	$26,692,841

Net Assets Consisted of:
Capital stock, $0.01 par value	$27,256
Paid-in capital	26,727,280
Accumulated net investment income	503,320
Accumulated net realized loss from investments	(832,379)
Net unrealized appreciation on investments	267,364

Net Assets	$26,692,841

Institutional Class:
Net asset value, offering and redemption price per share ($26,692,841 / 2,725,591 shares)	$9.79

The accompanying notes are an integral part of the financial statements.

7

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

Investment Income
Dividends	$347,441
Interest	147

Total investment income	347,588

Expenses
Advisory fees (Note 2)	125,947
Administration and accounting fees (Note 2)	38,004
Transfer agent fees (Note 2)	29,721
Legal fees	21,116
Registration and filing fees	15,305
Audit fees	12,220
Printing and shareholder reporting fees	12,124
Custodian fees (Note 2)	8,009
Trustees’ and officers’ fees (Note 2)	3,985
Other expenses	3,820

Total expenses before waivers and reimbursements	270,251

Less: waivers and reimbursements (Note 2)	(114,392)

Net expenses after waivers and reimbursements	155,859

Net investment income	191,729

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	46,013
Net change in unrealized depreciation on investments	(1,896,581)

Net realized and unrealized loss on investments	(1,850,568)

Net decrease in net assets resulting from operations	$(1,658,839)

The accompanying notes are an integral part of the financial statements.

8

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014
Increase/(decrease) in net assets from operations:
Net investment income	$191,729	$270,778
Net realized gain/(loss) from investments	46,013	(580,359)
Net change in unrealized appreciation/(depreciation) from investments	(1,896,581)	451,072

Net increase/(decrease) in net assets resulting from operations	(1,658,839)	141,491

Less Dividends and Distributions to Shareholders from:
Net realized capital gains:
Institutional Class	—	(434,672)

Total net realized capital gains	—	(434,672)

Net decrease in net assets from dividends and distributions to shareholders	—	(434,672)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(2,845,510)	(2,484,953)

Total decrease in net assets	(4,504,349)	(2,778,134)

Net assets
Beginning of period	31,197,190	33,975,324

End of period	$26,692,841	$31,197,190

Accumulated net investment income, end of period	$503,320	$311,591

The accompanying notes are an integral part of the financial statements.

9

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period January 31, 2011* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.34		$10.40		$10.13	$10.50	$10.00

Net investment income(1)	0.06		0.09		0.09	0.13	0.01
Net realized and unrealized gain/(loss) on investments	(0.61)		(0.00	)(2)	0.32	(0.43)	0.49

Net increase/(decrease) in net assets resulting from operations	(0.55)		0.09		0.41	(0.30)	0.50

Dividends and distributions to shareholders from:
Net investment income	—		—		(0.10)	(0.07)	—
Net realized capital gains	—		(0.15)		(0.04)	—	—

Total dividends and distributions to shareholders	—		(0.15)		(0.14)	(0.07)	—

Net asset value, end of period	$9.79		$10.34		$10.40	$10.13	$10.50

Total investment return(3)	(5.32)%		0.86%		4.06%	(2.86)%	5.00%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$26,693		$31,197		$33,924	$29,548	$578
Ratio of expenses to average net assets(4)	0.99	%(5)	0.99%		0.99%	0.99%	0.99	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)(6)	1.72	%(5)	1.79%		1.87%	3.29%	115.64	%(5)
Ratio of net investment income to average net assets(4)	1.22	%(5)	0.86%		0.91%	1.31%	0.26	%(5)
Portfolio turnover rate	16.41	%(7)	80.08%		75.23%	56.15%	22.69	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Annualized.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The Boston Advisors Broad Allocation Strategy Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on January 31, 2011. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A and Institutional Class Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”), as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within twelve months of purchase where (i) $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the Fund’s principal underwriter paid a commission to the selling broker-dealer for such sale.

The Board of Trustees of the Trust has approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all of the Fund’s shareholders of record. Final liquidation of the Fund will occur on or about December 18, 2014. Consistent with the provisions of the Plan of Liquidation, the proportionate interests of shareholders in the assets of Boston Advisors Broad Allocation Strategy Fund and their rights to receive liquidating distributions will be fixed on the basis of the shareholders of the Fund as of the close of business on the Liquidation Date. The Fund ceased accepting purchase orders and was closed to all new and existing shareholders on October 22, 2014.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable,

11

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$7,546,155	$7,546,155	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund

12

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Income dividends and capital gain distributions

13

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Boston Advisors, LLC (“Boston Advisors” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place through the Fund’s liquidation unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. For the six months ended October 31, 2014, the amount of fees accrued and waived was $125,947 and $114,392, respectively. At October 31, 2014, the amount of the potential recovery is noted below. The actual amount of recoupment by the Adviser may be limited due to its pending liquidation (Note 1).

	Expiration
April 30, 2015	April 30, 2016	April 30, 2017	April 30, 2018
$328,461	$279,641	$251,328	$114,392

BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

14

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

For providing administrative and accounting services, BNY Mellon is entitled to receive certain minimum monthly fees.

For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2014 was $2,245. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$4,327,915	$23,712,111

15

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2014 and the year ended April 30, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014
	Shares	Amount	Shares	Amount
Class A Shares
Redemptions	—	$—	(4,912)	$(49,905)

Net decrease	—	$—	(4,912)	$(49,905)

Institutional Class
Sales	112,731	$1,174,323	66,869	$681,126
Reinvestments	—	—	43,079	434,672
Redemption Fees†	—	—	—	381
Redemptions	(404,498)	(4,019,833)	(354,873)	(3,551,227)

Net decrease	(291,767)	$(2,845,510)	(244,925)	$(2,435,048)

Total Net Decrease	(291,767)	$(2,845,510)	(249,837)	$(2,484,953)

†

There is a 2.00% redemption fee that may be charged on shares redeemed within 60 days of purchase. The redemption fees are retained by the Fund and are allocated to all classes in the Fund based on relative net assets.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2014, the tax character of distributions paid by the Fund was $182,331 of ordinary income dividends and $252,341 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal tax purposes.

16

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Qualified Late-Year Losses
$(306,203)	$215,020	$—	$2,341,805	$(653,478)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

At October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$7,278,791

Gross unrealized appreciation	$294,784
Gross unrealized depreciation	(27,420)

Net unrealized appreciation	$267,364

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of April 30, 2014, the Fund had $306,203 in short-term capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

As described in Note 1, the Board of Trustees of the Trust has approved a Plan of Liquidation of the Fund, the effective date of which will be on or about December 18, 2014.

17

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 526-8968 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Boston Advisors, LLC

One Liberty Square, 10th Floor

Boston, MA 02109

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

BOSTON ADVISORS

BROAD ALLOCATION

STRATEGY FUND

of

FundVantage Trust

Institutional Class Shares

SEMI-ANNUAL

REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Boston Advisors Broad Allocation Strategy Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Boston Advisors Broad Allocation Strategy Fund.

BRADESCO LATIN AMERICAN EQUITY FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2014†,††
	Six Months	Since Inception
Institutional Class	-0.88%	1.50%
MSCI EM (Emerging Markets) Latin America Index	-1.66%	2.93%*
Retail Class	N/A	-6.63%
MSCI EM (Emerging Markets) Latin America Index	-1.66%	-5.99%**

†	Institutional Class Shares and Retail Class Shares of the Bradesco Latin American Equity Fund (the “Fund”) commenced operations on December 20, 2013 and June 9, 2014, respectively.
††	Not Annualized.

*	Benchmark performance is from inception date of Institutional Class Shares of the Fund (December 20, 2013) only and is not the inception date of the benchmark itself.

**	Benchmark performance is from inception date of Retail Class Shares of the Fund (June 9, 2014) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5705.

The Fund’s total gross and net operating expense ratio, as stated in the current prospectus dated September 1, 2014, is 26.45% and 26.70%, 1.76% and 2.01%, respectively, of the Fund’s average daily net assets for Institutional Class and Retail Class Shares, respectively, which may differ from the actual expenses incurred by the Fund for the period covered by this report. A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. The redemption fee is not reflected in the returns shown above. BRAM US LLC (“BRAM US” or the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, Rule 12b-1 distribution fees, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, exceed 1.75% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until December 20, 2015, unless the Board of Trustees approves its earlier termination. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the MSCI EM (Emerging Markets) Latin America Index. The MSCI EM (Emerging Markets) Latin America Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets in Latin America. The MSCI EM (Emerging Markets) Latin America Index consists of the following 5 emerging market country indexes: Brazil, Chile, Colombia, Mexico, and Peru.

1

BRADESCO LATIN AMERICAN EQUITY FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2014

(Unaudited)

The Fund is non-diversified which means it may be invested in a limited number of issuers geographically particularly Latin America and more susceptible to any economic, political and regulatory events. The Fund invests primarily in markets of emerging countries which are riskier and may be considered speculative. In addition, many emerging securities markets have far lower trading volumes, currency devaluation risk and less liquidity than developed markets. The Fund may invest in derivatives (futures, options, and swaps), depositary receipts and small to mid-capitalization companies all of which may cause greater volatility and less liquidity. Funds that invest in derivatives are subject to the risks of the underlying securities which may be more sensitive to changes in market conditions and may amplify risks. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign securities are subject to political, social, or economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets.

2

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2014†,††
	Six Months	Since Inception
Institutional Class	1.69%	5.86%
CS Latin America Corporate Index 0-6Y A/B Buckets	1.71%	5.70%*
Retail Class	N/A	-0.24%
CS Latin America Corporate Index 0-6Y A/B Buckets	1.71%	-0.17%**

†	Institutional Class Shares and Retail Class Shares of the Bradesco Latin American Hard Currency Bond Fund (the “Fund”) commenced operations on December 20, 2013 and June 9, 2014, respectively.
††	Not Annualized.

*	Benchmark performance is from inception date of Institutional Class Shares of the Fund (December 20, 2013) only and is not the inception date of the benchmark itself.

**	Benchmark performance is from inception date of Retail Class Shares of the Fund (June 9, 2014) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5705.

The Fund’s total gross and net operating expense ratio, as stated in the current prospectus dated September 1, 2014, is 8.47% and 8.72%, 1.51% and 1.76%, respectively, of the Fund’s average daily net assets for Institutional Class and Retail Class Shares, respectively, which may differ from the actual expenses incurred by the Fund for the period covered by this report. A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. The redemption fee is not reflected in the returns shown above. BRAM US LLC (“BRAM US” or the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, Rule 12b-1 distribution fees, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, exceed 1.50% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until December 20, 2015, unless the Board of Trustees approves its earlier termination. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Credit Suisse (“CS”) Latin America Corporate Index 0-6Y A/B Buckets. The CS Latin America Corporate Index 0-6Y A/B Buckets is a subset index of the Credit Suisse Latin American Corporate Index (“CS-LACI”). It contains bonds with less than 6 years to maturity and rated “B-” or higher (composite of Moody’s, S&P, and Fitch ratings as determined by Credit Suisse’s methodology). CS-LACI Index is a diversified basket of liquid, tradable Latin American corporate bond issues that are denominated in US dollars. This index provides a region-specific benchmark that represents characteristics, pricing, and total return performance of different asset classes within the Latin American corporate bond universe. The index is divided into

3

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2014

(Unaudited)

three different categories, including supranational, quasi-sovereign, and corporate bonds and can be broken down by country of issuance. It is not possible to invest directly in an index.

The Fund is non-diversified which means it may be invested in a limited number of issuers particularly in Latin America and more susceptible to any economic, political and regulatory events. The Fund invests primarily in markets of emerging countries which are riskier and may be considered speculative as well as derivatives which may amplify volatility. In addition, many emerging securities markets have far lower trading volumes, currency devaluation risk and less liquidity than developed markets. The Fund invests in below investment grade bonds (known as “junk bonds”) and may be less liquid and subject to greater volatility. The Fund is subject to the same risks as the underlying bonds in the portfolio such as credit, prepayment, sovereign debt, call and interest rate risk. As interest rates rise the value of bond prices will decline.

Foreign securities are subject to political, social, or economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets.

4

BRADESCO FUNDS

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Bradesco Funds (each a “Fund” and together, the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested from May 1, 2014, through October 31, 2014 and held for the entire period.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

BRADESCO FUNDS

Fund Expense Disclosure (Continued)

October 31, 2014

(Unaudited)

	Bradesco Latin American Equity Fund

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Institutional Class Shares
Actual	$1,000.00	$ 991.20	$ 8.78
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

Retail Class Shares
Actual	$1,000.00	$ 933.70	$ 7.63
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16

	Bradesco Latin American Hard Currency Bond Fund

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period**
Institutional Class Shares
Actual	$1,000.00	$1,016.90	$7.63
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.63

Retail Class Shares
Actual	$1,000.00	$997.60	$6.90
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*

Expenses are equal to the Fund’s annualized expense ratio for the six-month period ended October 31, 2014 of 1.75% for the Institutional Class of the Bradesco Latin American Equity Fund (“Equity Fund”), multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184) then divided by 365 days to reflect the period. Expenses are equal to an annualized expense ratio for the period beginning June 9, 2014, commencement of operations, to October 31, 2014 of 2.00% for the Equity Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (144), then divided by 365 to reflect the period. The Fund’s ending account values on the first line with respect to a share class in the table are based on the actual six month total returns of (0.88)% for the Fund’s Institutional Class Shares and the actual total returns since commencement of operations of (6.63)% for the Fund’s Retail Class Shares. Hypothetical expenses are as if each share class of the Fund had been in operation from May 1, 2014, and are equal to its annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365 to reflect the period.

**

Expenses are equal to the Fund’s annualized expense ratio for the six-month period ended October 31, 2014 of 1.50% for the Institutional Class of the Bradesco Latin American Hard Currency Bond Fund (“Bond Fund”), multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184) then divided by 365 days to reflect the period. Expenses are

6

BRADESCO FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

equal to an annualized expense ratio for the period beginning June 9, 2014, commencement of operations, to October 31, 2014 of 1.75% for the Retail Class of the Bond Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (144), then divided by 365 to reflect the period. The Fund’s ending account values on the first line with respect to a class in the table are based on the actual six month total returns of 1.69% for the Institutional Class Shares and the actual total returns since commencement of operations of (0.24)% for the Retail Class Shares. Hypothetical expenses are as if each share class of the Fund had been in operation from May 1, 2014, and are equal to its annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365 to reflect the period.

7

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCK:
Commercial Services	9.8%	$1,034,222
Beverages	8.7	917,972
Oil & Gas	7.9	833,963
Banks	4.6	485,655
Telecommunications	4.5	468,672
Real Estate	4.3	456,052
Chemicals	4.3	450,993
Engineering & Construction	4.2	445,034
Insurance	4.2	440,284
Building Materials	4.2	440,242
Food	4.1	427,220
Electric	3.5	366,736
Holding Companies-Diversified	3.2	336,482
Retail	3.1	320,731
Aerospace & Defense	2.0	204,792
Investment Companies	1.9	203,383
Mining	1.7	176,227
Auto Parts & Equipment	1.6	164,317
Airlines	1.6	163,688
Software	1.1	113,700
Computers	1.0	108,044
Preferred Stocks	17.4	1,832,761
Registered Investment Company	1.2	122,387
Liabilities in Excess of Other Assets	(0.1)	(7,140)

NET ASSETS	100.0%	$10,506,417

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 81.5%
Brazil — 36.1%
AMBEV SA, SP ADR	55,300	$369,404
BB Seguridade Participacoes SA	33,000	440,284
BRF SA, ADR	16,400	427,220
Cielo SA	15,700	257,812
Embraer SA, ADR	5,300	204,792
Ez Tec Empreendimentos e Participacoes SA	15,900	136,035
Kroton Educacional SA	92,020	655,827
Localiza Rent a Car SA	5,200	74,960
Mahle-Metal Leve SA Industria e Comercio	17,400	164,317
Mills Estruturas e Servicos de Engenharia SA	7,000	45,623
Petroleo Brasileiro SA, SP ADR	50,800	621,284
Totvs SA	7,800	113,700
Ultrapar Participacoes SA	12,800	279,204

		3,790,462

Chile — 4.8%
Enersis SA, SP ADR	12,600	198,954
SACI Falabella	27,300	200,136
Sonda SA	44,500	108,044

		507,134

Colombia — 4.0%
Grupo De Inversiones Suramericana SA	9,800	203,383
Pacific Rubiales Energy Corp.	14,100	212,679

		416,062

Mexico — 31.5%
Alfa SAB de CV, Class A	105,400	336,482

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — (Continued)
America Movil SAB de CV, ADR, Series L	19,200	$468,672
Cemex SAB de CV, SP ADR*	35,792	440,242
Fomento Economico Mexicano SAB de CV, SP ADR	5,700	548,568
Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,300	156,745
Grupo Financiero Banorte SAB de CV	18,000	115,355
Grupo Mexico SAB de CV, Series B	51,200	176,227
Infraestructura Energetica Nova SAB de CV	27,500	167,782
Mexichem Sab de CV	42,000	171,789
Promotora y Operadora de Infraestructura SAB de CV*	20,900	288,289
TF Administradora Industrial S de RL de CV	138,300	320,017
Wal-Mart de Mexico SAB de CV	52,000	120,595

		3,310,763

Panama — 1.6%
Copa Holdings SA	1,400	163,688

Peru — 3.5%
Credicorp Ltd.	2,300	370,300

TOTAL COMMON STOCKS (Cost $9,016,838)		8,558,409

PREFERRED STOCKS — 17.4%
Brazil — 17.4%
Banco Bradesco SA(a)	38,600	581,360

The accompanying notes are an integral part of the financial statements.

9

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Number of Shares	Value

PREFERRED STOCKS — (Continued)
Brazil — (Continued)
Gerdau SA	30,500	$136,505
Itau Unibanco Holding SA, ADR	55,000	811,800
Vale SA, SP ADR	34,600	303,096

		1,832,761

TOTAL PREFERRED STOCKS (Cost $1,947,822)		1,832,761

REGISTERED INVESTMENT COMPANY — 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(b)	122,387	122,387

TOTAL REGISTERED INVESTMENT COMPANY (Cost $122,387)		122,387

TOTAL INVESTMENTS - 100.1% (Cost $11,087,047)		10,513,557
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(7,140)

NET ASSETS - 100.0%		$10,506,417

*	Non-income producing.
(a)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 2.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2014.

ADR	American Depositary Receipt
SP ADR	Sponsored Depositary Receipt

The accompanying notes are an integral part of the financial statements.

10

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
SECURITY TYPE:
Corporate Bonds and Notes	94.1%	$11,901,661
Registered Investment Company	5.2	660,927
Other Assets in Excess of Liabilities	0.7	84,477

NET ASSETS	100.0%	$12,647,065

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

11

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 94.1%
Austria — 1.5%
Oas Investments GmbH 8.25%, 10/19/2019(a)	$200,000	$194,500

Brazil — 27.6%
Banco Bradesco SA 5.90%, 10/16/2021(b)	400,000	425,620
Banco do Brasil SA 5.88%, 01/19/2023	200,000	208,240
Banco Safra SA 6.75%, 01/27/2021	200,000	222,770
Banco Santander Brasil SA 4.63%, 02/13/2017	200,000	208,250
Caixa Economica Federal 4.50%, 10/03/2018	200,000	204,780
Cielo SA 3.75%, 11/16/2022	600,000	565,500
Embraer SA 5.15%, 06/15/2022	500,000	531,875
Itau Unibanco Holding SA 5.75%, 01/22/2021	200,000	211,424
Itau Unibanco Holding SA 5.65%, 03/19/2022	300,000	307,875
Samarco Mineracao SA 4.13%, 11/01/2022	200,000	190,250
Votorantim Cimentos SA 7.25%, 04/05/2041	400,000	415,800

		3,492,384

Cayman Islands — 23.9%
BFF International Ltd. 7.25%, 01/28/2020	500,000	572,500

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Cayman Islands — (Continued)
BR Malls International Finance Ltd. 8.50%, 01/21/2015(a)(c)	$400,000	$414,256
Braskem Finance Ltd. 5.75%, 04/15/2021	500,000	522,500
Cosan Overseas Ltd. 8.25%, 02/05/2015(a)(c)	200,000	207,000
Odebrecht Finance Ltd. 4.38%, 04/25/2025	400,000	376,000
Suzano Trading Ltd. 5.88%, 01/23/2021	400,000	418,000
Vale Overseas Ltd. 4.38%, 01/11/2022	500,000	507,835

		3,018,091

Chile — 4.8%
Banco Santander Chile 3.88%, 09/20/2022	400,000	400,048
Corpbanca SA 3.88%, 09/22/2019	200,000	201,500

		601,548

Colombia — 3.5%
Bancolombia SA 5.95%, 06/03/2021	400,000	443,500

Luxembourg — 9.8%
CSN Resources SA 6.50%, 07/21/2020	200,000	204,500
Klabin Finance SA 5.25%, 07/21/2020	360,000	352,620
Petrobras International Finance Co. SA 7.88%, 03/15/2019	600,000	688,038

		1,245,158

The accompanying notes are an integral part of the financial statements.

12

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Mexico — 14.4%
Alfa Sab de CV 5.25%, 03/25/2024(a)	$500,000	$544,375
America Movil SAB de CV 5.00%, 03/30/2020	300,000	330,705
Cemex Sab de Cv 5.88%, 03/25/2019(a)	500,000	518,125
Grupo Bimbo Sab de CV 4.50%, 01/25/2022	400,000	421,592

		1,814,797

Peru — 3.4%
Banco de Credito del Peru 5.38%, 09/16/2020	400,000	436,000

Virgin Islands — 5.2%
Gerdau Trade, Inc. 5.75%, 01/30/2021	500,000	531,350
QGOG Atlantic Ltd. 5.25%, 07/30/2019(a)	121,360	124,333

		655,683

TOTAL CORPORATE BONDS AND NOTES (Cost $11,851,219)		11,901,661

	Number of Shares	Value

REGISTERED INVESTMENT COMPANY — 5.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(d)	660,927	$660,927

TOTAL REGISTERED INVESTMENT COMPANY (Cost $660,927)		660,927

TOTAL INVESTMENTS - 99.3% (Cost $12,512,146)		12,562,588
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		84,477

NET ASSETS - 100.0%		$12,647,065

(a)	This security is callable.
(b)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 2.
(c)	Security is perpetual. Date shown is next call date.
(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2014.

The accompanying notes are an integral part of the financial statements.

13

BRADESCO FUNDS

Statements of Assets and Liabilities

October 31, 2014

(Unaudited)

	Bradesco Latin American Equity Fund	Bradesco Latin American Hard Currency Bond Fund
Assets
Investments, at value (Cost $11,087,047 and $12,512,146, respectively)(a)	$10,513,557	$12,562,588
Cash	326	41
Dividends and interest receivable	19,714	130,944
Receivable from Investment Adviser	10,913	5,932
Prepaid expenses and other assets	21,976	15,983

Total assets	10,566,486	12,715,488

Liabilities
Payable for transfer agent fees	20,444	20,476
Payable for administration and accounting fees	19,443	20,623
Payable for custodian fees	12,356	11,959
Payable for audit fees	6,013	13,652
Accrued expenses	1,813	1,713

Total liabilities	60,069	68,423

Net Assets	$10,506,417	$12,647,065

Net Assets Consisted of:
Capital stock, $0.01 par value	$10,347	$12,237
Paid-in capital	11,087,562	12,479,821
Accumulated net investment income	36,396	55,342
Accumulated net realized gain/(loss) loss from investments and foreign currency transactions	(54,398)	49,223
Net unrealized appreciation/(depreciation) on investments	(573,490)	50,442

Net Assets	$10,506,417	$12,647,065

Institutional Class:
Net asset value, offering and redemption price per share ($10,408,969 / 1,025,069) and ($12,547,813 / 1,214,062 shares)	$10.15	$10.34

Retail Class:
Net asset value, offering and redemption price per share ($97,448 / 9,610) and ($99,252 / 9,603 shares)	$10.14	$10.34

(a)

Includes investment in affiliated issuer for Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund with market value of $581,360 and $425,620 and cost of $565,130 and $427,675, respectively.

The accompanying notes are an integral part of the financial statements.

14

BRADESCO FUNDS

Statements of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

	Bradesco Latin American Equity Fund	Bradesco Latin American Hard Currency Bond Fund
Investment Income
Dividends(a)	$101,509	$—
Less: foreign taxes withheld	(5,487)	—
Interest	—	192,992

Total investment income	96,022	192,992

Expenses
Advisory fees (Note 2)	38,506	36,827
Administration and accounting fees	38,254	38,254
Transfer agent fees (Note 2)	23,909	23,943
Legal fees	12,131	14,651
Registration and filing fees	11,496	11,538
Custodian fees (Note 2)	7,611	7,610
Audit fees	7,369	13,653
Printing and shareholder reporting fees	3,054	9,327
Trustees’ and officers’ fees (Note 2)	2,311	10,550
Other expenses	2,062	2,059

Total expenses	146,703	168,412

Less: waivers and reimbursements (Note 2)	(79,218)	(93,677)

Net expenses after waivers and reimbursements	67,485	74,735

Net investment income	28,537	118,257

Net realized and unrealized gain/(loss) from investments
Net realized gain/(loss) from investments	(18,690)	49,224
Net realized loss from foreign currency transactions	(28,997)	—
Net change in unrealized appreciation/(depreciation) on investments(a)	(388,191)	(100,814)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(214,331)	—

Net realized and unrealized loss on investments	(650,209)	(51,590)

Net increase/(decrease) in net assets resulting from operations	$(621,672)	$66,667

(a)

Dividend Income and change in unrealized appreciation on investments from affiliated issuer for the Bradesco Latin American Equity Fund was $2,083 and $11,135, respectively. Dividend Income and change in unrealized depreciation on investments from affiliated issuer for the Bradesco Latin American Hard Currency Bond Fund was $2,966 and ($2,055), respectively.

The accompanying notes are an integral part of the financial statements.

15

BRADESCO LATIN AMERICAN EQUITY FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Period Ended April 30, 2014*
Increase in net assets from operations:
Net investment income	$28,537	$5,795
Net realized loss from investments and foreign currency transactions	(47,687)	(11,115)
Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	(602,522)	29,032

Net increase/(decrease) in net assets resulting from operations	(621,672)	23,712

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	10,104,377	1,000,000

Total increase in net assets	9,482,705	1,023,712

Net assets
Beginning of period	1,023,712	—

End of period	$10,506,417	$1,023,712

Accumulated net investment income, end of period	$36,396	$7,859

*	The Funds commenced operations on December 20, 2013.

The accompanying notes are an integral part of the financial statements.

16

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Period Ended April 30, 2014*
Increase in net assets from operations:
Net investment income	$118,257	$45,042
Net realized gain from investments and foreign currency transactions	49,224	16,896
Net change in unrealized appreciation/(depreciation) from investments, and foreign currency translations	(100,814)	151,256

Net increase in net assets resulting from operations	66,667	213,194

Less Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	(82,485)	(31,446)
Retail Class	(1,213)	—

Total from net investment income	(83,698)	(31,446)

Net realized capital gains:
Institutional Class	(16,537)	—
Retail Class	(360)	—

Total from net realized capital gains	(16,897)	—

Net decrease in net assets from dividends and distribution to shareholders	(100,595)	(31,446)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	7,977,233	4,522,012

Total increase in net assets	7,943,305	4,703,760

Net assets
Beginning of period	4,703,760	—

End of period	$12,647,065	$4,703,760

Accumulated net investment income, end of period	$55,342	$20,783

*	The Funds commenced operations on December 20, 2013.

The accompanying notes are an integral part of the financial statements.

17

BRADESCO LATIN AMERICAN EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period December 20, 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$10.24		$10.00

Net investment income(1)	0.04		0.06
Net realized and unrealized gain/(loss) on investments	(0.13)		0.18

Net increase/(decrease) in net assets resulting from operations	(0.09)		0.24

Net asset value, end of period	$10.15		$10.24

Total investment return(2)	(0.88)%		2.40%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$10,409		$1,024
Ratio of expenses to average net assets	1.75	%(3)	1.75	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	3.79	%(3)	23.40	%(3)
Ratio of net investment income to average net assets	0.75	%(3)	1.70	%(3)
Portfolio turnover rate	22.10	%(5)	15.55	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

18

BRADESCO LATIN AMERICAN EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Retail Class Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Retail Class
	For the Period June 9, 2014* to October 31, 2014 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.86

Net investment income(1)	0.01
Net realized and unrealized loss on investments	(0.73)

Net decrease in net assets resulting from operations	(0.72)

Net asset value, end of period	$10.14

Total investment return(2)	(6.63)%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$97
Ratio of expenses to average net assets	2.00	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	5.97	%(3)
Ratio of net investment income to average net assets	0.31	%(3)
Portfolio turnover rate	22.10	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

19

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period December 20, 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$10.34		$10.00

Net investment income(1)	0.13		0.13
Net realized and unrealized gain on investments	0.05		0.28

Net increase in net assets resulting from operations	0.18		0.41

Dividends and distributions to shareholders from:
Net investment income	(0.14)		(0.07)
Net realized gains	(0.04)		—

Total dividends and distributions to shareholders	(0.18)		(0.07)

Net asset value, end of period	$10.34		$10.34

Total investment return(2)	1.69%		4.10%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$12,548		$4,704
Ratio of expenses to average net assets	1.50	%(3)	1.50	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	3.38	%(3)	7.61	%(3)
Ratio of net investment income to average net assets	2.38	%(3)	3.59	%(3)
Portfolio turnover rate	37.15	%(5)	6.52	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

20

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Financial Highlights

Contained below is per share operating performance data for Retail Class Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Retail Class
	For the Period June 9, 2014* to October 31, 2014 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.53

Net investment income(1)	0.09
Net realized and unrealized loss on investments	(0.11)

Net decrease in net assets resulting from operations	(0.02)

Dividends and distributions to shareholders from:
Net investment income	(0.13)
Net realized gains	(0.04)

Total dividends and distributions to shareholders	(0.17)

Net asset value, end of period	$10.34

Total investment return(2)	(0.24)%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$99
Ratio of expenses to average net assets	1.75	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	3.64	%(3)
Ratio of net investment income to average net assets	2.16	%(3)
Portfolio turnover rate	37.15	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

21

BRADESCO FUNDS

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds commenced operations on December 20, 2013. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class A, Class C, Institutional Class and Retail Class Shares. As of October 31, 2014, Class A and Class C shares had not been issued for the Funds.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available

22

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

23

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2014, in valuing each Fund’s investments carried at fair value:

	Bradesco Latin American Equity Fund
	Total Value at 10/31/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$10,513,557	$10,513,557	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

	Bradesco Latin American Hard Currency Bond Fund
	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$11,901,661	$—	$11,901,661	$—
Registered Investment Company	660,927	660,927	—	—

Total	$12,562,588	$660,927	$11,901,661	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

24

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when such Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2014, there were no significant transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

Each Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in a Fund’s Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately

25

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in a Fund’s Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually to shareholders of the Bradesco Latin American Equity Fund and dividends from net investment income are declared and paid quarterly, if any, to shareholders of the Bradesco Latin American Hard Currency Bond Fund. Distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date for both Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, each Fund may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against each Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices

26

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Emerging Markets Risk — The Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

2. Transactions with Affiliates and Related Parties

BRAM US LLC (“BRAM US” or the “Adviser”) serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Bradesco Latin American Equity Fund’s average daily net assets, and 0.75% of the Bradesco Latin American Hard Currency Bond Fund’s average daily net assets. Each Fund pays its respective pro-rata portion of the advisory fee payable by each Fund. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent that the “Total Annual Fund Operating Expenses,” excluding taxes, Rule 12b-1 distribution fees, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, exceed 1.75% and 1.50% (on an annual basis) of the Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund’s average daily net assets (the “Expense Limitation”), respectively. The Expense Limitations will remain in place with respect to each Fund until December 20, 2015, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for each Fund. No recoupment will occur with respect to a Fund unless such Fund’s expenses are below the Expense Limitation.

For the six months ended October 31, 2014, investment advisory fees accrued and waived were $38,506 and $36,827 and the Adviser reimbursed fees of $40,712 and $56,850 for the Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund, respectively.

As of October 31, 2014, the amounts of potential recoupment by the Adviser were as follows:

27

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

	Expiration
	04/30/2017	04/30/2018
Bradesco Latin American Equity Fund	$53,081	$79,218
Bradesco Latin American Hard Currency Bond Fund	$56,142	$93,677

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annualized percentage rate of each Funds’ average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived if each Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Funds during the six months ended October 31, 2014 was $1,426 and $1,508 for the Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund, respectively. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Funds or the Trust.

The following table lists the issuer owned by Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund that may be deemed “affiliated company” under the Investment Company Act of 1940, as well as transactions that occurred in the security of such issuers during the six months ended October 31, 2014:

28

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Bradesco Latin American Equity Fund
Name of Issuer	Shares Held at 4/30/14	Value at 4/30/14	Purchase Cost	Sales Proceeds	Value at 10/31/14	Shares Held at 10/31/14	Dividend Income for the six-months ended 10/31/14	Net Realized Gain (Loss) for the six-months ended 10/31/14
Banco Bradesco SA	3,100	$46,019	$565,130	$—	$581,360	38,600	$2,083	$—

Bradesco Latin American Hard Currency Bond Fund
Name of Issuer	Shares Held at 4/30/14	Value at 4/30/14	Purchase Cost	Sales Proceeds	Value at 10/31/14	Shares Held at 10/31/14	Dividend Income for the six-months ended 10/31/14	Net Realized Gain (Loss) for the six-months ended 10/31/14
Banco Bradesco SA	—	$—	$427,675	$—	$425,620	400,000	$2,966	$—

3. Investment in Securities

For the six months ended October 31, 2014, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Funds were as follows:

	Purchases	Sales
Bradesco Latin American Equity Fund	$11,471,887	$1,450,888
Bradesco Latin American Hard Currency Bond Fund	10,991,158	2,854,350

4. Capital Share Transactions

For the six months or period ended October 31, 2014 and the year ended April 30, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

29

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

	Bradesco Latin American Equity Fund
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period Ended April 30, 2014*
	Shares	Amount	Shares	Amount
Institutional Class Shares
Sales	925,069	$10,000,000	100,000	$10,000,000

Net Increase	925,069	$10,000,000	100,000	$10,000,000

Retail Class Shares**
Sales	9,610	$104,377	—	$—

Net Increase	9,610	$104,377	—	$—

Total Net Increase	934,679	$10,104,377	100,000	$10,000,000

	Bradesco Latin American Hard Currency Bond Fund
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period Ended April 30, 2014*
	Shares	Amount	Shares	Amount
Institutional Class Shares
Sales	772,919	$8,022,744	452,823	$4,500,000
Reinvestments	7,381	76,132	2,160	22,012
Redemptions	(21,221)	(222,744)	—	—

Net increase	759,079	$7,876,132	454,983	$4,522,012

Retail Class Shares**
Sales	9,497	$100,000	—	$—
Reinvestments	106	1,101	—	—

Net increase	9,603	$101,101	—	$—

Total Net increase	768,682	$7,977,233	454,983	$4,522,012

*	The Funds commenced operations on December 20, 2013.
**	Retail Class commenced operations on June 9, 2014.
***

There is a 2.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in-capital. For the period ending October 31, 2014, there were no redemption fees charged.

30

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the period ended April 30, 2014, the tax character of distributions paid by the Bradesco Latin American Hard Currency Bond Fund was $31,446 of ordinary income dividends. There were no distributions for the Bradesco Latin American Equity Fund. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Qualified Late-Year Losses
Bradesco Latin American Equity Fund	$—	$7,859	$—	$29,032	$(6,711)
Bradesco Latin American Hard Currency Bond Fund	$—	$38,322	$—	$150,613	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Bradesco Latin American Equity Fund	$11,087,047	$313,735	$(887,225)	$(573,490)
Bradesco Latin American Hard Currency Bond Fund	12,512,146	116,004	(65,562)	50,442

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions.

31

BRADESCO FUNDS

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of April 30, 2014, the Funds did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

32

BRADESCO FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 670-5705 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

33

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

BRAM US LLC

1450, Avenida Paulista

6th Floor, 01310 - 917

Sao Paulo-SP, Brazil

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

BRADESCO LATIN

AMERICAN

EQUITY FUND

BRADESCO LATIN AMERICAN HARD

CURRENCY

BOND FUND

of

FundVantage Trust

Institutional Class Shares

Retail Class Shares

SEMI-ANNUAL

REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund.

CUTWATER INVESTMENT GRADE BOND FUND

of

FundVantage Trust

Institutional Class

SEMI-ANNUAL REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Cutwater Investment Grade Bond Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Cutwater Investment Grade Bond Fund.

CUTWATER INVESTMENT GRADE BOND FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2014
	Six Months†	1 Year	3 Year	Since Inception*
Institutional Class	2.81%	6.07%	4.85%	4.62%
Barclays Aggregate
Bond Index	2.35%	4.14%	2.73%	3.72%**

†	Not Annualized

*	The Cutwater Investment Grade Bond Fund (the “Fund”) commenced operations on December 2, 2010.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 678-6242.

The Fund’s total annual gross and net operating expense ratio for Institutional Class shares of the Fund, as stated in the current prospectus dated September 1, 2014, is 1.25% and 0.85%, respectively, of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Cutwater Investor Services Corp. d/b/a Cutwater Asset Management (“Cutwater” or the “Adviser”) has voluntarily agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). Such Expense Limitation will continue until Cutwater notifies the Fund of a change in its voluntary Expense Limitation or its discontinuation. This Expense Limitation may be discontinued at any time at the discretion of Cutwater. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 1.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Barclays Aggregate Bond Index. Barclays Aggregate Bond Index is an unmanaged intermediate-term index and should not be considered indicative of any Cutwater Investment Grade Bond Fund investment. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is subject to the risks of the fixed-income securities in its portfolio such as credit, prepayment and interest rate risk. As interest rates rise, the value of bond prices will decline and an investor may lose money.

2

CUTWATER INVESTMENT GRADE BOND FUND

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period from May 1, 2014 through October 31, 2014 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Cutwater Investment Grade Bond Fund
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Institutional Class
Actual	$1,000.00	$1,028.10	$4.35
Hypothetical (5% return before expenses)	1,000.00	1,020.92	4.33

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2014 of 0.85% for the Institutional Shares of the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six month total returns for the Fund of 2.81%.

3

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
Corporate Bonds and Notes	50.1%	$19,059,917
U.S. Treasury Obligations	16.1	6,116,947
Residential Mortgage-Backed Securities	13.4	5,110,469
Asset Backed Securities	9.3	3,514,202
Commercial Mortgage-Backed Securities	8.1	3,072,493
Registered Investment Company	2.0	754,651
Preferred Stock	1.4	540,963
Municipal Bonds	1.1	431,797
Liabilities in Excess of other Assets	(1.5)	(577,910)

NET ASSETS	100.0%	$38,023,529

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — 50.1%
Airlines — 1.5%
American Airlines 2013-2 Class B Pass Through Trust, 5.60%, 07/15/20 144A	NA/BB+	$399	$406,747
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 06/20/20 144A	Baa3/BBB	156	164,723

			571,470

Automotive — 0.9%
Chrysler Group LLC/CG Co. Issuer, Inc., Sec. Notes, 8.25%, 06/15/21 (b)	B1/B	300	335,250

Chemicals — 0.5%
Mexichem SAB de CV, Co. Gty., 4.875%, 09/19/22 144A	Baa3/BBB-	200	213,250

Diversified Financial Services — 19.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Co. Gty., 4.50%, 05/15/21 144A	Ba2/BB+	250	252,500
AIG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	145	185,134
American Express Co., Sub. Notes, 6.80%, 09/01/66 (b)(c)	Baa2/BB+	195	206,680
Bank of America Corp., Sr. Unsec. Notes, 5.75%, 12/01/17	Baa2/A-	210	233,758
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa2/A-	320	369,774
BB&T Corp., Sr. Unsec. Notes, 1.094%, 06/15/18 (b)(c)	A2/A-	405	410,935
BBVA US Senior SAU, Co. Gty., 4.664%, 10/09/15	Baa2/BBB	325	336,734
Bear Stearns Cos., LLC (The), Sr. Unsec. Notes, 6.40%, 10/02/17	A3/A	267	301,941
BioMed Realty LP, Co. Gty., REIT, 6.125%, 04/15/20 (b)	Baa3/BBB	226	258,438
Citigroup, Inc., Sr. Unsec. Notes, 3.375%, 03/01/23	Baa2/A-	208	207,471
Citigroup, Inc., Sub Notes, 5.30%, 05/06/44	Baa3/BBB+	225	239,130
EPR Properties, Co. Gty., REIT, 5.75%, 08/15/22 (b)	Baa2/BBB-	358	393,734
General Electric Capital Corp., Jr. Sub. Notes, 5.25%, 06/15/23 (b)(c)(d)	Baa1/A+	400	401,000
General Electric Capital Corp., Sub. Notes, 5.30%, 02/11/21	A2/AA	260	295,272
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 2.375%, 01/22/18	Baa1/A-	91	91,849
HSBC Capital Funding LP/Jersey Channel Islands, Ltd., Co. Gty., 10.176%, 06/30/30 144A (b)(c)(d)	Baa2/BBB-	325	485,063
HSBC Holdings PLC, Sub. Notes, 4.25%, 03/14/24	A3/BBB+	200	205,596
ING Bank NV., 4.125%, 11/21/23 (b)(c)	Baa2/BBB	350	358,551
JPMorgan Chase & Co., Jr. Sub. Notes, 7.90%, 04/30/18 (b)(c)(d)	Ba1/BBB-	387	419,411
Morgan Stanley, Jr. Unsec. Notes, 5.45%, 07/15/19 (b)(c)(d)	Ba3/BB	365	366,711
Morgan Stanley, Sr. Unsec. Notes, 5.50%, 07/24/20	Baa2/A-	425	480,116
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40 144A	A3/A-	211	257,366
US Bank NA, Sr. Unsec. Notes, 0.713%, 10/28/19 (b)(c)	Aa3/AA-	490	490,957

			7,248,121

Energy — 5.8%
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72 (b)(c)	Baa1/BBB	300	327,428
Citgo Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22 144A (b)	B1/B+	350	356,125
DCP Midstream LLC, Jr. Sub. Notes, 5.85%, 05/21/43 144A (b)(c)	Baa3/BB	325	320,937
Ecopetrol SA, Sr. Unsec. Notes, 5.875%, 09/18/23	Baa2/BBB	165	183,975
Noble Energy, Inc., Sr. Unsec. Notes, 8.25%, 03/01/19	Baa2/BBB	146	179,922
Oil India Ltd., Sr. Unsec. Notes, 5.375%, 04/17/24	Baa2/NA	300	320,415
Reliance Holdings USA, Inc., Co. Gty., 5.40%, 02/14/22 144A	Baa2/BBB+	325	353,884

The accompanying notes are an integral part of the financial statements.

5

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Energy — (Continued)
Transocean, Inc., Co. Gty., 6.50%, 11/15/20	Baa3/BBB-	$163	$167,659

			2,210,345

Healthcare — 1.5%
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21 144A	Ba2/BB+	325	348,969
HCA, Inc., Sr. Sec. Notes, 7.25%, 09/15/20 (b)	WR/BB	215	227,900

			576,869

Industrial — 1.2%
ADT Corp. (The), Sr. Unsec. Notes, 6.25%, 10/15/21	Ba2/BB-	175	183,750
Samarco Mineracao SA, Sr Unsec. Notes, 5.75%, 10/24/23 144A	NA/BBB-	275	285,313

			469,063

Insurance — 5.0%
Allstate Corp. (The), Jr. Sub. Notes, 6.50%, 05/15/57 (b)(c)	Baa1/BBB	325	359,734
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19	Baa1/BBB+	130	167,509
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/58 (b)(c)	Baa2/BBB	325	441,187
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/15/37 144A (b)(c)	Baa3/BB+	208	216,320
Prudential Financial, Inc., Jr. Sub. Notes, 5.875%, 09/15/42 (b)(c)	Baa2/BBB+	423	448,380
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/37 (b)(c)	A3/NR	244	264,435

			1,897,565

Media — 1.3%
Numericable Group SA, Sr. Sec. Notes, 6.25%, 05/15/24 144A (b)	Ba3/B+	250	257,188
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24 144A (b)	B1/B+	220	231,000

			488,188

Mining — 0.7%
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42 (b)	Baa2/BBB	296	270,626

Paper — 0.6%
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.75%, 01/11/22 (b)	Baa3/BBB-	228	234,372

Pipe Lines Ex Natural Gas — 2.1%
Access Midstream Partners LP / ACMP Finance Corp., Co. Gty., 4.875%, 05/15/23 (b)	Ba2/BB+	190	198,550
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(c)	Baa2/BBB-	211	234,737
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A (b)	NA/BBB-	175	189,316
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 9.00%, 02/01/19	Baa2/BBB	130	161,238

			783,841

Technology Hardware & Equipment — 0.2%
NCR Corp., Co. Gty., 5.875%, 12/15/21 (b)	Ba3/BB	95	97,375

Telecommunications — 6.2%
Bharti Airtel International Netherlands BV., Co. Gty., 5.35%, 05/20/24 144A	Baa3/BBB-	360	386,885
CCOH Safari, LLC, Co. Gty., 5.50%, 12/01/22 (b)	B1/B+	300	303,000
DISH DBS Corp., Co. Gty., 5.875%, 07/15/22	Ba3/BB-	240	254,400
Frontier Communications Corp., Sr. Unsec. Notes, 8.50%, 04/15/20	Ba3/BB-	325	374,563
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35 (b)	Baa3/BBB-	195	200,628

The accompanying notes are an integral part of the financial statements.

6

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Telecommunications — (Continued)
Telecom Italia Capital SA, Co. Gty., 6.00%, 09/30/34	Ba1/BB+	$215	$211,775
T-Mobile USA, Inc., Co. Gty., 6.125%, 01/15/22 (b)	Ba3/BB	15	15,544
T-Mobile USA, Inc., Co. Gty., 6.625%, 04/01/23 (b)	Ba3/BB	227	239,485
T-Mobile USA, Inc., Co. Gty., 6.50%, 01/15/24 (b)	Ba3/BB	15	15,713
Verizon Communications, Inc., Sr. Unsec. Notes, 1.984%, 09/14/18 (c)	Baa1/BBB+	195	204,041
Verizon Communications, Inc., Sr. Unsec. Notes, 6.55%, 09/15/43	Baa1/BBB+	62	78,157
Verizon Communications, Inc., Sr. Unsec. Notes, 5.012%, 08/21/54 144A	Baa1/BBB+	60	61,056

			2,345,247

Utilities — 3.5%
Black Hills Corp., Sr. Unsec. Notes, 4.25%, 11/30/23 (b)	Baa1/BBB	100	106,103
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A	Baa3/BBB-	163	191,155
Electricite de France SA, Sub. Notes, 5.25%, 01/29/23 144A(b)(c)(d)	A3/BBB+	208	215,800
Israel Electric Corp., Ltd., Sr. Sec. Notes, 5.625%, 06/21/18 144A	Baa3/BBB-	250	265,650
Southern Power Co., Sr. Unsec. Notes, 5.25%, 07/15/43	Baa1/BBB+	170	190,111
UIL Holdings Corp., Sr. Unsec. Notes, 4.625%, 10/01/20	Baa2/BBB-	325	349,516

			1,318,335

TOTAL CORPORATE BONDS AND NOTES (Cost $18,207,986)			19,059,917

ASSET BACKED SECURITIES — 9.3%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class C, 2.42%, 05/08/18	Aaa/AA	202	205,474
Carlyle Global Market Strategies CLO 2014-3 Ltd., 3.384%, 07/27/26 144A(c)	A2/NA	500	497,480
Goldentree Loan Opportunities V, Ltd., Series 2007-5A, Class B, 1.331%, 10/18/21 144A(c)	Aaa/AAA	500	492,900
Harley-Davidson Motorcycle Trust 2011-1, Class B, 2.12%, 08/15/17	Aaa/AA+	305	308,330
North End CLO, Ltd., Series 2013-1A, Class B, 1.878%, 07/17/25 144A(c)	NR/AA	1,000	972,390
SBI Home Equity Loan Trust, Series 2006-1A, Class 2A, 0.302%, 04/25/35 144A(c)	A2/AA	152	149,108
Sonic Capital, LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41 144A	Baa2/BBB	109	116,300
Spirit Master Funding, LLC, 5.76%, 03/20/42 144A	NA/A+	305	336,597
TAL Advantage V, LLC, Series 2013-1A, Class A, 2.83%, 02/22/38 144A	NA/A	352	346,409
TAL Advantage V, LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39 144A	NA/A	89	89,214

TOTAL ASSET BACKED SECURITIES (Cost $3,485,245)			3,514,202

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.1%
BLCP Hotel Trust, Series 2014-CLRN, Class B, 1.505%, 08/15/29 144A	NA/AA-	305	305,084
CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class D, 3.004%, 05/15/30 144A(c)	Baa3/NA	330	329,207
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/30 144A	A3/A-	227	228,529
Irvine Core Office Trust, Series 2013-IRV, Class C, 3.173%, 05/15/48 144A(c)	NA/A	135	131,311
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(c)	Ba2/NA	423	432,466
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSI, Class C, 4.292%, 10/15/30 144A(c)	NA/A	540	511,834
ORES LLC, Series 2014-LV3, Class A, 3.00%, 03/27/24 144A	NA/NA	160	160,078
Resource Capital Corp., Series 2014-CRE2, Class A, 1.207%, 04/15/32 144A(c)	Aaa/NA	300	299,647

The accompanying notes are an integral part of the financial statements.

7

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class SCH2 3.653%, 01/15/27 144A (c)	NA/BB	$450	$449,568
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class WTS2 3.403%, 02/15/27 144A (c)	NA/BB	225	224,769

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,054,033)			3,072,493

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 13.4%
FHLMC Gold Pool # G03508, 6.00%, 07/01/37	Aaa/AA+	84	95,187
FNMA Pool #AD7136, 5.00%, 07/01/40	Aaa/AA+	300	332,665
FNMA Pool #AL0515, 6.00%, 07/01/40	Aaa/AA+	148	170,620
FNMA Pool #AL5562, 4.50%, 04/01/44	Aaa/AA+	847	919,398
FNMA Pool #AP6607, 3.00%, 09/01/27	Aaa/AA+	192	199,727
FNMA Pool #AP7453, 4.00%, 10/01/42	Aaa/AA+	378	402,120
FNMA Pool #AS2957, 4.00%, 07/01/44	Aaa/AA+	215	228,834
FNMA Pool #AT2762, 2.50%, 05/01/28	Aaa/AA+	209	213,142
FNMA Pool #AU1264, 3.00%, 07/01/43	Aaa/AA+	640	641,424
FNMA Pool #AU3763, 3.50%, 08/01/43	Aaa/AA+	640	662,656
FNMA Pool #MA1932, 3.00%, 06/01/29	Aaa/AA+	168	174,661
GNMA Pool #4679, 5.00%, 04/20/40	Aaa/AA+	316	351,961
GNMA Pool #694462, 6.00%, 10/15/38	Aaa/AA+	91	102,344
GNMA Pool #729349, 4.00%, 07/15/41	Aaa/AA+	188	201,363
GNMA Pool #AD6019, 3.50%, 04/20/43	Aaa/AA+	27	28,451
GNMA Pool #MA0391, 3.00%, 09/20/42	Aaa/AA+	89	90,736
GNMA Pool #MA0534, 3.50%, 11/20/42	Aaa/AA+	282	295,180

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $5,019,308)			5,110,469

MUNICIPAL BONDS — 1.1%
American Municipal Power-Ohio, Inc., Build America Bonds, RB, 6.053%, 02/15/43	A1/A	225	280,602
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A3/A-	130	151,195

TOTAL MUNICIPAL BONDS (Cost $330,727)			431,797

U.S. TREASURY OBLIGATIONS — 16.1%
United States Treasury Note, 0.875%, 01/31/18	Aaa/AA+	169	167,851
United States Treasury Note, 0.875%, 07/31/19	Aaa/AA+	1,004	971,448
United States Treasury Note, 1.25%, 10/31/18	Aaa/AA+	365	363,318
United States Treasury Note, 1.25%, 10/31/19	Aaa/AA+	745	731,497
United States Treasury Note, 1.375%, 01/31/20	Aaa/AA+	163	160,300
United States Treasury Note, 1.625%, 06/30/19	Aaa/AA+	520	521,666
United States Treasury Note, 1.625%, 08/15/22	Aaa/AA+	390	375,832
United States Treasury Note, 2.375%, 08/15/24	Aaa/AA+	532	534,078
United States Treasury Note, 2.50%, 08/15/23	Aaa/AA+	425	433,732
United States Treasury Note, 2.75%, 11/15/23	Aaa/AA+	90	93,593
United States Treasury Bond, 2.75%, 11/15/42	Aaa/AA+	935	878,973
United States Treasury Bond, 5.375%, 02/15/31	Aaa/AA+	655	884,659

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,050,151)			6,116,947

The accompanying notes are an integral part of the financial statements.

8

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Number of Shares	Value
PREFERRED STOCK — 1.4%
Diversified Financial Services — 1.4%
CoBank ACB 144A	NA/BBB+	$5,200	$540,963

TOTAL PREFERRED STOCK (Cost $542,100)			540,963

REGISTERED INVESTMENT COMPANY — 2.0%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	NR/NR	754,651	754,651

TOTAL REGISTERED INVESTMENT COMPANY (Cost $754,651)			754,651

TOTAL INVESTMENTS - 101.5%
(Cost $37,444,201)			38,601,439
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%			(577,910)

NET ASSETS - 100.0%			$38,023,529

(a)	Ratings for debt securities are unaudited. All ratings are as of October 31, 2014 and may have changed subsequently.
(b)	This security is callable.
(c)	Floating or variable rate security. Rate disclosed is as of October 31, 2014.
(d)	Security is perpetual. Date shown is next call date.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At October 31, 2014, these securities amounted to $11,640,635 or 30.6% of net assets. These securities have been determined by the Adviser to be liquid securities.

Legend
CLO	Collateralized Loan Obligations
Co. Gty.	Company Guaranty
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligations
Jr.	Junior
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited

NA	Not Available
NR	Not Rated
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
Sec.	Secured
Sr.	Senior
Sub.	Subordinated
Unsec.	Unsecured
WR	Withdrawn Rating

The accompanying notes are an integral part of the financial statements.

9

CUTWATER INVESTMENT GRADE BOND FUND

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets
Investments, at value (Cost $37,444,201)	$38,601,439
Cash	4,812
Receivable for investments sold	781,946
Dividends and interest receivable	310,382
Prepaid expenses and other assets	1,399

Total assets	39,699,978

Liabilities
Payable for investments purchased	1,555,812
Payable for administration and accounting fees	23,894
Payable for transfer agent fees	17,911
Payable for custodian fees	9,506
Payable to Investment Adviser	711
Accrued expenses	68,615

Total liabilities	1,676,449

Net Assets	$38,023,529

Net Assets Consisted of:
Capital stock, $0.01 par value	$37,466
Paid-in capital	37,155,491
Accumulated net investment loss	(8,458)
Accumulated net realized loss from investments and foreign currency transactions	(318,208)
Net unrealized appreciation on investments	1,157,238

Net Assets	$38,023,529

Institutional Class:

Net asset value, offering and redemption price per share ($38,023,529 / 3,746,577 shares)	$10.15

The accompanying notes are an integral part of the financial statements.

10

CUTWATER INVESTMENT GRADE BOND FUND

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

Investment Income
Interest	$742,898
Dividends	16,489

Total investment income	759,387

Expenses
Advisory fees (Note 2)	94,758
Administration and accounting fees (Note 2)	44,592
Legal fees	33,974
Transfer agent fees (Note 2)	26,641
Audit fees	12,302
Custodian fees (Note 2)	10,934
Trustees’ and officers’ fees (Note 2)	7,798
Printing and shareholder reporting fees	6,428
Registration and filing fees	1,169
Other expenses	3,535

Total expenses before waivers and reimbursements	242,131

Less: waivers and reimbursements (Note 2)	(81,041)

Net expenses after waivers and reimbursements	161,090

Net investment income	598,297

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	203,021
Net change in unrealized appreciation on investments	252,988

Net realized and unrealized gain on investments	456,009

Net increase in net assets resulting from operations	$1,054,306

The accompanying notes are an integral part of the financial statements.

11

CUTWATER INVESTMENT GRADE BOND FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014
Increase in net assets from operations:
Net investment income	$598,297	$1,243,280
Net realized gain/(loss) from investments	203,021	(482,663)
Net change in unrealized appreciation/(depreciation) on investments	252,988	(868,445)

Net increase/(decrease) in net assets resulting from operations	1,054,306	(107,828)

Less Dividends and Distributions to Shareholders:
Net investment income:
Institutional Class	(610,355)	(1,275,618)
Net realized capital gains:
Institutional Class	—	(461,032)

Net decrease in net assets from dividends and distributions to shareholders	(610,355)	(1,736,650)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	598,311	(8,513,351)

Total increase/(decrease) in net assets	1,042,262	(10,357,829)

Net assets
Beginning of period	36,981,267	47,339,096

End of period	$38,023,529	$36,981,267

Accumulated net investment income/(loss), end of period	$(8,458)	$3,600

The accompanying notes are an integral part of the financial statements.

12

CUTWATER INVESTMENT GRADE BOND FUND

Financial Highlights

Contained below is per share operating performance data for each Institutional Class share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013		For the Year Ended April 30, 2012	For the Period December 2, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.03		$10.47	$10.31		$10.01	$10.00

Net investment income(1)	0.16		0.33	0.29		0.32	0.11
Net realized and unrealized gain/(loss) on investments	0.12		(0.30)	0.43		0.33	0.01

Net increase in net assets resulting from operations	0.28		0.03	0.72		0.65	0.12

Dividends and distributions to shareholders from:
Net investment income	(0.16)		(0.34)	(0.32)		(0.35)	(0.11)
Net realized gains	—		(0.13)	(0.24)		—	—

Total dividends and distributions to shareholders	(0.16)		(0.47)	(0.56)		(0.35)	(0.11)

Net asset value, end of period	$10.15		$10.03	$10.47		$10.31	$10.01

Total investment return(2)	2.81%		0.37%	7.17%		6.59%	1.22%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$38,024		$36,981	$47,339		$72,511	$67,962
Ratio of expenses to average net assets	0.85	%(3)	0.85%	0.85%		0.85%	0.83	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.28	%(3)	1.24%	0.93%		1.05%	0.90	%(3)
Ratio of net investment income to average net assets	3.16	%(3)	3.26%	2.83%		3.19%	2.61	%(3)
Portfolio turnover rate	22.63	%(5)	76.18%	154.23	%(6)	95.43%	106.84	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

The accompanying notes are an integral part of the financial statements.

13

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The Cutwater Investment Grade Bond Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on December 2, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C and Institutional Class. As of October 31, 2014, Class A and Class C Shares had not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) markets system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and the asked prices for such security in the over-the-counter market. Fixed income securities are valued based on the market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

14

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$19,059,917	$—	$19,059,917	$—
Asset Backed Securities	3,514,202	—	3,514,202	—
Commercial Mortgage-Backed Securities	3,072,493	—	3,072,493	—
Residential Mortgage-Backed Securities	5,110,469	—	5,110,469	—
Municipal Bonds	431,797	—	431,797	—
U.S. Treasury Obligations	6,116,947	—	6,116,947	—
Preferred Stock	540,963	540,963	—	—
Registered Investment Company	754,651	754,651	—	—

Total Investments	$38,601,439	$1,295,614	$37,305,825	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

15

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Securities Traded on a To-Be-Announced Basis — The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions from net realized capital gains, if any, are declared and paid annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund

16

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Cutwater Investor Services Corp. d/b/a Cutwater Asset Management (“Cutwater” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). Such Expense Limitation will continue until Cutwater notifies the Fund of a change in its voluntary Expense Limitation or its discontinuation. This Expense Limitation may be discontinued at any time at the discretion of Cutwater.

As of October 31, 2014, investment advisory fees payable to the Adviser were $711. For the six months ended October 31, 2014, the Adviser waived fees of $81,041.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2014 was $2,429. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$3,333,729	$6,794,935
U.S. Government Securities	6,237,772	1,558,711

17

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2014 and the year ended April 30, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014
	Shares	Amount	Shares	Amount
Institutional Class:
Reinvestments	59,026	$598,311	175,080	$1,736,649
Redemptions	—	—	(1,008,518)	(10,250,000)

Net increase/(decrease)	59,026	$598,311	(833,438)	$(8,513,351)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2014, the tax character of distributions paid by the Fund was $1,376,452 of ordinary income dividends and $360,198 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Qualified Late-Year Losses
$(320,853)	$3,600	$—	$903,712	$(199,838)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation/(depreciation) of securities held by the Fund were as follows:

Federal tax cost	$37,444,201

Gross unrealized appreciation	1,355,542
Gross unrealized depreciation	(198,304)

Net unrealized appreciation	$1,157,238

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally,

18

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of April 30, 2014, the Fund had post-enactment capital loss carryforwards of $320,853, all of which are short-term losses and have an unlimited period of capital loss carryforward.

6. Significant Risks

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

7. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event.

On October 6, 2014, MBIA Inc. (“MBIA”) and The Bank of New York Mellon (“BNY Mellon”) announced an agreement pursuant to which BNY Mellon will acquire MBIA’s asset management business through the purchase of Cutwater Holdings, LLC (“CHL”) (d/b/a Cutwater Asset Management) (the “Transaction”). MBIA is primarily a monoline insurance company that is refocusing on its core municipal bond insurance business and is choosing to exit the asset management industry. Cutwater Investor Services Corp. (the “Adviser”), the Fund’s investment adviser, is a wholly-owned subsidiary of CHL, which is currently a wholly-owned subsidiary of MBIA. As a result of the Transaction, the Adviser would become an indirect wholly owned subsidiary of BNY Mellon. Cutwater will operate as part of BNY Mellon Investment Management, which encompasses BNY Mellon’s affiliated investment management firms, wealth management services and global distribution companies. After completion of the Transaction, Cutwater will work closely with Insight Investment, one of BNY Mellon’s leading investment management boutiques.

The Transaction is expected to close in the beginning of the first quarter of 2015. Because consummation of the Transaction will constitute a change in control of the Adviser, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction will result in the assignment and automatic termination of the Fund’s current investment advisory agreement with the Adviser dated November 23, 2010 (the “Current Agreement”).

Accordingly, at an in-person meeting held on November 21, 2014, the Board of Trustees of the Trust approved a new investment advisory agreement between the Fund and the Adviser (the “New Agreement”), and the sole shareholder of the Fund approve the New Agreement via unanimous written consent on December 11, 2014.

The Adviser will continue to provide services to the Fund pursuant to the Current Agreement until the change of control is effected and the New Agreement is executed. In order for Cutwater to provide uninterrupted services to the Fund, the Board of Trustees of the Trust also approved an interim agreement between the Fund and the Adviser at its in-person meeting which was held on November 21, 2014. Because the sole shareholder approved the New Agreement prior to the change of control, such interim agreement was not necessary.

The New Agreement is substantially identical to the Current Agreement (with the exception of different effective dates and termination dates). The New Agreement will not result in changes in the day-to-day management of the Fund by the Adviser, its investment objective, fees or services provided.

19

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

A discussion regarding the basis for the Board’s approval of the New Agreement and the interim agreement will be available in the Fund’s annual report to shareholders for the next annual or semiannual reporting period ending after the dates of such approval.

20

CUTWATER INVESTMENT GRADE BOND FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 678-6242 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on September 22-23, 2014 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Cutwater Investor Services Corp. (the “Adviser” or “Cutwater”) and the Trust on behalf of the Cutwater Investment Grade Bond Fund (the “Fund”) (“Agreement”). In determining whether to continue the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, and (x) compliance with the Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Adviser also provided its code of ethics, most recent Form ADV and compliance policies and procedures, including its proxy voting policies and procedures, for the Trustees’ review and consideration. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standards applicable to their review of the Agreement.

Representatives from Cutwater attended the meeting both in person and telephonically and discussed Cutwater’s history, performance and investment strategy in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Trustees considered the investment performance of the Fund and the Adviser. The Trustees reviewed the historical performance charts for the Fund, as compared to the Fund’s benchmark, the Barclays U.S. Aggregate Bond Index and the Lipper Core Bond Funds category, the Fund’s applicable Lipper peer group, for the year to date, one year, two year, three year and since inception periods ended June 30, 2014. The Trustees noted that the Fund’s Institutional Class shares, currently the Fund’s only operational share class, had outperformed the Barclays U.S. Aggregate Bond Index and the median of the Lipper Core Bond Funds category for the year to date, one year, two year, three year and since

21

CUTWATER INVESTMENT GRADE BOND FUND

Other Information

(Unaudited)

inception periods ended June 30, 2014. The Trustees also received performance information for the Fund, the Fund’s comparable separately managed account composite, and the Barclays U.S. Aggregate Index, for the one year, three year and since inception periods ended June 30, 2014. The Trustees concluded that the performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees considered the fees that the Adviser charges to each comparable account and/or investment company managed by the Adviser, and evaluated the explanations provided by the Adviser as to differences in fees charged to the Fund and such accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus other similarly managed funds. The Trustees noted that the net expense ratio and gross advisory fee of the Fund’s Institutional Class shares were slightly higher than the median of the net expenses and gross advisory fee of the universe of funds with a similar share class in the Lipper Core Bond Funds category with $250 million or less in assets. The Trustees concluded that the advisory fee and services provided by the Adviser are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting.

The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures and reports regarding the Adviser’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry norms and that the Fund is likely to benefit from the continued receipt of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Fund, as well as its profitability. The Trustees were provided with the audited financial statements of Cutwater’s parent company, MBIA, Inc., as of December 31, 2013. The Trustees noted that the Adviser’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund specifically. The Trustees noted that the Fund has a relatively small amount of assets, that the Adviser was not currently making any profit on the Fund and that the Adviser was voluntarily waiving its fee and reimbursing expenses. The Trustees noted that the Adviser’s contractual advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund was reasonable, taking into account the quality of services provided by the Adviser and the current size and projected growth of the Fund during the renewal term.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

22

CUTWATER INVESTMENT GRADE BOND FUND

Other Information

(Unaudited)

In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one year period.

23

Investment Adviser

Cutwater Asset Management

113 King Street

Armonk, NY 10504

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

Dear Fund Shareholder,

The DuPont Capital Emerging Market Fund declined -4.78% for the six month period ended October 31, 2014, while overall emerging market equities were up +3.74%.

Emerging market equities increased at a healthy rate during the period, driven by stocks seen as offering high earnings growth and/or stability. Sectors such as health care, technology and telecommunications typically offer these characteristics and rose during the period. Conversely, stocks in sectors viewed as being tied to economic growth, such as energy and materials, fell. This same dynamic was also evident in country returns during the period. Countries seen as being tied to global economic growth and exports, such as Korea either fell or rose less than the overall market.

This divergence within emerging market equities is being driven by slower than expected economic growth in China and Europe. These economic growth concerns have caused investors to move away from companies and sectors that are the most exposed to changes in global growth and trade. Stocks seen as offering growth not tied to global economic conditions, such as those in the health care sector, have been favored by investors and tended to perform better.

Increased global growth concerns have negatively impacted the Fund’s over allocation to stocks within sectors such as consumer discretionary, industrials and materials that are the most impacted by this sluggish economic environment. Korean stocks within these sectors have been particularly impacted due to their close trading relationship with China and concerns regarding the value of the Japanese Yen relative to the Korean Won. Additionally, there have been a number of unfavorable stock specific events within these sectors that have negatively impacted Fund performance.

From a country perspective, the Fund’s performance relative to the benchmark has been negatively impacted by the under allocation to India, which has outperformed on hopes that the new government will implement favorable economic reforms. Additionally, the current low interest rate environment has reduced the perceived U.S. Dollar funding risk in emerging markets, helping countries such as India, Indonesia, South Africa and Turkey outperform. The Fund has been under allocated to these countries because their growth is reliant upon a continuation of easy access to external U.S. Dollar borrowing, which may not be as plentiful if interest rate volatility increases.

Investment Environment and Outlook

We believe emerging market equities remain attractively valued at approximately 10x forward earnings and 1.5x book value, with similar profitability levels as developed markets and good long term growth prospects. Within sectors, valuations in economically sensitive areas such as auto manufacturing, industrials and materials are particularly attractive, especially when compared to sectors such as health care and

1

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2014

(Unaudited)

consumer staples. The Fund has an over allocation to the more economically sensitive sectors of the market with under allocations to healthcare and consumer staples due to this valuation differential.

Within countries, multinational companies in Korea appear very attractively valued. Korean shares have been negatively impacted by a strengthening Korean Won relative to the Japanese Yen, slowing growth in China and company specific issues. We believe these are short-term obstacles and investors are over-emphasizing the long-term impact on these companies. The portfolio has an under allocation to India, Turkey, Brazil and South Africa, due to the risk associated with their reliance on external U.S. Dollar financing. From a country perspective, we believe the portfolio is over allocated to countries with lower country/currency risk and under allocated to countries that are sensitive to an increase in interest rate volatility.
Consumer staples and technology sectors remain the largest sector under allocations. The consumer staples sector is currently valued very highly, despite earnings growth concerns in many categories. Within technology, internet and IT service companies’ trade at very high valuations and face increasing competition. The Fund’s largest over allocations remain in the economically sensitive sectors of consumer discretionary, industrials, and materials. We believe investors are being too pessimistic regarding the long-term business outlook of these companies, as a result, causing them to be valued at very attractive levels. We believe as emerging economies continue to growth these valuation differentials in the market will narrow and benefit the Fund’s performance.

We appreciate your investment in the Fund and look forward to communicating with you in the future.

DuPont Capital Management Corporation

This letter is intended to assist shareholders in understanding how the Fund performed during the six month period ended October 31, 2014 and reflects the views of the investment adviser at the time of this writing. These views may change and do not guarantee future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

Mutual fund investing involves risks, including possible loss of principal. The Fund invests primarily in markets of emerging countries which are riskier than more developed markets and may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop

2

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2014

(Unaudited)

unevenly or may never fully develop. Emerging markets are more likely to experience hyperinflation and currency valuations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.

Foreign securities are subject to political, social, and economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets. The value of debt securities generally falls when interest rates rise. The Fund may invest without limit in below-investment grade debt securities commonly called “high yield” securities or “junk bonds.” Such securities may have greater default risk, less liquidity, and greater price volatility than investment-grade bonds.

3

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2014
	Six Months†	1 Year	3 Year	Since Inception*
Class I Shares	-4.78%	-9.69%	-0.56%	-3.75%
MSCI Emerging Markets Net Dividend Index	3.74%	0.64%	3.24%	-0.10%**

†	Not Annualized.

*	The DuPont Capital Emerging Markets Fund (the “Fund”) commenced operations on December 6, 2010.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-0014.

The Fund’s total operating expense ratio, as stated in the current prospectus dated September 1, 2014, is 1.33% of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. DuPont Capital Management Corporation (the “Adviser”) has contractually agreed to reduce its fees or reimburse the Fund’s operating expenses in order to limit the total annual operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) for Class I Shares to 1.60%. This agreement will terminate on August 31, 2015, unless the Board of Trustees of FundVantage Trust approves an earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the MSCI Emerging Markets Net Dividend Index. The MSCI Emerging Markets Net Dividend Index is a float-adjusted market capitalization index consisting of 21 emerging economies. It is impossible to invest directly in an index.

4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

Dear Fund Shareholder,

The DuPont Capital Emerging Market Debt Fund (the “Fund”) returned +2.98% for the six month period ended October 31, 2014, underperforming the index by -1.64% (net of fees).

Emerging markets debt (EMD) rose by 4.62% over the six-month period, as U.S. treasury yields declined due to weaker economic growth, low inflation and excess global liquidity. This was a reversal of last year when rising interest rates led EMD to post losses during most of 2013. Spreads did not change much during the period, widening by only 2 basis points to 296 over Treasuries while yields declined by 24 basis points to 5.22%. Most countries posted positive returns, but the laggards included Venezuela and Russia. The significant decline in oil prices have weighed heavily on both countries while Russia has also seen capital outflows, lower economic growth and an extremely weak currency due to their conflict with Ukraine. Local currency returns were weak for the majority of EMD countries due to the strength of the U.S dollar. This was mostly due to stronger growth in the U.S. as compared to many other countries along with the belief that the Federal Reserve will move the rates higher sometime on 2015.

The Fund’s performance was behind the JP Morgan EMBI Global Diversified Index over the past six months ended October 31, 2014. The Fund’s overweight to Venezuela was the main position that detracted from returns. In addition, the strength of the U.S dollar has led most EMD local currency bonds to underperform and the Fund held less than 8% in local currency securities. The higher cash level in the Fund also detracted from returns for the period.

The main overweight allocations include Venezuela, Mexico, China, and Ukraine. In local currency bonds, the main positions are in Mexico and Brazil. The Fund holds more cash than would be typical and will be invested when stronger opportunities are identified. Despite the higher cash, the Fund has a yield advantage when compared to the benchmark.

Investment Environment and Outlook

Our long-term outlook for Emerging Markets Debt remains positive. EMD offers higher yields as compared to most other fixed income asset classes and should provide attractive returns over the next several years. In addition, yields in most developed countries are much lower with many carrying yields of below 2.5% as compared to over 5% for the EMD U.S. dollar index. This should continue to attract capital into EMD. However, valuations for high-grade EM bonds are less attractive now compared to the beginning of year, and because of this, we have reduced some of the Fund’s positions in these countries. In U.S. Dollar denominated bonds, we favor Venezuela, China, Indonesia, Mexico and Ukraine. We are more cautious on local currency bonds as the dollar could continue to move higher over the next several months and possibly longer. The majority of EM local currencies remain “Fair” in our currency model and we continue to like the intermediate sector of Brazil local currency bonds and the long-end of Mexico MBonos.

5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2014

(Unaudited)

DuPont Capital Management’s focus remains on valuing emerging market countries based on their long-term credit fundamentals. This approach is overlaid with a risk assessment both at the country and currency level. Each investment is judged based on this risk-return tradeoff.

We appreciate your investment in the Fund and look forward to communicating with you in the future.

DuPont Capital Management Corporation

This letter is intended to assist shareholders in understanding how the Fund performed during the six month period ended October 31, 2014 and reflects the views of the investment adviser at the time of this writing. These views may change and do not guarantee the future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

Mutual fund investing involves risks, including possible loss of principal. The Fund invests primarily in markets of emerging countries which are riskier than more developed markets and may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly or may never fully develop. Emerging markets are more likely to experience hyperinflation and currency valuations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Foreign securities are subject to political, social, and economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets. The value of debt securities generally falls when interest rates rise. The Fund may invest without limit in below-investment grade debt securities commonly called “high yield” securities or “junk bonds.” Such securities may have greater default risk, less liquidity, and greater price volatility than investment-grade bonds.

6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Total Returns for the Periods Ended October 31, 2014
	Six Months†	1 Year	Since Inception*
Class I Shares	2.98%	7.47%	9.02%
J.P. Morgan EMBI Global Diversified Index	4.62%	8.55%	10.22%**

†	Not Annualized.

*	The DuPont Capital Emerging Markets Debt Fund (the “Fund”) commenced operations on September 27, 2013.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-0014.

The Fund’s total gross and net operating expense ratio, as stated in the current prospectus dated September 1, 2014, is 4.42% and 0.89% respectively of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. DuPont Capital Management Corporation (the “Adviser”) has contractually agreed to reduce its fees or reimburse the Fund’s operating expenses in order to limit the total annual operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) for Class I Shares to 0.89%. This agreement will terminate on August 31, 2015, unless the Board of Trustees of FundVantage Trust approves an earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared that of the J.P. Morgan Emerging Markets Bond Index Global Diversified Index (EMBI Global), currently covers 27 emerging market countries. Included in the EMBI Global are U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities. It is impossible to invest directly in an index.

7

DUPONT CAPITAL FUNDS

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from May 1, 2014 through October 31, 2014 and held for the entire period.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

DUPONT CAPITAL FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

	DuPont Capital Emerging Markets Fund
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Class I Shares
Actual	$1,000.00	$952.20	$6.45
Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.67

	DuPont Capital Emerging Markets Debt Fund
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period**
Class I Shares
Actual	$1,000.00	$1,029.80	$4.55
Hypothetical (5% return before expenses)	1,000.00	1,020.72	4.53

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2014 of 1.31% for Class I Shares of the DuPont Capital Emerging Markets Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The DuPont Capital Emerging Markets Fund’s ending account value on the first line in the table is based on the actual total return for the six month period ended October 31, 2014 for the Fund of (4.78)%.

**

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2014 of 0.89% for Class I Shares of the DuPont Capital Emerging Markets Debt Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The DuPont Capital Emerging Markets Debt Fund’s ending account value on the first line in the table is based on the actual total return for the six month period for the Fund of 2.98%.

9

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
INDUSTRY CATEGORIES:
Commercial Banks	22.1%	$91,376,586
Oil, Gas & Consumable Fuels	10.8	44,698,542
Metals & Mining	10.2	42,124,178
Wireless Telecommunication Services	7.7	31,965,336
Semiconductors & Semiconductor Equipment	6.9	28,803,618
Machinery	5.7	23,626,279
Automobiles	4.1	16,831,756
Exchange Traded Funds	3.4	14,113,464
Auto Components	2.6	10,799,574
Chemicals	2.5	10,417,744
Multiline Retail	2.4	9,829,674
Airlines	2.3	9,390,203
Aerospace & Defense	2.1	8,871,237
Computers & Peripherals	2.1	8,867,266
Insurance	2.1	8,850,054
Hotels, Restaurants & Leisure	1.8	7,430,327
Diversified Telecommunication Services	1.4	5,918,408
Construction Materials	1.4	5,801,559
Electric Utilities	0.9	3,659,209
Water Utilities	0.8	3,271,466
Beverages	0.7	3,135,187
Textiles, Apparel & Luxury Goods	0.7	2,941,486
Personal Products	0.6	2,400,097
Industrial Conglomerates	0.6	2,328,020
Electronic Equipment, Instruments & Components	0.5	1,908,238
Real Estate Management & Development	0.4	1,838,160
Marine	0.4	1,682,062
Household Durables	0.3	1,173,710
Transportation	0.3	1,155,945
Media	0.2	659,328
Other Assets in Excess of Liabilities	2.0	8,376,478

NET ASSETS	100.0%	$414,245,191

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 91.3%
Brazil — 5.0%
AMBEV SA	473,700	$3,135,187
BR Properties SA	363,800	1,838,160
Embraer SA	916,300	8,871,237
Even Construtora e Incorporadora SA	542,600	1,173,710
Iochpe-Maxion SA	133,400	918,441
Natura Cosmeticos SA	165,200	2,400,097
WEG SA	197,100	2,325,047

		20,661,879

Chile — 0.8%
Aguas Andinas SA, Class A	5,425,134	3,271,466

China — 18.8%
Air China Ltd., Class H	7,060,000	4,572,047
Anhui Conch Cement Co., Ltd., Class H	1,585,500	5,192,297
China Construction Bank Corp., Class H	2,842,000	2,120,414
China Mobile, Ltd.	1,443,168	17,956,644
China Shenhua Energy Co., Ltd., Class H	3,561,000	10,036,809
CNOOC, Ltd.	5,032,000	7,879,555
Dongfeng Motor Group Co., Ltd., Class H	6,372,000	9,854,028
Haitian International Holdings Ltd.	715,000	1,533,731
Pacific Basin Shipping, Ltd	3,495,344	1,682,062
PetroChina Co., Ltd., Class H	6,443,181	8,066,504
Shenzhou International Group Holdings, Ltd.	852,000	2,941,486
Sinotruk Hong Kong, Ltd.	3,844,500	1,992,776

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Weichai Power Co., Ltd., Class H	1,029,000	$3,949,996

		77,778,349

Colombia — 2.1%
Bancolombia SA	296,106	4,038,267
Bancolombia SA, SP ADR	82,528	4,668,609

		8,706,876

Czech Republic — 4.1%
CEZ AS	132,282	3,659,209
Komercni Banka AS	61,551	13,186,778

		16,845,987

Hungary — 2.2%
OTP Bank PLC	544,501	9,017,827

India — 1.6%
Reliance Industries Ltd., SP GDR(a)	207,873	6,751,409

Indonesia — 3.4%
Astra International Tbk PT	1,026,600	575,626
Bank Mandiri Persero Tbk PT	2,338,300	2,008,258
Bank Rakyat Indonesia Persero Tbk PT	3,595,000	3,294,444
Indo Tambangraya Megah Tbk PT	2,596,300	4,555,515
Indocement Tunggal Prakarsa Tbk PT	307,400	609,262
United Tractors Tbk PT	2,132,100	3,238,643

		14,281,748

Malaysia — 5.6%
CIMB Group Holdings Bhd	3,623,097	7,154,319
Genting Bhd	2,506,296	7,430,327

The accompanying notes are an integral part of the financial statements.

11

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Malaysia — (Continued)
Malayan Banking Bhd	2,898,744	$8,551,659

		23,136,305

Mexico — 5.4%
America Movil SAB de CV, Series L	11,453,828	14,008,692
Ternium SA, SP ADR	387,073	8,519,477

		22,528,169

Panama — 1.2%
Copa Holdings SA, Class A	41,209	4,818,156

Peru — 0.9%
Cia de Minas Buenaventura SA, ADR	394,010	3,624,892

Poland — 4.0%
Bank Handlowy w Warszawie SA	109,936	3,717,102
Bank Pekao SA	142,664	7,466,810
Grupa Lotos SA*	117,439	907,242
Orange Polska SA	1,553,940	4,656,275

		16,747,429

Russia — 4.5%
CTC Media, Inc.	103,668	659,328
Globaltrans Investment PLC, GDR	155,998	1,155,945
Novolipetsk Steel OJSC, GDR	988,502	12,662,414
Phosagro OAO, GDR	375,209	3,989,597

		18,467,284

South Africa — 2.5%
AngloGold Ashanti Ltd., SP ADR*	269,831	2,231,502
Barclays Africa Group, Ltd.	204,737	3,235,716

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Africa — (Continued)
Impala Platinum Holdings, Ltd.*	322,113	$2,349,382
Reunert, Ltd.	441,093	2,328,020

		10,144,620

South Korea — 18.2%
Hyundai Department Store Co. Ltd.	47,365	6,004,526
Hyundai Heavy Industries Co., Ltd.	76,146	7,074,961
Hyundai Mobis	46,159	10,799,574
Hyundai Motor Co.	27,836	4,417,061
LG Chem Ltd.	34,299	6,428,147
POSCO, ADR	66,842	4,783,214
Samsung Electronics Co., Ltd.	10,131	11,814,189
Samsung Heavy Industries Co., Ltd.	106,379	2,592,684
Samsung Life Insurance Co., Ltd.	77,587	8,462,921
Shinhan Financial Group Co., Ltd.	198,126	9,324,962
Shinsegae Co., Ltd.	20,620	3,825,148

		75,527,387

Taiwan — 7.2%
Advanced Semiconductor Engineering, Inc.	2,545,000	3,070,172
Asustek Computer, Inc.	448,000	4,574,164
Chicony Electronics Co., Ltd.	773,375	2,227,117
Chipbond Technology Corp.	1,638,000	3,020,282
Compal Electronics, Inc.	2,795,208	2,065,985
Mega Financial Holding Co., Ltd.	2,011,000	1,667,918

The accompanying notes are an integral part of the financial statements.

12

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — (Continued)
Novatek Microelectronics Corp.	593,692	$3,072,985
Richtek Technology Corp.	292,000	1,409,050
Taiwan Life Insurance Co., Ltd.*	646,000	387,133
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	274,903	6,053,364
Teco Electric And Machinery Co. Ltd.	1,715,000	1,908,238
Vanguard International Semiconductor Corp.	242,000	363,576

		29,819,984

Thailand — 3.3%
Bangkok Bank PCL NVDR	552,500	3,359,271
Kasikornbank PCL NVDR	550,770	3,990,319
Thai Oil PCL	4,738,500	6,501,508

		13,851,098

Turkey — 0.5%
Ford Otomotiv Sanayi As*	155,411	1,985,041

TOTAL COMMON STOCKS (Cost $391,209,613)		377,965,906

PREFERRED STOCKS — 3.3%
Brazil — 3.3%
Itau Unibanco Holding SA	308,400	4,573,913
Oi SA*	2,405,722	1,262,133
Vale SA	914,500	7,953,297

		13,789,343

TOTAL PREFERRED STOCKS (Cost $19,236,294)		13,789,343

	Number of Shares	Value

EXCHANGE TRADED FUNDS — 3.4%
iShares MSCI Emerging Market Index Fund	334,839	$14,113,464

TOTAL EXCHANGE TRADED FUNDS (Cost $13,461,643)		14,113,464

TOTAL INVESTMENTS — 98.0% (Cost $423,907,550)		$405,868,713
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		8,376,478

NET ASSETS — 100.0%		$414,245,191

*	Non-income producing.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2014, this security amounted to $6,751,409 or 1.6% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored Depositary Receipt
SP GDR	Sponsored Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

13

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
SECURITY TYPE:
Foreign Government Bonds and Notes	47.3%	$3,529,129
Corporate Bonds and Notes	38.2	2,850,604
Other Assets in Excess of Liabilities	14.5	1,078,866

NET ASSETS	100.0%	$7,458,599

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

14

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Par* Value	Value

CORPORATE BONDS AND NOTES — 38.2%
Austria — 0.0%
OGX Austria GmbH 8.38%, 04/01/2022(a)	$200,000	$4,000

Cayman Islands — 3.9%
Evergrande Real Estate Group Ltd. 8.75%, 10/30/2018	200,000	187,270
Renhe Commercial Holdings Co. Ltd. 13.00%, 03/10/2016	150,000	105,000

		292,270

Chile — 3.0%
Corp Nacional del Cobre de Chile 5.63%, 10/18/2043(b)	200,000	220,303

Indonesia — 3.7%
Perusahaan Penerbit SBSN Indonesia 6.13%, 03/15/2019(b)	250,000	277,500

Israel — 3.1%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(b)	200,000	229,000

Netherlands — 3.7%
Majapahit Holding BV 7.88%, 06/29/2037(b)	150,000	180,750
Petrobras Global Finance BV 4.38%, 05/20/2023	100,000	95,330

		276,080

Russia — 4.5%
Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034	150,000	176,400

	Par* Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Russia — (Continued)
Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 05/29/2018	$150,000	$156,151

		332,551

Turkey — 2.8%
Export Credit Bank of Turkey 5.88%, 04/24/2019(b)	200,000	212,660

Ukraine — 4.5%
Commercial Bank Privatbank JSC Via Standard Bank 5.80%, 02/09/2016(c)	100,000	64,020
EXIM of Ukraine CJSC/The Via Credit Suisse First Boston International 5.79%, 02/09/2016(c)	100,000	72,020
Ukreximbank Via Biz Finance PLC 8.75%, 01/22/2018	250,000	198,800

		334,840

Venezuela — 6.4%
Petroleos de Venezuela SA 6.00%, 11/15/2026(b)	300,000	146,700
Petroleos de Venezuela SA 6.00%, 11/15/2026	200,000	97,800
Petroleos de Venezuela SA 5.38%, 04/12/2027	350,000	166,250

The accompanying notes are an integral part of the financial statements.

15

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

		Par* Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Venezuela — (Continued)
Petroleos de Venezuela SA 5.50%, 04/12/2037		$150,000	$69,750

			480,500

Virgin Islands — 2.6%
Sinopec Capital 2013 Ltd. 3.13%, 04/24/2023		200,000	190,900

TOTAL CORPORATE BONDS AND NOTES (Cost $2,924,246)			2,850,604

FOREIGN GOVERNMENT BONDS & NOTES — 47.3%
Brazil — 8.9%
Banco Nacional de Desenvolvimento Economico e Social 5.75%, 09/26/2023(b)		250,000	268,362
Brazil Notas do Tesouro Nacional Serie F 10.00%, 01/01/2017	BRL	75,000	28,992
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2021		1,000,000	366,445

			663,799

Colombia — 3.2%
Colombia Government International Bond 10.38%, 01/28/2033		150,000	235,500

Croatia — 2.9%
Croatia Government International Bond 6.00%, 01/26/2024		200,000	216,250

		Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Cyprus — 2.0%
Cyprus Government International Bond 4.63%, 02/03/2020(b)	EUR	125,000	$148,044

Egypt — 1.4%
Egypt Government International Bond 6.88%, 04/30/2040		100,000	101,750

Hungary — 3.0%
Hungary Government International Bond 7.63%, 03/29/2041		175,000	226,187

Mexico — 7.0%
Mexican Bonos 10.00%, 12/05/2024	MXN	1,200,000	116,489
Mexican Bonos 10.00%, 11/20/2036	MXN	2,000,000	203,677
Mexico Government International Bond 4.75%, 03/08/2044		200,000	203,100

			523,266

Morocco — 2.7%
Morocco Government International Bond 4.25%, 12/11/2022(b)		200,000	202,760

Pakistan — 1.2%
Pakistan Government International Bond 7.88%, 03/31/2036		100,000	90,000

Panama — 3.0%
Panama Government International Bond 4.30%, 04/29/2053		250,000	225,000

The accompanying notes are an integral part of the financial statements.

16

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Philippines — 3.5%
Philippine Government International Bond 7.50%, 09/25/2024	$200,000	$261,000

Serbia — 0.2%
Republic of Serbia 6.75%, 11/01/2024(d)	18,022	18,280

Sri Lanka — 2.8%
Sri Lanka Government International Bond 6.00%, 01/14/2019	200,000	212,000

Turkey — 2.5%
Turkey Government International Bond 7.38%, 02/05/2025	150,000	185,393

Venezuela — 3.0%
Venezuela Government International Bond 11.75%, 10/21/2026	300,000	219,900

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost $3,459,559)		3,529,129

Value

TOTAL INVESTMENTS - 85.5% (Cost $6,383,805)	$6,379,733
OTHER ASSETS IN EXCESS OF LIABILITIES -14.5%	1,078,866

NET ASSETS - 100.0%	$7,458,599

*	Par amount denominated in USD unless otherwise noted.
(a)	Investments with a total aggregate value of $4,000 or 0.05% of net assets were in default as of October 31, 2014.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2014 these securities amounted to $1,886,079 or 25.3% of net assets. These securities have been determined by the Adviser to be a liquid security.
(c)	Floating or variable rate security. Rate disclosed is as of October 31, 2014.
(d)	Multi-Step Coupon. Rate disclosed is as of October 31, 2014.

The accompanying notes are an integral part of the financial statements.

17

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

Forward foreign currency contracts outstanding as of October 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ Depreciation
USD	293,966	BRL	694,600	01/05/15	BRC	$18,860
USD	570,223	EUR	440,000	12/10/14	RBC	18,696
EUR	275,000	USD	356,144	12/10/14	ANZ	(11,440)

Net unrealized appreciation on forward foreign currency contracts:						$26,116

ANZ	Australia and New Zealand Banking Group
BRC	Barclays
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PLC	Public Limited Company
RBC	RBC Capital Markets
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.

18

DUPONT CAPITAL FUNDS

Statements of Assets and Liabilities

October 31, 2014

(Unaudited)

	DuPont Capital Emerging Markets Fund	DuPont Capital Emerging Markets Debt Fund
Assets
Investments, at value (Cost $423,907,550 and $6,383,805, respectively)	$405,868,713	$6,379,733
Cash	7,481,462	940,821
Foreign Currency (Cost $635,762 and $96,990, respectively)	634,914	91,627
Forward Foreign Currency Contracts Appreciation	—	37,556
Receivable for investments sold	12,807,047	—
Receivable for capital shares sold	306,064	—
Dividends and interest receivable	632,794	103,480
Receivable from Investment Adviser	—	6,885
Prepaid expenses and other assets	33,757	1,564

Total assets	427,764,751	7,561,666

Liabilities
Payable for investments purchased	6,373,677	—
Payable for capital shares redeemed	5,940,742	—
Forward foreign currency contracts depreciation	—	11,440
Payable for foreign taxes	514,040	—
Payable to Investment Adviser	381,476	—
Payable for custodian fees	186,763	4,322
Payable for administration and accounting fees	77,759	21,773
Payable for printing fees	11,048	13,964
Payable for legal fees	4,727	17,782
Payable for transfer agent fees	9,025	9,903
Accrued expenses	20,303	23,883

Total liabilities	13,519,560	103,067

Net Assets	$414,245,191	$7,458,599

Net Assets Consisted of:
Capital stock, $0.01 par value	$494,942	$7,282
Paid-in capital	464,384,154	7,247,576
Accumulated net investment income	6,466,728	25,469
Accumulated net realized gain/(loss) from investments and foreign currency transactions	(39,039,467)	163,460
Net unrealized appreciation/(depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currency	(18,061,166)	14,812

Net Assets	$414,245,191	$7,458,599

Class I:
Net asset value, offering and redemption price per share ($414,245,191 / 49,494,218 shares) and ($7,458,599 / 728,159 shares)	$8.37	$10.24

The accompanying notes are an integral part of the financial statements.

19

DUPONT CAPITAL FUNDS

Statements of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

	DuPont Capital Emerging Markets Fund	DuPont Capital Emerging Markets Debt Fund
Investment Income
Dividends	$11,065,598	$—
Interest	527	273,428
Less: foreign taxes withheld	(1,054,236)	(1,044)

Total investment income	10,011,889	272,384

Expenses
Advisory fees (Note 2)	2,564,491	22,881
Custodian fees (Note 2)	259,751	7,389
Administration and accounting fees	170,219	34,008
Transfer agent fees (Note 2)	60,961	14,263
Printing and shareholder reporting fees	48,424	2,365
Legal fees	23,371	2,205
Trustees’ and officers’ fees (Note 2)	18,370	7,501
Registration and filing fees	17,861	15,016
Audit fees	17,288	9,575
Other expenses	27,176	1,864

Total expenses	3,207,912	117,067

Less: waivers and reimbursements (Note 2)	—	(83,127)

Net expenses after waivers and reimbursements	3,207,912	33,940

Net investment income	6,803,977	238,444

Net realized and unrealized gain/(loss) from investments
Net realized gain/(loss) from investments	(6,732,458)	117,362
Net realized loss from foreign currency transactions	(319,971)	(32,073)
Net realized gain from forward foreign currency contracts*	—	30,626
Net change in unrealized depreciation on investments	(20,173,303)	(163,142)
Net change in unrealized depreciation on foreign currency translations	(27,996)	(10,034)
Net change in unrealized appreciation on forward foreign currency contracts*	—	48,869

Net realized and unrealized loss on investments	(27,253,728)	(8,392)

Net increase/(decrease) in net assets resulting from operations	$(20,449,751)	$230,052

*	Primary risk is foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

20

DUPONT CAPITAL EMERGING MARKETS FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014
Increase/(decrease) in net assets from operations:
Net investment income	$6,803,977	$5,588,068
Net realized loss from investments and foreign currency transactions	(7,052,429)	(19,742,415)
Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	(20,201,299)	(769,408)

Net decrease in net assets resulting from operations	(20,449,751)	(14,923,755)

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class I	—	(5,372,890)

Net decrease in net assets from dividends and distributions to shareholders	—	(5,372,890)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(57,911,999)	45,003,071

Total increase/(decrease) in net assets	(78,361,750)	24,706,426

Net assets
Beginning of period	492,606,941	467,900,515

End of period	$414,245,191	$492,606,941

Accumulated net investment income/(loss), end of period	$6,466,728	$(337,249)

The accompanying notes are an integral part of the financial statements.

21

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Period September 27, 2013* to April 30, 2014
Increase in net assets from operations:
Net investment income	$238,444	$286,696
Net realized gain from investments and foreign currency transactions	115,915	49,244
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and foreign currency translations	(124,307)	139,119

Net increase in net assets resulting from operations	230,052	475,059

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class I	(238,561)	(286,696)

Net decrease in net assets from dividends and distributions to shareholders	(238,561)	(286,696)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	63,560	7,215,185

Total increase in net assets	55,051	7,403,548

Net assets
Beginning of period	7,403,548	—

End of period	$7,458,599	$7,403,548

Accumulated net investment income, end of period	$25,469	$25,586

*	Commencement of operations.

The accompanying notes are an integral part of the financial statements.

22

DUPONT CAPITAL EMERGING MARKETS FUND

Financial Highlights

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

				Class I
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012		For the Period December 6, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$8.79		$9.23	$9.26	$10.39		$10.00

Net investment income	0.13	(1)	0.11 (1)	0.11 (1)	0.12	(1)	0.01
Net realized and unrealized gain/(loss) on investments	(0.55)		(0.44)	(0.05)	(1.19)		0.38

Net increase/(decrease) in net assets resulting from operations	(0.42)		(0.33)	0.06	(1.07)		0.39

Dividends and distributions to shareholders from:
Net investment income	—		(0.11)	(0.09)	(0.06)		—

Net asset value, end of period	$8.37		$8.79	$9.23	$9.26		$10.39

Total investment return(2)	(4.78)%		(3.61)%	0.59%	(10.19)%		3.90%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$414,245		$492,607	$467,901	$270,324		$96,162
Ratio of expenses to average net assets	1.31	%(3)	1.31%	1.32%	1.41%		1.56	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements	1.31	%(3)	1.31%	1.32%	1.41%		1.62	%(3)(4)
Ratio of net investment income to average net assets	2.79	%(3)	1.20%	1.21%	1.30%		0.29	%(3)
Portfolio turnover rate	30.4	%(5)	69.9%	118.5%	148.6	%(6)	60.0	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Portfolio turnover rate excludes securities received from processing two subscriptions- in- kind.

The accompanying notes are an integral part of the financial statements.

23

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Financial Highlights

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period September 27, 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$10.26		$10.00

Net investment income(1)	0.33		0.40
Net realized and unrealized gain/(loss) on investments	(0.02)		0.26

Net increase in net assets resulting from operations	0.31		0.66

Dividends and distributions to shareholders from:
Net investment income	(0.33)		(0.40)

Net asset value, end of period	$10.24		$10.26

Total investment return(2)	2.98%		6.72%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$7,459		$7,404
Ratio of expenses to average net assets	0.89	%(3)	0.89	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	3.07	%(3)	4.42	%(3)
Ratio of net investment income to average net assets	6.25	%(3)	6.83	%(3)
Portfolio turnover rate	8.4	%(5)	21.6	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

24

DUPONT CAPITAL FUNDS

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund (each a “Fund” and together the “Funds”) are diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The DuPont Capital Emerging Markets Fund commenced operations on December 6, 2010 and the DuPont Capital Emerging Markets Debt Fund commenced operations on September 27, 2013. The Funds are each a separate series of Fund Vantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class I Shares.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fund vantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees.

25

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The fair value of each Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

26

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2014, in valuing each Fund’s investments carried at fair value:

	DuPont Capital Emerging Markets Fund
	Total Value at 10/31/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Brazil	$20,661,879	$20,661,879	$—	$—
Chile	3,271,466	3,271,466	—	—
China	77,778,349	—	77,778,349	—
Colombia	8,706,876	8,706,876	—	—
Czech Republic	16,845,987	—	16,845,987	—
Hungary	9,017,827	—	9,017,827	—
India	6,751,409	—	6,751,409	—
Indonesia	14,281,748	—	14,281,748	—
Malaysia	23,136,305	—	23,136,305	—
Mexico	22,528,169	22,528,169	—	—
Panama	4,818,156	4,818,156	—	—
Peru	3,624,892	3,624,892	—	—
Poland	16,747,429	—	16,747,429	—
Russia	18,467,284	18,467,284	—	—
South Africa	10,144,620	2,231,502	7,913,118	—
South Korea	75,527,387	4,783,214	70,744,173	—
Taiwan	29,819,984	6,053,364	23,766,620	—
Thailand	13,851,098	—	13,851,098	—
Turkey	1,985,041	—	1,985,041	—
Preferred Stocks	13,789,343	13,789,343	—	—
Exchange Traded Funds	14,113,464	14,113,464	—	—

Total Investments	$405,868,713	$123,049,609	$282,819,104	$—

27

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund
	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$2,850,604	$—	$2,850,604	$—
Foreign Government Bonds & Notes	3,529,129	—	3,529,129	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	37,556	—	37,556	—

Total Assets	$6,417,289	$—	$6,417,289	$—

	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$(11,440)	$—	$(11,440)	$—

Total Liabilities	$(11,440)	$—	$(11,440)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

28

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six-months ended October 31, 2014, there were transfers from level 1 to level 2 of $4,656,275 due to foreign fair value adjustments in the DuPont Capital Emerging Markets Fund. The DuPont Capital Emerging Markets Debt Fund had no significant transfers between Levels 1, 2 and 3.

Use of Estimates — The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

Each Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately

29

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually to shareholders of the DuPont Capital Emerging Markets Fund and dividends from net investment income are declared daily and paid monthly to shareholders of the DuPont Capital Emerging Markets Debt Fund. Distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date for both Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, each Fund may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against each Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. During the period, the Emerging Markets Debt Fund entered into Forward Contracts to help protect the Fund’s returns against adverse currency movements, to gain market exposure, and as part of the Fund’s investment strategy.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished

30

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

through a closing transaction or upon delivery of the currency or entering an offsetting contract. The fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For the six months ended October 31, 2014, the Fund’s average volume of forward foreign currency contracts is as follows:

Forward Foreign Currency Contracts -Payable (Value At Trade Date)	Forward Foreign Currency Contracts - Receivable (Value At Trade Date)
$(348,092)	$348,092

Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Emerging Markets Risk — The DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries

31

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

2. Transactions with Affiliates and Related Parties

DuPont Capital Management Corporation (“DuPont Capital” or the “Adviser”) serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.05% of the DuPont Capital Emerging Markets Fund’s average daily net assets; and 0.60% of the DuPont Capital Emerging Markets Debt Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Funds’ total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.60% and 0.89% (on an annual basis) of the DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Fund’s average daily net assets (the “Expense Limitation”), respectively. The Expense Limitations will remain in place until August 31, 2015, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for each Funds. No recoupment will occur unless each Funds expenses are below the Expense Limitation.

For the six-months ended October 31, 2014, investment advisory fees were $2,564,491 and $22,881 for the DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Fund, respectively. For the six-months period ended October 31, 2014, the Adviser waived investment advisory fees of $22,881 and reimbursed fees of $60,246 for the DuPont Capital Emerging Markets Debt Fund.

As of October 31, 2014, the amounts of potential recoupment by the Adviser was as follows:

	Expiration 04/30/2017	Expiration 04/30/2018
DuPont Capital Emerging Markets Debt Fund	$123,234	$83,127

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annualized percentage rate of each Funds’ average daily net assets and is subject to certain minimum monthly fees.

32

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived if each Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Funds during the six-months ended October 31, 2014 was $18,436. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Funds or the Trust.

3. Investment in Securities

For the six-months ended October 31, 2014, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Funds were as follows:

	Purchases	Sales
DuPont Capital Emerging Markets Fund	$143,256,765	$198,619,555
DuPont Capital Emerging Markets Debt Fund	579,452	1,469,997

4. Capital Share Transactions

For the six-months ended October 31, 2014 and the year ended April 30, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

33

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

	DuPont Capital Emerging Markets Fund
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014
	Shares	Amount	Shares	Amount
Class I Shares
Sales	1,222,013	$11,107,821	18,853,463	$163,720,007
Reinvestments	—	—	549,676	4,908,609
Redemption Fees*	—	4,958	—	20,699
Redemptions	(7,738,449)	(69,024,778)	(14,074,592)	(123,646,244)

Net increase/(decrease)	(6,516,436)	$(57,911,999)	5,328,547	$45,003,071

*

There is a 2.00% redemption fee that may be charged on the shares redeemed which have been held for 60 days or less. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

	DuPont Capital Emerging Markets Debt Fund*
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period Ended April 30, 2014
	Shares	Amount	Shares	Amount
Class I Shares
Sales	—	$—	711,805	$7,118,047
Reinvestments	22,661	238,560	28,496	286,698
Redemptions	(16,219)	(175,000)	(18,584)	(189,560)

Net increase	6,442	$63,560	721,717	$7,215,185

*	The DuPont Capital Emerging Markets Debt Fund commenced operations on September 27, 2013.

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

34

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

For the year ended April 30, 2014, the tax character of distributions paid by the DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Fund were $5,372,890 and $286,696 of ordinary income dividends, respectively. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
DuPont Capital Emerging Markets Fund	$(20,699,952)	$—	$—	$(4,306,638)	$(5,177,564)
DuPont Capital Emerging Markets Debt Fund	$—	$72,809	$—	$139,441	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

At October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation/(depreciation) of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
DuPont Capital Emerging Markets Fund	$423,907,550	$34,334,938	$(52,373,775)	$(18,038,837)
DuPont Capital Emerging Markets Debt Fund	6,383,805	322,206	(326,278)	(4,072)

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), each Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of April 30, 2014, the DuPont Capital Emerging Markets Fund had post-enactment capital loss carryforwards of $20,699,952, of which $11,404,447 are long-term losses and $9,295,505 are short-term

35

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

losses and have an unlimited period of capital loss carryforward. As of April 30, 2014, the DuPont Capital Emerging Markets Debt Fund had no capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

36

DUPONT CAPITAL FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-0014 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on June 11-12, 2014 (the “Meeting”), the Board of Trustees (“Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between DuPont Capital Management Corporation (the “Adviser” or “DuPont”) and the Trust on behalf of the DuPont Capital Emerging Markets Fund (“EM Fund”) (the “Agreement”). The Trustees noted that they had previously approved the Agreement with respect to the DuPont Capital Emerging Markets Debt Fund, another series of the Trust advised by DuPont, for an initial two year term commencing with the execution of the Agreement with respect to such fund on September 26, 2013. In determining whether to continue the Agreement with respect to the EM Fund, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the EM Fund, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the EM Fund, (iv) investment performance, (v) the capitalization and financial condition of DuPont, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the EM Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on DuPont’s ability to service the EM Fund, and (x) compliance with the EM Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. DuPont also provided its most recent Form ADV for the Trustees’ review and consideration. The Trustees

37

DUPONT CAPITAL FUNDS

Other Information

(Unaudited)

noted the reports and discussions with portfolio managers provided at Board meetings throughout the year covering matters such as the relative performance of the EM Fund; compliance with the investment objectives, policies, strategies and limitations for the EM Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from DuPont attended the Meeting in person and discussed DuPont’s history, performance and investment strategy in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Trustees considered the investment performance for the EM Fund and the Adviser. The Trustees reviewed relevant peer comparative rankings and historical performance charts which showed the performance for the Class I shares of the EM Fund for the year to date, one year, two year and since inception periods ended March 31, 2014, as compared to (i) the MSCI Emerging Markets Index (Net), the EM Fund’s benchmark index, and (ii) the Lipper Emerging Markets Fund category, the EM Fund’s applicable Lipper peer group. The Trustees noted that the EM Fund underperformed each of the MSCI Emerging Markets Index (Net) and the Lipper Emerging Markets Fund category for the one year, two year, three year and since inception periods ended March 31, 2014. The Adviser also provided the Trustees with performance for the EM Fund, net of fees, in comparison to its benchmark and the separate account composite, both gross and net of fees, of accounts managed by the Adviser in a substantially similar manner as the EM Fund for various periods ended April 30, 2014. They concluded that the performance of the EM Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the EM Fund and any other ancillary benefit resulting from DuPont’s relationship with the EM Fund. The Trustees considered the fees that DuPont charges to its separately managed accounts, and evaluated the explanations provided by DuPont as to differences in fees charged to the EM Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the EM Fund versus other similarly managed funds. The Trustees noted that the EM Fund’s gross advisory fee was higher than, and the EM Fund’s net total expense ratio was lower than, the gross advisory fee and net total expense ratio of the universe of funds in the Lipper Emerging Markets Fund category with $500 million or less in assets. The Trustees concluded that the advisory fees and services provided by DuPont are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the EM Fund based on the information provided at the Meeting.

The Board then considered the level and depth of knowledge of DuPont, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided

38

DUPONT CAPITAL FUNDS

Other Information

(Unaudited) (Concluded)

by DuPont, the Board took into account its familiarity with DuPont’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account DuPont’s compliance policies and procedures and reports regarding DuPont’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the EM Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the EM Fund by DuPont and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry norms and that the EM Fund is likely to benefit from the continued receipt of those services. They also concluded that DuPont has sufficient personnel, with the appropriate education and experience, to serve the EM Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

The Trustees then considered the costs of the services provided by DuPont, the compensation and benefits received by DuPont in providing services to the EM Fund, as well as DuPont’s profitability. The Trustees were provided with the financial statements of DuPont’s parent company for the year ended December 31, 2013. The Trustees noted that DuPont’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that DuPont’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the EM Fund specifically. The Trustees concluded that DuPont’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the EM Fund.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the EM Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the EM Fund for the benefit of fund shareholders, but because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with EM Fund shareholders in the advisory fee structure at this time.

In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by DuPont. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the EM Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to the EM Fund for an additional one year period.

39

Investment Adviser

DuPont Capital Management Corporation

One Righter Parkway

Suite 3200

Wilmington, DE 19803

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

DUPONT CAPITAL

EMERGING MARKETS

FUND

DUPONT CAPITAL EMERGING MARKETS

DEBT FUND

of

FundVantage Trust

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund.

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

Dear Fellow Shareholder,

Equity returns were above average for the six months ended October 31, 2014, with the Russell 3000® Value and S&P 500® indices rising 5.97% and 8.22%, respectively. The current bull market, which began in March of 2009, is some 5 1⁄2 years old, the fourth longest in history, and both the Russell 3000® Value and S&P 500® indices have gained over 200%. It’s now been over 3 years since the market has experienced a 10% correction.

While steadily rising stock prices create a sense of reduced risk, the reality is the opposite. Risk today is the highest since the onset of the financial crisis in 2007 due to higher prices, greater dependency on debt, higher corporate risk-taking, lower earnings quality, and the need to reduce support from the Federal Reserve. We are seeking to mitigate these risks by focusing on sustainable businesses, selling at justifiable prices, with higher quality earnings.

Perspective on the Market

Whether stock prices and earnings can remain strong, while economic growth continues to be relatively weak, is a key question for investors today. Economic weakness is reflected in declines in interest rates despite “tapering” by the Federal Reserve, new monetary efforts in Europe and Japan to encourage growth, broad commodity price declines, reductions in labor force participation rates, and low household incomes. Nonetheless, corporations have achieved strong earnings by restraining capital investments to increase margins, minimizing taxes, refinancing old debt at lower rates, and borrowing to make stock buy-backs and accretive cash acquisitions. As a result, the fortunes of Main Street and Wall Street have diverged widely in recent years.

Since smaller companies are typically more sensitive to economic ups and downs, while larger companies can be relative safe harbors, it is possible the divergence between Main Street and Wall Street is starting to be reflected in the difference between small-cap and large-cap returns seen this year (shown in the table below). On the other hand, since small-cap stocks have traded at a premium in recent years, the performance differential could reflect the beginning of a return to a more traditional pricing relationship.

	Selected Indices Total Returns for the Periods Ended October 31, 2014
	6 Months	YTD	12 Months
Russell Top 200® Index	8.3%	10.8%	17.4%
Russell Midcap® Index	7.0%	10.2%	15.3%
Russell 2000® Index	4.8%	1.9%	8.1%
Russell Microcap® Index	2.1%	-1.0%	7.3%
	Source: Morningstar® DirectSM

Federal Reserve authorities claim the rise in asset prices (stocks, bonds, and real estate) since the 2007-2009 financial crisis validates their policies. The resulting wealth and liquidity effects no doubt improved consumer and banking balance sheets, thus stabilizing the economic backdrop, at least temporarily. However, since the Fed’s tool kit cannot address more fundamental issues (such as the decline in real incomes), monetary policy has in many respects simply taken us back to where we started, and in the end may be deemed a failure. Ultimately, a policy that relies

1

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2014

(Unaudited)

on increased borrowing to support increased spending, while real median incomes are declining, cannot provide a sustainable path to economic health and corporate profitability.

Investors now must navigate an environment where equity prices broadly reflect a benign long-term economic environment (low inflation, low interest rates, moderate growth, and high profits), even as the Federal Reserve reduces support and fundamental economic issues remain unaddressed. Moreover, stocks showing the greatest price momentum and over-valuation today are often associated with companies taking advantage of low interest rates to finance stock buybacks, higher dividends, and accretive acquisitions. Thus, just as the quality of fixed income investments has fallen because of weakened bond covenants, the quality of equity investments is often lower than advertised, as companies exploit low rates to boost earnings. In summary, today’s market is complacent about the possibility of a less-hospitable environment, is rewarding firms increasing earnings through leverage, and is ignoring erosion in earnings quality.

We don’t know how the monetary, fundamental, and equity environments will unfold. However, it currently is difficult to find investments selling at attractive prices versus economic value, and cash in the Fund has risen to 14.7% as of October 31, 2014. Of course, cash creates a drag on performance in rising markets. However, we do not believe our investment task is to stay invested to track volatile indices but, rather, to use price, earnings quality, and a full-cycle time horizon to reduce portfolio risk. Our experience has been that by being concerned about risk during up-cycles, we have lost less in down-cycles, and made more money long-term for clients.

Fund Performance

The Fund’s Institutional Class shares gained 4.55% net of expenses for the six months ended October 31, 2014. The Russell 3000® Value Index, the Fund’s primary benchmark, rose 5.97%, while the S&P 500® increased 8.22%.

Size mattered: the bigger, the better. The Russell Top 200® Index (large-cap stocks) gained 8.3%, the Russell Midcap® Index rose 7.0%, and the Russell 2000® Index (small-caps) climbed 4.8%. Likewise, there was a significant margin between growth and value – the Russell 3000® Growth and Value Indices increased 9.3% and 6.0%, respectively.

At the start of 2014, many investors were betting on higher interest rates. Instead, rates have actually declined, and bonds and bond-like equities (e.g., REITs and utilities) have performed unexpectedly well. For instance, the S&P US REIT Index rose 10.2% and 25.3%, respectively, for the six- and ten-month periods ended October 31, 2014. Overall, our utility and REIT positions contributed to the Fund’s performance.

Nine of the ten sectors in the Russell 3000® Value Index posted positive returns for the six months ended October 31, 2014. Two sectors enjoyed double digit gains: information technology was the top performer, up 14.3%, followed by health care, up 11.4%. Over the course of the six months, our allocation to technology was about the same as that of our benchmark, but we were overweight health care. Energy was the poorest performing sector, dropping 7.0%. Materials and telecommunication services were also relatively weak, gaining 0.3% and 2.0%, respectively. We were underweight energy, had a market-like allocation to materials, and had no exposure to telecom. On balance, our sector allocations were a positive contributor to Fund performance.

2

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2014

(Unaudited)

We don’t target sector weightings, either in an absolute sense or relative to market indices; they are instead principally a residual of stock selection. Nevertheless, it is at times instructive to see how sector allocations affected performance.

Our shortfall versus the Russell 3000® Value Index was primarily attributable to our stock selection. For example, we continue to hold small positions in two gold mining stocks, Barrick Gold and Newmont Mining. The Fund’s losses from these stocks have been significant, as have the opportunity costs. Clearly, the collapse of gold prices, interest rates, oil prices, and other commodities, despite accommodative actions by central banks worldwide, caught many investors by surprise, and reduced margins for a broad range of commodity and interest-rate sensitive businesses.

In hindsight, we did not incorporate a sufficient margin of safety in our valuations of Barrick and Newmont, as earnings and cash flows have been impaired due to the fall in gold prices. The key question going forward: what are reasonable earnings-power assumptions for these businesses? This will depend on the degree of margin recovery achieved as Barrick and Newmont take steps to reduce production costs in response to gold’s price decline.

Though our stock selection in the financial sector has been a source of strength historically, that was not the case for the six months ended October 31st. Our holdings rose a combined 5.9%, versus 9.0% for the index’s financials. In particular, strong gains from Travelers, up 12.6%, and Chubb, up 9.1%, were not enough to offset a 6.7% loss from Mack-Cali and a 0.2% advance from Torchmark.

Lastly, we’re working hard to find new investment ideas, but the Fund’s cash position has been in the low double digits for much of the year. Though cash is swept into a money market fund daily, it nevertheless was a drag on performance as money market yields remain historically low.

On a positive note, our stock selection in the consumer staples sector helped performance, as our holdings gained a combined 14.1% versus 6.1% for the index’s staples. Dr Pepper Snapple Group, up 26.7%, and Molson Coors, up 25.4%, fared particularly well. Other holdings of note included CVS Health, up 18.8%, Microsoft, up 17.7%, Medtronic, up 17.0%, and Express Scripts, up 15.4%.

Fund performance (Institutional Class shares) since commencing operations in May 2011 is shown on the following page, with negative quarters highlighted in red:

3

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2014

(Unaudited)

Quarter Ended	EIC Value Fund (Institutional Class Shares)	Russell 3000 Value® Index	S&P 500® Index
07/31/2011	-2.40%	-6.39%	-4.76%
10/31/2011	1.13%	-3.70%	-2.47%
01/31/2012	4.07%	5.54%	5.32%
04/30/2012	4.40%	5.75%	7.08%
07/31/2012	-0.28%	-0.35%	-0.78%
10/31/2012	3.01%	4.94%	2.96%
01/31/2013	4.01%	8.81%	6.75%
04/30/2013	5.76%	6.91%	7.18%
07/31/2013	4.94%	7.31%	6.10%
10/31/2013	2.23%	3.05%	4.75%
01/31/2014	0.19%	1.66%	2.00%
04/30/2014	7.62%	7.45%	6.23%
07/31/2014	1.27%	2.05%	3.02%
10/31/2014	3.24%	3.84%	5.05%
	11.52%	13.64%	14.25%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (855) 430-6487.

The Fund declined less than the indices in each of the three down quarters (and was positive in one), which is consistent with our historical return pattern. Though the Fund has been in operation only since May of 2011, we’ve been managing client assets using the same investment approach since 1986. The Fund’s three-year experience closely parallels our 29-year pattern of less-volatile returns1. Historically, our accounts have declined less in down markets, recovered losses relatively quickly, and then lagged late-cycle (when low-quality or momentum stocks led). Thus, over full market cycles our approach has paired lower volatility with above-market results.

Portfolio Activity & Tax Management

During the six-month period, we sold Southern Company, Northrop Grumman and Charles Schwab & Co. All three performed well and reached price levels that we believe reflect full value given current earnings and likely growth. We also sold Becton Dickinson when it announced its acquisition of CareFusion. We viewed the acquisition as a negative, while the market viewed it much more positively, pushing Becton Dickinson’s share price higher. Consequently, we chose to sell our position as the stock approached our target price. Finally, we trimmed our positions in Molson Coors and Dr Pepper Snapple Group, two of our top-performing investments.

We added to existing positions in Express Scripts, Travelers, and Wal-Mart. We also bought two new names. In May, we re-established a position in eBay, which we had sold in early 2013. Revenues and earnings grew in the mid-teens since our sale, but the stock had declined, partially due to eBay’s decision to incur a tax payment by repatriating cash held overseas. Additionally, we made some changes to our energy exposure by selling Devon Energy, trimming Exelon (which had experienced a strong price increase), and buying Southwestern Energy. As energy prices sold off in September and October, stock prices of energy companies fell broadly. We viewed the

4

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2014

(Unaudited)

declines as somewhat indiscriminate and therefore creating opportunity. For example, Devon has substantial, and rising, exposure to oil; thus, its price decline struck us as rational given the commodity’s decline. On the other hand, Southwestern Energy is focused almost entirely on natural gas, which had fallen roughly half as much as oil during the September-October sell-off. Yet Southwestern’s stock sold off about as much as Devon’s and was markedly cheaper, in our opinion, relative to its earnings power. Accordingly, we sold our relatively small position in Devon and purchased a modestly larger position in Southwestern.

After-tax returns matter most for taxable investors. Thus, we seek to minimize realized gains, especially the short-term variety, through long holding periods and proactive tax-loss harvesting. We typically harvest short-term losses throughout the year. This captures the loss so it can be used to offset any short-term gains. It also means we are taking advantage of price weakness to buy companies in which we want to be long-term owners. We believe this has improved both before-tax and after-tax returns for shareholders and is a better approach to tax management than selling into weakness during December’s normal tax-loss selling season. Through the fiscal year ended October 31, 2014, we estimate that 100% of the Fund’s realized gains have been long-term, and thus will be taxed at lower capital gains rates rather than ordinary income rates.

1 See pages 8-13 of the Fund’s prospectus dated September 1, 2014 for detailed historical performance information about EIC’s accounts.

This letter is intended to assist shareholders in understanding how the Fund performed during the year ended October 31, 2014 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

The above commentary is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

5

EIC VALUE FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2014
	Six Months†	1 Year	3 Years	Since Inception*
Class A Shares (without sales charge)	4.34%	12.45%	13.79%	11.42%
Class A Shares (with sales charge)	-1.41%	6.28%	11.68%	9.62%
Russell 3000® Value Index	5.97%	15.76%	20.23%	14.35%**
S&P 500® Index	8.22%	17.27%	19.77%	14.93%**

Class C Shares (without CDSC charge)	4.00%	11.66%	12.95%	11.65%
Class C Shares (with CDSC charge)	3.00%	10.66%	12.95%	11.65%
Russell 3000® Value Index	5.97%	15.76%	20.23%	16.56%**
S&P 500® Index	8.22%	17.27%	19.77%	16.64%**

Institutional Class Shares	4.55%	12.73%	14.08%	11.52%
Return after Taxes on Distributions	4.55%	11.73%	13.55%	11.07%
Return after Taxes on Distributions and Sales of Shares	2.58%	7.53%	10.84%	8.87%
Russell 3000® Value Index	5.97%	15.76%	20.23%	13.64%**
S&P 500® Index	8.22%	17.27%	19.77%	14.25%**

†	Not Annualized.

*	Class A Shares, Class C Shares and Institutional Class Shares of the EIC Value Fund (the “Fund”) commenced operations on May 19, 2011, July 18, 2011 and May 1, 2011, respectively.

**	Benchmark performance is from inception date of the class only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Shares only; after-tax returns for Class A and Class C shares and will vary. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (855) 430-6487.

6

EIC VALUE FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2014

(Unaudited)

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.50%. The returns shown for Class C Shares reflect a 1.00% contingent deferred sales charge (“CDSC”). All of the Fund’s share classes apply a 2.00% redemption fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2014, are 1.28% and 1.29% for Class A Shares, 2.03% and 2.04% for Class C Shares and 1.03% and 1.04% for Institutional Class Shares, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Equity Investment Corporation (the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees or shareholder service fees), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, exceed 1.00% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees of Fundvantage Trust approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

All mutual fund investing involves risk, including possible loss of principal. The Fund is new, with limited operating history. Value investing involves the risk that the Fund’s investing in companies believed to be undervalued will not appreciate as anticipated.

The Fund intends to evaluate performance as compared to that of the S&P 500® Index and the Russell 3000® Value Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 3000® Value Index is an unmanaged index that measures the performance of the 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. It is impossible to invest directly in an index.

7

EIC VALUE FUND

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six month period from May 1, 2014 through October 31, 2014 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

EIC VALUE FUND

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

	EIC Value Fund
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,043.40	$ 6.44
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36
Class C Shares
Actual	$1,000.00	$1,040.00	$10.28
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16
Institutional Class Shares
Actual	$1,000.00	$1,045.50	$ 5.16
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09

*

Expenses are equal to the Fund’s annualized expense ratio for the six month period ended October 31, 2014 of 1.25%, 2.00%, and 1.00% for Class A, Class C, and Institutional Class Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in each table are based on the actual six month total returns for the Fund of 4.34%, 4.00%, and 4.55% for Class A, Class C, and Institutional Class Shares, respectively.

9

EIC VALUE FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Consumer, Non-cyclical	26.1%	$79,362,344
Financial	23.0	69,904,326
Consumer, Cyclical	12.5	37,890,527
Energy	10.3	31,190,127
Technology	5.2	15,820,131
Communications	4.1	12,357,208
Utilities	3.4	10,200,929
Basic Materials	2.3	7,057,395
REITs-Office Property	0.9	2,645,893
Short-Term Investment	14.7	44,676,999
Liabilities in Excess of Other Assets	(2.5)	(7,609,675)

NET ASSETS	100.0%	$303,496,204

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

EIC VALUE FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 87.8%
Basic Materials — 2.3%
Barrick Gold Corp.	252,855	$3,001,389
Newmont Mining Corp.	216,205	4,056,006

		7,057,395

Communications — 4.1%
Cisco Systems, Inc.	195,905	4,793,795
eBay, Inc.*	144,065	7,563,413

		12,357,208

Consumer, Cyclical — 12.5%
Bed Bath & Beyond, Inc.*	116,315	7,832,652
CVS Health Corp.	52,860	4,535,917
Target Corp.	195,365	12,077,464
Wal-Mart Stores, Inc.	176,275	13,444,494

		37,890,527

Consumer, Non-cyclical — 26.1%
Baxter International, Inc.	101,450	7,115,703
Dr. Pepper Snapple Group, Inc.	150,140	10,397,195
Express Scripts Holding Co.*	129,060	9,914,389
GlaxoSmithKline PLC, SP ADR	124,510	5,663,960
Johnson & Johnson	42,285	4,557,477
Medtronic, Inc.	160,625	10,948,200
Molson Coors Brewing Co., Class B	125,705	9,349,938
PepsiCo, Inc.	125,055	12,026,539
Procter & Gamble Co. (The)	107,585	9,388,943

		79,362,344

Energy — 10.3%
Chevron Corp.	62,445	7,490,278
ConocoPhillips	105,055	7,579,718
Exxon Mobil Corp.	107,185	10,365,861

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Southwestern Energy Co.*	177,000	$5,754,270

		31,190,127

Financial — 23.0%
American Express Co.	69,785	6,277,161
Annaly Capital Management, Inc. REIT	377,185	4,303,681
Chubb Corp. (The)	76,325	7,583,652
PNC Financial Services Group, Inc. (The)	105,345	9,100,755
SunTrust Banks, Inc.	117,750	4,608,735
T. Rowe Price Group, Inc.	94,000	7,716,460
Torchmark Corp.	85,155	4,509,809
Travelers Cos., Inc. (The)	74,460	7,505,568
US Bancorp	217,550	9,267,630
Wells Fargo & Co.	170,105	9,030,875

		69,904,326

REITs-Office Property — 0.9%
Mack-Cali Realty Corp. REIT	141,265	2,645,893

Technology — 5.2%
Microsoft Corp.	198,965	9,341,407
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	294,220	6,478,724

		15,820,131

Utilities — 3.4%
Exelon Corp.	269,475	9,860,090
Southern Co. (The)	7,352	340,839

		10,200,929

TOTAL COMMON STOCKS (Cost $222,934,936)		266,428,880

The accompanying notes are an integral part of the financial statements.

11

EIC VALUE FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENT — 14.7%
Money Market Fund — 14.7%
Dreyfus Institutional Reserves Treasury Prime Fund 0.00%(a)	44,676,999	$44,676,999

TOTAL SHORT-TERM INVESTMENT (Cost $44,676,999)		44,676,999

TOTAL INVESTMENTS - 102.5% (Cost $267,611,935)		311,105,879
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%		(7,609,675)

NET ASSETS - 100.0%		$303,496,204

*	Non-income producing.
(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2014.

REIT	Real Estate Investment Trust
SP ADR	Sponsored Depositary Receipt

The accompanying notes are an integral part of the financial statements.

12

EIC VALUE FUND

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets
Investments, at value (Cost $267,611,935)	$311,105,879
Receivable for capital shares sold	1,005,028
Dividends and interest receivable	227,031
Prepaid expenses and other assets	72,904

Total assets	312,410,842

Liabilities
Payable for investments purchased	8,093,483
Payable for capital shares redeemed	439,578
Payable to Adviser	201,604
Payable for distribution fees	50,927
Payable for administration and accounting fees	49,341
Payable for transfer agent fees	31,893
Payable for shareholder servicing fees	11,470
Payable for custodian fees	8,293
Accrued expenses	28,049

Total liabilities	8,914,638

Net Assets	$303,496,204

Net Assets Consisted of:
Capital stock, $0.01 par value	$217,466
Paid-in capital	247,793,636
Accumulated net investment income	1,872,328
Accumulated net realized gain from investments	10,118,830
Net unrealized appreciation on investments	43,493,944

Net Assets	$303,496,204

Class A:

Net asset value, offering and redemption price per share ($80,594,213 / 5,776,098 shares)	$13.95

Maximum offering price per share (100/94.5 of $13.95)	$14.76

Class C:
Net asset value, offering and redemption price per share ($56,204,992 / 4,080,810 shares)	$13.77

Institutional Class:
Net asset value, offering and redemption price per share ($166,696,999 / 11,889,726 shares)	$14.02

The accompanying notes are an integral part of the financial statements.

13

EIC VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

Investment Income
Dividends	$3,069,165
Less: foreign taxes withheld	(29,951)

Total investment income	3,039,214

Expenses
Advisory fees (Note 2)	1,064,837
Distribution fees (Class C) (Note 2)	196,943
Distribution fees (Class A) (Note 2)	137,146
Administration and accounting fees (Note 2)	93,471
Shareholder servicing fees (Class C) (Note 2)	65,648
Transfer agent fees (Note 2)	62,569
Legal fees	21,016
Trustees’ and officers’ fees (Note 2)	18,865
Custodian fees (Note 2)	16,174
Printing and shareholder reporting fees	14,373
Registration and filing fees	13,391
Audit fees	13,096
Other expenses	13,520

Total expenses before recoupment	1,731,049

Plus: Net expenses recouped (Note 2)	87,480

Net expenses after recoupment	1,818,529

Net investment income	1,220,685

Net realized and unrealized gain from investments:
Net realized gain from investments	7,432,645
Net change in unrealized appreciation on investments	3,335,616

Net realized and unrealized gain on investments	10,768,261

Net increase in net assets resulting from operations	$11,988,946

The accompanying notes are an integral part of the financial statements.

14

EIC VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014
Increase in net assets from operations:
Net investment income	$1,220,685	$1,861,893
Net realized gain from investments	7,432,645	5,871,462
Net change in unrealized appreciation from investments	3,335,616	22,390,799

Net increase in net assets resulting from operations	11,988,946	30,124,154

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(868,727)
Class C	—	(154,572)
Institutional Class	—	(661,434)

Total net investment income	—	(1,684,733)

Net realized capital gains:
Class A	—	(2,072,373)
Class C	—	(798,124)
Institutional Class	—	(1,323,450)

Total net realized capital gains	—	(4,193,947)

Net decrease in net assets from dividends and distributions to shareholders	—	(5,878,680)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	36,825,557	62,008,693

Total increase in net assets	48,814,503	86,254,167

Net assets
Beginning of period	254,681,701	168,427,534

End of period	$303,496,204	$254,681,701

Accumulated net investment income, end of period	$1,872,328	$651,643

The accompanying notes are an integral part of the financial statements.

15

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Period May 19, 2011* to April 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$13.37		$11.91	$10.65	$10.00

Net investment income(1)	0.06		0.12	0.12	0.08
Net realized and unrealized gain on investments	0.52		1.70	1.22	0.61

Net increase in net assets resulting from operations	0.58		1.82	1.34	0.69

Dividends and distributions to shareholders from:
Net investment income	—		(0.11)	(0.08)	(0.04)
Net realized capital gains	—		(0.25)	— (2)	—

Total dividends and distributions to shareholders	—		(0.36)	(0.08)	(0.04)

Net asset value, end of period	$13.95		$13.37	$11.91	$10.65

Total investment return(3)	4.34%		15.46%	12.73%	6.97%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$80,594		$130,805	$83,932	$33,969
Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25%	1.25	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements and recoupments, if any(5)	1.19	%(4)	1.24%	1.35%	2.07	%(4)
Ratio of net investment income to average net assets	0.90	%(4)	0.95%	1.12%	0.81	%(4)
Portfolio turnover rate	11.34	%(6)	19.08%	12.06%	12.68	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.50%. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were waived, reimbursed and/or recouped. If such fee waivers, reimbursements and/or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover for the Fund for the year ended April 30, 2012.

The accompanying notes are an integral part of the financial statements.

16

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2014 (Unrealized)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Period July 18, 2011* to April 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$13.24		$11.84	$10.61	$9.88

Net investment income/(loss)(1)	0.01		0.03	0.04	(0.01)
Net realized and unrealized gain on investments	0.52		1.67	1.22	0.77

Net increase in net assets resulting from operations	0.53		1.70	1.26	0.76

Dividends and distributions to shareholders from:
Net investment income	—		(0.05)	(0.03)	(0.03)
Net realized capital gains	—		(0.25)	— (2)	—

Total dividends and distributions to shareholders	—		(0.30)	(0.03)	(0.03)

Net asset value, end of period	$13.77		$13.24	$11.84	$10.61

Total investment return(3)	4.00%		14.52%	11.93%	7.75%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$56,205		$48,016	$31,129	$13,756
Ratio of expenses to average net assets	2.00	%(4)	2.00%	2.00%	2.00	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements and recoupments, if any(5)	1.94	%(4)	1.99%	2.10%	2.69	%(4)
Ratio of net investment income/(loss) to average net assets	0.14	%(4)	0.21%	0.38%	(0.01	)%(4)
Portfolio turnover rate	11.34	%(6)	19.08%	12.06%	12.68	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total return does not reflect any applicable sales charge.

(4)	Annualized.
(5)	During the period, certain fees were waived, reimbursed and/or recouped. If such fee waivers, reimbursements and/or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover for the Fund for the year ended April 30, 2012.

The accompanying notes are an integral part of the financial statements.

17

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012*
Per Share Operating Performance
Net asset value, beginning of period	$13.41		$11.94	$10.67	$10.00

Net investment income(1)	0.08		0.15	0.15	0.11
Net realized and unrealized gain on investments	0.53		1.70	1.22	0.61

Net increase in net assets resulting from operations	0.61		1.85	1.37	0.72

Dividends and distributions to shareholders from:
Net investment income	—		(0.13)	(0.10)	(0.05)
Net realized capital gains	—		(0.25)	— (2)	—

Total dividends and distributions to shareholders	—		(0.38)	(0.10)	(0.05)

Net asset value, end of period	$14.02		$13.41	$11.94	$10.67

Total investment return(3)	4.55%		15.68%	12.99%	7.24%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$166,697		$75,860	$53,367	$18,754
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00%	1.00%
Ratio of expenses to average net assets without waivers, expense reimbursements and recoupments, if any(5)	0.94	%(4)	0.99%	1.10%	2.40%
Ratio of net investment income to average net assets	1.13	%(4)	1.21%	1.37%	1.13%
Portfolio turnover rate	11.34	%(6)	19.08%	12.06%	12.68%

*	The Institutional Class commenced operations on May 1, 2011.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived, reimbursed and/or recouped. If such fee waivers, reimbursements and/or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

18

EIC VALUE FUND

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The EIC Value Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on May 1, 2011. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C, Institutional Class and Retail Class Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the redemption of Class A Shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within eighteen months (effective September 1, 2012) of purchase where $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”), paid a commission to the selling broker-dealer for such sale. A CDSC of up to 1.00% is assessed on redemptions of Class C Shares made within eighteen months (effective January 1, 2012) after a purchase. As of October 31, 2014, the Retail Class Shares had not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

19

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$266,428,880	$266,428,880	$—	$—
Short-Term Investment	44,676,999	44,676,999	—	—

Total Investments	$311,105,879	$311,105,879	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase

20

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended October 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

21

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Equity Investment Corporation (“EIC” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees or shareholder service fees), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, exceed 1.00% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2014, the amount of potential recovery was as follows:

Expiration

April 30, 2015	April 30, 2016
$114,599	$115,931

As of October 31, 2014, investment advisory fees payable to the Adviser were $201,604. For the period ended October 31, 2014, the Adviser recouped fees of $87,480 waived in prior periods.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

22

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Fund’s Class A and Class C Shares, respectively.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2014 was $9,796. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the period ended October 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$64,418,985	$27,900,323

23

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2014 and the year ended April 30, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014
	Shares	Amount	Shares	Amount
Class A Shares
Sales	1,567,434	$21,306,853	4,602,351	$58,121,568
Reinvestments	—	—	223,981	2,817,677
Redemption Fees*	—	209	—	3,553
Redemptions	(5,577,641)	(77,101,368)	(2,086,233)	(26,366,382)

Net increase/(decrease)	(4,010,207)	$(55,794,306)	2,740,099	$34,576,416

Class C Shares
Sales	617,592	$8,339,451	1,228,316	$15,389,748
Reinvestments	—	—	72,196	902,372
Redemption Fees*	—	88	—	1,291
Redemptions	(162,781)	(2,208,419)	(303,895)	(3,828,767)

Net increase	454,811	$6,131,120	996,617	$12,464,644

Institutional Class Shares
Sales	7,031,420	$97,446,781	2,994,753	$37,742,003
Reinvestments	—	—	126,373	1,594,828
Redemption Fees*	—	177	—	2,214
Redemptions	(797,022)	(10,958,215)	(1,935,043)	(24,371,412)

Net increase	6,234,398	$86,488,743	1,186,083	$14,967,633

Total Net Increase	2,679,002	$36,825,557	4,922,799	$62,008,693

*

There is a 2.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based

24

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2014, the tax character of distributions paid by the Fund was $1,739,645 of ordinary income dividends and $4,139,035 of long-term capital gains dividends. For the year ended April 30, 2013, the tax character of distributions paid by the Fund was $921,606 of ordinary income dividends and $44 of long-term capital gains dividends. Distributions from net investment income and short term gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation
$ —	$651,643	$2,686,185	$40,158,328

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$267,611,935

Gross unrealized appreciation	$50,073,120
Gross unrealized depreciation	(6,579,176)

Net unrealized appreciation	$43,493,944

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of April 30, 2014, the Fund did not have any capital loss carryforwards.

25

EIC VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

26

EIC VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (855) 430-6487 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

27

Investment Adviser

Equity Investment Corporation

3007 Piedmont Road, NE

Suite 200

Atlanta, GA 30305

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

of

FundVantage Trust

Class A Shares

Class C Shares

Institutional Class Shares

SEMI-ANNUAL

REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the EIC Value Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the EIC Value Fund.

EICVF-SAR-1214

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2014
	Six Months†	1 Year	3 Years	Since Inception*
Class I Shares	1.16%	3.44%	5.01%	3.78%
Barclays Intermediate Government/Credit Bond Index	1.39%	2.28%	2.15%	2.86%**
Barclays U.S. Aggregate Bond Index	2.36%	4.14%	2.73%	3.59%**

†	Not Annualized.

*	The Estabrook Investment Grade Fixed Income Fund (the “Fund”) commenced operations on July 23, 2010.

**	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-7443. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 1.41% and 0.70%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2014, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Estabrook Capital Management LLC (the “Adviser”) has contractually agreed to reduce its fees or reimburse the Fund’s operating expenses in order to limit the total annual operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) for Class I Shares to 0.70%. This agreement will terminate on August 31, 2015, unless the Board of Trustees of FundVantage Trust approves an earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 1% redemption fee applies to shares redeemed within 90 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Barclays Intermediate Government/Credit Bond Index (“Barclays Int. Gov./Cr. Index”). The Fund uses the Barclays U.S. Aggregate Bond Index (“Barclays U.S. Aggregate Bond Index”) as a secondary index. The Barclays Int. Gov./Cr. Index is an unmanaged market index that tracks performance of intermediate term U.S. government and corporate bonds. The Barclays U.S. Aggregate Bond Index is an intermediate term, broad-based index comprised of most U.S traded investment grade bonds. Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. This is the broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with maturities of 1 year or more. It is impossible to invest directly in an index. The Fund is subject to the

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2014

(Unaudited)

same risks as the underlying bonds in the portfolio such as credit, call and interest rate risk. As interest rates rise the value of bond prices will decline. The Fund may invest in high yield debt (also known as junk bonds) which may cause greater volatility and less liquidity. You may lose money by investing in the Fund.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2014 through October 31, 2014 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

	Estabrook Investment Grade Fixed Income Fund – Class I
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Actual	$1,000.00	$1,011.60	$3.55
Hypothetical (5% return before expenses)	1,000.00	1,021.68	3.57

*

Expenses are equal to the Fund’s annualized expense ratio for the six-month period ended October 31, 2014 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184) then divided by 365 days to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of 1.16%.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
Corporate Bonds and Notes	80.8%	$27,391,315
U.S. Treasury Obligations	17.8	6,048,321
Other Assets in Excess of Liabilities	1.4	488,053

NET ASSETS	100.0%	$33,927,689

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 80.8%
Advertising Agencies — 1.5%
Interpublic Group of Cos, Inc. (The) 4.200%, 04/15/2024	$500,000	$508,582

Airlines — 0.6%
Delta Air Lines Series 2010-2, Class B 6.750%, 11/23/2015	200,000	208,500

Applications Software — 0.7%
Microsoft Corp. 1.000%, 05/01/2018	250,000	246,282

Auto/Truck Parts & Equipment-Original — 1.3%
Delphi Corp. Callable 02/15/2018 at 102.5 5.000%, 02/15/2023	400,000	428,500

Auto-Cars/Light Trucks — 5.6%
General Motors Co. 3.500%, 10/02/2018	500,000	515,000
General Motors Co. 4.875%, 10/02/2023	1,000,000	1,071,250
Harley-Davidson Financial Services, Inc. 3.875%, 03/15/2016 (a)	300,000	311,939

		1,898,189

Beverages-Non-alcoholic — 0.7%
PepsiCo, Inc. Callable 12/07/2018 at 100.0 2.250%, 01/07/2019	250,000	253,637

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Cable/Satellite TV — 2.3%
Comcast Corp. Callable 11/15/2024 at 100.0 3.375%, 02/15/2025	$250,000	$252,051
DIRECTV Holdings, LLC DIRECTV Financing Co., Inc. Callable 01/01/2024 at 100.0 4.450%, 04/01/2024	500,000	521,666

		773,717

Chemicals-Diversified — 0.6%
E.I. Du Pont de Nemours & Co. 1.950%, 01/15/2016	200,000	203,243

Commercial Banks Non-US — 0.8%
Abbey National Treasury Services PLC (London) 3.050%, 08/23/2018	250,000	260,034

Commercial Banks-Eastern US — 1.2%
CIT Group, Inc. 5.000%, 08/01/2023	400,000	417,500

Computers — 1.5%
Hewlett-Packard Co. 1.170%, 01/14/2019 (b)	500,000	498,173

Diversified Banking Institutions — 20.4%
Bank of America Corp. 1.303%, 03/22/2018 (b)	400,000	405,748
Bank of America Corp. 6.875%, 11/15/2018	250,000	292,092
Bank of America Corp. Callable 06/17/2019 at 100.0 5.125%, 12/29/2049 (c)(d)	500,000	485,000

The accompanying notes are an integral part of the financial statements.

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Diversified Banking Institutions — (Continued)
Citigroup, Inc. 1.003%, 04/08/2019 (b)	$1,000,000	$1,003,895
Citigroup, Inc. 2.500%, 07/29/2019	500,000	501,801
Goldman Sachs Group, Inc. 2.625%, 01/31/2019	300,000	302,232
Goldman Sachs Group, Inc. (The) 2.375%, 01/22/2018	400,000	403,732
Goldman Sachs Group, Inc. (The) 1.332%, 11/15/2018(b)	750,000	757,678
JPMorgan Chase & Co. 1.134%, 01/25/2018(b)	300,000	303,863
JPMorgan Chase & Co. 0.863%, 01/28/2019(b)	100,000	100,126
JPMorgan Chase & Co. Callable 04/30/2018 at 100.0 7.900%, 04/29/2049 (c)(d)(e)	250,000	270,937
Morgan Stanley 0.971%, 07/23/2019 (b)	1,000,000	996,778
Morgan Stanley 2.375%, 07/23/2019	250,000	248,188
Morgan Stanley 4.350%, 09/08/2026	350,000	350,950
Morgan Stanley Callable 07/15/2019 at 100.0 5.450%, 07/29/2049 (c)(d)	500,000	502,344

		6,925,364

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Diversified Financial Services — 1.5%
General Electric Capital Corp. 2.300%, 01/14/2019	$500,000	$508,449

Electronic Components-Semiconductor — 0.7%
Texas Instruments, Inc. 1.000%, 05/01/2018	250,000	244,942

Enterprise Software/Services — 1.5%
Oracle Corp. 0.811%, 01/15/2019 (b)	500,000	503,968

Finance-Auto Loans — 13.1%
Ally Financial, Inc. 3.250%, 09/29/2017	500,000	503,750
Ally Financial, Inc. 4.750%, 09/10/2018	1,000,000	1,050,000
Ally Financial, Inc. 3.500%, 01/27/2019	500,000	503,750
Ford Motor Credit Co., LLC 2.375%, 03/12/2019	650,000	649,093
Ford Motor Credit Co., LLC 5.750%, 02/01/2021	400,000	457,740
Ford Motor Credit Co., LLC 3.664%, 09/08/2024	500,000	497,084
General Motors Financial Co., Inc. 4.750%, 08/15/2017	250,000	266,875
General Motors Financial Co., Inc. 3.250%, 05/15/2018	500,000	511,250

		4,439,542

Finance-Credit Card — 0.6%
American Express Credit Corp. 1.300%, 07/29/2016	200,000	201,216

The accompanying notes are an integral part of the financial statements.

7

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Hotels&Motels — 0.8%
Wyndham Worldwide Corp. Callable 02/01/2017 at 100.0 2.950%, 03/01/2017	$250,000	$256,094

Life/Health Insurance — 2.6%
Lincoln National Corp. Callable 05/17/2016 at 100.0 7.000%, 05/17/2066 (d)	600,000	615,000
Prudential Financial, Inc. 1.012%, 08/15/2018 (b)	250,000	252,234

		867,234

Multi-line Insurance — 4.0%
Genworth Holdings, Inc. Callable 11/15/2016 at 100.0 6.150%, 11/15/2066 (d)	1,200,000	1,026,000
MetLife, Inc. Callable 08/01/2034 at 100.0 10.750%, 08/01/2039	200,000	324,500

		1,350,500

Multimedia — 1.2%
NBC Universal Media, LLC 2.875%, 04/01/2016	200,000	206,143
Time Warner, Inc. 3.150%, 07/15/2015	200,000	203,577

		409,720

Oil Companies-Exploration&Production — 0.6%
Anadarko Petroleum Corp. 5.950%, 09/15/2016	200,000	217,331

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Oil&Gas Drilling — 0.7%
Rowan Cos, Inc. Callable 10/15/2023 at 100.0 4.750%, 01/15/2024	$250,000	$248,973

Pipelines — 1.3%
Energy Transfer Partners LP Callable 11/01/2022 at 100.0 3.600%, 02/01/2023	200,000	195,937
Enterprise Products Operating LLC Callable 01/15/2018 at 100.0 7.034%, 01/15/2068 (d)	235,000	261,438

		457,375

Reinsurance — 1.2%
Berkshire Hathaway, Inc. 1.550%, 02/09/2018	400,000	400,205

REITS-Office Property — 0.6%
BioMed Realty LP Callable 03/15/2016 at 100.0 3.850%, 04/15/2016	200,000	207,932

REITS-Shopping Centers — 1.9%
DDR Corp. 5.500%, 05/01/2015	165,000	168,723
DDR Corp. 7.500%, 04/01/2017	200,000	226,800
Kimco Realty Corp. Callable 03/01/2021 at 100.0 3.200%, 05/01/2021	250,000	252,122

		647,645

The accompanying notes are an integral part of the financial statements.

8

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
REITS-Warehouse/Industry — 1.5%
Prologis LP Callable 11/01/2020 at 100.0 3.350%, 02/01/2021	$500,000	$505,222

Retail-Discount — 0.7%
Wal-Mart Stores, Inc. 1.125%, 04/11/2018	250,000	246,819

Retail-Drug Store — 0.7%
Walgreen Co. 1.800%, 09/15/2017	250,000	250,913

Retail-Mail Order — 1.2%
QVC, Inc. 4.450%, 02/15/2025 (a)	400,000	389,676

Super-Regional Banks-US — 4.9%
PNC Financial Services Group, Inc. (The) Callable 12/15/2014 at 100.0 4.454%, 05/29/2049 (c)(d)	895,000	896,119
Wells Fargo & Co. 2.125%, 04/22/2019	500,000	500,028
Wells Fargo & Co. 4.100%, 06/03/2026	250,000	253,569

		1,649,716

Telephone-Integrated — 2.3%
Verizon Communications, Inc. Callable 12/15/2023 at 100.0 4.150%, 03/15/2024	500,000	520,061

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Telephone-Integrated — (Continued)
Verizon Communications, Inc. Callable 08/01/2024 at 100.0 3.500%, 11/01/2024	$250,000	$246,061

		766,122

TOTAL CORPORATE BONDS AND NOTES (Cost $26,921,705)		27,391,315

U.S. TREASURY OBLIGATIONS — 17.8%
Sovereign — 17.8%
0.250%, 11/30/2015	500,000	500,430
0.250%, 12/31/2015	500,000	500,391
0.500%, 06/30/2016	500,000	501,133
0.500%, 07/31/2016	1,000,000	1,002,031
0.500%, 09/30/2016	750,000	750,352
0.625%, 10/15/2016	400,000	400,906
1.000%, 05/31/2018	1,400,000	1,389,172
2.375%, 08/15/2024	1,000,000	1,003,906

		6,048,321

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,031,976)		6,048,321

TOTAL INVESTMENTS - 98.6% (Cost $32,953,681)		33,439,636
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		488,053

NET ASSETS - 100.0%		$33,927,689

The accompanying notes are an integral part of the financial statements.

9

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2014, these securities amounted to $701,615 or 2.1% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Variable or Floating Rate Security. Rate shown is as of October 31, 2014.
(c)	Security is a perpetual bond and has no definite maturity date.
(d)	Fix-to Float Security. Rate shown is as of October 31, 2014.
(e)	Dividend paying security.

REIT	Real Estate Investment Trust
PLC	Public Limited Company

Please note that securities are classified according to the Bloomberg Sub-Industry Categories. We believe this is the classification that best reflects the industry and risks associated with each position.

The accompanying notes are an integral part of the financial statements.

10

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets
Investments, at value (Cost $32,953,681)	$33,439,636
Cash	326,656
Dividends and interest receivable	237,528
Receivable from Investment Adviser	2,179
Prepaid expenses and other assets	7,142

Total assets	34,013,141

Liabilities
Payable for capital shares redeemed	17,196
Payable for administration and accounting fees	16,829
Payable for transfer agent fees	13,296
Payable for legal fees	12,991
Payable for audit fees	11,458
Payable for printing fees	10,923
Payable for custodian fees	2,745
Accrued expenses	14

Total liabilities	85,452

Net Assets	$33,927,689

Net Assets Consisted of:
Capital stock, $0.01 par value	$32,717
Paid-in capital	33,222,857
Accumulated net investment loss	(15,579)
Accumulated net realized gain from investments	201,739
Net unrealized appreciation on investments	485,955

Net Assets	$33,927,689

Class I:
Shares outstanding	3,271,715

Net asset value, offering and redemption price per share ($33,927,689 / 3,271,715 shares)	$10.37

The accompanying notes are an integral part of the financial statements.

11

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

Investment Income
Interest	$512,090

Total investment income	512,090

Expenses
Advisory fees (Note 2)	111,338
Administration and accounting fees (Note 2)	27,711
Transfer agent fees (Note 2)	20,497
Legal fees	18,742
Registration and filing fees	18,580
Audit fees	12,246
Custodian fees (Note 2)	7,086
Trustees’ and officers’ fees (Note 2)	5,594
Printing and shareholder reporting fees	5,577
Other expenses	3,153

Total expenses before waivers and reimbursements	230,524

Less: waivers and reimbursements (Note 2)	(110,622)

Net expenses after waivers and reimbursements	119,902

Net investment income	392,188

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	105,315
Net change in unrealized depreciation on investments	(110,939)

Net realized and unrealized loss on investments	(5,624)

Net increase in net assets resulting from operations	$386,564

The accompanying notes are an integral part of the financial statements.

12

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014
Increase/(decrease) in net assets from operations:
Net investment income	$392,188	$786,805
Net realized gain from investments	105,315	142,263
Net change in unrealized depreciation from investments	(110,939)	(779,417)

Net increase in net assets resulting from operations	386,564	149,651

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class I	(392,326)	(786,805)
Net realized capital gains:
Class I	—	(190,899)

Net decrease in net assets from dividends and distributions to shareholders	(392,326)	(977,704)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(61,269)	3,086,113

Total increase/(decrease) in net assets	(67,031)	2,258,060

Net assets
Beginning of period	33,994,720	31,736,660

End of period	$33,927,689	$33,994,720

Accumulated net investment loss, end of period	$(15,579)	$(15,441)

The accompanying notes are an integral part of the financial statements.

13

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period July 23, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.37		$10.66	$10.09	$10.06	$10.00

Net investment income(1)	0.12		0.26	0.32	0.32	0.17
Net realized and unrealized gain/(loss) on investments	(0.00	)(2)	(0.23)	0.57	0.03	0.06

Net increase in net assets resulting from operations	0.12		0.03	0.89	0.35	0.23

Dividends and distributions to shareholders from:
Net investment income	(0.12)		(0.26)	(0.32)	(0.32)	(0.17)
Net realized capital gains	—		(0.06)	—	—	—

Total dividends and distributions to shareholders	(0.12)		(0.32)	(0.32)	(0.32)	(0.17)

Net asset value, end of period	$10.37		$10.37	$10.66	$10.09	$10.06

Total investment return(3)	1.16%		0.38%	8.99%	3.52%	2.29%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$33,928		$33,995	$31,737	$17,464	$13,034
Ratio of expenses to average net assets	0.70	%(4)	0.70%	0.70%	0.70%	0.70	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.35	%(4)	1.41%	1.69%	2.49%	2.65	%(4)
Ratio of net investment income to average net assets .	2.29	%(4)	2.50%	3.07%	3.18%	2.24	%(4)
Portfolio turnover rate	35.91	%(6)	132.74%	94.83%	50.01%	98.85	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

14

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

Estabrook Investment Grade Fixed Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on July 23, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C, Class I and Class R Shares. As of October 31, 2014, Class A, Class C and Class R Shares had not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m., Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income and preferred securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair

15

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$27,391,315	$—	$27,391,315	$—
U.S. Treasury Obligations	6,048,321	—	6,048,321	—

Total Investments	$33,439,636	$—	$33,439,636	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

16

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to such fund.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after

17

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Estabrook Capital Management LLC (“Estabrook” or the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.70% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. At October 31, 2014, the amount of potential recovery by the Adviser was as follows:

Expiration April 30, 2015	Expiration April 30, 2016	Expiration April 30, 2017	Expiration April 30, 2018
$270,765	$246,984	$223,993	$110,622

For the six months ended October 31, 2014, the investment adviser waived fees of $110,622.

18

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2014 was $2,322. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$3,743,838	$1,300,117
U.S. Government Securities	8,713,905	10,577,819

19

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2014 and the year ended April 30, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014
	Shares	Amount	Shares	Amount
Class I Shares
Sales	37,628	$390,942	511,653	$5,317,535
Reinvestments	37,701	392,051	90,410	929,535
Redemptions	(81,260)	(844,262)	(301,570)	(3,160,957)

Net increase/(decrease)	(5,931)	$(61,269)	300,493	$3,086,113

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 90 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2014, the tax character of distributions paid by the Fund was $779,824 of ordinary income dividends and $201,465 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains were treated as ordinary income for federal income tax purposes.

As of April 30, 2014, components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Distributions Payable
$—	$—	$96,424	$581,453	$—

20

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$32,953,681

Gross unrealized appreciation	$584,845
Gross unrealized depreciation	(98,890)

Net unrealized appreciation	$485,955

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the” Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of April 30, 2014, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-7443 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

At an in-person meeting held on June 11-12, 2014 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Estabrook Capital Management LLC (the “Adviser” or “Estabrook”) and the Trust on behalf of the Estabrook Investment Grade Fixed Income Fund (the “Fund”) (“Agreement”). In determining whether to continue the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, and (x) compliance with the Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Adviser also provided its most recent Form ADV for the Trustees’ review and consideration. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair

22

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information

(Unaudited)

value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standards applicable to their review of the Agreement.

A representative from Estabrook attended the meeting in person and discussed Estabrook’s history, performance and investment strategy in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Trustees considered the investment performance of the Fund and the Adviser. The Trustees reviewed the historical performance charts for the Fund, the Fund’s benchmark, the Barclay’s Intermediate U.S. Government/Credit Bond Index and the Lipper Core Bond Fund category for the year to date, one year, two year, three year and since inception periods ended March 31, 2014. The Trustees noted that the Fund’s Class I shares, currently the Fund’s only operational share class, outperformed its benchmark for the year to date, one year, two year, three year and since inception periods ended March 31, 2014. The Trustees further noted that the Fund underperformed the median of the Lipper Core Bond Fund category for the year to date period ended March 31, 2014, but outperformed for the one year, two year, three year and since inception periods ended March 31, 2014. The Trustees concluded that the performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus other similarly managed funds. The Trustees noted that the Fund’s net expense ratio and gross advisory fee were slightly higher than the median of the net expense ratio and gross advisory fee of the universe of funds in the Lipper Core Bond Fund category with $250 million or less in assets. The Trustees also noted that Estabrook does not manage any products other than the Fund with a similar strategy. The Trustees concluded that the advisory fee and services provided by the Adviser are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting.

The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures and reports regarding the Adviser’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry

23

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information

(Unaudited) (Concluded)

norms and that the Fund is likely to benefit from the continued receipt of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Fund, as well as its profitability. The Trustees were provided with the Adviser’s most recent balance sheet and income statement. The Trustees noted that the Adviser’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund specifically. The Trustees noted that the Fund has a relatively small level of assets, that the Adviser was not currently making a profit on the Fund and was currently waiving its fee and reimbursing expenses pursuant to a contractual expense limitation agreement. The Trustees noted that the Adviser’s contractual advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund was reasonable, taking into account the quality of services provided by the Adviser and the current size and projected growth of the Fund during the renewal term.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one year period.

24

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Investment Adviser

Estabrook Capital Management LLC

900 Third Avenue, 10th Floor

New York, NY 10022

Administrator and Fund Accounting Agent

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent and Dividend Disbursing Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

ESTABROOK INVESTMENT

GRADE FIXED INCOME

FUND

of

FundVantage Trust

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Estabrook Investment Grade Fixed Income Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Estabrook Investment Grade Fixed Income Fund.

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute Return Fund

Gotham Absolute 500 Fund

Gotham Enhanced Return Fund

Gotham Neutral Fund

Institutional Class Shares

SEMI-ANNUAL REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

Gotham Absolute Return Fund

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2014
	Six Months†	1 Year	Since Inception*
Institutional Class Shares	3.12%	13.78%	18.96%
HFRX Equity Hedge Index	1.28%	3.33%	6.56%**

†	Not Annualized.

*	The Gotham Absolute Return Fund (the “Fund”) commenced operations on August 31, 2012.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 90 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated October 1, 2014, are 2.96% and 2.98%, respectively, for Institutional Class Shares, of the Fund’s average daily net assets. This rate may fluctuate and may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 2.25% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. It is impossible to invest directly in an index.

An investment in the Fund is subject to risk. The Fund seeks to achieve long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The potential loss on a short sale is in principle unlimited since there is no limit on the market appreciation of a shorted security. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities, resulting in higher brokerage costs, which reduce the Fund’s returns. High turnover also may result in net taxable gain to shareholders, although the Adviser generally seeks to minimize and offset short-term capital gains. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Absolute 500 Fund

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Total Returns for the Period Ended October 31, 2014*
Since Inception†
Institutional Class Shares	4.20%*
HFRX Equity Hedge Index	1.39%**

†	Not Annualized.

*	The Gotham Absolute 500 Fund (the “Fund”) commenced operations on July 31, 2014.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 90 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated October 1, 2014, are 3.56% and 3.55%, respectively, for Institutional Class Shares, of the Fund’s average daily net assets. This rate may fluctuate and may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 2.25% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. It is impossible to invest directly in an index.

An investment in the Fund is subject to risk. The Fund seeks to achieve long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The potential loss on a short sale is in principle unlimited since there is no limit on the market appreciation of a shorted security. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities, resulting in higher brokerage costs, which reduce the Fund’s returns. High turnover also may result in net taxable gain to shareholders, although the Adviser generally seeks to minimize and offset short-term capital gains. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Enhanced Return Fund

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2014
	Six Months†	1 Year	Since Inception*
Institutional Class Shares	6.94%	24.07%	25.70%
S&P 500® Index	8.22%	17.27%	18.61%**

†	Not Annualized.

*	The Gotham Enhanced Return Fund (the “Fund”) commenced operations on May 31, 2013.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 90 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross expenses, as stated in the current prospectus dated October 1, 2014, is 3.54%, for Institutional Class Shares, of the Fund’s average daily net assets. This rate may fluctuate and may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 2.25% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500®’). The S&P 500 Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

An investment in the Fund is subject to risk. The Fund seeks long-term capital appreciation. The potential loss on a short sale is in principle unlimited since there is no limit on the market appreciation of a shorted security. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities, resulting in higher brokerage costs, which reduce the Fund’s returns. High turnover also may result in net taxable gain to shareholders, although the Adviser generally seeks to minimize and offset short-term capital gains. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Neutral Fund

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2014
	Six Months†	1 Year	Since Inception*
Institutional Class Shares	-0.09%	10.73%	10.60%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%	0.05%	0.05%**

†	Not Annualized.

*	The Gotham Neutral Fund (the “Fund”) commenced operations on August 30, 2013.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 90 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated October 1, 2014, are 3.57% and 3.43%, respectively, for Institutional Class Shares, of the Fund’s average daily net assets. This rate may fluctuate and may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 2.25% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue. It is impossible to invest directly in an index.

An investment in the Fund is subject to risk. The Fund seeks to achieve long-term capital appreciation with minimal correlation to the general stock market. The potential loss on a short sale is in principle unlimited since there is no limit on the market appreciation of a shorted security. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities, resulting in higher brokerage costs, which reduce the Fund’s returns. High turnover also may result in net taxable gain to shareholders, although the Adviser generally seeks to minimize and offset short-term capital gains. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2014, and held for the entire period through October 31, 2014.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Gotham Funds - Institutional Class
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio*	Expenses Paid During Period*

Gotham Absolute Return Fund
Actual	$1,000.00	$1,031.20	2.84%	$14.55
Hypothetical (5% return before expenses)	1,000.00	1,010.88	2.84%	14.41

Gotham Absolute 500 Fund**
Actual	$1,000.00	$1,042.00	4.30%	$10.83
Hypothetical (5% return before expenses)	1,000.00	1,003.50	4.30%	21.74

Gotham Enhanced Fund
Actual	$1,000.00	$1,069.40	3.27%	$17.06
Hypothetical (5% return before expenses)	1,000.00	1,008.72	3.27%	16.56

Gotham Neutral Fund
Actual	$1,000.00	$999.10	3.23%	$16.28
Hypothetical (5% return before expenses)	1,000.00	1,008.92	3.23%	16.36

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

*

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended October 31, 2014, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. A Fund’s ending account value on the first line is based on the actual six month returns for the Institutional Class Shares of 3.12% for the Gotham Absolute Return Fund, 6.94% for the Gotham Enhanced Return Fund and (0.09)% for the Gotham Neutral Fund. These amounts include dividends paid on securities which the Funds have sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 0.71% of average net assets for the Gotham Absolute Return Fund, 2.04% for Gotham Absolute 500 Fund, 1.12% for the Gotham Enhanced Return Fund and 1.06% for the Gotham Neutral Fund for the six-month period ended October 31, 2014.

**

The Fund commenced operations on July 31, 2014. Expenses are equal to the Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the period July 31, 2014, to October 31, 2014, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (90), then divided by 365 to reflect the period. The Fund’s ending account value on the first line is based on since inception returns for the Institutional Class Shares of 4.20%. These amounts include dividends paid on securities which the Fund has sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 2.04% of average net assets for the period from July 31, 2014 to October 31, 2014. Hypothetical expenses are as if the Institutional Class Shares had been in existence from May 1, 2014, and are equal to the Institutional Class Share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365 to reflect the period.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

October 31, 2014

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute Returned Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks
Capital Goods	18.1%	$530,400,039
Retailing	14.8	433,940,420
Software & Services	13.6	398,082,512
Technology Hardware & Equipment	10.7	313,489,026
Pharmaceuticals, Biotechnology & Life Sciences	8.9	260,761,132
Food, Beverage & Tobacco	8.7	254,373,384
Semiconductors & Semiconductor Equipment	7.7	226,557,281
Commercial & Professional Services	7.1	207,064,534
Health Care Equipment & Services	6.8	200,535,924
Consumer Services	4.6	133,508,399
Automobiles & Components	4.4	129,625,390
Media	3.7	109,522,566
Consumer Durables & Apparel	3.7	107,996,107
Household & Personal Products	2.9	85,853,867
Transportation	2.6	74,616,814
Telecommunications Services	2.4	70,368,774
Food & Staples Retailing	2.0	57,467,467

Portfolio holdings are subject to change at any time.

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks
Household & Personal Products	(0.2)%	$(4,538,503)
Automobiles & Components	(0.2)	(5,698,518)
Food & Staples Retailing	(1.2)	(36,082,875)
Telecommunications Services	(1.5)	(44,343,946)
Media	(1.6)	(48,050,637)
Commercial & Professional Services	(1.9)	(56,241,104)
Food, Beverage & Tobacco	(2.0)	(59,368,320)
Consumer Durables & Apparel	(2.5)	(72,197,732)
Transportation	(2.6)	(75,597,522)
Semiconductors & Semiconductor Equipment	(2.8)	(82,594,253)
Technology Hardware & Equipment	(3.8)	(111,420,756)
Consumer Services	(4.2)	(122,770,317)
Retailing	(5.9)	(171,547,707)
Health Care Equipment & Services	(6.1)	(179,490,677)
Capital Goods	(6.4)	(186,640,545)
Pharmaceuticals, Biotechnology & Life Sciences	(8.0)	(235,850,204)
Software & Services	(10.5)	(306,391,319)
Exchange Traded Funds	(0.5)	(13,859,890)
Other Assets in Excess of Liabilities	39.2	1,148,041,438

NET ASSETS	100.0%	$2,929,520,249

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

October 31, 2014

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	19.2%	$1,117,399
Technology Hardware &
Equipment	13.1	760,562
Health Care Equipment & Services	12.5	724,039
Energy	11.9	690,374
Food, Beverage & Tobacco	11.4	660,923
Insurance	10.8	630,258
Retailing	10.3	599,903
Materials	10.1	585,638
Software & Services	9.2	533,533
Diversified Financials	7.7	449,642
Semiconductors & Semiconductor Equipment	4.6	269,268
Media	4.2	241,777
Household & Personal Products	3.3	192,040
Banks	3.2	187,585
Consumer Durables & Apparel	2.6	151,748
Pharmaceuticals, Biotechnology & Life Sciences	2.4	138,426
Transportation	2.1	122,595
Telecommunication Services	1.9	110,603
Automobiles & Components	1.8	102,849
Food & Staples Retailing	0.8	45,276
Consumer Services	0.7	40,027
Commercial & Professional Services	0.3	20,687

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Automobiles & Components	(0.0)%	$(736)
Household & Personal Products	(0.0)	(752)
Insurance	(0.3)	(14,569)
Banks	(0.3)	(15,394)
Technology Hardware & Equipment	(0.6)	(32,252)
Transportation	(0.6)	(34,619)
Media	(0.6)	(34,738)
Commercial & Professional Services	(0.6)	(34,950)
Capital Goods	(0.9)	(54,548)
Diversified Financials	(1.3)	(73,167)
Food & Staples Retailing	(1.5)	(88,207)
Health Care Equipment & Services	(1.8)	(106,331)
Consumer Durables & Apparel	(2.4)	(138,285)
Semiconductors & Semiconductor Equipment	(2.4)	(141,332)
Consumer Services	(2.7)	(155,005)
Food, Beverage & Tobacco	(3.1)	(182,457)
Materials	(4.1)	(236,032)
Retailing	(4.6)	(269,990)
Software & Services	(8.3)	(482,567)
Pharmaceuticals, Biotechnology & Life Sciences	(8.7)	(505,856)
Energy	(11.8)	(685,514)
Real Estate	(12.2)	(707,311)
Utilities	(14.8)	(862,569)
Other Assets in Excess of Liabilities	39.5	2,294,356

NET ASSETS	100.0%	$5,812,327

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

October 31, 2014

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks
Capital Goods	24.7%	$334,053,523
Retailing	21.4	289,239,674
Software & Services	18.9	255,537,538
Technology Hardware & Equipment	16.1	217,579,064
Food, Beverage & Tobacco	14.0	189,922,773
Pharmaceuticals, Biotechnology & Life Sciences	12.5	169,157,645
Semiconductors & Semiconductor Equipment	11.1	150,058,900
Health Care Equipment & Services	10.9	147,110,331
Commercial & Professional Services	9.4	127,769,372
Consumer Services	6.5	87,293,337
Automobiles & Components	6.3	85,173,628
Media	5.5	75,059,335
Consumer Durables & Apparel	5.2	70,284,305
Telecommunications Services	4.0	54,158,308
Household & Personal Products	3.9	53,111,496
Transportation	3.8	51,078,177
Food & Staples Retailing	2.6	34,835,371

Portfolio holdings are subject to change at any time.

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks
Household & Personal Products	(0.2)%	$(2,459,202)
Automobiles & Components	(0.2)	(3,227,303)
Food & Staples Retailing	(1.5)	(20,336,979)
Telecommunications Services	(1.8)	(24,738,162)
Media	(2.1)	(28,207,909)
Commercial & Professional Services	(2.2)	(29,098,123)
Food, Beverage & Tobacco	(2.6)	(35,113,318)
Transportation	(3.2)	(42,649,673)
Semiconductors & Semiconductor Equipment	(3.4)	(46,233,203)
Consumer Durables & Apparel	(3.4)	(46,544,392)
Technology Hardware & Equipment	(4.5)	(60,690,692)
Consumer Services	(5.1)	(69,636,185)
Retailing	(7.1)	(96,308,470)
Health Care Equipment & Services	(7.4)	(100,706,381)
Capital Goods	(8.1)	(108,865,210)
Pharmaceuticals, Biotechnology & Life Sciences	(9.9)	(133,785,160)
Software & Services	(12.9)	(174,487,506)
Exchange Traded Funds	(2.3)	(30,801,347)
Other Assets in Excess of Liabilities	1.1	14,944,159

NET ASSETS	100.0%	$1,352,477,721

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

October 31, 2014

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	17.6%	$147,238,401
Retailing	15.6	130,452,334
Software & Services	14.9	124,992,990
Technology Hardware & Equipment	11.3	94,283,567
Food, Beverage & Tobacco	10.1	84,551,942
Pharmaceuticals, Biotechnology & Life Sciences	8.6	72,103,907
Commercial & Professional Services	7.1	59,389,988
Health Care Equipment & Services	6.6	55,250,401
Semiconductors & Semiconductor Equipment	6.2	52,025,912
Automobile & Components	4.6	38,875,780
Consumer Services	4.3	36,435,835
Media	4.0	33,818,843
Consumer Durables & Apparel	3.6	30,411,849
Household & Personal Products	3.4	28,822,939
Telecommunications Services	3.3	27,251,187
Food & Staples Retailing	2.3	19,002,245
Transportation	2.2	18,140,471

Portfolio holdings are subject to change at any time.

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.1)%	$(1,348,983)
Automobiles & Components	(0.4)	(3,067,850)
Food & Staples Retailing	(1.8)	(15,181,631)
Telecommunication Services	(2.1)	(17,376,813)
Commercial & Professional Services	(2.1)	(18,084,321)
Media	(2.5)	(21,161,699)
Food, Beverage & Tobacco	(3.2)	(26,700,451)
Transportation	(4.2)	(34,891,193)
Consumer Durables & Apparel	(4.5)	(37,396,497)
Semiconductors & Semiconductor Equipment	(4.8)	(40,076,345)
Technology Hardware & Equipment	(6.1)	(51,078,921)
Consumer Services	(6.5)	(54,139,390)
Health Care Equipment & Services	(9.4)	(78,550,662)
Capital Goods	(9.8)	(81,958,563)
Retailing	(9.9)	(82,995,859)
Pharmaceuticals, Biotechnology & Life Sciences	(13.4)	(112,431,033)
Software & Services	(18.2)	(152,591,839)
Other Assets in Excess of Liabilities	73.3	613,868,866

NET ASSETS	100.0%	$837,885,407

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 122.7%
COMMON STOCKS — 122.7%
Automobiles & Components — 4.4%
Allison Transmission Holdings, Inc.	264,456	$8,589,531
American Axle & Manufacturing Holdings, Inc.*†	490,344	9,478,350
Autoliv, Inc.(a)	84,871	7,786,066
Cooper Tire & Rubber Co.(a)	214,505	6,909,206
Dana Holding Corp.†(a)	1,281,319	26,215,787
Delphi Automotive PLC (Jersey)	170,334	11,749,639
Goodyear Tire & Rubber Co. (The)	369,832	8,961,029
Johnson Controls, Inc.†	48,649	2,298,665
Lear Corp.	109,983	10,173,428
Magna International, Inc. (Canada)†	198,654	19,609,136
Standard Motor Products, Inc.†	59,909	2,367,604
Tenneco, Inc.*†(a)	244,493	12,801,653
Tower International, Inc.*	110,506	2,685,296

		129,625,390

Capital Goods — 18.1%
3M Co.	22,907	3,522,409
AAON, Inc.†(a)	71,169	1,398,471
Actuant Corp., Class A	60,975	1,932,298
AECOM Technology Corp.*†(a)	75,875	2,469,731
Aegion Corp.*†(a)	216,868	3,973,022
Aerovironment, Inc.*	845	25,899
AZZ, Inc.(a)	87,598	4,096,082
Blount International, Inc.*†	190,480	2,916,249
Briggs & Stratton Corp.(a)	78,908	1,594,731
Carlisle Cos., Inc.†	103,570	9,205,302
Caterpillar, Inc.†	215,025	21,805,685
Chicago Bridge & Iron Co. NV (Netherlands)†	397,911	21,741,857
CIRCOR International, Inc.†	32,149	2,415,997
Crane Co.†	84,443	5,265,021
Curtiss-Wright Corp.†	114,399	7,917,555
Danaher Corp.†	100,675	8,094,270
Dover Corp.†(a)	332,764	26,434,772
Eaton Corp. PLC (Ireland)	169,280	11,577,059
EMCOR Group, Inc.†	228,331	10,076,247
Encore Wire Corp	21,553	817,721
Engility Holdings, Inc.*†(a)	62,011	2,678,875
EnPro Industries, Inc.*†	2,067	133,384
ESCO Technologies, Inc.†	80,350	3,054,907
Federal Signal Corp.†	224,533	3,188,369
Flowserve Corp.†(a)	99,572	6,769,900
Fluor Corp.†	299,587	19,874,602
General Dynamics Corp.	130,685	18,264,536
GrafTech International Ltd.*(a)	77,446	332,243

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Greenbrier Cos, Inc. (The)(a)	4,814	$301,068
Harsco Corp.†(a)	292,602	6,343,611
Honeywell International, Inc.†	81,909	7,873,093
Hubbell, Inc., Class B†	63,851	7,241,342
Huntington Ingalls Industries, Inc.†	221,396	23,428,125
IDEX Corp†	206,245	15,449,813
Illinois Tool Works, Inc.†	97,180	8,848,239
ITT Corp.	13,986	630,209
KBR, Inc.(a)	73,468	1,401,769
Lincoln Electric Holdings, Inc.†	108,503	7,864,297
Lindsay Corp.(a)	117,402	10,296,155
Lockheed Martin Corp.†	34,697	6,612,207
Manitowoc Co., Inc. (The)†(a)	640,148	13,340,684
Masco Corp.†	661,302	14,594,935
Meritor, Inc.*(a)	1,276,851	14,671,018
Moog, Inc., Class A*†	68,151	5,216,278
Mueller Water Products, Inc., Class A	683,400	6,745,158
NCI Building Systems, Inc.*	40,868	812,047
Northrop Grumman Corp.†	2,253	310,824
NOW, Inc.*(a)	409,454	12,308,187
Orbital Sciences Corp.*†(a)	265,604	6,985,385
Polypore International, Inc.*(a)	140,692	6,179,193
Precision Castparts Corp.	26,357	5,816,990
Roper Industries, Inc.†	32,770	5,187,491
Simpson Manufacturing Co., Inc.†	27,802	919,690
Snap-on, Inc.	15,697	2,074,202
Spirit AeroSystems Holdings, Inc., Class A*†	301,645	11,866,714
SPX Corp.†(a)	289,927	27,482,180
Standex International Corp.†	38,534	3,323,558
Stanley Black & Decker, Inc.	243,750	22,824,750
Teledyne Technologies, Inc.*	23,201	2,404,320
Terex Corp.	224,447	6,457,340
Thermon Group Holdings, Inc.*	124	3,022
Timken Co. (The)†	155,759	6,696,079
TriMas Corp.*(a)	67,298	2,130,655
United Rentals, Inc.*	47,664	5,245,900
United Technologies Corp.†(a)	142,942	15,294,794
Universal Forest Products, Inc.	33,033	1,650,659
Wabash National Corp.*(a)	384,646	3,961,854
Watts Water Technologies, Inc., Class A†	108,388	6,571,564
WESCO International, Inc.*(a)	87,872	7,241,532
Woodward, Inc.(a)	52,798	2,703,786

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WW Grainger, Inc.(a)	37,075	$9,150,110
Xylem, Inc.(a)	64,962	2,362,018

		530,400,039

Commercial & Professional Services — 7.1%
ACCO Brands Corp.*†	904,020	7,440,085
Brink’s Co. (The)†	285,562	5,996,802
Cintas Corp.†(a)	189,418	13,872,974
Copart, Inc.*†(a)	386,573	12,927,001
Corporate Executive Board Co. (The)	5,843	430,629
Deluxe Corp.†	35,566	2,162,413
Dun & Bradstreet Corp. (The)†	18,416	2,261,669
Equifax, Inc.(a)	11,232	850,712
Exponent, Inc.†(a)	27,443	2,190,500
HNI Corp.(a)	21,216	989,726
Huron Consulting Group, Inc.*	9,135	635,887
Korn/Ferry International*†	157,234	4,391,546
Manpowergroup, Inc.†	442,943	29,566,445
On Assignment, Inc.*†	245,882	7,155,166
Pitney Bowes, Inc.†(a)	1,023,445	25,320,029
Progressive Waste Solutions Ltd. (Canada)	14,020	409,805
Quad/Graphics, Inc.†	36,597	806,964
Republic Services, Inc	17,925	688,320
Ritchie Bros Auctioneers, Inc. (Canada)†	152,304	3,714,695
Robert Half International, Inc.†(a)	238,137	13,045,145
RPX Corp.*†	212,091	2,979,879
ServiceMaster Global Holdings, Inc.*	61,782	1,481,532
Steelcase, Inc., Class A†	224,911	3,985,423
Team, Inc.*(a)	42,377	1,785,767
Towers Watson & Co., Class A†	177,935	19,624,451
TrueBlue, Inc.*†	92,366	2,283,288
Tyco International Ltd. (Switzerland)†	454,970	19,531,862
UniFirst Corp.†	46,888	5,230,825
United Stationers, Inc.(a)	92,423	3,860,509
Verisk Analytics, Inc., Class A*	11,555	720,454
Waste Connections, Inc.†(a)	75,447	3,764,805
Waste Management, Inc.	98,870	4,833,754
West Corp.(a)	66,421	2,125,472

		207,064,534

Consumer Durables & Apparel — 3.7%
Columbia Sportswear Co.	109,712	4,228,300
Deckers Outdoor Corp.*(a)	135,660	11,864,824
Ethan Allen Interiors, Inc.†	111,240	3,148,092

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Garmin Ltd. (Switzerland)	118,091	$6,551,689
G-III Apparel Group Ltd.*(a)	12,799	1,015,601
Hanesbrands, Inc.†	20,662	2,182,114
Harman International Industries, Inc.	76,911	8,255,627
lululemon athletica, Inc.*(a)	159,696	6,651,338
NVR, Inc.*†	11,023	13,531,614
PVH Corp.†(a)	104,402	11,938,369
Steven Madden, Ltd.*†(a)	400,984	12,570,848
Sturm Ruger & Co., Inc.(a)	57,115	2,380,553
Tupperware Brands Corp.†(a)	107,724	6,867,405
Universal Electronics, Inc.*†(a)	57,576	3,275,499
Vera Bradley, Inc.*(a)	367,846	8,386,889
Wolverine World Wide, Inc.(a)	189,659	5,147,345

		107,996,107

Consumer Services — 4.6%
American Public Education, Inc.*†	69,582	2,156,346
Apollo Education Group, Inc.*†(a)	351,161	10,064,274
Boyd Gaming Corp.*(a)	110,606	1,277,499
Capella Education Co.†(a)	22,064	1,560,807
Carnival Corp. (Panama)†	23,144	929,232
Darden Restaurants, Inc.	70,734	3,662,607
DeVry Education Group, Inc.	81,235	3,932,586
DineEquity, Inc.†(a)	99,566	8,857,391
Graham Holdings Co., Class B†	6,324	4,955,486
Hillenbrand, Inc.†(a)	163,983	5,458,994
Interval Leisure Group, Inc.†	176,398	3,711,414
Jack in the Box, Inc.†	95,161	6,760,237
K12, Inc.*(a)	20,888	259,011
Las Vegas Sands Corp.†	316,035	19,676,339
Matthews International Corp., Class A†(a)	83,194	3,833,580
Multimedia Games Holding Co., Inc.*†	15,209	530,794
Royal Caribbean Cruises, Ltd. (Liberia)†	168,743	11,469,462
SeaWorld Entertainment, Inc.†	865,568	16,653,528
Speedway Motorsports, Inc.†(a)	25,184	492,851
Starwood Hotels & Resorts Worldwide, Inc	43,040	3,299,446
Strayer Education, Inc.*(a)	2,880	210,787
Weight Watchers International, Inc.(a)	261,301	6,806,891
Wyndham Worldwide Corp.†	218,216	16,948,837

		133,508,399

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 2.0%
Rite Aid Corp.*†	4,997,224	$26,235,426
SUPERVALU, Inc.*†(a)	2,406,363	20,766,913
Sysco Corp.†	35,921	1,384,395
Wal-Mart Stores, Inc.(a)	117,236	8,941,590
Weis Markets, Inc.(a)	3,117	139,143

		57,467,467

Food, Beverage & Tobacco — 8.7%
Altria Group, Inc.†	44,300	2,141,462
Archer-Daniels-Midland Co.†	599,652	28,183,644
Bunge, Ltd. (Bermuda)†	343,078	30,413,865
Coca-Cola Bottling Co. Consolidated†	6,997	632,809
ConAgra Foods, Inc.†	506,339	17,392,745
Cott Corp. (Canada)†	175,271	1,063,895
Dr Pepper Snapple Group, Inc.†	332,053	22,994,670
Ingredion, Inc.†	177,401	13,704,227
Kellogg Co.†(a)	208,377	13,327,793
Keurig Green Mountain, Inc.†	31,104	4,720,032
Lancaster Colony Corp.†	38,018	3,478,267
Lorillard, Inc.	133,081	8,184,482
Monster Beverage Corp.*†	55,852	5,634,350
National Beverage Corp.*(a)	15,618	392,324
PepsiCo, Inc.†	34,618	3,329,213
Philip Morris International, Inc.†	131,502	11,704,993
Pilgrim’s Pride Corp.*†(a)	835,722	23,742,862
Sanderson Farms, Inc.(a)	342,503	28,763,402
Snyder’s-Lance, Inc.(a)	13,977	416,375
Tyson Foods, Inc., Class A†	429,596	17,334,199
Vector Group, Ltd.(a)	752,810	16,817,775

		254,373,384

Health Care Equipment & Services — 6.8%
Abaxis, Inc.(a)	41,823	2,202,399
ABIOMED, Inc.*(a)	6,851	224,644
Align Technology, Inc.*†(a)	378,636	19,923,826
AmerisourceBergen Corp.	15,143	1,293,364
AMN Healthcare Services, Inc.*†	122,222	2,096,107
Amsurg Corp.*†	163,132	8,810,759
Anika Therapeutics, Inc.*†	104,867	4,209,361
Cardinal Health, Inc.†	57,531	4,515,033
CareFusion Corp.*†	275,934	15,830,334
Catamaran Corp. (Canada)*	1,770	84,376
Chemed Corp.(a)	19,951	2,062,135
Computer Programs & Systems, Inc.†(a)	20,948	1,319,305

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
CorVel Corp.*†	25,971	$893,922
Cyberonics, Inc.*†	60,981	3,201,503
DaVita HealthCare Partners, Inc.*†	32,329	2,523,925
DENTSPLY International, Inc.†	162,255	8,237,686
Edwards Lifesciences Corp.*†	102,953	12,449,077
Express Scripts Holding Co.*(a)	47,768	3,669,538
Globus Medical, Inc., Class A*†	272,668	6,045,050
Greatbatch, Inc.*†	126,312	6,339,599
Halyard Health, Inc.*	23,468	891,080
Hill-Rom Holdings, Inc.†	34,223	1,522,239
ICU Medical, Inc.*†	66,042	4,682,378
Integra LifeSciences Holdings Corp.*†	5,349	273,387
Kindred Healthcare, Inc.†(a)	122,240	2,658,720
Laboratory Corp. of America Holdings*†	94,032	10,276,757
MEDNAX, Inc.*†(a)	249,539	15,578,720
Meridian Bioscience, Inc.(a)	677	12,552
Natus Medical, Inc.*†	184,927	6,287,518
Omnicare, Inc.†	1,488	99,086
PharMerica Corp.*†	108,661	3,117,484
Quality Systems, Inc.†	344,032	5,198,324
Quest Diagnostics, Inc.(a)	47,305	3,001,975
Select Medical Holdings Corp.†	114,954	1,657,637
Teleflex, Inc.(a)	75,028	8,562,195
Thoratec Corp.*†(a)	223,470	6,073,915
Universal Health Services, Inc., Class B†	114,003	11,823,251
Varian Medical Systems, Inc.*(a)	153,195	12,886,763

		200,535,924

Household & Personal Products — 2.9%
Avon Products, Inc.†	2,605,096	27,092,998
Clorox Co. (The)†	78,851	7,845,675
Energizer Holdings, Inc.†	226,527	27,783,537
Inter Parfums, Inc.†	81,984	2,328,346
Kimberly-Clark Corp	182,054	20,803,311

		85,853,867

Media — 3.7%
Cinemark Holdings, Inc.†(a)	100,519	3,550,331
Clear Channel Outdoor Holdings, Inc., Class A†	19,740	143,312
Comcast Corp., Class A(a)	134,802	7,461,291
Crown Media Holdings, Inc., Class A*(a)	3,804	13,276

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
DIRECTV*	171,447	$14,879,885
Gannett Co., Inc.(a)	20,171	635,387
Interpublic Group of Cos, Inc. (The)	420,475	8,153,010
Loral Space & Communications, Inc.*†	50,031	3,827,372
Morningstar, Inc.(a)	2,745	187,346
New York Times Co. (The), Class A(a)	464,112	5,959,198
News Corp.*†	1,100,537	17,036,313
Nexstar Broadcasting Group, Inc., Class A(a)	234,974	10,602,027
Omnicom Group, Inc.†(a)	307,537	22,099,609
Starz, Class A*†(a)	97,841	3,023,287
Time, Inc.*(a)	341,120	7,705,901
Viacom, Inc., Class B†	58,407	4,245,021

		109,522,566

Pharmaceuticals, Biotechnology & Life Sciences — 8.9%
Acorda Therapeutics, Inc.*	21,650	753,853
Agilent Technologies, Inc.†	281,435	15,557,727
Biogen Idec, Inc.*†	22,879	7,345,989
Bio-Rad Laboratories, Inc.*	2,026	228,573
Bruker Corp.*†	585,107	12,129,268
Covance, Inc.*†(a)	289,367	23,120,423
Depomed, Inc.*†	489,877	7,544,106
Enanta Pharmaceuticals, Inc.*(a)	143,125	6,154,375
Endo International PLC (Ireland)*†	3,226	215,884
Gilead Sciences, Inc.*	230,462	25,811,744
Johnson & Johnson†	252,955	27,263,490
Lannett Co., Inc.*(a)	77,498	4,395,687
Ligand Pharmaceuticals, Inc.*(a)	222,112	12,276,130
Luminex Corp.*	2,028	38,532
Mallinckrodt PLC (Ireland)*†	29,154	2,687,416
Mettler-Toledo International, Inc.*†	48,443	12,521,062
Myriad Genetics, Inc.*(a)	288,655	11,398,986
PAREXEL International Corp.*†	268,864	14,602,004
PerkinElmer, Inc.(a)	87,574	3,802,463
Pfizer, Inc.†	408,653	12,239,157
Prestige Brands Holdings, Inc.*†(a)	214,377	7,593,233
Quintiles Transnational Holdings, Inc.*	161,979	9,482,251
United Therapeutics Corp.*†	144,616	18,940,358
Valeant Pharmaceuticals
International, Inc. (Canada)*	127,878	17,012,889
Waters Corp.*	69,003	7,645,532

		260,761,132

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 14.8%
Abercrombie & Fitch Co., Class A(a)	703,576	$23,555,724
ANN, Inc.*(a)	135,190	5,189,944
AutoNation, Inc.*	94,555	5,414,219
Bed Bath & Beyond, Inc.*†(a)	276,517	18,620,655
Best Buy Co., Inc	201,298	6,872,314
Big Lots, Inc.†	242,725	11,080,396
Brown Shoe Co., Inc.†(a)	205,976	5,476,902
Buckle, Inc. (The)(a)	220,759	10,890,041
Burlington Stores, Inc.*(a)	46,313	1,942,367
Cato Corp. (The), Class A†(a)	124,908	4,455,468
Chico’s FAS, Inc.	42	633
Children’s Place, Inc. (The)(a)	46,632	2,296,626
Core-Mark Holding Co., Inc.†	73,585	4,270,138
Dick’s Sporting Goods, Inc.†	306,019	13,884,082
Dillard’s, Inc., Class A†(a)	158,424	16,754,922
Dollar General Corp.*†	64,734	4,056,880
Dollar Tree, Inc.*†	154,252	9,343,044
DSW, Inc., Class A†	368,257	10,918,820
Foot Locker, Inc.†(a)	174,026	9,747,196
GameStop Corp., Class A(a)	405,541	17,340,933
Gap, Inc. (The)†(a)	619,044	23,455,577
GNC Holdings, Inc., Class A†	55,414	2,303,560
Group 1 Automotive, Inc	34,542	2,950,923
Guess?, Inc.†(a)	796,816	17,665,411
Haverty Furniture Cos., Inc.†	88,477	1,947,379
Hibbett Sports, Inc.*(a)	242,974	11,028,590
Home Depot, Inc. (The)†	3,758	366,480
HSN, Inc.†	5,747	379,704
Kohl’s Corp.†(a)	314,743	17,065,365
Lands’ End, Inc.*(a)	314,149	14,912,653
Liberty Interactive Corp., Class A*	124,980	3,266,977
Lithia Motors, Inc., Class A†(a)	100,586	7,807,485
Lowe’s Cos., Inc.†	235,628	13,477,922
Macy’s, Inc.†	301,764	17,447,994
Michaels Cos., Inc. (The)*(a)	179,069	3,273,381
Murphy USA, Inc.*†	120,036	6,878,063
Outerwall, Inc.*(a)	367,629	23,259,887
Penske Automotive Group, Inc	3,115	140,923
PetSmart, Inc.†(a)	204,300	14,781,105
Ross Stores, Inc.†	188,776	15,237,999
Sally Beauty Holdings, Inc.*†	296,581	8,692,789
Target Corp.(a)	191,839	11,859,487
TJX Cos., Inc. (The)†	146,156	9,254,598
Tractor Supply Co.†	7,480	547,686

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Urban Outfitters, Inc.*†(a)	573,075	$17,398,557
Zumiez, Inc.*†(a)	192,589	6,428,621

		433,940,420

Semiconductors & Semiconductor Equipment — 7.7%
Advanced Energy Industries, Inc.*†	70,702	1,398,486
Altera Corp.†(a)	123,476	4,243,870
Atmel Corp.*†(a)	1,962,010	14,558,114
Cirrus Logic, Inc.*(a)	526,734	10,165,966
Diodes, Inc.*	102,012	2,634,970
Fairchild Semiconductor International, Inc.*(a)	1,492,538	22,910,458
Freescale Semiconductor Ltd.
(Bermuda)†(a)	9,399	186,946
Integrated Device Technology, Inc.*†	626,831	10,286,297
Intel Corp.†	177,682	6,042,965
International Rectifier Corp.*†	153,741	6,114,280
Intersil Corp., Class A(a)	304,895	4,052,055
Lattice Semiconductor Corp.*†	839,543	5,633,334
Linear Technology Corp.(a)	270,757	11,599,230
Marvell Technology Group Ltd. (Bermuda)†	1,311,916	17,632,151
Micron Technology, Inc.*†	707,022	23,395,358
MKS Instruments, Inc.†	158,370	5,764,668
NVIDIA Corp.(a)	65,446	1,278,815
OmniVision Technologies, Inc.*†	661,431	17,713,122
Pentair PLC (Ireland)†(a)	288,875	19,369,069
RF Micro Devices, Inc.*	378,952	4,930,166
Semtech Corp.*(a)	18,069	458,591
Silicon Laboratories, Inc.*	9,781	445,916
Skyworks Solutions, Inc.†	161,812	9,423,931
Teradyne, Inc.†	329,270	6,058,568
Tessera Technologies, Inc	15,477	470,346
Texas Instruments, Inc.†(a)	398,502	19,789,609

		226,557,281

Software & Services — 13.6%
Accenture PLC, Class A (Ireland)†	165,943	13,461,296
ACI Worldwide, Inc.*†(a)	424,162	8,160,877
Activision Blizzard, Inc.†	238,079	4,749,676
Acxiom Corp.*†(a)	462,739	8,718,003
Advent Software, Inc.(a)	102,258	3,534,037
Amdocs, Ltd. (Channel Islands)†	87,638	4,166,311
ANSYS, Inc.*†	9,673	759,911
Aspen Technology, Inc.*†	215,397	7,954,611

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
AVG Technologies NV (Netherlands)*†	262,753	$4,708,534
Booz Allen Hamilton Holding Corp.†(a)	405,624	10,688,192
Broadridge Financial Solutions, Inc.†	283,312	12,445,896
CA, Inc.†	452,308	13,144,070
CACI International, Inc., Class A*	8,139	669,758
CGI Group, Inc., Class A (Canada)*†(a)	141,559	4,862,552
Computer Sciences Corp.†	333,045	20,115,918
Conversant, Inc.*†(a)	419,498	14,787,305
DST Systems, Inc.†	137,036	13,203,419
Electronic Arts, Inc.*	264,867	10,851,601
IAC/InterActiveCorp.†	170,499	11,541,077
International Business Machines Corp.†	96,361	15,841,748
j2 Global, Inc.(a)	15,757	852,296
Jack Henry & Associates, Inc.†	222,791	13,327,358
Leidos Holdings, Inc.	226,137	8,269,830
MAXIMUS, Inc.†	157,983	7,655,856
Microsoft Corp	83,728	3,931,030
NetScout Systems, Inc.*†	193,886	7,146,638
NeuStar, Inc., Class A*(a)	646,645	17,077,894
NIC, Inc.	181,208	3,339,663
Oracle Corp.†	454,955	17,765,993
Pegasystems, Inc.	33,182	719,054
Progress Software Corp.*†	178,428	4,621,285
Rovi Corp.*(a)	455,767	9,516,415
Science Applications International Corp.†	151,873	7,428,108
Stamps.com, Inc.*†	52,446	1,935,257
Sykes Enterprises, Inc.*†	129,636	2,792,359
Symantec Corp.†	532,707	13,221,788
Take-Two Interactive Software, Inc.*(a)	878,125	23,226,406
TeleTech Holdings, Inc.*†	53,503	1,380,912
Teradata Corp.*(a)	415,946	17,602,835
TiVo, Inc.*†(a)	859,585	11,217,584
VeriSign, Inc.*(a)	182,524	10,907,634
Virtusa Corp.*†(a)	68,175	2,793,812
Western Union Co. (The)(a)	963,429	16,339,756
Xerox Corp.†	801,804	10,647,957

		398,082,512

Technology Hardware & Equipment — 10.7%
Anixter International, Inc.†	78,186	6,659,102

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Apple, Inc.†	53,466	$5,774,328
ARRIS Group, Inc.*†	672,416	20,185,928
Arrow Electronics, Inc.*†	260,850	14,831,931
AVX Corp.†(a)	138,872	2,005,312
Brocade Communications Systems, Inc.†	2,179,579	23,386,883
CDW Corp.†	277,601	8,561,215
Cisco Systems, Inc.†	359,022	8,785,268
CommScope Holding Co., Inc.*†	296,056	6,377,046
Corning, Inc.	600,415	12,266,478
Dolby Laboratories, Inc., Class A(a)	97,807	4,100,069
F5 Networks, Inc.*†	1,631	200,580
FLIR Systems, Inc.	130,627	4,379,923
Harris Corp.†	114,316	7,956,394
Hewlett-Packard Co.†	162,661	5,836,277
Insight Enterprises, Inc.*†	152,277	3,464,302
InterDigital, Inc.†(a)	189,131	9,348,745
IPG Photonics Corp.*(a)	23,442	1,720,877
Itron, Inc.*†(a)	188,287	7,330,013
Juniper Networks, Inc.†	1,028,584	21,672,265
Lexmark International, Inc., Class A(a)	21,747	938,601
Methode Electronics, Inc.†	138,486	5,453,579
National Instruments Corp	4,126	130,712
NCR Corp.*(a)	379,432	10,498,883
NetApp, Inc.†	143,913	6,159,476
Newport Corp.*†	105,297	1,883,763
OSI Systems, Inc.*†	124,088	8,795,357
Polycom, Inc.*†	920,243	12,036,778
QUALCOMM, Inc.†	7,426	583,015
Rogers Corp.*†	60,067	4,106,781
Ruckus Wireless, Inc.*(a)	629,803	8,174,843
SanDisk Corp.†(a)	153,327	14,434,204
Sanmina Corp.*†	480,157	12,037,536
TE Connectivity Ltd. (Switzerland)	151,412	9,255,816
Universal Display Corp.*(a)	186	5,818
Vishay Intertechnology, Inc.(a)	953,444	12,881,028
Western Digital Corp.†	164,873	16,218,557
Zebra Technologies Corp., Class A*†	204,086	15,051,343

		313,489,026

Telecommunication Services — 2.4%
AT&T, Inc.(a)	268,174	9,343,182
Atlantic Tele-Network, Inc.†	46,307	3,111,367
CenturyLink, Inc.†(a)	319,926	13,270,530
Cincinnati Bell, Inc.*†(a)	627,979	2,304,683

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Frontier Communications Corp.(a)	2,212,053	$14,466,827
Intelsat SA*	157,479	3,064,541
Premiere Global Services, Inc.*†	3,744	39,200
Verizon Communications, Inc.†	213,536	10,730,184
Vonage Holdings Corp.*(a)	2,357	8,202
Windstream Holdings, Inc.(a)	1,338,746	14,030,058

		70,368,774

Transportation — 2.6%
American Airlines Group, Inc.†	53,949	2,230,791
ArcBest Corp.†(a)	163,840	6,340,608
Con-way, Inc.†(a)	453,599	19,672,589
Delta Air Lines, Inc.†	539,754	21,714,303
Expeditors International of Washington, Inc.†	1,684	71,839
Matson, Inc.†(a)	145,261	4,138,486
Norfolk Southern Corp.†	84,654	9,366,119
Southwest Airlines Co.†	183,130	6,314,322
United Continental Holdings, Inc.*	57,960	3,060,868
United Parcel Service, Inc., Class B(a)	14,575	1,529,063
Werner Enterprises, Inc.(a)	6,457	177,826

		74,616,814

TOTAL COMMON STOCKS (Cost $3,390,911,641)		3,594,163,636

TOTAL LONG POSITIONS - 122.7% (Cost $3,390,911,641)		3,594,163,636

SHORT POSITIONS — (61.9)%
COMMON STOCKS — (61.4)%
Automobiles & Components — (0.2)%
Cooper-Standard Holding, Inc.*	(20,977)	(1,144,925)
Dorman Products, Inc.*	(72,253)	(3,349,649)
Drew Industries, Inc.*	(772)	(37,102)
Federal-Mogul Holdings Corp.*	(10,171)	(158,769)
Superior Industries International, Inc	(4,395)	(85,746)
Tesla Motors, Inc.*	(3,816)	(922,327)

		(5,698,518)

Capital Goods — (6.4)%
Alliant Techsystems, Inc.	(40,922)	(4,786,237)
Altra Industrial Motion Corp.	(8,176)	(257,708)
Apogee Enterprises, Inc.	(114,251)	(5,015,619)
Applied Industrial Technologies, Inc.	(122,096)	(5,959,506)
Armstrong World Industries, Inc.*	(101,354)	(4,907,561)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Astec Industries, Inc.	(55,355)	$(2,098,508)
Astronics Corp.*	(27,033)	(1,400,580)
Babcock & Wilcox Co. (The)	(439,888)	(12,580,797)
Barnes Group, Inc.	(126,058)	(4,608,680)
Beacon Roofing Supply, Inc.*	(382,220)	(10,576,027)
Boeing Co. (The)	(79,759)	(9,962,697)
Brady Corp., Class A	(89,702)	(2,138,496)
CAE, Inc. (Canada)	(27,431)	(354,409)
CLARCOR, Inc.	(71,480)	(4,786,301)
Continental Building Products, Inc.*	(13,212)	(194,745)
Cubic Corp.	(98,372)	(4,745,465)
DigitalGlobe, Inc.*	(69,717)	(1,993,209)
Dycom Industries, Inc.*	(182,645)	(5,733,227)
EnerSys	(9,767)	(613,368)
Esterline Technologies Corp.*	(6,458)	(756,296)
Franklin Electric Co., Inc.	(102,839)	(3,840,008)
Gorman-Rupp Co. (The)*	(16,664)	(528,915)
Granite Construction, Inc.	(25,529)	(942,275)
Hyster-Yale Materials Handling, Inc.	(12,681)	(995,332)
II-VI, Inc.*	(202,448)	(2,731,024)
Kaman Corp.	(21,851)	(940,904)
Kennametal, Inc.	(254,185)	(9,814,083)
Lennox International, Inc.	(70,187)	(6,241,028)
MasTec, Inc.*	(203,754)	(5,835,515)
Middleby Corp. (The)*	(8,892)	(786,942)
MRC Global, Inc.*	(215,475)	(4,531,439)
Mueller Industries, Inc.	(129,978)	(4,219,086)
Nortek, Inc.*	(25,219)	(2,100,238)
Oshkosh Corp.	(29,213)	(1,307,574)
Powell Industries, Inc.	(27,187)	(1,237,824)
Power Solutions International, Inc.*	(53,983)	(3,535,887)
Primoris Services Corp.	(527)	(15,135)
Rexnord Corp.*	(61,629)	(1,821,137)
Rockwell Collins, Inc.	(67,836)	(5,708,399)
Sensata Technologies Holding NV (Netherlands)	(178,315)	(8,703,555)
SolarCity Corp.*	(146,000)	(8,640,280)
TAL International Group, Inc.	(51,471)	(2,219,944)
Taser International, Inc.*	(256,202)	(4,826,846)
Textainer Group Holdings Ltd. (Bermuda)	(30,359)	(1,045,564)
Titan International, Inc.	(356,591)	(3,765,601)
Triumph Group, Inc.	(98,928)	(6,888,357)
Tutor Perini Corp.*	(113,343)	(3,174,737)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WABCO Holdings, Inc.*	(28,022)	$(2,728,782)
Wabtec Corp.	(40,010)	(3,452,863)
Watsco, Inc.	(5,824)	(591,835)

		(186,640,545)

Commercial & Professional Services — (1.9)%
Acacia Research Corp.	(54,396)	(979,128)
Advisory Board Co. (The)*	(245,177)	(13,158,650)
Covanta Holding Corp.	(41,940)	(925,616)
Healthcare Services Group, Inc.	(190,727)	(5,679,850)
Herman Miller, Inc.	(204,508)	(6,544,256)
ICF International, Inc.*	(12,502)	(454,323)
Interface, Inc.	(227,525)	(3,647,226)
Kelly Services, Inc., Class A	(71,542)	(1,261,285)
Kforce, Inc.	(56,276)	(1,302,789)
Kimball International, Inc., Class B	(1,641)	(20,974)
Mistras Group, Inc.*	(36,333)	(599,131)
Paylocity Corp.*	(69,232)	(1,696,184)
Stericycle, Inc.*	(9,905)	(1,248,030)
US Ecology, Inc.	(153,108)	(7,698,270)
WageWorks, Inc.*	(193,394)	(11,025,392)

		(56,241,104)

Consumer Durables & Apparel — (2.5)%
Callaway Golf Co.	(31,991)	(250,809)
Carter’s, Inc.	(15,732)	(1,229,141)
Crocs, Inc.*	(131,599)	(1,537,076)
DR Horton, Inc.	(367,628)	(8,378,242)
Gildan Activewear, Inc. (Canada)	(137,994)	(8,228,582)
Hovnanian Enterprises, Inc., Class A*	(558,789)	(2,101,047)
Kate Spade & Co.*	(88,680)	(2,405,888)
KB Home	(739,755)	(11,643,744)
MDC Holdings, Inc.	(439,014)	(10,720,722)
Meritage Homes Corp.*	(309,742)	(11,395,408)
Ryland Group, Inc. (The)	(137,079)	(4,908,799)
Standard Pacific Corp.*	(371,652)	(2,750,225)
Taylor Morrison Home Corp., Class A*	(206,127)	(3,553,629)
William Lyon Homes, Class A*	(130,787)	(3,094,420)

		(72,197,732)

Consumer Services — (4.2)%
2U, Inc.*	(41,443)	(754,263)
Bloomin’ Brands, Inc.*	(488,520)	(9,237,913)
Bob Evans Farms, Inc.	(222,405)	(10,864,484)
Churchill Downs, Inc.	(26,848)	(2,737,959)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
ClubCorp Holdings, Inc.	(144,086)	$(2,746,279)
Fiesta Restaurant Group, Inc.*	(26,622)	(1,468,203)
Grand Canyon Education, Inc.*	(42,015)	(2,012,519)
International Speedway Corp., Class A	(91,293)	(2,860,210)
Krispy Kreme Doughnuts, Inc.*	(440,959)	(8,342,944)
Life Time Fitness, Inc.*	(193,915)	(10,814,640)
LifeLock, Inc.*	(410,483)	(6,941,268)
MGM Resorts International*	(156,671)	(3,642,601)
Noodles & Co.*	(20,720)	(473,038)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(180,946)	(7,056,894)
Papa John’s International, Inc.	(102,894)	(4,811,323)
Penn National Gaming, Inc.*	(475,477)	(6,223,994)
Pinnacle Entertainment, Inc.*	(354,579)	(9,087,860)
Popeyes Louisiana Kitchen, Inc.*	(77,189)	(3,577,710)
Red Robin Gourmet Burgers, Inc.*	(177,163)	(9,738,650)
Service Corp. International	(256,741)	(5,614,926)
Sonic Corp.	(204,807)	(5,163,184)
Texas Roadhouse, Inc.	(266,014)	(7,679,824)
Zoe’s Kitchen, Inc.*	(25,223)	(919,631)

		(122,770,317)

Food & Staples Retailing — (1.2)%
Casey’s General Stores, Inc.	(140,759)	(11,523,939)
Kroger Co. (The)	(153,728)	(8,564,187)
PriceSmart, Inc.	(5,169)	(460,196)
SpartanNash Co.	(120,591)	(2,702,444)
United Natural Foods, Inc.*	(188,652)	(12,832,109)

		(36,082,875)

Food, Beverage & Tobacco — (2.0)%
Boston Beer Co., Inc. (The), Class A*	(20,131)	(5,012,619)
Boulder Brands, Inc.*	(242,962)	(2,157,503)
Brown-Forman Corp., Class B	(10,445)	(967,938)
Darling Ingredients, Inc.*	(632,894)	(11,138,934)
Dean Foods Co.	(353,278)	(5,196,719)
Hain Celestial Group, Inc. (The)*	(17,697)	(1,915,700)
Hershey Co. (The)	(46,003)	(4,412,148)
J&J Snack Foods Corp.	(330)	(34,000)
JM Smucker Co. (The)	(11,792)	(1,226,368)
Mead Johnson Nutrition Co.	(25,047)	(2,487,418)
Post Holdings, Inc.*	(380,831)	(14,281,163)
TreeHouse Foods, Inc.*	(86,544)	(7,370,952)
WhiteWave Foods Co.*	(85,062)	(3,166,858)

		(59,368,320)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (6.1)%
Acadia Healthcare Co., Inc.*	(121,028)	$(7,509,787)
Accuray, Inc.*	(222,489)	(1,408,355)
Adeptus Health, Inc., Class A*	(12,996)	(431,207)
Alere, Inc.*	(40,298)	(1,610,711)
Allscripts Healthcare Solutions, Inc.*	(550,231)	(7,549,169)
Analogic Corp.	(17,415)	(1,270,250)
athenahealth, Inc.*	(66,511)	(8,147,596)
Bio-Reference Laboratories, Inc.*	(64,714)	(1,944,009)
BioScrip, Inc.*	(196,351)	(1,268,427)
Capital Senior Living Corp.*	(92,730)	(2,086,425)
Cardiovascular Systems, Inc.*	(151,482)	(4,695,942)
Cerner Corp.*	(24,513)	(1,552,653)
Community Health Systems, Inc.*	(144,863)	(7,963,119)
CONMED Corp.	(9,072)	(380,933)
Cooper Cos., Inc. (The)	(8,435)	(1,382,497)
Endologix, Inc.*	(341,685)	(3,895,209)
Ensign Group, Inc. (The)	(3,542)	(137,146)
ExamWorks Group, Inc.*	(168,568)	(6,537,067)
Hanger, Inc.*	(304,281)	(7,281,444)
Healthways, Inc.*	(94,175)	(1,459,713)
HeartWare International, Inc.*	(57,363)	(4,423,835)
Henry Schein, Inc.*	(12,687)	(1,522,821)
Insulet Corp.*	(92,536)	(3,994,779)
K2M Group Holdings, Inc.*	(971)	(15,633)
LDR Holding Corp.*	(77,653)	(2,674,369)
LifePoint Hospitals, Inc.*	(76,659)	(5,366,130)
McKesson Corp.	(1,345)	(273,586)
Medidata Solutions, Inc.*	(190,261)	(8,582,674)
MWI Veterinary Supply, Inc.*	(58,469)	(9,919,558)
National Healthcare Corp.	(1,689)	(101,864)
Neogen Corp.*	(105,583)	(4,635,094)
Novadaq Technologies, Inc. (Canada)*	(258,796)	(4,042,394)
NuVasive, Inc.*	(10,882)	(445,074)
NxStage Medical, Inc.*	(227,777)	(3,453,099)
Omnicell, Inc.*	(29,934)	(967,168)
Owens & Minor, Inc.	(14,803)	(493,236)
Patterson Cos., Inc.	(121,681)	(5,245,668)
Providence Service Corp. (The)*	(5,007)	(221,209)
Quidel Corp.*	(114,727)	(3,275,456)
Sirona Dental Systems, Inc.*	(60,749)	(4,771,834)
Spectranetics Corp.*	(252,803)	(8,031,551)
STERIS Corp.	(11,052)	(683,014)
Surgical Care Affiliates, Inc.*	(19,434)	(596,235)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Tenet Healthcare Corp.*	(95,902)	$(5,375,307)
Tornier NV (Netherlands)	(163,385)	(4,566,611)
Veeva Systems, Inc., Class A*	(198,956)	(5,924,910)
Volcano Corp.*	(309,823)	(3,135,409)
West Pharmaceutical Services, Inc	(57,242)	(2,933,653)
Wright Medical Group, Inc.*	(389,719)	(12,322,915)
Zeltiq Aesthetics, Inc.*	(116,378)	(2,983,932)

		(179,490,677)

Household & Personal Products — (0.2)%
Elizabeth Arden, Inc.*	(16,108)	(264,171)
Revlon, Inc., Class A*	(28,456)	(976,041)
Spectrum Brands Holdings, Inc.	(36,409)	(3,298,291)

		(4,538,503)

Media — (1.6)%
AMC Entertainment Holdings, Inc.,
Class A	(8,469)	(215,113)
AMC Networks, Inc., Class A*	(69,651)	(4,224,333)
Carmike Cinemas, Inc.*	(10,619)	(340,339)
Charter Communications, Inc., Class A*	(55,750)	(8,830,242)
DreamWorks Animation SKG, Inc., Class A*	(138,742)	(3,091,172)
EW Scripps Co. (The), Class A*	(327,177)	(6,281,798)
Gray Television, Inc.*	(321,897)	(2,974,328)
Live Nation Entertainment, Inc.*	(220,249)	(5,726,474)
Madison Square Garden Co. (The), Class A*	(29,514)	(2,235,981)
MDC Partners, Inc., Class A (Canada)	(110,544)	(2,288,261)
National CineMedia, Inc.	(138,671)	(2,204,869)
Rentrak Corp.*	(30,388)	(2,335,926)
Scholastic Corp.	(108,811)	(3,787,711)
SFX Entertainment, Inc.*	(198,976)	(1,022,737)
World Wrestling Entertainment, Inc., Class A	(201,729)	(2,491,353)

		(48,050,637)

Pharmaceuticals, Biotechnology & Life Sciences — (8.0)%
ACADIA Pharmaceuticals, Inc.*	(6,182)	(171,241)
Acceleron Pharma, Inc.*	(146,567)	(5,420,048)
Achillion Pharmaceuticals, Inc.*	(104,992)	(1,233,656)
Agios Pharmaceuticals, Inc.*	(67,422)	(5,665,471)
Akorn, Inc.*	(307,376)	(13,693,601)
Albany Molecular Research, Inc.*	(247,706)	(5,761,642)
Alkermes PLC (Ireland)*	(74,092)	(3,745,351)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
AMAG Pharmaceuticals, Inc.*	(48,550)	$(1,602,635)
Arena Pharmaceuticals, Inc.*	(1,794,726)	(7,825,005)
ARIAD Pharmaceuticals, Inc.*	(304,045)	(1,812,108)
Auspex Pharmaceuticals, Inc.*	(7,812)	(211,705)
AVANIR Pharmaceuticals, Inc.*	(538,224)	(6,964,619)
BioDelivery Sciences International, Inc.*	(384,333)	(6,687,394)
Bluebird Bio, Inc.*	(47,557)	(1,996,918)
Bristol-Myers Squibb Co.	(92,833)	(5,401,952)
Catalent, Inc.*	(3,402)	(88,554)
Celldex Therapeutics, Inc.*	(421,180)	(7,054,765)
Cepheid*	(101,950)	(5,404,369)
Charles River Laboratories International, Inc.*	(20,032)	(1,265,221)
Chimerix, Inc.*	(151,075)	(4,689,368)
Clovis Oncology, Inc.*	(26,796)	(1,598,649)
Eli Lilly & Co.	(98,736)	(6,549,159)
Emergent Biosolutions, Inc.*	(148,587)	(3,361,038)
Fluidigm Corp.*	(200,247)	(5,807,163)
Genomic Health, Inc.*	(88,525)	(3,216,999)
Halozyme Therapeutics, Inc.*	(529,576)	(5,094,521)
ImmunoGen, Inc.*	(682,141)	(6,316,626)
Impax Laboratories, Inc.*	(40,809)	(1,182,237)
Incyte Corp.*	(68,839)	(4,616,343)
Infinity Pharmaceuticals, Inc.*	(11,236)	(153,034)
Insmed, Inc.*	(25,533)	(362,313)
Intrexon Corp.*	(95,413)	(2,129,618)
Ironwood Pharmaceuticals, Inc.*	(256,989)	(3,602,986)
Isis Pharmaceuticals, Inc.*	(76,823)	(3,538,467)
Jazz Pharmaceuticals PLC (Ireland)*	(1,858)	(313,705)
Karyopharm Therapeutics, Inc.*	(44,718)	(1,837,015)
Kite Pharma, Inc.*	(94,062)	(3,479,353)
KYTHERA Biopharmaceuticals, Inc.*	(55,468)	(1,955,247)
Lexicon Pharmaceuticals, Inc.*	(100,747)	(146,083)
Medicines Co. (The)*	(273,891)	(6,934,920)
Momenta Pharmaceuticals, Inc.*	(335,041)	(3,655,297)
Mylan, Inc.*	(252)	(13,495)
Neurocrine Biosciences, Inc.*	(411,489)	(7,620,776)
Novavax, Inc.*	(1,661,090)	(9,302,104)
Ophthotech Corp.*	(110,673)	(4,617,278)
Orexigen Therapeutics, Inc.*	(576,524)	(2,340,687)
Pacira Pharmaceuticals, Inc.*	(7,769)	(721,119)
Perrigo Co. PLC (Ireland)	(5,739)	(926,562)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Pharmacyclics, Inc.*	(43,991)	$(5,748,304)
Portola Pharmaceuticals, Inc.*	(9,773)	(278,531)
PTC Therapeutics, Inc.*	(150,555)	(6,153,183)
Puma Biotechnology, Inc.*	(634)	(158,880)
Receptos, Inc.*	(59,077)	(6,123,331)
Relypsa, Inc.*	(170,197)	(3,500,952)
Repligen Corp.*	(177,929)	(4,487,369)
Sage Therapeutics, Inc.*	(39,336)	(1,538,824)
Sangamo BioSciences, Inc.*	(103,164)	(1,252,411)
Synageva BioPharma Corp.*	(92,828)	(7,030,793)
Techne Corp.	(16,272)	(1,481,566)
TESARO, Inc.*	(182,230)	(5,069,639)
TherapeuticsMD, Inc.*	(5,470)	(24,287)
Theravance Biopharma, Inc. (Cayman Islands)*	(121,017)	(2,214,611)
Ultragenyx Pharmaceutical, Inc.*	(7,112)	(334,335)
Vertex Pharmaceuticals, Inc.*	(60,277)	(6,789,601)
Zoetis, Inc.	(39,504)	(1,467,969)
ZS Pharma, Inc.*	(109,176)	(4,107,201)

		(235,850,204)

Retailing — (5.9)%
Advance Auto Parts, Inc.	(77,593)	(11,403,067)
Amazon.com, Inc.*	(40,419)	(12,346,388)
Ascena Retail Group, Inc.*	(717,951)	(8,938,490)
CarMax, Inc.*	(209,108)	(11,691,228)
CST Brands, Inc.	(250,406)	(9,578,030)
Groupon, Inc.*	(1,339,187)	(9,789,457)
JC Penney Co., Inc.*	(493,845)	(3,758,160)
LKQ Corp.*	(135,475)	(3,870,521)
Lumber Liquidators Holdings, Inc.*	(209,139)	(11,245,404)
Mattress Firm Holding Corp.*	(7,395)	(467,290)
Men’s Wearhouse, Inc. (The)	(281,279)	(13,228,551)
Monro Muffler Brake, Inc.	(42,169)	(2,253,511)
Netflix, Inc.*	(11,127)	(4,370,352)
Nordstrom, Inc.	(42,421)	(3,080,189)
Office Depot, Inc.*	(1,330,525)	(6,945,341)
Pep Boys-Manny Moe & Jack (The)*	(98,953)	(943,022)
Performance Sports Group Ltd.*	(55,154)	(950,303)
Pier 1 Imports, Inc.	(363,244)	(4,685,848)
Rent-A-Center, Inc.	(64,616)	(2,001,158)
Restoration Hardware Holdings, Inc.* .	(74,852)	(6,012,113)
RetailMeNot, Inc.*	(199,154)	(4,194,183)
Select Comfort Corp.*	(109,094)	(2,802,625)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Shutterfly, Inc.*	(101,197)	$(4,233,071)
Signet Jewelers Ltd.	(98,824)	(11,859,868)
Stage Stores, Inc	(51,815)	(874,119)
Stein Mart, Inc.	(21,632)	(289,436)
Tuesday Morning Corp.*	(259,144)	(5,283,946)
Vitamin Shoppe, Inc.*	(264,484)	(12,412,234)
Wayfair, Inc., Class A*	(81,267)	(2,039,802)

		(171,547,707)

Semiconductors & Semiconductor Equipment — (2.8)%
Advanced Micro Devices, Inc.*	(1,667,791)	(4,669,815)
Analog Devices, Inc.	(132,645)	(6,581,845)
Applied Micro Circuits Corp.*	(259,394)	(1,678,279)
Avago Technologies Ltd. (Singapore)	(61,996)	(5,347,155)
Brooks Automation, Inc.	(240,539)	(2,965,846)
Cree, Inc.*	(338,759)	(10,664,133)
Entegris, Inc.*	(589,628)	(8,007,148)
First Solar, Inc.*	(33,160)	(1,953,124)
GT Advanced Technologies, Inc.*	(390,750)	(236,404)
M/A-COM Technology Solutions Holdings, Inc.*	(89,285)	(1,963,377)
Microsemi Corp.*	(338,664)	(8,828,970)
PMC-Sierra, Inc.*	(606,782)	(4,726,832)
Spansion, Inc., Class A*	(440,836)	(9,072,405)
SunEdison, Inc.*	(34,697)	(676,938)
Ultratech, Inc.*	(190,678)	(3,647,670)
Veeco Instruments, Inc.*	(321,598)	(11,574,312)

		(82,594,253)

Software & Services — (10.5)%
Adobe Systems, Inc.*	(150,380)	(10,544,646)
Autodesk, Inc.*	(186,228)	(10,715,559)
Barracuda Networks, Inc.*	(17,962)	(577,478)
Benefitfocus, Inc.*	(60,641)	(1,680,362)
Blackhawk Network Holdings, Inc., Class B*	(221,351)	(7,393,123)
Blucora, Inc.*	(25,869)	(438,480)
Bottomline Technologies de, Inc.*	(176,299)	(4,423,342)
BroadSoft, Inc.*	(169,146)	(3,873,443)
CommVault Systems, Inc.*	(170,254)	(7,549,062)
comScore, Inc.*	(153,777)	(6,480,163)
Concur Technologies, Inc.*	(4,708)	(604,131)
Convergys Corp.	(490,385)	(9,891,065)
CoreLogic, Inc.*	(153,582)	(4,817,867)
Cornerstone OnDemand, Inc.*	(311,998)	(11,316,167)
CoStar Group, Inc.*	(1,351)	(217,633)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cvent, Inc.*	(117,361)	$(3,044,344)
Dealertrack Technologies, Inc.*	(116,433)	(5,478,173)
Demandware, Inc.*	(55,834)	(3,347,248)
Digital River, Inc.*	(16,432)	(420,166)
Ellie Mae, Inc.*	(174,084)	(6,681,344)
Envestnet, Inc.*	(99,586)	(4,423,610)
Equinix, Inc.	(8,179)	(1,708,593)
FireEye, Inc.*	(243,859)	(8,288,767)
Fleetmatics Group PLC (Ireland)*	(20,583)	(764,453)
Forrester Research, Inc.	(6,253)	(251,871)
Fortinet, Inc.*	(236,719)	(6,166,530)
Global Eagle Entertainment, Inc.*	(64,042)	(783,234)
Global Payments, Inc.	(1,723)	(138,702)
Heartland Payment Systems, Inc.	(20,492)	(1,058,412)
Imperva, Inc.*	(88,301)	(3,617,692)
Infoblox, Inc.*	(271,826)	(4,387,272)
Interactive Intelligence Group, Inc.*	(116,718)	(5,632,811)
Jive Software, Inc.*	(292,602)	(1,787,798)
LinkedIn Corp., Class A*	(406)	(92,958)
LivePerson, Inc.*	(226,520)	(3,261,888)
LogMeIn, Inc.*	(74,456)	(3,577,611)
Manhattan Associates, Inc.*	(134,963)	(5,413,366)
Marketo, Inc.*	(276,856)	(8,934,143)
MicroStrategy, Inc.*	(13,651)	(2,196,173)
MobileIron, Inc.*	(101,531)	(1,021,402)
Move, Inc.*	(214,105)	(4,485,500)
NetSuite, Inc.*	(56,406)	(6,129,076)
Nuance Communications, Inc.*	(838,683)	(12,940,879)
Paycom Software, Inc.*	(64,565)	(1,146,029)
Proofpoint, Inc.*	(77,084)	(3,394,779)
PROS Holdings, Inc.*	(83,384)	(2,333,084)
Qlik Technologies, Inc.*	(55,839)	(1,583,036)
Qualys, Inc.*	(13,265)	(425,541)
Rackspace Hosting, Inc.*	(322,402)	(12,367,341)
RealPage, Inc.*	(283,981)	(5,642,702)
Sapient Corp.*	(264,740)	(4,585,297)
Shutterstock, Inc.	(117,580)	(9,143,021)
Silver Spring Networks, Inc.*	(114,505)	(1,096,958)
Splunk, Inc.	(73,629)	(4,865,404)
SPS Commerce, Inc.*	(2,056)	(119,865)
Tableau Software, Inc., Class A*	(72,938)	(6,023,949)
Tangoe, Inc.*	(9,110)	(133,644)
TIBCO Software, Inc.*	(535,365)	(12,511,480)
Twitter, Inc.*	(217,849)	(9,034,198)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Vantiv, Inc., Class A*	(158,617)	$(4,904,438)
Varonis Systems, Inc.*	(54,118)	(1,054,219)
Verint Systems, Inc.*	(195,921)	(11,263,498)
Vistaprint NV (Netherlands)	(66,791)	(4,465,646)
Web.com Group, Inc.*	(4,429)	(90,927)
Workday, Inc., Class A*	(33,218)	(3,171,655)
Xoom Corp.*	(30,538)	(461,124)
Yelp, Inc.*	(129,200)	(7,752,000)
Zendesk, Inc.*	(70,160)	(1,824,160)
Zillow, Inc., Class A*	(8,203)	(891,912)
Zynga, Inc., Class A*	(3,744,657)	(9,548,875)

		(306,391,319)

Technology Hardware & Equipment — (3.8)%
ADTRAN, Inc.	(11,707)	(248,305)
Amphenol Corp., Class A	(19,299)	(976,143)
Avnet, Inc.	(24,375)	(1,054,219)
Badger Meter, Inc.	(16,132)	(918,233)
Belden, Inc.	(76,388)	(5,438,062)
Benchmark Electronics, Inc.*	(86,130)	(2,043,004)
BlackBerry Ltd. (Canada)*	(623,215)	(6,543,758)
CalAmp Corp.*	(94,360)	(1,819,261)
Celestica, Inc. (Canada)*	(148,617)	(1,631,815)
Ciena Corp.*	(362,065)	(6,068,209)
Cray, Inc.*	(252,622)	(8,755,879)
Electronics For Imaging, Inc.*	(175,591)	(8,028,021)
FARO Technologies, Inc.*	(7,467)	(418,152)
Finisar Corp.*	(563,781)	(9,426,418)
Infinera Corp.*	(352,968)	(5,128,625)
Ingram Micro, Inc., Class A*	(85,548)	(2,296,108)
Ixia*	(308,309)	(2,969,016)
Jabil Circuit, Inc.	(61,487)	(1,288,153)
MTS Systems Corp.	(39,910)	(2,634,459)
Nimble Storage, Inc.*	(188,715)	(5,163,242)
Plantronics, Inc.	(26,997)	(1,400,334)
Plexus Corp.*	(27,208)	(1,125,051)
Riverbed Technology, Inc.*	(119,019)	(2,260,171)
ScanSource, Inc.*	(24,421)	(932,394)
Sonus Networks, Inc.*	(2,065,455)	(7,167,129)
Super Micro Computer, Inc.*	(9,020)	(288,279)
SYNNEX Corp.*	(179,346)	(12,407,156)
ViaSat, Inc.*	(207,394)	(12,991,160)

		(111,420,756)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (1.5)%
8X8, Inc.*	(670,064)	$(5,266,703)
Arista Networks, Inc.*	(2,174)	(176,637)
Cogent Communications Holdings, Inc.	(146,420)	(4,969,495)
Iridium Communications, Inc.*	(510,004)	(4,845,038)
RingCentral, Inc., Class A*	(376,905)	(4,952,532)
SBA Communications Corp., Class A*.	(49,797)	(5,593,697)
Sprint Corp.*	(373,052)	(2,212,198)
T-Mobile US, Inc.*	(325,635)	(9,505,286)
tw telecom, Inc.*	(82,498)	(3,529,264)
United States Cellular Corp.*	(90,420)	(3,293,096)

		(44,343,946)

Transportation — (2.6)%
Allegiant Travel Co.*	(76,957)	(10,271,451)
Atlas Air Worldwide Holdings, Inc.*	(180,077)	(6,648,443)
Canadian Pacific Railway Ltd. (Canada)	(2,542)	(527,923)
FedEx Corp.	(4,814)	(805,864)
Genesee & Wyoming, Inc., Class A*	(80,051)	(7,700,906)
Heartland Express, Inc.	(284,215)	(7,145,165)
Hub Group, Inc., Class A*	(106,752)	(3,874,030)
JetBlue Airways Corp.*	(851,883)	(9,830,730)
Kansas City Southern	(19,593)	(2,405,824)
Knight Transportation, Inc.	(101,645)	(2,974,133)
Marten Transport Ltd.	(30,059)	(589,758)
Roadrunner Transportation Systems, Inc.*	(140,166)	(2,888,821)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Ryder System, Inc.	(25,070)	$(2,217,943)
Saia, Inc.*	(20,100)	(985,302)
Spirit Airlines, Inc.*	(27,051)	(1,977,699)
Universal Truckload Services, Inc.	(27,966)	(736,065)
UTi Worldwide, Inc. (British Virgin Islands)	(800,303)	(8,747,312)
Wesco Aircraft Holdings, Inc.*	(296,910)	(5,270,153)

		(75,597,522)

TOTAL COMMON STOCK (Proceeds $1,749,573,115)		(1,798,824,935)

EXCHANGE TRADED FUNDS — (0.5)%
SPDR S&P 500 ETF Trust	(68,729)	(13,859,890)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $13,085,369)		(13,859,890)

TOTAL SECURITES SOLD SHORT-(61.9)% (Proceeds $1,762,658,484)		(1,812,684,825)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.2%		1,148,041,438

NET ASSETS - 100.0%		$2,929,520,249

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (see Note 5 of the Notes to Financial Statements)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 144.1%
COMMON STOCKS — 144.1%
Automobiles & Components — 1.8%
Delphi Automotive PLC (Jersey)†	1,054	$72,705
Ford Motor Co.†	172	2,423
General Motors Co.†	83	2,606
Goodyear Tire & Rubber Co. (The)†	978	23,697
Johnson Controls, Inc.	30	1,418

		102,849

Banks — 3.2%
BB&T Corp.†	31	1,174
Citigroup, Inc.†	134	7,173
Fifth Third Bancorp†	1,342	26,827
Huntington Bancshares, Inc.†	36	357
JPMorgan Chase & Co.†	1,597	96,587
KeyCorp.†	38	502
M&T Bank Corp.†	2	244
PNC Financial Services Group, Inc. (The)	314	27,126
Regions Financial Corp.†	676	6,713
SunTrust Banks, Inc.	23	900
US Bancorp†	79	3,365
Wells Fargo & Co.†	313	16,617

		187,585

Capital Goods — 19.2%
3M Co.†	305	46,900
Allegion PLC (Ireland)	4	212
AMETEK, Inc.	10	522
Boeing Co. (The)	31	3,872
Caterpillar, Inc.†	1,051	106,582
Cummins, Inc.	8	1,169
Danaher Corp.†	31	2,492
Dover Corp.†	587	46,631
Eaton Corp. PLC (Ireland)	21	1,436
Emerson Electric Co.†	750	48,045
Flowserve Corp.	451	30,663
Fluor Corp.†(a)	560	37,150
General Dynamics Corp.†	1,177	164,498
Honeywell International, Inc.†	35	3,364
Illinois Tool Works, Inc.†	798	72,658
Ingersoll-Rand PLC (Ireland)	191	11,960
Jacobs Engineering Group, Inc.*†	473	22,444
Joy Global, Inc.(a)	5	263
L-3 Communications Holdings, Inc.†	301	36,559
Lockheed Martin Corp.†	279	53,169
Masco Corp.†	1,244	27,455
Northrop Grumman Corp.†	733	101,125

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Parker-Hannifin Corp.†	255	$32,393
Pentair PLC (Ireland)†	9	603
Precision Castparts Corp.	199	43,919
Raytheon Co.†	1,095	113,749
Rockwell Automation, Inc.†	377	42,356
Snap-on, Inc.†	3	396
Stanley Black & Decker, Inc.	6	562
United Technologies Corp.	40	4,280
WW Grainger, Inc.†(a)	243	59,972

		1,117,399

Commercial & Professional Services — 0.3%
Dun & Bradstreet Corp. (The)†	2	246
Equifax, Inc.	5	379
Pitney Bowes, Inc.†	720	17,813
Republic Services, Inc.†	6	230
Robert Half International, Inc.†	6	329
Tyco International Ltd. (Switzerland)	20	859
Waste Management, Inc.†	17	831

		20,687

Consumer Durables & Apparel — 2.6%
Coach, Inc.†	977	33,589
Fossil Group, Inc.*†	3	305
Garmin Ltd. (Switzerland)	678	37,615
Leggett & Platt, Inc.	6	236
Newell Rubbermaid, Inc.†	955	31,830
PVH Corp.†	3	343
Whirlpool Corp.†	278	47,830

		151,748

Consumer Services — 0.7%
Carnival Corp. (Panama)	34	1,365
McDonald’s Corp.†	43	4,030
Starwood Hotels & Resorts Worldwide, Inc.	8	613
Wyndham Worldwide Corp.†	438	34,019

		40,027

Diversified Financials — 7.7%
American Express Co.†	6	540
Ameriprise Financial, Inc.	8	1,009
Bank of New York Mellon Corp. (The)	21	813
Capital One Financial Corp.†	935	77,390
Discover Financial Services†	994	63,397
Franklin Resources, Inc.†	2,214	123,121
Goldman Sachs Group, Inc. (The)†	560	106,394

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
McGraw Hill Financial, Inc.†	236	$21,353
Moody’s Corp.†	9	893
NASDAQ OMX Group, Inc. (The)†	599	25,913
Navient Corp.†	1,457	28,819

		449,642

Energy — 11.9%
Anadarko Petroleum Corp.	22	2,019
Apache Corp.†	1,359	104,915
Baker Hughes, Inc.†	1,535	81,294
Cameron International Corp.*	164	9,766
Chesapeake Energy Corp.	29	643
Diamond Offshore Drilling, Inc.	5	189
FMC Technologies, Inc.*	11	616
Marathon Petroleum Corp.†	1,013	92,082
Nabors Industries Ltd. (Bermuda)	12	214
National Oilwell Varco, Inc.†	1,530	111,139
Newfield Exploration Co*	6	196
Phillips 66†	1,962	154,017
QEP Resources, Inc.	7	175
Schlumberger Ltd. (Curacao)	57	5,624
Tesoro Corp.†	459	32,777
Transocean Ltd. (Switzerland)	13	388
Valero Energy Corp.†	1,883	94,320

		690,374

Food & Staples Retailing — 0.8%
CVS Health Corp.†	49	4,205
Sysco Corp.†(a)	26	1,002
Walgreen Co.	42	2,697
Wal-Mart Stores, Inc.	490	37,372

		45,276

Food, Beverage & Tobacco — 11.4%
Altria Group, Inc.†	1,658	80,148
Archer-Daniels-Midland Co.†	2,302	108,194
Coca-Cola Enterprises, Inc.	861	37,324
Dr Pepper Snapple Group, Inc.†	691	47,852
Kellogg Co.†	1,254	80,206
Kraft Foods Group, Inc.†	21	1,183
Lorillard, Inc.†	1,266	77,859
PepsiCo, Inc.†	150	14,426
Philip Morris International, Inc.†	1,278	113,755
Reynolds American, Inc.†	740	46,553
Tyson Foods, Inc., Class A†	1,324	53,423

		660,923

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 12.5%
Aetna, Inc.†	1,250	$103,138
Becton Dickinson and Co.	7	901
CareFusion Corp.*†	11	631
Cigna Corp.†	945	94,094
CR Bard, Inc.†	3	492
Express Scripts Holding Co.*	33	2,535
Humana, Inc.†	549	76,229
Laboratory Corp. of America Holdings*†	243	26,557
Medtronic, Inc.†	546	37,215
Quest Diagnostics, Inc.(a)	515	32,682
St Jude Medical, Inc.†	12	770
Stryker Corp.	16	1,400
UnitedHealth Group, Inc.†	1,357	128,929
Varian Medical Systems, Inc.*	358	30,115
WellPoint, Inc.†	959	121,496
Zimmer Holdings, Inc.†	601	66,855

		724,039

Household & Personal Products — 3.3%
Avon Products, Inc.†	1,545	16,068
Clorox Co. (The)†	459	45,671
Colgate-Palmolive Co.	40	2,675
Kimberly-Clark Corp.†	1,026	117,241
Procter & Gamble Co. (The)†	119	10,385

		192,040

Insurance — 10.8%
Ace Ltd. (Switzerland)†	14	1,530
Aflac, Inc.†	1,601	95,628
Allstate Corp. (The)†	1,489	96,562
American International Group, Inc.†	853	45,695
Assurant, Inc.†	254	17,328
Genworth Financial, Inc., Class A*†	1,765	24,692
Hartford Financial Services Group, Inc. (The)	10	396
Lincoln National Corp.†	926	50,708
Marsh & McLennan Cos, Inc.	1,925	104,662
MetLife, Inc.†	819	44,423
Principal Financial Group, Inc.	11	576
Progressive Corp. (The)†	26	687
Prudential Financial, Inc.	6	531
Travelers Cos, Inc. (The)†	1,156	116,525
Unum Group†	906	30,315

		630,258

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 10.1%
Alcoa, Inc.	3,581	$60,018
Avery Dennison Corp.	309	14,477
Ball Corp.†	492	31,700
Bemis Co, Inc.(a)	356	13,695
CF Industries Holdings, Inc.†	177	46,020
Dow Chemical Co. (The)	1,313	64,862
Eastman Chemical Co.†	93	7,513
International Paper Co.†	1,519	76,892
Lyondellbasell Industries NV, Class A (Netherlands)†	1,789	163,926
MeadWestvaco Corp.	7	309
Monsanto Co.	20	2,301
Newmont Mining Corp.	1,442	27,052
Nucor Corp.	13	703
Owens-Illinois, Inc.*†	586	15,101
PPG Industries, Inc.	6	1,222
Praxair, Inc.	12	1,512
Sealed Air Corp.	748	27,115
Sherwin-Williams Co. (The)	136	31,220

		585,638

Media — 4.2%
Cablevision Systems Corp., Class A	12	223
Comcast Corp., Class A†	114	6,310
DIRECTV*†	505	43,829
Gannett Co., Inc.	800	25,200
Interpublic Group of Cos, Inc. (The)†	593	11,498
Omnicom Group, Inc.†(a)	869	62,446
Time Warner, Inc.†	38	3,020
Viacom, Inc., Class B†	1,228	89,251

		241,777

Pharmaceuticals, Biotechnology & Life Sciences — 2.4%
AbbVie, Inc.†	60	3,808
Eli Lilly & Co.	47	3,118
Gilead Sciences, Inc.*	70	7,840
Johnson & Johnson†	862	92,906
Mallinckrodt PLC (Ireland)*	2	184
Pfizer, Inc.†	1,017	30,459
Waters Corp.*	1	111

		138,426

Retailing — 10.3%
AutoZone, Inc.*†	110	60,887
Bed Bath & Beyond, Inc.*†	668	44,983
Best Buy Co., Inc.†	16	546

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dollar General Corp.*†	13	$815
Dollar Tree, Inc.*†	10	606
Family Dollar Stores, Inc.	5	391
GameStop Corp., Class A(a)	5	214
Gap, Inc. (The)†	1,542	58,426
Genuine Parts Co.†	136	13,203
Home Depot, Inc. (The)†	986	96,155
Kohl’s Corp.†	728	39,472
L Brands, Inc.†	12	865
Lowe’s Cos, Inc.†	2,431	139,053
Macy’s, Inc.†	1,256	72,622
O’Reilly Automotive, Inc.*†	4	704
PetSmart, Inc.†(a)	353	25,540
Ross Stores, Inc.†	59	4,762
Target Corp.†	623	38,514
TJX Cos, Inc. (The)†	31	1,963
Urban Outfitters, Inc.*†	6	182

		599,903

Semiconductors & Semiconductor Equipment — 4.6%
Altera Corp.†	1,087	37,360
Applied Materials, Inc.	54	1,193
Intel Corp.†	2,731	92,881
Linear Technology Corp.†	11	471
NVIDIA Corp.	25	489
Texas Instruments, Inc.†	2,054	102,002
Xilinx, Inc.†	784	34,872

		269,268

Software & Services — 9.2%
Accenture PLC, Class A (Ireland)†	1,118	90,692
CA, Inc.†	1,565	45,479
Computer Sciences Corp.†	517	31,227
International Business Machines Corp.†	825	135,630
Microsoft Corp.†	1,109	52,068
Oracle Corp.†	1,433	55,959
Symantec Corp.†	519	12,882
Teradata Corp.*†(a)	553	23,403
VeriSign, Inc.*(a)	6	359
Western Union Co. (The)(a)	1,885	31,970
Xerox Corp.†	4,056	53,864

		533,533

Technology Hardware & Equipment — 13.1%
Apple, Inc.†	260	28,080

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Cisco Systems, Inc.†	6,816	$166,788
Corning, Inc.	3,625	74,059
F5 Networks, Inc.*	3	369
Harris Corp.†	110	7,656
Hewlett-Packard Co.†	4,037	144,848
Juniper Networks, Inc.†	1,663	35,039
Motorola Solutions, Inc.†	901	58,115
NetApp, Inc.†	15	642
QUALCOMM, Inc.†	756	59,354
SanDisk Corp.†	839	78,983
Seagate Technology PLC (Ireland)†	407	25,572
Western Digital Corp.†	824	81,057

		760,562

Telecommunication Services — 1.9%
AT&T, Inc.†	230	8,013
CenturyLink, Inc.†(a)	25	1,037
Frontier Communications Corp.†(a)	3,560	23,282
Verizon Communications, Inc.†	1,552	77,988
Windstream Holdings, Inc.†	27	283

		110,603

Transportation — 2.1%
CH Robinson Worldwide, Inc.	6	415
Delta Air Lines, Inc.†	2,897	116,546
Norfolk Southern Corp.†	13	1,438
United Parcel Service, Inc., Class B†	40	4,196

		122,595

TOTAL COMMON STOCKS (Cost $8,077,412)		8,375,152

TOTAL LONG POSITIONS - 144.1% (Cost $8,077,412)		8,375,152

SHORT POSITIONS - (83.6)%
COMMON STOCKS — (83.6)%
Automobiles & Components — 0.0%
BorgWarner, Inc.	(6)	(342)
Harley-Davidson, Inc.	(6)	(394)

		(736)

Banks — (0.3)%
Bank of America Corp.	(270)	(4,633)
Hudson City Bancorp, Inc.	(1,088)	(10,499)
People’s United Financial, Inc.	(6)	(88)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Zions Bancorporation	(6)	$(174)

		(15,394)

Capital Goods — (0.9)%
Deere & Co.	(10)	(855)
Fastenal Co.	(377)	(16,603)
Pall Corp.	(3)	(274)
Quanta Services, Inc.*	(445)	(15,166)
Rockwell Collins, Inc.	(62)	(5,217)
Roper Industries, Inc.	(3)	(475)
United Rentals, Inc.*	(144)	(15,849)
Xylem, Inc.	(3)	(109)

		(54,548)

Commercial & Professional Services — (0.6)%
ADT Corp. (The)	(356)	(12,759)
Cintas Corp.	(3)	(220)
Nielsen NV (Netherlands)	(10)	(425)
Stericycle, Inc.*	(171)	(21,546)

		(34,950)

Consumer Durables & Apparel — (2.4)%
DR Horton, Inc.	(749)	(17,070)
Harman International Industries, Inc.	(139)	(14,920)
Hasbro, Inc.	(258)	(14,843)
Mattel, Inc.	(9)	(280)
Michael Kors Holdings Ltd. (British Virgin Islands)*	(6)	(471)
Mohawk Industries, Inc.*	(2)	(284)
NIKE, Inc., Class B	(212)	(19,710)
PulteGroup, Inc.	(769)	(14,757)
Ralph Lauren Corp.	(3)	(494)
Under Armour, Inc., Class A*	(439)	(28,790)
VF Corp.	(394)	(26,666)

		(138,285)

Consumer Services — (2.7)%
Chipotle Mexican Grill, Inc.*	(63)	(40,194)
Darden Restaurants, Inc.	(273)	(14,136)
Marriott International, Inc., Class A	(572)	(43,329)
Starbucks Corp.	(227)	(17,152)
Wynn Resorts Ltd.	(207)	(39,332)
Yum! Brands, Inc.	(12)	(862)

		(155,005)

Diversified Financials — (1.3)%
Affiliated Managers Group, Inc.*	(114)	(22,776)
Berkshire Hathaway, Inc., Class B*	(35)	(4,906)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
BlackRock, Inc.	(5)	$(1,706)
Charles Schwab Corp. (The)	(627)	(17,976)
CME Group, Inc.	(9)	(754)
E*TRADE Financial Corp.*	(8)	(178)
Intercontinental Exchange, Inc.	(48)	(9,998)
Invesco Ltd. (Bermuda)	(9)	(364)
Legg Mason, Inc.	(240)	(12,480)
Morgan Stanley	(14)	(489)
Northern Trust Corp.	(7)	(464)
State Street Corp.	(11)	(830)
T Rowe Price Group, Inc.	(3)	(246)

		(73,167)

Energy — (11.8)%
Cabot Oil & Gas Corp.	(855)	(26,591)
Chevron Corp.	(743)	(89,123)
Cimarex Energy Co.	(178)	(20,233)
CONSOL Energy, Inc.	(462)	(17,002)
Denbury Resources, Inc.	(725)	(8,990)
Devon Energy Corp.	(11)	(660)
Ensco PLC (United Kingdom)	(475)	(19,280)
EOG Resources, Inc.	(922)	(87,636)
EQT Corp.	(311)	(29,246)
Halliburton Co.	(22)	(1,213)
Helmerich & Payne, Inc.	(3)	(260)
Kinder Morgan, Inc.	(1,846)	(71,440)
Marathon Oil Corp.	(16)	(566)
Murphy Oil Corp.	(365)	(19,487)
Noble Corp. PLC (United Kingdom)	(522)	(10,920)
Noble Energy, Inc.	(744)	(42,877)
Occidental Petroleum Corp.	(20)	(1,779)
ONEOK, Inc.	(427)	(25,167)
Pioneer Natural Resources Co.	(294)	(55,584)
Range Resources Corp.	(346)	(23,666)
Southwestern Energy Co.*	(726)	(23,602)
Spectra Energy Corp.	(1,379)	(53,960)
Williams Cos, Inc. (The)	(1,013)	(56,232)

		(685,514)

Food & Staples Retailing — (1.5)%
Costco Wholesale Corp.	(72)	(9,603)
Kroger Co. (The)	(885)	(49,303)
Whole Foods Market, Inc.	(745)	(29,301)

		(88,207)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (3.1)%
Brown-Forman Corp., Class B	(438)	$(40,589)
Campbell Soup Co.	(17)	(751)
Coca-Cola Co. (The)	(113)	(4,732)
ConAgra Foods, Inc.	(11)	(378)
Constellation Brands, Inc., Class A*	(5)	(458)
General Mills, Inc.	(14)	(727)
Hershey Co. (The)	(381)	(36,542)
Hormel Foods Corp.	(7)	(377)
JM Smucker Co. (The)	(210)	(21,840)
Keurig Green Mountain, Inc.	(334)	(50,685)
McCormick & Co., Inc., non-voting shares	(4)	(283)
Mead Johnson Nutrition Co.	(232)	(23,040)
Mondelez International, Inc., Class A	(44)	(1,551)
Monster Beverage Corp.*	(5)	(504)

		(182,457)

Health Care Equipment & Services — (1.8)%
AmerisourceBergen Corp.	(6)	(512)
Baxter International, Inc.	(14)	(982)
Boston Scientific Corp.*	(34)	(452)
Cardinal Health, Inc.	(9)	(706)
Cerner Corp.*	(702)	(44,465)
Covidien PLC (Ireland)	(52)	(4,807)
DaVita HealthCare Partners, Inc.*	(6)	(468)
DENTSPLY International, Inc.	(2)	(101)
Edwards Lifesciences Corp.*	(52)	(6,288)
Intuitive Surgical, Inc.*	(74)	(36,689)
McKesson Corp.	(7)	(1,424)
Patterson Cos, Inc.	(215)	(9,269)
Tenet Healthcare Corp.*	(3)	(168)

		(106,331)

Household & Personal Products — 0.0%
Estee Lauder Cos, Inc. (The), Class A	(10)	(752)

		(752)

Insurance — (0.3)%
Chubb Corp. (The)	(2)	(199)
Cincinnati Financial Corp.	(5)	(252)
Loews Corp.	(9)	(392)
Torchmark Corp.	(2)	(106)
XL Group PLC (Ireland)	(402)	(13,620)

		(14,569)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (4.1)%
Air Products & Chemicals, Inc.	(438)	$(58,981)
Airgas, Inc.	(53)	(5,912)
Allegheny Technologies, Inc.	(220)	(7,227)
Ecolab, Inc.	(148)	(16,462)
EI du Pont de Nemours & Co.	(246)	(17,011)
FMC Corp.	(210)	(12,044)
Freeport-McMoRan, Inc.	(2,136)	(60,876)
International Flavors & Fragrances, Inc.	(3)	(297)
Martin Marietta Materials, Inc.	(137)	(16,018)
Mosaic Co. (The)	(543)	(24,060)
Sigma-Aldrich Corp.	(4)	(544)
Vulcan Materials Co.	(269)	(16,600)

		(236,032)

Media — (0.6)%
CBS Corp.	(14)	(759)
News Corp., Class A*	(15)	(232)
Scripps Networks Interactive, Inc., Class A	(4)	(309)
Time Warner Cable, Inc.	(8)	(1,178)
Twenty-First Century Fox, Inc., Class A	(819)	(28,239)
Walt Disney Co. (The)	(44)	(4,021)

		(34,738)

Pharmaceuticals, Biotechnology & Life Sciences — (8.7)%
Actavis PLC (Ireland)*	(257)	(62,384)
Agilent Technologies, Inc.	(8)	(442)
Alexion Pharmaceuticals, Inc.*	(376)	(71,951)
Allergan, Inc.	(66)	(12,544)
Amgen, Inc.	(20)	(3,244)
Biogen Idec, Inc.*	(7)	(2,248)
Bristol-Myers Squibb Co.	(564)	(32,819)
Celgene Corp.*	(452)	(48,405)
Hospira, Inc.*	(347)	(18,634)
Merck & Co., Inc.	(75)	(4,346)
Mylan, Inc.*	(12)	(643)
PerkinElmer, Inc.	(141)	(6,122)
Perrigo Co. PLC (Ireland)	(275)	(44,399)
Regeneron Pharmaceuticals, Inc.*	(181)	(71,263)
Thermo Fisher Scientific, Inc.	(262)	(30,803)
Vertex Pharmaceuticals, Inc.*	(509)	(57,334)
Zoetis, Inc.	(1,030)	(38,275)

		(505,856)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (12.2)%
American Tower Corp.	(814)	$(79,365)
AvalonBay Communities, Inc.	(269)	(41,921)
Boston Properties, Inc.	(314)	(39,800)
Crown Castle International Corp.	(686)	(53,590)
Equity Residential	(744)	(51,753)
Essex Property Trust, Inc.	(129)	(26,027)
General Growth Properties, Inc.	(1,817)	(47,078)
HCP, Inc.	(12)	(528)
Health Care REIT, Inc.	(634)	(45,084)
Host Hotels & Resorts, Inc.	(1,555)	(36,247)
Kimco Realty Corp.	(322)	(8,034)
Macerich Co. (The)	(289)	(20,375)
Plum Creek Timber Co., Inc.	(361)	(14,805)
Prologis, Inc.	(1,028)	(42,816)
Public Storage	(176)	(32,444)
Simon Property Group, Inc.	(240)	(43,010)
Ventas, Inc.	(605)	(41,449)
Vornado Realty Trust	(385)	(42,150)
Weyerhaeuser Co.	(1,206)	(40,835)

		(707,311)

Retailing — (4.6)%
Amazon.com, Inc.*	(322)	(98,358)
CarMax, Inc.*	(445)	(24,880)
Netflix, Inc.*	(123)	(48,311)
Nordstrom, Inc.	(325)	(23,598)
Priceline Group, Inc. (The)*	(2)	(2,412)
Staples, Inc.	(13)	(165)
Tiffany & Co.	(266)	(25,568)
Tractor Supply Co.	(283)	(20,721)
TripAdvisor, Inc.*	(293)	(25,977)

		(269,990)

Semiconductors & Semiconductor Equipment — (2.4)%
Analog Devices, Inc.	(662)	(32,848)
Avago Technologies Ltd. (Singapore)	(519)	(44,764)
Broadcom Corp., Class A	(16)	(670)
First Solar, Inc.*	(206)	(12,133)
KLA-Tencor Corp.	(5)	(396)
Lam Research Corp.	(364)	(28,341)
Microchip Technology, Inc.	(493)	(21,253)
Micron Technology, Inc.*	(28)	(927)

		(141,332)

Software & Services — (8.3)%
Adobe Systems, Inc.*	(1,025)	(71,873)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Akamai Technologies, Inc.*	(367)	$(22,130)
Autodesk, Inc.*	(467)	(26,871)
Citrix Systems, Inc.*	(334)	(21,453)
eBay, Inc.*	(32)	(1,680)
Electronic Arts, Inc.*	(641)	(26,262)
Facebook, Inc., Class A*	(989)	(74,165)
Fidelity National Information Services, Inc.	(30)	(1,752)
Fiserv, Inc.*	(7)	(486)
Google, Inc., Class C*	(127)	(71,003)
Intuit, Inc.	(472)	(41,541)
MasterCard, Inc., Class A	(30)	(2,513)
Red Hat, Inc.*	(386)	(22,743)
salesforce.com inc*	(1,273)	(81,459)
Total System Services, Inc.	(378)	(12,773)
Visa, Inc., Class A	(16)	(3,863)

		(482,567)

Technology Hardware & Equipment — (0.6)%
Amphenol Corp., Class A	(438)	(22,154)
EMC Corp.	(50)	(1,437)
FLIR Systems, Inc.	(4)	(134)
Jabil Circuit, Inc.	(407)	(8,527)

		(32,252)

Transportation — (0.6)%
CSX Corp.	(26)	(926)
FedEx Corp.	(14)	(2,344)
Kansas City Southern	(227)	(27,873)
Ryder System, Inc.	(2)	(177)
Southwest Airlines Co.	(18)	(621)
Union Pacific Corp.	(23)	(2,678)

		(34,619)

Utilities — (14.8)%
AGL Resources, Inc.	(246)	(13,262)
Ameren Corp.	(498)	(21,085)
American Electric Power Co., Inc.	(1,004)	(58,573)
CenterPoint Energy, Inc.	(883)	(21,678)
CMS Energy Corp.	(565)	(18,459)
Consolidated Edison, Inc.	(8)	(507)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Dominion Resources, Inc.	(1,154)	$(82,280)
DTE Energy Co.	(364)	(29,906)
Duke Energy Corp.	(680)	(55,862)
Edison International	(670)	(41,929)
Entergy Corp.	(369)	(31,003)
Exelon Corp.	(23)	(842)
FirstEnergy Corp.	(864)	(32,262)
Integrys Energy Group, Inc.	(163)	(11,847)
NextEra Energy, Inc.	(764)	(76,568)
NiSource, Inc.	(648)	(27,255)
Northeast Utilities	(650)	(32,078)
NRG Energy, Inc.	(694)	(20,806)
Pepco Holdings, Inc.	(517)	(14,135)
PG&E Corp.	(13)	(654)
Pinnacle West Capital Corp.	(3)	(184)
PPL Corp.	(1,365)	(47,761)
Public Service Enterprise Group, Inc.	(1,040)	(42,962)
SCANA Corp.	(291)	(15,973)
Sempra Energy	(505)	(55,550)
Southern Co. (The)	(1,401)	(64,950)
TECO Energy, Inc.	(467)	(9,158)
Wisconsin Energy Corp.	(6)	(298)
Xcel Energy, Inc.	(1,038)	(34,742)

		(862,569)

TOTAL COMMON STOCK (Proceeds $4,701,469)		(4,857,181)

TOTAL SECURITES SOLD SHORT - (83.6)%		(4,857,181)

(Proceeds $4,701,469)
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.5%		2,294,356

NET ASSETS - 100.0%		$5,812,327

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan (see Note 5 of the Notes to Financial Statements)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 176.8%
COMMON STOCKS — 176.8%
Automobiles & Components — 6.3%
Allison Transmission Holdings, Inc.	196,441	$6,380,404
American Axle & Manufacturing Holdings, Inc.*†	302,231	5,842,125
Autoliv, Inc.(a)	62,859	5,766,685
Cooper Tire & Rubber Co.†	164,368	5,294,293
Dana Holding Corp.†(a)	665,650	13,619,199
Delphi Automotive PLC (Jersey)	124,665	8,599,392
Goodyear Tire & Rubber Co. (The)	261,287	6,330,984
Johnson Controls, Inc.†	31,082	1,468,624
Lear Corp.(a)	79,123	7,318,877
Magna International, Inc. (Canada)†	133,420	13,169,888
Standard Motor Products, Inc.†(a)	31,330	1,238,162
Tenneco, Inc.*†	167,027	8,745,534
Tower International, Inc.*†	57,591	1,399,461

		85,173,628

Capital Goods — 24.7%
3M Co.	25,992	3,996,790
AAON, Inc.†	26,098	512,826
Actuant Corp., Class A	54,688	1,733,063
AECOM Technology Corp.*†(a)	75,268	2,449,981
Aegion Corp.*†(a)	94,801	1,736,754
Aerovironment, Inc.*†(a)	5,466	167,533
AZZ, Inc.†(a)	40,574	1,897,240
Blount International, Inc.*†	87,019	1,332,261
Briggs & Stratton Corp.	30,214	610,625
Carlisle Cos., Inc.†	47,438	4,216,289
Caterpillar, Inc.†(a)	147,418	14,949,659
Chicago Bridge & Iron Co. NV (Netherlands)†	261,867	14,308,413
CIRCOR International, Inc.†	16,028	1,204,504
Crane Co.	69,005	4,302,462
Curtiss-Wright Corp.†	59,451	4,114,604
Danaher Corp.	68,399	5,499,280
Dover Corp.†(a)	213,799	16,984,193
Eaton Corp. PLC (Ireland)	110,818	7,578,843
EMCOR Group, Inc.(a)	120,819	5,331,742
Encore Wire Corp.	21,097	800,420
Engility Holdings, Inc.*†	34,043	1,470,658
ESCO Technologies, Inc.	35,569	1,352,333
Federal Signal Corp.†	99,412	1,411,650
Flowserve Corp.†(a)	80,239	5,455,450
Fluor Corp.†(a)	198,815	13,189,387
General Dynamics Corp.(a)	91,151	12,739,264

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
GrafTech International Ltd.*(a)	60,492	$259,511
Harsco Corp.†(a)	181,724	3,939,776
Honeywell International, Inc.†	59,181	5,688,478
Hubbell, Inc., Class B(a)	45,351	5,143,257
Huntington Ingalls Industries, Inc.(a)	108,819	11,515,227
IDEX Corp.†	135,055	10,116,970
Illinois Tool Works, Inc.†	61,271	5,578,725
ITT Corp.	12,385	558,068
KBR, Inc.(a)	64,770	1,235,812
L-3 Communications Holdings, Inc.	2,588	314,338
Lincoln Electric Holdings, Inc.†(a)	71,915	5,212,399
Lindsay Corp.(a)	54,577	4,786,403
Manitowoc Co., Inc. (The)†(a)	381,803	7,956,775
Masco Corp.†	457,397	10,094,752
Meritor, Inc.*(a)	589,722	6,775,906
Moog, Inc., Class A*†	29,840	2,283,954
Mueller Water Products, Inc., Class A(a)	328,031	3,237,666
NCI Building Systems, Inc.*(a)	36,250	720,288
NOW, Inc.*(a)	284,879	8,563,463
Orbital Sciences Corp.*†(a)	130,886	3,442,302
Polypore International, Inc.*(a)	107,682	4,729,393
Precision Castparts Corp.	19,346	4,269,662
Roper Industries, Inc.†(a)	26,101	4,131,788
Simpson Manufacturing Co., Inc.†(a)	8,457	279,758
Snap-on, Inc.	16,119	2,129,965
Spirit AeroSystems Holdings, Inc., Class A*†	217,449	8,554,444
SPX Corp.†(a)	152,392	14,445,238
Standex International Corp.†	20,017	1,726,466
Stanley Black & Decker, Inc.	168,134	15,744,068
Teledyne Technologies, Inc.*(a)	18,869	1,955,394
Terex Corp.	162,506	4,675,298
Thermon Group Holdings, Inc.*	1,026	25,004
Timken Co. (The)†	115,045	4,945,785
TriMas Corp.*	53,608	1,697,229
United Rentals, Inc.*(a)	23,494	2,585,750
United Technologies Corp.†	111,856	11,968,592
Universal Forest Products, Inc.	13,037	651,459
Wabash National Corp.*(a)	175,597	1,808,649
Watts Water Technologies, Inc., Class A(a)	68,185	4,134,057
WESCO International, Inc.*(a)	64,654	5,328,136
Woodward, Inc.(a)	45,255	2,317,509

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WW Grainger, Inc.(a)	29,668	$7,322,062
Xylem, Inc.(a)	51,087	1,857,523

		334,053,523

Commercial & Professional Services — 9.4%
ACCO Brands Corp.*†	420,260	3,458,740
Brink’s Co. (The)†	127,122	2,669,562
Cintas Corp.(a)	125,069	9,160,054
Copart, Inc.*†(a)	211,375	7,068,380
Corporate Executive Board Co. (The)	4,956	365,257
Deluxe Corp.(a)	32,818	1,995,334
Equifax, Inc.(a)	13,233	1,002,267
Exponent, Inc.†	11,767	939,242
HNI Corp.(a)	19,819	924,556
Huron Consulting Group, Inc.*	9,388	653,499
Korn/Ferry International*†	82,209	2,296,097
Manpowergroup, Inc.†	262,907	17,549,042
On Assignment, Inc.*†(a)	105,808	3,079,013
Pitney Bowes, Inc.†(a)	602,240	14,899,418
Progressive Waste Solutions Ltd.	14,640	427,927
Quad/Graphics, Inc.†	8,459	186,521
Republic Services, Inc.	19,932	765,389
Ritchie Bros Auctioneers, Inc.†	78,697	1,919,420
Robert Half International, Inc.†(a)	173,704	9,515,505
RPX Corp.*†(a)	92,621	1,301,325
ServiceMaster Global Holdings, Inc.*(a)	80,483	1,929,982
Steelcase, Inc., Class A†	135,833	2,406,961
Team, Inc.*(a)	26,652	1,123,115
Towers Watson & Co., Class A†(a)	120,366	13,275,166
TrueBlue, Inc.*†	34,833	861,072
Tyco International Ltd. (Switzerland)† .	320,892	13,775,894
UniFirst Corp.†	22,016	2,456,105
United Stationers, Inc.	39,119	1,634,001
Verisk Analytics, Inc., Class A*	15,063	939,178
Waste Connections, Inc.†(a)	68,309	3,408,619
Waste Management, Inc.	86,628	4,235,243
West Corp.(a)	48,359	1,547,488

		127,769,372

Consumer Durables & Apparel — 5.2%
Columbia Sportswear Co.	54,961	2,118,197
Deckers Outdoor Corp.*(a)	121,519	10,628,052
Ethan Allen Interiors, Inc.†	63,041	1,784,060
Garmin Ltd. (Switzerland)	88,002	4,882,351
Harman International Industries, Inc.†	49,374	5,299,805

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
lululemon athletica, Inc.*(a)	107,302	$4,469,128
NVR, Inc.*†	6,227	7,644,141
PVH Corp.†(a)	79,774	9,122,157
Skechers U.S.A., Inc., Class A*(a)	12,214	668,716
Steven Madden, Ltd.*†(a)	196,898	6,172,752
Sturm Ruger & Co., Inc.(a)	42,064	1,753,228
Tupperware Brands Corp.(a)	82,096	5,233,620
Universal Electronics, Inc.*(a)	37,505	2,133,659
Vera Bradley, Inc.*(a)	170,701	3,891,983
Whirlpool Corp.†	3,794	652,758
Wolverine World Wide, Inc.(a)	141,109	3,829,698

		70,284,305

Consumer Services — 6.5%
American Public Education, Inc.*†	36,599	1,134,203
Apollo Education Group, Inc*(a)	246,540	7,065,836
Boyd Gaming Corp.*(a)	53,719	620,454
Capella Education Co.†(a)	14,790	1,046,245
Carnival Corp.†	25,628	1,028,964
Darden Restaurants, Inc.(a)	66,235	3,429,648
DeVry Education Group, Inc.†(a)	47,386	2,293,956
DineEquity, Inc.†(a)	48,077	4,276,930
Graham Holdings Co., Class B†	4,274	3,349,106
Hillenbrand, Inc.†(a)	76,232	2,537,763
Interval Leisure Group, Inc.(a)	82,247	1,730,477
Jack in the Box, Inc.†	86,578	6,150,501
K12, Inc.*(a)	25,972	322,053
Las Vegas Sands Corp.†	215,632	13,425,248
Matthews International Corp., Class A†(a)	46,414	2,138,757
Multimedia Games Holding Co., Inc.*†	20,726	723,336
Royal Caribbean Cruises, Ltd. (Liberia)†	105,094	7,143,239
SeaWorld Entertainment, Inc.†(a)	533,352	10,261,692
Speedway Motorsports, Inc.†(a)	11,707	229,106
Starwood Hotels & Resorts Worldwide, Inc.	26,781	2,053,031
Strayer Education, Inc.*(a)	1,933	141,476
Weight Watchers International, Inc.*(a)	186,539	4,859,341
Wyndham Worldwide Corp.†	145,899	11,331,975

		87,293,337

Food & Staples Retailing — 2.6%
Rite Aid Corp.*†	3,213,553	16,871,153

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
SUPERVALU, Inc.*†	1,204,646	$10,396,095
Wal-Mart Stores, Inc.(a)	97,296	7,420,766
Weis Markets, Inc.(a)	3,301	147,357

		34,835,371

Food, Beverage & Tobacco — 14.0%
Archer-Daniels-Midland Co.†(a)	398,295	18,719,865
Bunge, Ltd. (Bermuda)†	229,086	20,308,474
Coca-Cola Co. (The)	31,677	1,326,633
ConAgra Foods, Inc.†(a)	368,474	12,657,082
Cott Corp. (Canada)†	99,835	605,998
Dr Pepper Snapple Group, Inc.†	210,449	14,573,593
Ingredion, Inc.†(a)	133,615	10,321,759
Kellogg Co.†(a)	161,015	10,298,519
Keurig Green Mountain, Inc.(a)	55,718	8,455,206
Kraft Foods Group, Inc.†	10,573	595,789
Lancaster Colony Corp.†	20,623	1,886,798
Lorillard, Inc.†	111,335	6,847,103
Mondelez International, Inc.†	24,709	871,239
Monster Beverage Corp.*†	178,264	17,983,272
PepsiCo, Inc.	40,518	3,896,616
Philip Morris International, Inc.†(a)	112,228	9,989,414
Pilgrim’s Pride Corp.*†(a)	507,822	14,427,223
Sanderson Farms, Inc.(a)	187,210	15,721,896
Snyder’s-Lance, Inc.(a)	11,857	353,220
Tyson Foods, Inc., Class A†(a)	301,973	12,184,611
Vector Group, Ltd.(a)	353,557	7,898,463

		189,922,773

Health Care Equipment & Services — 10.9%
Abaxis, Inc.(a)	37,617	1,980,911
ABIOMED, Inc.*(a)	5,229	171,459
Align Technology, Inc.*†(a)	223,067	11,737,786
AmerisourceBergen Corp.	18,661	1,593,836
AMN Healthcare Services, Inc.*†	25,024	429,162
Amsurg Corp.*†(a)	105,880	5,718,579
Anika Therapeutics, Inc.*†	101,545	4,076,016
Cardinal Health, Inc.†	94,835	7,442,651
CareFusion Corp.*†	179,394	10,291,834
Catamaran Corp.*	5,529	263,567
Chemed Corp.(a)	45,998	4,754,353
Computer Programs & Systems, Inc.(a)	23,588	1,485,572
CorVel Corp.*	13,020	448,148
Cyberonics, Inc.*(a)	52,766	2,770,215
DaVita HealthCare Partners, Inc.*†	17,848	1,393,393

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DENTSPLY International, Inc.(a)	131,960	$6,699,609
Edwards Lifesciences Corp.*†	85,187	10,300,812
Express Scripts Holding Co.*(a)	38,960	2,992,907
Globus Medical, Inc., Class A*†	128,662	2,852,437
Greatbatch, Inc.*†(a)	58,720	2,947,157
Halyard Health, Inc.*†	18,238	692,497
Hill-Rom Holdings, Inc.†	11,158	496,308
ICU Medical, Inc.*†	29,291	2,076,732
Integra LifeSciences Holdings Corp.*(a)	13,311	680,325
Kindred Healthcare, Inc.†	64,993	1,413,598
Laboratory Corp. of America Holdings*†	65,534	7,162,211
MEDNAX, Inc.*†(a)	153,498	9,582,880
Meridian Bioscience, Inc.(a)	2,180	40,417
Natus Medical, Inc.*†(a)	88,317	3,002,778
PharMerica Corp.*†	54,913	1,575,454
Quality Systems, Inc.†	152,244	2,300,407
Quest Diagnostics, Inc.(a)	47,269	2,999,691
Select Medical Holdings Corp.†	109,882	1,584,498
Teleflex, Inc.†(a)	54,130	6,177,316
Thoratec Corp.*†	121,260	3,295,847
Universal Health Services, Inc., Class B†	75,890	7,870,552
Varian Medical Systems, Inc.*(a)	114,639	9,643,433
VCA Antech, Inc.*†	135,286	6,164,983

		147,110,331

Household & Personal Products — 3.9%
Avon Products, Inc.†	1,664,153	17,307,191
Clorox Co. (The)	1,068	106,266
Energizer Holdings, Inc.†	148,696	18,237,564
Inter Parfums, Inc.†	37,826	1,074,258
Kimberly-Clark Corp.†(a)	128,764	14,713,862
Procter & Gamble Co. (The)(a)	19,163	1,672,355

		53,111,496

Media — 5.5%
Cinemark Holdings, Inc.†	79,158	2,795,861
Clear Channel Outdoor Holdings, Inc., Class A	6,113	44,380
Comcast Corp.†	109,273	6,048,261
Crown Media Holdings, Inc., Class A*(a)	15,786	55,093
DIRECTV*	133,866	11,618,230
Gannett Co., Inc.(a)	23,864	751,716

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Interpublic Group of Cos, Inc. (The)(a)	303,969	$5,893,959
Loral Space & Communications, Inc.*†	21,008	1,607,112
Morningstar, Inc.(a)	3,481	237,578
New York Times Co. (The), Class A(a)	255,805	3,284,536
News Corp., Class A*†(a)	743,439	11,508,436
Nexstar Broadcasting Group, Inc.(a)	137,167	6,188,975
Omnicom Group, Inc.(a)	214,252	15,396,149
Time, Inc.*(a)	260,588	5,886,683
Viacom, Inc., Class B†	51,491	3,742,366

		75,059,335

Pharmaceuticals, Biotechnology & Life Sciences — 12.5%
Acorda Therapeutics, Inc.*	11,953	416,203
Agilent Technologies, Inc.†(a)	184,771	10,214,141
Biogen Idec, Inc.*†	15,495	4,975,135
Bio-Rad Laboratories, Inc.*†(a)	3,869	436,501
Bruker Corp.*†(a)	268,420	5,564,347
Covance, Inc.*†(a)	151,093	12,072,331
Depomed, Inc.*†	234,820	3,616,228
Enanta Pharmaceuticals, Inc.*(a)	98,244	4,224,492
Gilead Sciences, Inc.*†	172,254	19,292,448
Johnson & Johnson†	158,816	17,117,188
Lannett Co., Inc.*(a)	50,262	2,850,861
Ligand Pharmaceuticals, Inc.*(a)	93,191	5,150,667
Luminex Corp.*	1,978	37,582
Mallinckrodt PLC*†	28,407	2,618,557
Mettler-Toledo International, Inc.*(a)	34,930	9,028,357
Myriad Genetics, Inc.*(a)	261,716	10,335,165
PAREXEL International Corp.*†(a)	181,848	9,876,165
PerkinElmer, Inc.(a)	70,855	3,076,524
Pfizer, Inc.†	315,101	9,437,275
Prestige Brands Holdings, Inc.*†(a)	100,839	3,571,717
Quintiles Transnational Holdings, Inc.*†	114,688	6,713,836
United Therapeutics Corp.*(a)	89,828	11,764,773
Valeant Pharmaceuticals International, Inc.*	84,326	11,218,731
Waters Corp.*†(a)	50,076	5,548,421

		169,157,645

Retailing — 21.4%
Abercrombie & Fitch Co., Class A(a)	463,550	15,519,654
Ann, Inc.*	115,524	4,434,966
AutoNation, Inc.*	63,362	3,628,108
Bed Bath & Beyond, Inc.*†(a)	193,044	12,999,583

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Best Buy Co., Inc.	212,977	$7,271,035
Big Lots, Inc.†(a)	173,171	7,905,256
Brown Shoe Co., Inc.(a)	95,543	2,540,488
Buckle, Inc. (The)(a)	102,041	5,033,683
Burlington Stores, Inc.*†(a)	118,822	4,983,395
Cato Corp. (The), Class A†(a)	57,182	2,039,682
Chico’s FAS, Inc.	559	8,430
Children’s Place, Inc. (The)(a)	41,143	2,026,293
Core-Mark Holding Co., Inc.(a)	43,010	2,495,870
Dick’s Sporting Goods, Inc.	213,056	9,666,351
Dillard’s, Inc., Class A(a)	106,269	11,239,009
Dollar General Corp.*†	64,307	4,030,120
Dollar Tree, Inc.*†	125,308	7,589,906
DSW, Inc., Class A†	230,967	6,848,172
Foot Locker, Inc.†(a)	109,900	6,155,499
GameStop Corp., Class A(a)	292,878	12,523,463
Gap, Inc. (The)†(a)	409,849	15,529,179
GNC Holdings, Inc., Class A†	48,803	2,028,741
Group 1 Automotive, Inc.(a)	23,225	1,984,112
Guess?, Inc.†(a)	376,372	8,344,167
Haverty Furniture Cos., Inc.†	36,794	809,836
Hibbett Sports, Inc.*(a)	132,970	6,035,508
Home Depot, Inc. (The)†	17,260	1,683,195
Kohl’s Corp.(a)	229,830	12,461,383
Lands’ End, Inc.*(a)	144,891	6,877,976
Liberty Interactive Corp.*	81,329	2,125,940
Lithia Motors, Inc.(a)	64,707	5,022,557
Lowe’s Cos., Inc.†	157,279	8,996,359
Macy’s, Inc.†(a)	198,092	11,453,679
Michaels Cos., Inc. (The)*(a)	128,023	2,340,260
Murphy USA, Inc.*†	101,034	5,789,248
Outerwall, Inc.*(a)	219,528	13,889,537
PetSmart, Inc.†(a)	147,759	10,690,364
Ross Stores, Inc.†(a)	80,713	6,515,153
Sally Beauty Holdings, Inc.*†	195,591	5,732,772
Target Corp.(a)	141,054	8,719,958
TJX Cos., Inc. (The)†	120,869	7,653,425
Urban Outfitters, Inc.*(a)	417,130	12,664,067
Zumiez, Inc.*†(a)	88,475	2,953,295

		289,239,674

Semiconductors & Semiconductor Equipment — 11.1%
Advanced Energy Industries, Inc.*†	55,438	1,096,564
Altera Corp.†(a)	131,116	4,506,457
Atmel Corp.*†	1,328,217	9,855,370

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Cirrus Logic, Inc.*(a)	345,475	$6,667,667
Diodes, Inc.*†(a)	54,341	1,403,628
Fairchild Semiconductor International, Inc.*(a)	685,822	10,527,368
Integrated Device Technology, Inc.*†	457,947	7,514,910
Intel Corp.†	152,094	5,172,717
International Rectifier Corp.*†	109,916	4,371,359
Intersil Corp., Class A(a)	263,107	3,496,692
Lattice Semiconductor Corp.*(a)	345,781	2,320,191
Linear Technology Corp.(a)	214,065	9,170,545
Marvell Technology Group Ltd.†	878,646	11,809,002
Micron Technology, Inc.*(a)	467,324	15,463,751
MKS Instruments, Inc.†	101,927	3,710,143
NVIDIA Corp.(a)	97,387	1,902,942
OmniVision Technologies, Inc.*†	342,859	9,181,764
Pentair PLC (Ireland)†	195,822	13,129,865
RF Micro Devices, Inc.*	199,597	2,596,757
Semtech Corp.*(a)	56,521	1,434,503
Silicon Laboratories, Inc.*	14,431	657,909
Skyworks Solutions, Inc.†	96,702	5,631,924
Teradyne, Inc.(a)	205,663	3,784,199
Tessera Technologies, Inc.	13,481	409,688
Texas Instruments, Inc.†(a)	286,810	14,242,985

		150,058,900

Software & Services — 18.9%
Accenture PLC, Class A (Ireland)†	132,580	10,754,890
ACI Worldwide, Inc.*†(a)	187,441	3,606,365
Activision Blizzard, Inc.†	203,018	4,050,209
Acxiom Corp.*†	206,256	3,885,863
Advent Software, Inc.(a)	36,477	1,260,645
Amdocs, Ltd. (Channel Islands)†	60,999	2,899,892
ANSYS, Inc.*†	22,206	1,744,503
Aspen Technology, Inc.*(a)	157,321	5,809,865
AVG Technologies NV (Netherlands)*†	128,043	2,294,531
Booz Allen Hamilton Holding Corp.†	211,155	5,563,934
Broadridge Financial Solutions, Inc.†	169,343	7,439,238
CA, Inc.†(a)	358,391	10,414,842
CACI International, Inc., Class A*	9,906	815,165
CGI Group, Inc., Class A (Canada)*	65,808	2,260,505
Computer Sciences Corp.†	247,523	14,950,389
Conversant, Inc.*(a)	231,608	8,164,182
DST Systems, Inc.†	75,517	7,276,063
Electronic Arts, Inc.*	200,670	8,221,450

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
IAC/InterActiveCorp†	123,557	$8,363,573
International Business Machines Corp.†	74,155	12,191,082
j2 Global, Inc.(a)	15,258	825,305
Jack Henry & Associates, Inc.(a)	112,234	6,713,838
Leidos Holdings, Inc.†(a)	142,093	5,196,341
MAXIMUS, Inc.(a)	66,224	3,209,215
Microsoft Corp.	77,555	3,641,207
NetScout Systems, Inc.*(a)	90,133	3,322,302
NeuStar, Inc., Class A*(a)	337,899	8,923,913
NIC, Inc.†(a)	84,729	1,561,555
Oracle Corp.†	337,095	13,163,560
Pegasystems, Inc.†	30,987	671,488
Progress Software Corp.*†	82,947	2,148,327
Rovi Corp.*†(a)	219,905	4,591,616
Science Applications International Corp.†(a)	86,338	4,222,792
Stamps.com, Inc.*†	19,291	711,838
Sykes Enterprises, Inc.*†	60,262	1,298,043
Symantec Corp.†(a)	411,926	10,224,003
Take-Two Interactive Software, Inc.*(a)	529,263	13,999,006
Teradata Corp.*†(a)	302,533	12,803,197
TiVo, Inc.*(a)	519,072	6,773,890
VeriSign, Inc.*(a)	144,358	8,626,834
Virtusa Corp.*†	14,737	603,922
Western Union Co. (The)(a)	703,840	11,937,126
Xerox Corp.†(a)	632,608	8,401,034

		255,537,538

Technology Hardware & Equipment — 16.1%
Anixter International, Inc.†(a)	48,700	4,147,779
Apple, Inc.†	51,233	5,533,164
ARRIS Group, Inc.*†(a)	434,780	13,052,096
Arrow Electronics, Inc.*†	180,031	10,236,563
AVX Corp.†(a)	64,559	932,232
Brocade Communications Systems, Inc.†	1,475,953	15,836,976
CDW Corp.†(a)	185,904	5,733,279
Cisco Systems, Inc.†(a)	325,387	7,962,220
CommScope Holding Co., Inc.*†(a)	216,876	4,671,509
Corning, Inc.	404,110	8,255,967
Dolby Laboratories, Inc.(a)	89,463	3,750,289
F5 Networks, Inc.*†	18,944	2,329,733
FLIR Systems, Inc.†(a)	119,951	4,021,957
Harris Corp.†	92,586	6,443,986

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Hewlett-Packard Co.†	146,529	$5,257,461
Insight Enterprises, Inc.*†	69,384	1,578,486
InterDigital, Inc.†(a)	100,306	4,958,126
IPG Photonics Corp.*(a)	21,378	1,569,359
Itron, Inc.*(a)	92,573	3,603,867
Juniper Networks, Inc.†	718,250	15,133,527
Lexmark International, Inc., Class A(a)	13,185	569,065
Methode Electronics, Inc.†(a)	110,106	4,335,974
National Instruments Corp.	4,245	134,482
NCR Corp.*†	298,947	8,271,863
NetApp, Inc.†(a)	138,186	5,914,361
NETGEAR, Inc.*	91	3,098
Newport Corp.*†	54,494	974,898
OSI Systems, Inc.*†	70,732	5,013,484
Polycom, Inc.*(a)	573,526	7,501,720
QUALCOMM, Inc.†	29,166	2,289,823
Rogers Corp.*†	27,080	1,851,460
Ruckus Wireless, Inc.*(a)	421,645	5,472,952
SanDisk Corp.†(a)	98,230	9,247,372
Sanmina Corp.*(a)	219,369	5,499,581
TE Connectivity Ltd.	116,512	7,122,379
Universal Display Corp.*(a)	59,159	1,850,494
Vishay Intertechnology, Inc.(a)	443,236	5,988,118
Western Digital Corp.†(a)	117,201	11,529,062
Zebra Technologies Corp., Class A*†(a)	122,038	9,000,302

		217,579,064

Telecommunication Services — 4.0%
AT&T, Inc.(a)	195,226	6,801,674
Atlantic Tele-Network, Inc.†	21,527	1,446,399
BCE, Inc. (Canada)†	7,567	336,504
CenturyLink, Inc.†(a)	239,800	9,946,904
Cincinnati Bell, Inc.*	291,438	1,069,577
Consolidated Communications Holdings, Inc.(a)	21,320	552,188
Frontier Communications Corp.(a)	2,081,170	13,610,852
Intelsat SA*	76,078	1,480,478
Premiere Global Services, Inc.*	2,893	30,290
Verizon Communications, Inc.†	169,296	8,507,124
Vonage Holdings Corp.*(a)	5,754	20,024
Windstream Holdings, Inc.	988,196	10,356,294

		54,158,308

Transportation — 3.8%
American Airlines Group, Inc.†	37,980	1,570,473

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
ArcBest Corp.†	61,664	$2,386,397
CH Robinson Worldwide, Inc.†(a)	19,843	1,373,334
Con-way, Inc.†(a)	276,820	12,005,683
Delta Air Lines, Inc.†	285,164	11,472,148
Kirby Corp.*†(a)	26,728	2,955,582
Matson, Inc.†	74,103	2,111,194
Norfolk Southern Corp.†	69,367	7,674,765
Southwest Airlines Co.†	117,898	4,065,123
United Continental Holdings, Inc.*(a)	40,991	2,164,735
United Parcel Service, Inc., Class B	25,284	2,652,544
Werner Enterprises, Inc.(a)	23,464	646,199

		51,078,177

TOTAL COMMON STOCKS (Cost $2,219,047,204)		2,391,422,777

TOTAL LONG POSITIONS — 176.8% (Cost $2,219,047,204)		2,391,422,777

SHORT POSITIONS — (77.9)%
COMMON STOCKS — (75.6)%
Automobiles & Components — (0.2)%
Cooper-Standard Holding, Inc.*	(9,499)	(518,455)
Dorman Products, Inc.*	(39,654)	(1,838,359)
Drew Industries, Inc.	(515)	(24,751)
Federal-Mogul Holdings Corp.*	(7,292)	(113,828)
Superior Industries International, Inc.	(5,354)	(104,457)
Tesla Motors, Inc.*	(2,596)	(627,453)

		(3,227,303)

Capital Goods — (8.1)%
Alliant Techsystems, Inc.	(28,294)	(3,309,266)
Altra Industrial Motion Corp.	(18,799)	(592,544)
Apogee Enterprises, Inc.	(53,113)	(2,331,661)
Applied Industrial Technologies, Inc.	(58,108)	(2,836,251)
Armstrong World Industries, Inc.*	(65,900)	(3,190,878)
Astec Industries, Inc.	(26,269)	(995,858)
Astronics Corp.*	(16,843)	(872,636)
Babcock & Wilcox Co. (The)	(240,230)	(6,870,578)
Barnes Group, Inc.	(66,110)	(2,416,982)
Beacon Roofing Supply, Inc.*	(178,783)	(4,946,926)
Boeing Co. (The)	(47,563)	(5,941,094)
Brady Corp.	(42,717)	(1,018,373)
CAE, Inc.	(12,752)	(164,756)
CLARCOR, Inc.	(41,700)	(2,792,232)
Continental Building Products, Inc.*	(10,568)	(155,772)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Cubic Corp.	(45,731)	$(2,206,063)
DigitalGlobe, Inc.*	(46,600)	(1,332,294)
DXP Enterprises, Inc.*	(351)	(23,268)
Dycom Industries, Inc.*	(83,442)	(2,619,244)
EnerSys	(8,175)	(513,390)
EnPro Industries, Inc.*	(61,031)	(3,938,330)
Esterline Technologies Corp.*	(4,050)	(474,296)
Franklin Electric Co., Inc.	(48,781)	(1,821,483)
Gorman-Rupp Co. (The)	(15,467)	(490,923)
Granite Construction, Inc.	(16,626)	(613,666)
Hyster-Yale Materials Handling, Inc.	(7,584)	(595,268)
II-VI, Inc.*	(92,217)	(1,244,007)
Kaman Corp.	(11,987)	(516,160)
Kennametal, Inc.	(144,846)	(5,592,504)
Lennox International, Inc.	(42,247)	(3,756,603)
MasTec, Inc.*	(127,224)	(3,643,695)
Middleby Corp. (The)*	(6,918)	(612,243)
MRC Global, Inc.*	(140,285)	(2,950,194)
Mueller Industries, Inc.†	(60,417)	(1,961,136)
Nortek, Inc.*	(11,724)	(976,375)
Oshkosh Corp.	(18,499)	(828,015)
Powell Industries, Inc.	(14,004)	(637,602)
Power Solutions International, Inc.*	(27,624)	(1,809,372)
Primoris Services Corp.	(574)	(16,485)
Proto Labs, Inc.*	(2,071)	(135,381)
Rexnord Corp.*	(43,335)	(1,280,549)
Rockwell Collins, Inc.†	(37,111)	(3,122,891)
Sensata Technologies Holding NV (Netherlands)*	(105,404)	(5,144,769)
SolarCity Corp.*	(78,940)	(4,671,669)
TAL International Group, Inc.	(28,343)	(1,222,434)
Taser International, Inc.*	(145,370)	(2,738,771)
Textainer Group Holdings Ltd. (Bermuda)	(15,447)	(531,995)
Titan International, Inc.	(173,963)	(1,837,049)
Triumph Group, Inc.	(54,993)	(3,829,163)
Tutor Perini Corp.*	(67,166)	(1,881,320)
WABCO Holdings, Inc.*	(18,302)	(1,782,249)
Wabtec Corp.	(26,926)	(2,323,714)
Watsco, Inc.	(7,428)	(754,833)

		(108,865,210)

Commercial & Professional Services — (2.2)%
Acacia Research Corp.	(36,067)	(649,206)
Advisory Board Co. (The)*	(113,622)	(6,098,093)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Covanta Holding Corp.	(19,967)	$(440,672)
Healthcare Services Group, Inc.	(81,385)	(2,423,645)
Herman Miller, Inc.	(117,676)	(3,765,632)
ICF International, Inc.*	(7,985)	(290,175)
Interface, Inc.	(101,733)	(1,630,780)
Kelly Services, Inc., Class A	(51,204)	(902,727)
Kforce, Inc.	(38,834)	(899,007)
Kimball International, Inc.	(1,095)	(13,995)
Mistras Group, Inc.*	(17,904)	(295,237)
Paylocity Corp.*	(41,978)	(1,028,461)
Stericycle, Inc.*	(8,165)	(1,028,790)
US Ecology, Inc	(71,177)	(3,578,780)
WageWorks, Inc.*	(106,173)	(6,052,923)

		(29,098,123)

Consumer Durables & Apparel — (3.4)%
Callaway Golf Co.	(27,004)	(211,711)
Carter’s, Inc.	(14,973)	(1,169,840)
Crocs, Inc.*	(83,368)	(973,738)
DR Horton, Inc.	(216,728)	(4,939,231)
G-III Apparel Group Ltd.*	(15,087)	(1,197,153)
Gildan Activewear, Inc. (Canada)	(63,989)	(3,815,664)
Hanesbrands, Inc.†	(39,267)	(4,146,988)
Hovnanian Enterprises, Inc., Class A*	(441,816)	(1,661,228)
Kate Spade & Co.*	(65,705)	(1,782,577)
KB Home	(378,974)	(5,965,051)
MDC Holdings, Inc.	(243,623)	(5,949,274)
Meritage Homes Corp.*	(174,485)	(6,419,303)
Ryland Group, Inc. (The)	(93,882)	(3,361,914)
Standard Pacific Corp.*	(230,101)	(1,702,747)
Taylor Morrison Home Corp., Class A*	(106,179)	(1,830,526)
William Lyon Homes, Class A*	(59,909)	(1,417,447)

		(46,544,392)

Consumer Services — (5.1)%
2U, Inc.*	(22,551)	(410,428)
BJ’s Restaurants, Inc.*	(2,391)	(105,252)
Bloomin’ Brands, Inc.*	(281,417)	(5,321,595)
Bob Evans Farms, Inc.	(123,625)	(6,039,081)
Churchill Downs, Inc.	(13,125)	(1,338,488)
ClubCorp Holdings, Inc.	(80,102)	(1,526,744)
Fiesta Restaurant Group, Inc.*	(16,316)	(899,827)
Grand Canyon Education, Inc.*	(25,467)	(1,219,869)
International Speedway Corp., Class A	(49,428)	(1,548,579)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Krispy Kreme Doughnuts, Inc.*	(202,926)	$(3,839,360)
Life Time Fitness, Inc.*	(117,995)	(6,580,581)
LifeLock, Inc.*	(220,476)	(3,728,249)
MGM Resorts International*	(99,046)	(2,302,820)
Noodles & Co.*	(13,193)	(301,196)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(113,220)	(4,415,580)
Papa John’s International, Inc.	(58,773)	(2,748,225)
Penn National Gaming, Inc.*	(266,180)	(3,484,296)
Pinnacle Entertainment, Inc.*	(193,089)	(4,948,871)
Popeyes Louisiana Kitchen, Inc.*	(46,413)	(2,151,243)
Red Robin Gourmet Burgers, Inc.*	(93,256)	(5,126,282)
Service Corp. International	(138,673)	(3,032,779)
Sonic Corp.	(126,844)	(3,197,737)
Texas Roadhouse, Inc.	(139,642)	(4,031,465)
Tim Hortons, Inc.	(2,709)	(219,483)
Zoe’s Kitchen, Inc.*	(30,668)	(1,118,155)

		(69,636,185)

Food & Staples Retailing — (1.5)%
Casey’s General Stores, Inc.	(78,443)	(6,422,128)
Kroger Co. (The)	(95,492)	(5,319,859)
PriceSmart, Inc.	(3,182)	(283,293)
SpartanNash Co.	(53,056)	(1,188,985)
United Natural Foods, Inc.*	(104,715)	(7,122,714)

		(20,336,979)

Food, Beverage & Tobacco — (2.6)%
Boston Beer Co., Inc. (The), Class A* .	(11,358)	(2,828,142)
Boulder Brands, Inc.*	(149,878)	(1,330,917)
Brown-Forman Corp.	(6,619)	(613,383)
Coca-Cola Bottling Co. Consolidated	(6,843)	(618,881)
Darling Ingredients, Inc.*	(349,203)	(6,145,973)
Dean Foods Co.	(210,490)	(3,096,308)
Hain Celestial Group, Inc. (The)*	(14,305)	(1,548,516)
Hershey Co. (The)	(27,690)	(2,655,748)
J&J Snack Foods Corp.	(50)	(5,152)
JM Smucker Co. (The)	(9,389)	(976,456)
Mead Johnson Nutrition Co.	(16,451)	(1,633,749)
Post Holdings, Inc.*	(195,918)	(7,346,925)
TreeHouse Foods, Inc.*	(51,938)	(4,423,559)
WhiteWave Foods Co., Class A*	(50,755)	(1,889,609)

		(35,113,318)

Health Care Equipment & Services — (7.4)%
Acadia Healthcare Co., Inc.*	(71,244)	(4,420,690)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Accuray, Inc.*	(150,845)	$(954,849)
Adeptus Health, Inc., Class A*	(12,602)	(418,134)
Alere, Inc.*	(20,599)	(823,342)
Allscripts Healthcare Solutions, Inc.*	(295,725)	(4,057,347)
Analogic Corp.	(10,111)	(737,496)
athenahealth, Inc.*	(38,911)	(4,766,598)
Bio-Reference Laboratories, Inc.*	(35,392)	(1,063,176)
BioScrip, Inc.*	(91,045)	(588,151)
Capital Senior Living Corp.*	(47,048)	(1,058,580)
Cardiovascular Systems, Inc.*	(70,421)	(2,183,051)
Cerner Corp.*	(16,762)	(1,061,705)
Community Health Systems, Inc.*	(83,235)	(4,575,428)
CONMED Corp.	(4,819)	(202,350)
Cooper Cos., Inc. (The)	(5,283)	(865,884)
Endologix, Inc.*	(156,421)	(1,783,199)
Ensign Group, Inc. (The)	(3,777)	(146,245)
ExamWorks Group, Inc.*	(94,980)	(3,683,324)
Hanger, Inc.*	(141,454)	(3,384,994)
Healthways, Inc.*	(75,806)	(1,174,993)
HeartWare International, Inc.*	(33,676)	(2,597,093)
Henry Schein, Inc.*	(10,437)	(1,252,753)
Insulet Corp.*	(56,721)	(2,448,646)
K2M Group Holdings, Inc.*	(1,309)	(21,075)
LDR Holding Corp.*	(40,976)	(1,411,213)
LifePoint Hospitals, Inc.*	(46,845)	(3,279,150)
McKesson Corp.	(2,520)	(512,593)
Medidata Solutions, Inc.*	(110,805)	(4,998,414)
MWI Veterinary Supply, Inc.*	(27,157)	(4,607,321)
National Healthcare Corp.	(2,161)	(130,330)
Neogen Corp.*	(56,660)	(2,487,374)
Novadaq Technologies, Inc. (Canada)*	(122,267)	(1,909,811)
NuVasive, Inc.*	(7,073)	(289,286)
NxStage Medical, Inc.*	(105,889)	(1,605,277)
Omnicell, Inc.*	(18,962)	(612,662)
Owens & Minor, Inc.	(9,112)	(303,612)
Patterson Cos., Inc.	(74,048)	(3,192,209)
Providence Service Corp. (The)*	(7,403)	(327,065)
Quidel Corp.*	(63,455)	(1,811,640)
Sirona Dental Systems, Inc.*	(36,248)	(2,847,280)
Spectranetics Corp.*	(151,781)	(4,822,082)
STERIS Corp.	(4,435)	(274,083)
Surgical Care Affiliates, Inc.*	(12,155)	(372,915)
Tenet Healthcare Corp.*	(55,333)	(3,101,415)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Tornier NV (Netherlands)*	(76,894)	$(2,149,187)
Veeva Systems, Inc.*	(113,150)	(3,369,607)
Volcano Corp.*	(193,234)	(1,955,528)
West Pharmaceutical Services, Inc	(33,185)	(1,700,731)
Wright Medical Group, Inc.*	(204,611)	(6,469,800)
Zeltiq Aesthetics, Inc.*	(73,974)	(1,896,693)

		(100,706,381)

Household & Personal Products — (0.2)%
Elizabeth Arden, Inc.*	(8,718)	(142,975)
Revlon, Inc., Class A*	(11,257)	(386,115)
Spectrum Brands Holdings, Inc.	(20,871)	(1,890,704)

WD-40 Co.	(514)	(39,408)

		(2,459,202)
Media — (2.1)%
AMC Entertainment Holdings, Inc.,
Class A	(5,396)	(137,058)
AMC Networks, Inc., Class A*	(42,243)	(2,562,038)
Carmike Cinemas, Inc.*	(9,374)	(300,437)
Charter Communications, Inc., Class A*	(35,637)	(5,644,544)
DreamWorks Animation SKG, Inc., Class A*	(71,816)	(1,600,060)
EW Scripps Co. (The), Class A*	(154,031)	(2,957,395)
Gray Television, Inc.*	(164,144)	(1,516,691)
Live Nation Entertainment, Inc.*	(123,079)	(3,200,054)
Madison Square Garden Co. (The), Class A*	(18,770)	(1,422,015)
MDC Partners, Inc.	(67,941)	(1,406,379)
National CineMedia, Inc.	(78,431)	(1,247,053)
Rentrak Corp.*	(23,773)	(1,827,431)
Scholastic Corp.	(48,786)	(1,698,241)
SFX Entertainment, Inc.*	(98,342)	(505,478)
World Wrestling Entertainment, Inc., Class A	(176,764)	(2,183,035)

		(28,207,909)

Pharmaceuticals, Biotechnology & Life Sciences — (9.9)%
ACADIA Pharmaceuticals, Inc.*	(6,167)	(170,826)
Acceleron Pharma, Inc.*	(69,264)	(2,561,383)
Achillion Pharmaceuticals, Inc.*	(75,745)	(890,004)
Agios Pharmaceuticals, Inc.*	(37,603)	(3,159,780)
Akorn, Inc.*	(173,164)	(7,714,456)
Albany Molecular Research, Inc.*	(112,421)	(2,614,912)
Alkermes PLC (Ireland)*	(50,616)	(2,558,639)
AMAG Pharmaceuticals, Inc.*	(22,662)	(748,073)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Anacor Pharmaceuticals, Inc.*	(377)	$(11,088)
Arena Pharmaceuticals, Inc.*	(939,190)	(4,094,868)
ARIAD Pharmaceuticals, Inc.*	(181,971)	(1,084,547)
Auspex Pharmaceuticals, Inc.*	(3,624)	(98,210)
AVANIR Pharmaceuticals, Inc.*	(284,441)	(3,680,667)
BioDelivery Sciences International, Inc.*	(225,470)	(3,923,178)
Bluebird Bio, Inc.*	(28,143)	(1,181,725)
Bristol-Myers Squibb Co.	(53,120)	(3,091,053)
Catalent, Inc.*	(17,446)	(454,119)
Celldex Therapeutics, Inc.*	(237,123)	(3,971,810)
Cepheid*	(62,371)	(3,306,287)
Charles River Laboratories International, Inc.*	(8,875)	(560,545)
Chimerix, Inc.*	(79,759)	(2,475,719)
Clovis Oncology, Inc.*	(24,913)	(1,486,310)
Eli Lilly & Co.	(63,308)	(4,199,220)
Emergent Biosolutions, Inc.*	(67,824)	(1,534,179)
Fluidigm Corp.*	(101,945)	(2,956,405)
Genomic Health, Inc.*	(46,560)	(1,691,990)
Halozyme Therapeutics, Inc.*	(268,622)	(2,584,144)
ImmunoGen, Inc.*	(319,494)	(2,958,514)
Impax Laboratories, Inc.*	(20,233)	(586,150)
Incyte Corp.*	(46,377)	(3,110,042)
Infinity Pharmaceuticals, Inc.*	(8,533)	(116,219)
Insmed, Inc.*	(18,688)	(265,183)
Intrexon Corp.*	(66,123)	(1,475,865)
Ironwood Pharmaceuticals, Inc.*	(144,331)	(2,023,521)
Isis Pharmaceuticals, Inc.*	(41,701)	(1,920,748)
Jazz Pharmaceuticals PLC (Ireland)*	(3,900)	(658,476)
Karyopharm Therapeutics, Inc.*	(26,426)	(1,085,580)
Kite Pharma, Inc.*	(45,433)	(1,680,567)
KYTHERA Biopharmaceuticals, Inc.*	(39,529)	(1,393,397)
Lexicon Pharmaceuticals, Inc.*	(77,610)	(112,535)
Medicines Co. (The)*	(165,429)	(4,188,662)
Momenta Pharmaceuticals, Inc.*	(161,227)	(1,758,987)
Mylan, Inc.*	(152)	(8,140)
Nektar Therapeutics*	(12,511)	(172,527)
Neurocrine Biosciences, Inc.*	(189,934)	(3,517,578)
Novavax, Inc.*	(935,767)	(5,240,295)
Ophthotech Corp.*	(61,017)	(2,545,629)
Orexigen Therapeutics, Inc.*	(301,327)	(1,223,388)
Pacira Pharmaceuticals, Inc./DE*	(6,025)	(559,241)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Perrigo Co. PLC (Ireland)	(3,255)	$(525,520)
Pharmacyclics, Inc.*	(25,662)	(3,353,254)
Portola Pharmaceuticals, Inc.*	(20,190)	(575,415)
PTC Therapeutics, Inc.*	(82,546)	(3,373,655)
Puma Biotechnology, Inc.*	(4,469)	(1,119,931)
Receptos, Inc.*	(33,188)	(3,439,936)
Relypsa, Inc.*	(78,941)	(1,623,816)
Repligen Corp.*	(105,422)	(2,658,743)
Sage Therapeutics, Inc.*	(18,007)	(704,434)
Sangamo BioSciences, Inc.*	(65,676)	(797,307)
Synageva BioPharma Corp.*	(54,495)	(4,127,451)
Techne Corp.	(10,140)	(923,247)
TESARO, Inc.*	(87,525)	(2,434,946)
TherapeuticsMD, Inc.*	(34,626)	(153,739)
Theravance Biopharma, Inc. (Cayman Islands)*	(57,984)	(1,061,107)
Ultragenyx Pharmaceutical, Inc.*	(2,258)	(106,149)
Vertex Pharmaceuticals, Inc.*	(37,250)	(4,195,840)
Zoetis, Inc.	(33,389)	(1,240,735)
ZS Pharma, Inc.*	(52,221)	(1,964,554)

		(133,785,160)

Retailing — (7.1)%
Advance Auto Parts, Inc.	(44,658)	(6,562,940)
Amazon.com, Inc.*	(23,569)	(7,199,387)
Ascena Retail Group, Inc.*	(407,909)	(5,078,467)
CarMax, Inc.*	(123,144)	(6,884,981)
CST Brands, Inc.	(138,558)	(5,299,844)
Groupon, Inc.*	(786,726)	(5,750,967)
JC Penney Co., Inc.*	(217,759)	(1,657,146)
LKQ Corp.*	(75,362)	(2,153,092)
Lumber Liquidators Holdings, Inc.*	(114,454)	(6,154,192)
Mattress Firm Holding Corp.*	(6,489)	(410,040)
Men’s Wearhouse, Inc. (The)	(156,104)	(7,341,571)
Monro Muffler Brake, Inc.	(26,762)	(1,430,161)
Netflix, Inc.*	(5,264)	(2,067,541)
Nordstrom, Inc.	(30,886)	(2,242,632)
Office Depot, Inc.*	(777,721)	(4,059,704)
Performance Sports Group Ltd.*	(25,347)	(436,729)
Pier 1 Imports, Inc.	(183,150)	(2,362,635)
Rent-A-Center, Inc.	(35,805)	(1,108,881)
Restoration Hardware Holdings, Inc.*	(42,787)	(3,436,652)
RetailMeNot, Inc.*	(119,787)	(2,522,714)
Select Comfort Corp.*	(62,357)	(1,601,951)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Shutterfly, Inc.*	(70,491)	$(2,948,639)
Signet Jewelers Ltd.	(57,555)	(6,907,176)
Stein Mart, Inc.	(4,706)	(62,966)
Tuesday Morning Corp.*	(147,173)	(3,000,857)
Vitamin Shoppe, Inc.*	(143,440)	(6,731,639)
Wayfair, Inc.*	(35,656)	(894,966)

		(96,308,470)

Semiconductors & Semiconductor Equipment — (3.4)%
Advanced Micro Devices, Inc.*	(1,056,721)	(2,958,819)
Analog Devices, Inc.	(78,063)	(3,873,486)
Applied Micro Circuits Corp.*	(193,393)	(1,251,253)
Avago Technologies Ltd. (Singapore)	(39,872)	(3,438,960)
Brooks Automation, Inc.	(110,710)	(1,365,054)
Cree, Inc.*	(192,129)	(6,048,221)
Entegris, Inc.*	(265,123)	(3,600,370)
First Solar, Inc.*	(26,759)	(1,576,105)
GT Advanced Technologies, Inc.*	(254,052)	(153,701)
M/A-COM Technology Solutions Holdings, Inc.*	(40,693)	(894,839)
Microsemi Corp.*	(156,414)	(4,077,713)
PMC-Sierra, Inc.*	(348,669)	(2,716,132)
Spansion, Inc., Class A*	(273,374)	(5,626,037)
SunEdison, Inc.*	(32,854)	(640,982)
Ultratech, Inc.*	(105,476)	(2,017,756)
Veeco Instruments, Inc.*	(166,540)	(5,993,775)

		(46,233,203)

Software & Services — (12.9)%
Adobe Systems, Inc.*	(86,641)	(6,075,267)
AOL, Inc.*	(10,404)	(452,886)
Autodesk, Inc.*	(108,660)	(6,252,296)
Barracuda Networks, Inc.*	(6,222)	(200,037)
Benefitfocus, Inc.*	(31,070)	(860,950)
Blackhawk Network Holdings, Inc., Class B*	(101,824)	(3,400,922)
Blucora, Inc.*	(16,555)	(280,607)
Bottomline Technologies de, Inc.*	(80,199)	(2,012,193)
BroadSoft, Inc.*	(82,390)	(1,886,731)
CommVault Systems, Inc.*	(101,552)	(4,502,816)
comScore, Inc.*	(72,567)	(3,057,973)
Concur Technologies, Inc.*	(2,968)	(380,854)
Convergys Corp.	(227,970)	(4,598,155)
CoreLogic, Inc.*	(92,931)	(2,915,245)
Cornerstone OnDemand, Inc.*	(174,318)	(6,322,514)
CoStar Group, Inc.*	(2,941)	(473,766)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cvent, Inc.*	(67,009)	$(1,738,213)
Dealertrack Technologies, Inc.*	(71,201)	(3,350,007)
Demandware, Inc.*	(33,157)	(1,987,762)
Digital River, Inc.*	(10,545)	(269,636)
Ellie Mae, Inc.*	(84,881)	(3,257,733)
Envestnet, Inc.*	(56,088)	(2,491,429)
Equinix, Inc.	(7,945)	(1,659,711)
FireEye, Inc.*	(128,157)	(4,356,056)
Fleetmatics Group PLC*	(11,958)	(444,120)
Forrester Research, Inc.	(3,902)	(157,173)
Fortinet, Inc.*	(151,615)	(3,949,571)
Global Eagle Entertainment, Inc.*	(33,586)	(410,757)
Global Payments, Inc.	(5,897)	(474,709)
Google, Inc.*	(1,027)	(574,175)
Heartland Payment Systems, Inc.	(14,014)	(723,823)
Imperva, Inc.*	(50,037)	(2,050,016)
Infoblox, Inc.*	(175,711)	(2,835,976)
Interactive Intelligence Group, Inc.*	(54,058)	(2,608,839)
Jive Software, Inc.*	(161,440)	(986,398)
LinkedIn Corp., Class A*	(1,706)	(390,606)
LivePerson, Inc.*	(106,651)	(1,535,774)
LogMeIn, Inc.*	(45,588)	(2,190,503)
Manhattan Associates, Inc.*	(70,046)	(2,809,545)
Marketo, Inc.*	(164,851)	(5,319,742)
MicroStrategy, Inc.*	(8,599)	(1,383,407)
MobileIron, Inc.*	(35,947)	(361,627)
Move, Inc.*	(108,005)	(2,262,705)
NetSuite, Inc.*	(38,414)	(4,174,065)
Nuance Communications, Inc.*	(464,516)	(7,167,482)
Pandora Media, Inc.*	(20,630)	(397,746)
Paycom Software, Inc.*	(27,524)	(488,551)
Proofpoint, Inc.*	(50,553)	(2,226,354)
PROS Holdings, Inc.*	(37,445)	(1,047,711)
Qlik Technologies, Inc.*	(37,024)	(1,049,630)
Qualys, Inc.*	(7,312)	(234,569)
Rackspace Hosting, Inc.*	(180,895)	(6,939,132)
RealPage, Inc.*	(131,990)	(2,622,641)
Sapient Corp.*	(160,714)	(2,783,566)
ServiceNow, Inc.*	(725)	(49,249)
Shutterstock, Inc.*	(68,374)	(5,316,762)
Silver Spring Networks, Inc.*	(58,471)	(560,152)
Splunk, Inc.*	(46,922)	(3,100,606)
SPS Commerce, Inc.*	(2,785)	(162,366)
Tableau Software, Inc.*	(43,286)	(3,574,991)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Tangoe, Inc.*	(11,156)	$(163,659)
TIBCO Software, Inc.*	(294,512)	(6,882,745)
Twitter, Inc.*	(120,988)	(5,017,372)
Tyler Technologies, Inc.*	(5,042)	(564,301)
Vantiv, Inc., Class A*	(89,216)	(2,758,559)
Varonis Systems, Inc.*	(33,983)	(661,989)
Verint Systems, Inc.*	(110,610)	(6,358,969)
Vistaprint NV*	(37,684)	(2,519,552)
Web.com Group, Inc.*	(3,768)	(77,357)
Workday, Inc.*	(20,990)	(2,004,125)
Xoom Corp.*	(8,836)	(133,424)
Yelp, Inc.*	(74,313)	(4,458,780)
Zendesk, Inc.*	(50,908)	(1,323,608)
Zillow, Inc., Class A*	(4,586)	(498,636)
Zynga, Inc.*	(1,927,699)	(4,915,632)

		(174,487,506)

Technology Hardware & Equipment — (4.5)%
ADTRAN, Inc.	(12,923)	(274,097)
Amphenol Corp.	(6,782)	(343,034)
Avnet, Inc.	(12,958)	(560,434)
Badger Meter, Inc.	(6,612)	(376,355)
Belden, Inc.	(43,858)	(3,122,251)
Benchmark Electronics, Inc.*	(67,973)	(1,612,320)
BlackBerry Ltd. (Canada)*	(327,369)	(3,437,375)
CalAmp Corp.*	(54,236)	(1,045,670)
Celestica, Inc. (Canada)*	(56,612)	(621,600)
Ciena Corp.*	(210,186)	(3,522,717)
Cognex Corp.*	(1,234)	(48,817)
Cray, Inc.*	(129,802)	(4,498,937)
Electronics For Imaging, Inc.*	(101,886)	(4,658,228)
FARO Technologies, Inc.*	(6,195)	(346,920)
Finisar Corp.*	(301,741)	(5,045,110)
Infinera Corp.*	(196,484)	(2,854,913)
Ingram Micro, Inc., Class A*	(43,231)	(1,160,320)
Ixia*	(155,846)	(1,500,797)
Jabil Circuit, Inc.	(63,674)	(1,333,970)
MTS Systems Corp.	(19,621)	(1,295,182)
Nimble Storage, Inc.*	(108,940)	(2,980,598)
Plantronics, Inc.	(16,612)	(861,664)
Plexus Corp.*	(18,295)	(756,498)
Riverbed Technology, Inc.*	(62,427)	(1,185,489)
ScanSource, Inc.*	(15,981)	(610,155)
Sonus Networks, Inc.*	(918,950)	(3,188,757)
Super Micro Computer, Inc.*	(14,385)	(459,745)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
SYNNEX Corp.	(89,318)	$(6,179,019)
ViaSat, Inc.*	(108,712)	(6,809,720)

		(60,690,692)

Telecommunication Services — (1.8)%
8X8, Inc.*	(323,140)	(2,539,880)
Arista Networks, Inc.*	(10,814)	(878,638)
Cogent Communications Holdings, Inc.	(80,220)	(2,722,667)
Iridium Communications, Inc.*	(253,425)	(2,407,538)
RingCentral, Inc., Class A*	(175,215)	(2,302,325)
SBA Communications Corp.*	(30,222)	(3,394,837)
Sprint Corp.*	(229,883)	(1,363,206)
T-Mobile US, Inc.*	(188,570)	(5,504,358)
tw telecom, Inc.*	(49,713)	(2,126,722)
United States Cellular Corp.*	(41,131)	(1,497,991)

		(24,738,162)

Transportation — (3.2)%
Allegiant Travel Co.*	(39,140)	(5,224,016)
Atlas Air Worldwide Holdings, Inc.*	(82,438)	(3,043,611)
Canadian National Railway Co.	(230)	(16,233)
Canadian Pacific Railway Ltd. (Canada)	(2,785)	(578,389)
FedEx Corp.	(3,171)	(530,825)
Genesee & Wyoming, Inc., Class A*	(47,299)	(4,550,164)
Hawaiian Holdings, Inc.*	(29,354)	(508,998)
Heartland Express, Inc.	(131,063)	(3,294,924)
Hub Group, Inc., Class A*	(65,405)	(2,373,547)
JetBlue Airways Corp.*	(494,866)	(5,710,754)
Kansas City Southern	(11,675)	(1,433,573)
Knight Transportation, Inc.	(64,489)	(1,886,948)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Marten Transport Ltd.	(33,483)$	(656,936)
Roadrunner Transportation Systems, Inc.*	(67,348)	(1,388,042)
Ryder System, Inc.	(23,188)	(2,051,442)
Saia, Inc.*	(9,531)	(467,210)
Spirit Airlines, Inc.*	(21,470)	(1,569,672)
Universal Truckload Services, Inc.	(12,413)	(326,710)
UTi Worldwide, Inc. (British Virgin Islands)	(423,793)	(4,632,057)
Wesco Aircraft Holdings, Inc.*	(135,528)	(2,405,622)

		(42,649,673)

TOTAL COMMON STOCK (Proceeds $994,906,193)		(1,023,087,868)

EXCHANGE TRADED FUNDS — (2.3)%
SPDR S&P 500 ETF Trust	(152,739)	(30,801,347)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $30,147,282)		(30,801,347)

TOTAL SECURITES SOLD SHORT - (77.9)%		(1,053,889,215)

(Proceeds $1,025,053,475)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		14,944,159

NET ASSETS - 100.0%		$1,352,477,721

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (see Note 5 of the Notes to Financial Statements)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 125.7%
COMMON STOCKS — 125.7%
Automobiles & Components — 4.6%
Allison Transmission Holdings, Inc.	105,205	$3,417,058
American Axle & Manufacturing Holdings, Inc.*†	103,383	1,998,393
Autoliv, Inc. (Sweden)(a)	35,724	3,277,320
Cooper Tire & Rubber Co.†	89,117	2,870,459
Dana Holding Corp.†	326,203	6,674,113
Delphi Automotive PLC (United Kingdom)†	61,241	4,224,404
Goodyear Tire & Rubber Co. (The)	121,449	2,942,709
Johnson Controls, Inc.†	4,433	209,459
Lear Corp.	35,419	3,276,258
Magna International, Inc. (Canada)†	43,455	4,289,443
Standard Motor Products, Inc.†	9,031	356,905
Tenneco, Inc.*†	75,025	3,928,309
Tower International, Inc.*†	23,146	562,448
TRW Automotive Holdings Corp.*	8,372	848,502

		38,875,780

Capital Goods — 17.6%
3M Co.†	5,860	901,092
AAON, Inc.†	6,942	136,410
Actuant Corp., Class A†	41,823	1,325,371
Aegion Corp.*†(a)	62,532	1,145,586
Aerovironment, Inc.*†	12,446	381,470
AZZ, Inc.†(a)	25,487	1,191,772
Blount International, Inc.*†(a)	55,321	846,965
Briggs & Stratton Corp.†	24,447	494,074
Carlisle Cos., Inc.†	16,078	1,429,013
Caterpillar, Inc.†	64,335	6,524,212
Chicago Bridge & Iron Co. NV (Netherlands)†	115,477	6,309,663
CIRCOR International, Inc.†	2,678	201,252
Crane Co.†	32,399	2,020,078
Curtiss-Wright Corp.†	21,618	1,496,182
Danaher Corp.†	22,037	1,771,775
Dover Corp.†(a)	90,925	7,223,082
Eaton Corp. PLC	39,668	2,712,895
EMCOR Group, Inc.†(a)	72,886	3,216,459
Encore Wire Corp.†	22,377	848,983
Engility Holdings, Inc.*†	19,372	836,870
ESCO Technologies, Inc.†	21,282	809,142
Federal Signal Corp.†	57,022	809,712
Flowserve Corp.†	19,590	1,331,924
Fluor Corp.†(a)	67,258	4,461,896

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Dynamics Corp.†	39,305	$5,493,267
GrafTech International Ltd.*†	73,596	315,727
Harsco Corp.†	114,526	2,482,924
Honeywell International, Inc.†	24,616	2,366,090
Hubbell, Inc., Class B†	16,141	1,830,551
Huntington Ingalls Industries, Inc.†	59,215	6,266,131
IDEX Corp.†	48,162	3,607,815
Illinois Tool Works, Inc.†(a)	21,557	1,962,765
KBR, Inc.	20,001	381,619
L-3 Communications Holdings, Inc	3,659	444,422
Lincoln Electric Holdings, Inc.†	29,087	2,108,226
Lindsay Corp.†(a)	34,459	3,022,054
Lockheed Martin Corp.†	7,335	1,397,831
Manitowoc Co., Inc. (The)†	56,475	1,176,939
Masco Corp.†	196,167	4,329,406
Meritor, Inc.*†	371,654	4,270,305
Moog, Inc., Class A*†	7,037	538,612
Mueller Water Products, Inc., Class A†	202,628	1,999,938
NCI Building Systems, Inc.*†	31,992	635,681
Northrop Grumman Corp.†	85	11,727
NOW, Inc.*†(a)	114,326	3,436,640
Orbital Sciences Corp.*†(a)	76,833	2,020,708
Pentair PLC (Ireland)†	78,819	5,284,814
Polypore International, Inc.*†	21,748	955,172
Precision Castparts Corp.†	8,121	1,792,305
Roper Industries, Inc.†	4,637	734,037
Simpson Manufacturing Co., Inc.†	8,310	274,895
Snap-on, Inc.	596	78,755
Spirit AeroSystems Holdings, Inc., Class A*†	75,074	2,953,411
SPX Corp.†(a)	79,361	7,522,629
Standex International Corp.†	5,720	493,350
Stanley Black & Decker, Inc.†	75,978	7,114,580
Teledyne Technologies, Inc.*	17,769	1,841,401
Terex Corp.†	94,385	2,715,456
Thermon Group Holdings, Inc.*†	2,394	58,342
Timken Co. (The)†	14,027	603,021
TriMas Corp.*†	24,909	788,619
United Technologies Corp.†	46,895	5,017,765
Universal Forest Products, Inc.†	4,245	212,123
Wabash National Corp.*†(a)	112,825	1,162,098
Watts Water Technologies, Inc., Class A†	33,169	2,011,036

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WESCO International, Inc.*(a)	27,983	$2,306,079
Woodward, Inc.†	14,342	734,454
WW Grainger, Inc.†	10,643	2,626,692
Xylem, Inc.(a)	39,387	1,432,111

		147,238,401

Commercial & Professional Services — 7.1%
ACCO Brands Corp.*†	261,513	2,152,252
Brink’s Co. (The)†	70,530	1,481,130
Cintas Corp.†	51,699	3,786,435
Copart, Inc.*†	128,572	4,299,448
Corporate Executive Board Co. (The) .	4,086	301,138
Deluxe Corp.†	7,343	446,454
Dun & Bradstreet Corp. (The)†	1	123
Equifax, Inc.	5,674	429,749
Exponent, Inc.†	5,250	419,055
G & K Services, Inc., Class A	72	4,541
HNI Corp.†(a)	5,128	239,221
Huron Consulting Group, Inc.*	11,523	802,116
Korn Ferry International*†	20,738	579,212
Manpowergroup, Inc.†	119,591	7,982,699
On Assignment, Inc.*†	51,569	1,500,658
Pitney Bowes, Inc.†	292,265	7,230,636
Progressive Waste Solutions Ltd. (Canada)	20,770	607,107
Quad/Graphics, Inc.†	1,063	23,439
Republic Services, Inc.†	18,569	713,050
Ritchie Bros Auctioneers, Inc. (Canada)†	51,411	1,253,914
Robert Half International, Inc.†	66,561	3,646,212
RPX Corp.*†	50,417	708,359
ServiceMaster Global Holdings, Inc.*†	13,543	324,761
Steelcase, Inc., Class A†	19,232	340,791
Team, Inc.*†(a)	16,893	711,871
Towers Watson & Co., Class A†	50,192	5,535,676
TrueBlue, Inc.*†	18,385	454,477
Tyco International Ltd. (Switzerland)†	124,602	5,349,164
UniFirst Corp.†	13,656	1,523,463
United Stationers, Inc.†	18,834	786,696
Verisk Analytics, Inc., Class A*	13,704	854,444
Waste Connections, Inc.†(a)	29,401	1,467,110
Waste Management, Inc.	61,819	3,022,331
West Corp.†	12,883	412,256

		59,389,988

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 3.6%
Coach, Inc.	8,402	$288,861
Columbia Sportswear Co.†	35,941	1,385,166
Deckers Outdoor Corp.*†	29,509	2,580,857
Ethan Allen Interiors, Inc.†	23,125	654,438
Garmin Ltd. (Switzerland)	53,843	2,987,210
G-III Apparel Group Ltd.*†	161	12,775
Harman International Industries, Inc.†	1,101	118,181
lululemon athletica, Inc.*(a)	44,564	1,856,091
NVR, Inc.*†	3,051	3,745,347
PVH Corp.†	38,736	4,429,462
Skechers U.S.A., Inc., Class A*(a)	6,483	354,944
Steven Madden, Ltd.*†(a)	122,824	3,850,532
Sturm Ruger & Co., Inc.(a)	3,000	125,040
Tupperware Brands Corp.†(a)	40,775	2,599,406
Universal Electronics, Inc.*†	16,942	963,830
Vera Bradley, Inc.*(a)	109,946	2,506,769
Wolverine World Wide, Inc.(a)	71,958	1,952,940

		30,411,849

Consumer Services — 4.3%
American Public Education, Inc.*†	17,478	541,643
Apollo Education Group, Inc.*†	62,088	1,779,442
Boyd Gaming Corp.*	28,476	328,898
Capella Education Co.†	5,437	384,613
Darden Restaurants, Inc.†	29,978	1,552,261
DeVry Education Group, Inc.†	13,106	634,461
DineEquity, Inc.†	28,886	2,569,699
Graham Holdings Co., Class B†	1,512	1,184,803
Hillenbrand, Inc.†(a)	47,540	1,582,607
Interval Leisure Group, Inc.†	50,755	1,067,885
Jack in the Box, Inc.†	31,971	2,271,220
K12, Inc.*†	15,795	195,858
Las Vegas Sands Corp.†	95,874	5,969,115
Matthews International Corp., Class A†(a)	30,468	1,403,965
Multimedia Games Holding Co., Inc.*†	7,313	255,224
Royal Caribbean Cruises, Ltd. (Liberia)†	18,629	1,266,213
SeaWorld Entertainment, Inc.†	327,870	6,308,219
Speedway Motorsports, Inc.†	7,285	142,567
Starwood Hotels & Resorts Worldwide, Inc.	2,666	204,376
Strayer Education, Inc.*†(a)	2,546	186,342
Weight Watchers International, Inc.(a)	72,457	1,887,505

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wyndham Worldwide Corp.†	60,756	$4,718,919

		36,435,835

Food & Staples Retailing — 2.3%
Rite Aid Corp.*†	1,638,591	8,602,603
SUPERVALU, Inc.*†(a)	700,508	6,045,384
Sysco Corp.†	6,562	252,899
Wal-Mart Stores, Inc.	51,244	3,908,380
Weis Markets, Inc.†(a)	4,323	192,979

		19,002,245

Food, Beverage & Tobacco — 10.1%
Altria Group, Inc.†	556	26,877
Archer-Daniels-Midland Co.†	192,486	9,046,842
Bunge, Ltd. (Bermuda)†	108,413	9,610,813
Coca-Cola Co. (The)†	47,363	1,983,562
ConAgra Foods, Inc.†(a)	189,566	6,511,592
Cott Corp. (Canada)†	43,033	261,210
Dr Pepper Snapple Group, Inc.†	104,637	7,246,112
Ingredion, Inc.†	64,022	4,945,700
Kellogg Co.†	81,070	5,185,237
Keurig Green Mountain, Inc.†	2,869	435,371
Lancaster Colony Corp.†	9,961	911,332
Lorillard, Inc.†	62,738	3,858,387
Monster Beverage Corp.*†	13,729	1,384,982
National Beverage Corp.*†	4,979	125,072
PepsiCo, Inc.†	28,262	2,717,957
Philip Morris International, Inc.†	57,084	5,081,047
Pilgrim’s Pride Corp.*†(a)	232,019	6,591,660
Sanderson Farms, Inc.†(a)	100,242	8,418,323
Snyder’s-Lance, Inc.†	10,207	304,067
Tyson Foods, Inc., Class A†(a)	123,304	4,975,316
Vector Group, Ltd.†(a)	220,702	4,930,483

		84,551,942

Health Care Equipment & Services — 6.6%
Abaxis, Inc.†(a)	39,550	2,082,703
ABIOMED, Inc.*(a)	4,771	156,441
Align Technology, Inc.*†	78,306	4,120,462
AmerisourceBergen Corp.	17,023	1,453,934
Amsurg Corp.*†	36,468	1,969,637
Anika Therapeutics, Inc.*†	46,582	1,869,801
Cardinal Health, Inc.†	20,031	1,572,033
CareFusion Corp.*†	66,990	3,843,216
Catamaran Corp. (Canada)*	2,249	107,210
Chemed Corp.†(a)	1,382	142,844

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Computer Programs & Systems, Inc.†	8,000	$503,840
CorVel Corp.*†	6,842	235,502
Cyberonics, Inc.*†	34,018	1,785,945
DaVita HealthCare Partners, Inc.*†	1,568	122,414
DENTSPLY International, Inc.†	81,005	4,112,624
Edwards Lifesciences Corp.*†	22,100	2,672,332
Express Scripts Holding Co.*†	15,894	1,220,977
Globus Medical, Inc., Class A*†	59,788	1,325,500
Greatbatch, Inc.*†	36,674	1,840,668
Hill-Rom Holdings, Inc.†	1,025	45,592
ICU Medical, Inc.*†	15,606	1,106,465
Integra LifeSciences Holdings Corp.*†	11,256	575,294
Kindred Healthcare, Inc.†(a)	32,225	700,894
Laboratory Corp. of America Holdings*†	16,878	1,844,597
Masimo Corp.*	860	21,706
MEDNAX, Inc.*†	59,293	3,701,662
Meridian Bioscience, Inc.†(a)	5,205	96,501
Natus Medical, Inc.*†	55,972	1,903,048
PharMerica Corp.*†	23,317	668,965
Quality Systems, Inc.†	88,329	1,334,651
Quest Diagnostics, Inc.(a)	7,061	448,091
Select Medical Holdings Corp.†	28,079	404,899
Teleflex, Inc.†	27,985	3,193,648
Thoratec Corp.*†	32,109	872,723
Universal Health Services, Inc., Class B†	18,403	1,908,575
Varian Medical Systems, Inc.*†	62,827	5,285,007

		55,250,401

Household & Personal Products — 3.4%
Avon Products, Inc.†	820,062	8,528,645
Clorox Co. (The)†	19,596	1,949,802
Coty, Inc., Class A†(a)	28,113	466,676
Energizer Holdings, Inc.†	70,514	8,648,542
Inter Parfums, Inc.†	23,921	679,356
Kimberly-Clark Corp.†	61,470	7,024,177
Procter & Gamble Co. (The)†	17,483	1,525,741

		28,822,939

Media — 4.0%
Cinemark Holdings, Inc.†	38,642	1,364,835
Clear Channel Outdoor Holdings, Inc., Class A	8,269	60,033
Comcast Corp., Class A†	39,851	2,205,753

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Crown Media Holdings, Inc., Class A*†(a)	5,549	$19,366
DIRECTV*†	70,241	6,096,216
Interpublic Group of Cos, Inc. (The)†	171,530	3,325,967
Loral Space & Communications, Inc.*†	11,444	875,466
Morningstar, Inc.(a)	5,253	358,517
New York Times Co. (The), Class A†	133,131	1,709,402
News Corp., Class A*†	262,187	4,058,655
Nexstar Broadcasting Group, Inc., Class A†(a)	65,623	2,960,910
Omnicom Group, Inc.†(a)	89,740	6,448,716
Starz, Class A*†	4,007	123,816
Time, Inc.*†(a)	168,369	3,803,456
Viacom, Inc., Class B†	5,610	407,735

		33,818,843

Pharmaceuticals, Biotechnology & Life Sciences — 8.6%
Agilent Technologies, Inc.†	79,877	4,415,601
Biogen Idec, Inc.*†	2,979	956,497
Bio-Rad Laboratories, Inc., Class A*†	5,170	583,279
Bruker Corp.*†	163,115	3,381,374
Covance, Inc.*†	86,889	6,942,431
Depomed, Inc.*†	99,742	1,536,027
Enanta Pharmaceuticals, Inc.*(a)	60,899	2,618,657
Gilead Sciences, Inc.*†	56,374	6,313,888
Johnson & Johnson†	73,207	7,890,251
Lannett Co., Inc.*(a)	4,167	236,352
Ligand Pharmaceuticals, Inc.*†(a)	23,340	1,290,002
Luminex Corp.*	9,310	176,890
Mallinckrodt PLC (Ireland)*†	4,089	376,924
Mettler-Toledo International, Inc.*†	15,470	3,998,531
Myriad Genetics, Inc.*(a)	146,450	5,783,311
PAREXEL International Corp.*†	101,804	5,528,975
PerkinElmer, Inc.†	27,477	1,193,051
Pfizer, Inc.†	122,771	3,676,991
Prestige Brands Holdings, Inc.*†	62,508	2,214,033
Quintiles Transnational Holdings, Inc.*†	47,724	2,793,763
United Therapeutics Corp.*†	31,413	4,114,161
Valeant Pharmaceuticals International, Inc. (Canada)*†	32,104	4,271,116
Waters Corp.*†	16,352	1,811,802

		72,103,907

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 15.6%
Abercrombie & Fitch Co., Class A(a)	214,180	$7,170,746
ANN INC*†	46,784	1,796,038
AutoNation, Inc.*	26,337	1,508,057
Bed Bath & Beyond, Inc.*†(a)	83,917	5,650,971
Best Buy Co., Inc.†	41,493	1,416,571
Big Lots, Inc.†	52,397	2,391,923
Brown Shoe Co., Inc.†(a)	60,212	1,601,037
Buckle, Inc. (The)†(a)	65,513	3,231,756
Burlington Stores, Inc.*†	38,633	1,620,268
Cato Corp. (The), Class A†	36,343	1,296,355
Chico’s FAS, Inc.	14,593	220,062
Children’s Place, Inc. (The)†(a)	38,853	1,913,510
Core-Mark Holding Co., Inc.†	18,392	1,067,288
Dick’s Sporting Goods, Inc.†	71,536	3,245,588
Dillard’s, Inc., Class A†	44,400	4,695,744
Dollar General Corp.*†	6,963	436,371
Dollar Tree, Inc.*†	43,693	2,646,485
DSW, Inc., Class A†	108,561	3,218,834
Foot Locker, Inc.†	46,554	2,607,490
GameStop Corp., Class A(a)	113,020	4,832,735
Gap, Inc. (The)†	185,118	7,014,121
GNC Holdings, Inc., Class A†	15,982	664,372
Group 1 Automotive, Inc.†	9,024	770,920
Guess?, Inc.†	231,736	5,137,587
Haverty Furniture Cos., Inc.†	14,519	319,563
Hibbett Sports, Inc.*(a)	83,469	3,788,658
Home Depot, Inc. (The)†	393	38,325
HSN, Inc.†	1,628	107,562
Kohl’s Corp.†	115,129	6,242,294
Lands’ End, Inc.*†(a)	88,657	4,208,548
Liberty Interactive Corp., Class A*†	14,243	372,312
Lithia Motors, Inc., Class A†	12,978	1,007,352
Lowe’s Cos., Inc.†	75,024	4,291,373
Macy’s, Inc.†	89,292	5,162,863
Michaels Cos., Inc. (The)*†(a)	95,687	1,749,158
Murphy USA, Inc.*†	43,239	2,477,595
Outerwall, Inc.*†	127,480	8,065,660
PetSmart, Inc.†(a)	53,858	3,896,626
Ross Stores, Inc.†	43,115	3,480,243
Sally Beauty Holdings, Inc.*†	95,798	2,807,839
Target Corp.†	61,188	3,782,642
TJX Cos., Inc. (The)†	50,114	3,173,218
Tractor Supply Co.†	5,436	398,024
Urban Outfitters, Inc.*†	237,981	7,225,103

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Zumiez, Inc.*†(a)	51,005	$1,702,547

		130,452,334

Semiconductors & Semiconductor Equipment — 6.2%
Advanced Energy Industries, Inc.*†	55,270	1,093,241
Altera Corp.†(a)	52,648	1,809,512
Atmel Corp.*†	333,427	2,474,028
Cirrus Logic, Inc.*†	111,123	2,144,674
Diodes, Inc.*†	5,954	153,792
Fairchild Semiconductor International, Inc.*†	395,282	6,067,579
Integrated Device Technology, Inc.*†	118,242	1,940,351
Intel Corp.†	38,784	1,319,044
International Rectifier Corp.*†	69,095	2,747,908
Intersil Corp., Class A†	58,453	776,840
Lattice Semiconductor Corp.*†	184,350	1,236,989
Linear Technology Corp	97,665	4,183,969
Marvell Technology Group Ltd. (Bermuda)†	393,064	5,282,780
Micron Technology, Inc.*†	131,177	4,340,647
MKS Instruments, Inc.†	59,105	2,151,422
OmniVision Technologies, Inc.*†	186,238	4,987,454
Semtech Corp.*	10,428	264,663
Silicon Laboratories, Inc.*†	1,628	74,221
Skyworks Solutions, Inc.†	11,155	649,667
Teradyne, Inc.†	85,055	1,565,012
Tessera Technologies, Inc.	16,397	498,305
Texas Instruments, Inc.	126,134	6,263,814

		52,025,912

Software & Services — 14.9%
Accenture PLC, Class A (Ireland)†	61,165	4,961,705
ACI Worldwide, Inc.*†	108,467	2,086,905
Activision Blizzard, Inc.†	88,417	1,763,919
Acxiom Corp.*†	133,917	2,522,996
Advent Software, Inc.†(a)	9,095	314,323
Amdocs, Ltd. (Channel Islands)†	28,100	1,335,874
ANSYS, Inc.*†	10,415	818,202
Aspen Technology, Inc.*†	71,402	2,636,876
AVG Technologies NV (Netherlands)*†	81,943	1,468,419
Blackhawk Network Holdings, Inc., Class B*†	15	501
Booz Allen Hamilton Holding Corp.†	91,877	2,420,959
Broadridge Financial Solutions, Inc.†	91,390	4,014,763
CA, Inc.†	133,991	3,893,778

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CACI International, Inc., Class A*	15,194	$1,250,314
CGI Group, Inc., Class A (Canada)*† .	41,261	1,417,315
Computer Sciences Corp.†	104,088	6,286,915
Conversant, Inc.*†	112,326	3,959,492
DST Systems, Inc.†	32,429	3,124,534
Electronic Arts, Inc.*	102,151	4,185,127
IAC/InterActiveCorp.†	53,629	3,630,147
International Business Machines Corp.†	42,033	6,910,225
j2 Global, Inc.(a)	6,591	356,507
Jack Henry & Associates, Inc.†	56,467	3,377,856
Leidos Holdings, Inc.†	79,429	2,904,719
MAXIMUS, Inc.†	35,850	1,737,291
Microsoft Corp	41,742	1,959,787
NetScout Systems, Inc.*†	56,087	2,067,367
NeuStar, Inc., Class A*†	193,828	5,118,998
NIC, Inc.†	52,420	966,101
Oracle Corp.†	169,427	6,616,124
Pegasystems, Inc.†	28,738	622,752
Progress Software Corp.*†	51,601	1,336,466
Rovi Corp.*†(a)	138,120	2,883,946
Science Applications International Corp.†	42,945	2,100,440
Stamps.com, Inc.*†	2,920	107,748
Sykes Enterprises, Inc.*†	38,239	823,668
Symantec Corp.†	161,300	4,003,466
Take-Two Interactive Software, Inc.*†(a)	236,441	6,253,865
TeleTech Holdings, Inc.*†	5,310	137,051
Teradata Corp.*†(a)	149,649	6,333,146
TiVo, Inc.*†	234,771	3,063,762
VeriSign, Inc.*(a)	59,845	3,576,337
Virtusa Corp.*†	4,018	164,658
Western Union Co. (The)(a)	331,149	5,616,287
Xerox Corp.†	290,765	3,861,359

		124,992,990

Technology Hardware & Equipment — 11.3%
Anixter International, Inc.†	17,929	1,527,013
Apple, Inc.†	5,427	586,116
ARRIS Group, Inc.*†	148,975	4,472,230
Arrow Electronics, Inc.*†	79,583	4,525,089
AVX Corp.†	40,921	590,899
Brocade Communications Systems, Inc.†	657,208	7,051,842

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
CDW Corp.†	91,074	$2,808,722
Cisco Systems, Inc.†	143,246	3,505,230
CommScope Holding Co., Inc.*†	121,927	2,626,308
Corning, Inc.	176,470	3,605,282
Dolby Laboratories, Inc., Class A†(a)	60,113	2,519,937
FLIR Systems, Inc.†	81,787	2,742,318
Harris Corp.†	24,409	1,698,866
Hewlett-Packard Co.†	33,185	1,190,678
Insight Enterprises, Inc.*†	29,432	669,578
InterDigital, Inc.†(a)	15,242	753,412
IPG Photonics Corp.*(a)	16,941	1,243,639
Itron, Inc.*†	57,579	2,241,550
Juniper Networks, Inc.†	341,034	7,185,586
Lexmark International, Inc., Class A†	2,538	109,540
Methode Electronics, Inc.†	41,155	1,620,684
National Instruments Corp.	3,252	103,023
NCR Corp.*†(a)	183,948	5,089,841
NetApp, Inc.†	58,233	2,492,372
NETGEAR, Inc.*	605	20,594
Newport Corp.*†	19,954	356,977
OSI Systems, Inc.*†	43,845	3,107,734
Polycom, Inc.*†	331,304	4,333,456
QUALCOMM, Inc.†	379	29,755
Rogers Corp.*†	18,075	1,235,788
Ruckus Wireless, Inc.*†	189,616	2,461,216
SanDisk Corp.†(a)	34,121	3,212,151
Sanmina Corp.*†	130,084	3,261,206
TE Connectivity Ltd. (Switzerland)	57,674	3,525,612
Vishay Intertechnology, Inc.†(a)	275,811	3,726,207
Western Digital Corp.†	48,539	4,774,781
Zebra Technologies Corp., Class A*†	44,452	3,278,335

		94,283,567

Telecommunication Services — 3.3%
AT&T, Inc.(a)	114,387	3,985,243
Atlantic Tele-Network, Inc.†	13,344	896,583
BCE, Inc. (Canada)†	21,879	972,959
CenturyLink, Inc.†	109,842	4,556,246
Cincinnati Bell, Inc.*†	184,201	676,018
Frontier Communications Corp.†(a)	835,329	5,463,052
Intelsat SA (Luxembourg)*†	47,340	921,236
Premiere Global Services, Inc.*†	1,969	20,615
Verizon Communications, Inc.†	84,705	4,256,426
Vonage Holdings Corp.*†	2,485	8,648

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Windstream Holdings, Inc.†	524,252	$5,494,161

		27,251,187

Transportation — 2.2%
CH Robinson Worldwide, Inc.	857	59,313
Con-way, Inc.†(a)	130,619	5,664,946
Delta Air Lines, Inc.†	128,536	5,171,003
Matson, Inc.†(a)	31,653	901,794
Norfolk Southern Corp.†	25,155	2,783,149
Southwest Airlines Co.†	56,300	1,941,224
United Continental Holdings, Inc.*	10,940	577,741
United Parcel Service, Inc., Class B†	8,978	941,882
Werner Enterprises, Inc.(a)	3,610	99,419

		18,140,471

TOTAL COMMON STOCKS (Cost $1,006,658,472)		1,053,048,591

TOTAL LONG POSITIONS - 125.7% (Cost $1,006,658,472)		1,053,048,591

SHORT POSITIONS - (99.0)%
COMMON STOCKS — (99.0)%
Automobiles & Components — (0.4)%
Cooper-Standard Holding, Inc.*	(5,735)	(313,016)
Dorman Products, Inc.*	(28,837)	(1,336,883)
Drew Industries, Inc.	(1,461)	(70,216)
Federal-Mogul Holdings Corp.*	(13,030)	(203,398)
Harley-Davidson, Inc.	(2,473)	(162,476)
Superior Industries International, Inc.	(3,547)	(69,202)
Tesla Motors, Inc.*	(3,776)	(912,659)

		(3,067,850)

Capital Goods — (9.8)%
Altra Industrial Motion Corp.	(11,041)	(348,012)
Apogee Enterprises, Inc.	(33,050)	(1,450,895)
Applied Industrial Technologies, Inc.	(36,078)	(1,760,967)
Armstrong World Industries, Inc.*	(39,234)	(1,899,710)
Astec Industries, Inc.	(18,411)	(697,961)
Astronics Corp.*	(17,572)	(910,405)
Babcock & Wilcox Co. (The)	(176,536)	(5,048,930)
Barnes Group, Inc.	(16,508)	(603,532)
Beacon Roofing Supply, Inc.*	(111,251)	(3,078,315)
Boeing Co. (The)	(35,719)	(4,461,660)
Brady Corp., Class A	(43,119)	(1,027,957)
CAE, Inc. (Canada)	(7,935)	(102,520)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
CLARCOR, Inc.	(38,495)	$(2,577,625)
Continental Building Products, Inc.*	(7,595)	(111,950)
Cubic Corp.	(28,414)	(1,370,691)
DigitalGlobe, Inc.*	(57,951)	(1,656,819)
Dycom Industries, Inc.*	(53,739)	(1,686,867)
EnerSys	(18,710)	(1,174,988)
EnPro Industries, Inc.*	(37,405)	(2,413,745)
Esterline Technologies Corp.*	(4,176)	(489,051)
Franklin Electric Co., Inc.	(31,168)	(1,163,813)
Gorman-Rupp Co. (The)	(9,622)	(305,402)
Granite Construction, Inc.	(28,241)	(1,042,375)
Hyster-Yale Materials Handling, Inc.	(11,954)	(938,269)
II-VI, Inc.*	(59,707)	(805,447)
ITT Corp.	(870)	(39,202)
John Bean Technologies Corp.	(937)	(28,082)
Kaman Corp.	(15,776)	(679,315)
Kennametal, Inc.	(112,655)	(4,349,610)
Lennox International, Inc.	(36,373)	(3,234,287)
MasTec, Inc.*	(143,512)	(4,110,184)
Middleby Corp. (The)*	(6,760)	(598,260)
MRC Global, Inc.*	(107,002)	(2,250,252)
Mueller Industries, Inc.	(43,811)	(1,422,105)
Nortek, Inc.*	(7,300)	(607,944)
Oshkosh Corp.	(30,515)	(1,365,851)
Powell Industries, Inc.	(5,970)	(271,814)
Power Solutions International, Inc.*	(15,475)	(1,013,613)
Primoris Services Corp.	(7,213)	(207,157)
Rexnord Corp.*	(39,436)	(1,165,334)
Rockwell Collins, Inc.	(30,470)	(2,564,051)
Sensata Technologies Holding NV (Netherlands)*	(101,491)	(4,953,776)
SolarCity Corp.*	(71,806)	(4,249,479)
Sun Hydraulics Corp.	(309)	(12,301)
TAL International Group, Inc.	(22,138)	(954,812)
Taser International, Inc.*	(118,893)	(2,239,944)
Textainer Group Holdings Ltd. (Bermuda)	(10,751)	(370,264)
Titan International, Inc.	(100,832)	(1,064,786)
Triumph Group, Inc.	(31,237)	(2,175,032)
Tutor Perini Corp.*	(46,231)	(1,294,930)
WABCO Holdings, Inc.*	(17,827)	(1,735,993)
Wabtec Corp.	(21,695)	(1,872,279)

		(81,958,563)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (2.1)%
Acacia Research Corp.	(43,588)	$(784,584)
Advisory Board Co. (The)*	(73,197)	(3,928,483)
Covanta Holding Corp.	(2,257)	(49,812)
Healthcare Services Group, Inc.	(32,458)	(966,599)
Herman Miller, Inc.	(78,887)	(2,524,384)
ICF International, Inc.*	(6,159)	(223,818)
Interface, Inc.	(58,911)	(944,343)
Kelly Services, Inc., Class A	(23,418)	(412,859)
Kforce, Inc.	(41,495)	(960,609)
Kimball International, Inc., Class B	(1,896)	(24,233)
Mistras Group, Inc.*	(1,551)	(25,576)
Paylocity Corp.*	(9,416)	(230,692)
Stericycle, Inc.*	(938)	(118,188)
US Ecology, Inc.	(44,291)	(2,226,951)
WageWorks, Inc.*	(81,796)	(4,663,190)

		(18,084,321)

Consumer Durables & Apparel — (4.5)%
Callaway Golf Co.	(19,743)	(154,785)
Carter’s, Inc.	(1,076)	(84,068)
Crocs, Inc.*	(99,643)	(1,163,830)
DR Horton, Inc.	(190,484)	(4,341,130)
Gildan Activewear, Inc. (Canada)	(40,751)	(2,429,982)
Hanesbrands, Inc.	(36,321)	(3,835,861)
Hovnanian Enterprises, Inc., Class A* .	(290,350)	(1,091,716)
Kate Spade & Co.*	(93,313)	(2,531,582)
KB Home	(375,764)	(5,914,525)
MDC Holdings, Inc.	(171,763)	(4,194,452)
Meritage Homes Corp.*	(123,385)	(4,539,334)
Performance Sports Group Ltd. (Canada)*	(16,300)	(280,849)
Ryland Group, Inc. (The)	(74,400)	(2,664,264)
Standard Pacific Corp.*	(309,386)	(2,289,456)
Taylor Morrison Home Corp., Class A*	(48,516)	(836,416)
Under Armour, Inc., Class A*	(1,978)	(129,717)
William Lyon Homes, Class A*	(38,653)	(914,530)

		(37,396,497)

Consumer Services — (6.5)%
2U, Inc.*	(23,980)	(436,436)
Bloomin’ Brands, Inc.*	(255,621)	(4,833,793)
Bob Evans Farms, Inc.	(97,727)	(4,773,964)
Churchill Downs, Inc.	(8,376)	(854,184)
ClubCorp Holdings, Inc.	(57,866)	(1,102,926)
Fiesta Restaurant Group, Inc.*	(20,931)	(1,154,345)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Grand Canyon Education, Inc.*	(28,395)	$(1,360,121)
International Speedway Corp., Class A	(30,757)	(963,617)
Krispy Kreme Doughnuts, Inc.*	(129,188)	(2,444,237)
Life Time Fitness, Inc.*	(91,398)	(5,097,266)
LifeLock, Inc.*	(138,446)	(2,341,122)
Marriott International, Inc., Class A	(41)	(3,106)
MGM Resorts International*	(92,772)	(2,156,949)
Noodles & Co.*	(15,139)	(345,623)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(92,206)	(3,596,034)
Papa John’s International, Inc.	(57,048)	(2,667,564)
Penn National Gaming, Inc.*	(198,414)	(2,597,239)
Pinnacle Entertainment, Inc.*	(170,495)	(4,369,787)
Popeyes Louisiana Kitchen, Inc.*	(38,173)	(1,769,319)
Red Robin Gourmet Burgers, Inc.*	(59,192)	(3,253,784)
Service Corp. International	(100,709)	(2,202,506)
Sonic Corp.*	(75,316)	(1,898,716)
Texas Roadhouse, Inc.	(109,649)	(3,165,567)
Zoe’s Kitchen, Inc.*	(20,603)	(751,185)

		(54,139,390)

Food & Staples Retailing — (1.8)%
Casey’s General Stores, Inc.	(52,919)	(4,332,479)
Kroger Co. (The)	(69,813)	(3,889,282)
PriceSmart, Inc.	(3,114)	(277,239)
SpartanNash Co.	(29,597)	(663,269)
United Natural Foods, Inc.*	(88,494)	(6,019,362)

		(15,181,631)

Food, Beverage & Tobacco — (3.2)%
Boston Beer Co., Inc. (The), Class A* .	(7,622)	(1,897,878)
Boulder Brands, Inc.*	(71,974)	(639,129)
Brown-Forman Corp., Class B	(7,717)	(715,134)
Coca-Cola Bottling Co. Consolidated	(4,258)	(385,094)
Darling Ingredients, Inc.*	(269,224)	(4,738,342)
Dean Foods Co.	(125,437)	(1,845,178)
Hain Celestial Group, Inc. (The)*	(10,431)	(1,129,156)
Hershey Co. (The)	(18,988)	(1,821,139)
JM Smucker Co. (The)	(4,290)	(446,160)
Mead Johnson Nutrition Co.	(17,465)	(1,734,449)
Post Holdings, Inc.*	(173,199)	(6,494,963)
TreeHouse Foods, Inc.*	(35,840)	(3,052,493)
WhiteWave Foods Co., Class A*	(48,384)	(1,801,336)

		(26,700,451)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (9.4)%
Acadia Healthcare Co., Inc.*	(59,209)	$(3,673,918)
Accuray, Inc.*	(171,687)	(1,086,779)
Adeptus Health, Inc., Class A*	(6,129)	(203,360)
Alere, Inc.*	(11,086)	(443,107)
Allscripts Healthcare Solutions, Inc.*	(272,083)	(3,732,979)
AMN Healthcare Services, Inc.*	(11,335)	(194,395)
Analogic Corp.	(7,379)	(538,224)
athenahealth, Inc.*	(36,439)	(4,463,778)
Bio-Reference Laboratories, Inc.*	(40,862)	(1,227,494)
BioScrip, Inc.*	(47,906)	(309,473)
Capital Senior Living Corp.*	(22,414)	(504,315)
Cardiovascular Systems, Inc.*	(43,652)	(1,353,212)
Cerner Corp.*	(12,332)	(781,109)
Community Health Systems, Inc.*	(75,899)	(4,172,168)
CONMED Corp.	(4,406)	(185,008)
Cooper Co., Inc. (The)	(5,946)	(974,549)
DexCom, Inc.*	(7,468)	(335,687)
Endologix, Inc.*	(99,466)	(1,133,912)
Ensign Group, Inc. (The)	(2,504)	(96,955)
ExamWorks Group, Inc.*	(68,653)	(2,662,363)
Hanger, Inc.*	(88,143)	(2,109,262)
Healthways, Inc.*	(36,599)	(567,285)
HeartWare International, Inc.*	(33,967)	(2,619,535)
Henry Schein, Inc.*	(3,521)	(422,626)
HMS Holdings Corp.*	(2,008)	(46,646)
Insulet Corp.*	(61,551)	(2,657,157)
K2M Group Holdings, Inc.*	(1,213)	(19,529)
LDR Holding Corp.*	(47,409)	(1,632,766)
LifePoint Hospitals, Inc.*	(45,107)	(3,157,490)
McKesson Corp.	(641)	(130,386)
Medidata Solutions, Inc.*	(101,852)	(4,594,544)
MWI Veterinary Supply, Inc.*	(17,112)	(2,903,136)
National Healthcare Corp.	(1,768)	(106,628)
Neogen Corp.*	(37,935)	(1,665,347)
Novadaq Technologies, Inc. (Canada)*	(75,790)	(1,183,840)
NuVasive, Inc.*	(8,832)	(361,229)
NxStage Medical, Inc.*	(65,891)	(998,908)
Omnicell, Inc.*	(18,991)	(613,599)
Owens & Minor, Inc.	(5,075)	(169,099)
Patterson Cos., Inc.	(50,049)	(2,157,612)
Providence Service Corp. (The)*	(1,831)	(80,893)
Quidel Corp.*	(37,550)	(1,072,053)
Sirona Dental Systems, Inc.*	(25,143)	(1,974,983)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Spectranetics Corp.*	(97,797)	$(3,107,011)
STERIS Corp.	(5,378)	(332,360)
Surgical Care Affiliates, Inc.*	(11,700)	(358,956)
Tenet Healthcare Corp.*	(52,171)	(2,924,185)
Tornier NV (Netherlands)*	(47,664)	(1,332,209)
Veeva Systems, Inc., Class A*	(90,926)	(2,707,776)
Volcano Corp.*	(88,874)	(899,405)
West Pharmaceutical Services, Inc.	(19,872)	(1,018,440)
Wright Medical Group, Inc.*	(129,437)	(4,092,798)
Zeltiq Aesthetics, Inc.*	(95,951)	(2,460,184)

		(78,550,662)

Household & Personal Products — (0.1)%
Elizabeth Arden, Inc.*	(3,906)	(64,058)
Revlon, Inc., Class A*	(6,282)	(215,473)
Spectrum Brands Holdings, Inc.	(11,670)	(1,057,185)
WD-40 Co.	(160)	(12,267)

		(1,348,983)

Media — (2.5)%
AMC Entertainment Holdings, Inc., Class A	(8,647)	(219,634)
AMC Networks, Inc., Class A*	(41,156)	(2,496,111)
Carmike Cinemas, Inc.*	(182)	(5,833)
Charter Communications, Inc., Class A*	(28,397)	(4,497,801)
DreamWorks Animation SKG, Inc., Class A*	(83,347)	(1,856,971)
EW Scripps Co. (The), Class A*	(97,830)	(1,878,336)
Gray Television, Inc.*	(72,640)	(671,194)
Live Nation Entertainment, Inc.*	(121,135)	(3,149,510)
Madison Square Garden Co. (The), Class A*	(11,776)	(892,150)
MDC Partners, Inc., Class A (Canada)	(52,988)	(1,096,852)
Media General, Inc.*	(10,530)	(157,318)
National CineMedia, Inc.	(77,176)	(1,227,098)
Rentrak Corp.*	(8,076)	(620,802)
Scholastic Corp.	(32,462)	(1,130,002)
SFX Entertainment, Inc.*	(45,715)	(234,975)
World Wrestling Entertainment, Inc., Class A	(83,167)	(1,027,112)

		(21,161,699)

Pharmaceuticals, Biotechnology & Life Sciences — (13.4)%
ACADIA Pharmaceuticals, Inc.*	(26,448)	(732,610)
Acceleron Pharma, Inc.*	(43,109)	(1,594,171)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Achillion Pharmaceuticals, Inc.*	(193,866)	$(2,277,926)
Agios Pharmaceuticals, Inc.*	(40,700)	(3,420,021)
Akorn, Inc.*	(165,569)	(7,376,099)
Albany Molecular Research, Inc.*	(68,910)	(1,602,847)
Alkermes PLC (Ireland)*	(37,194)	(1,880,157)
AMAG Pharmaceuticals, Inc.*	(16,568)	(546,910)
Anacor Pharmaceuticals, Inc.*	(5,087)	(149,609)
Arena Pharmaceuticals, Inc.*	(861,300)	(3,755,268)
ARIAD Pharmaceuticals, Inc.*	(64,670)	(385,433)
Auspex Pharmaceuticals, Inc.*	(10,306)	(279,293)
AVANIR Pharmaceuticals, Inc.*	(202,653)	(2,622,330)
BioDelivery Sciences International, Inc.*	(221,714)	(3,857,824)
Bluebird Bio, Inc.*	(49,220)	(2,066,748)
Bristol-Myers Squibb Co.	(43,555)	(2,534,465)
Catalent, Inc.*	(4,340)	(112,970)
Celldex Therapeutics, Inc.*	(229,909)	(3,850,976)
Cepheid*	(39,481)	(2,092,888)
Charles River Laboratories International, Inc.*	(7,120)	(449,699)
Chimerix, Inc.*	(21,070)	(654,013)
Clovis Oncology, Inc.*	(22,432)	(1,338,293)
Eli Lilly & Co.	(45,072)	(2,989,626)
Emergent Biosolutions, Inc.*	(43,914)	(993,335)
Endo International PLC (Ireland)*	(6,200)	(414,904)
Fluidigm Corp.*	(58,030)	(1,682,870)
Genomic Health, Inc.*	(30,952)	(1,124,796)
Halozyme Therapeutics, Inc.*	(245,638)	(2,363,038)
ImmunoGen, Inc.*	(198,811)	(1,840,990)
Impax Laboratories, Inc.*	(3,989)	(115,561)
Incyte Corp.*	(32,588)	(2,185,351)
Infinity Pharmaceuticals, Inc.*	(7,089)	(96,552)
Insmed, Inc.*	(9,582)	(135,968)
Intrexon Corp.*	(37,261)	(831,666)
Ironwood Pharmaceuticals, Inc.*	(108,186)	(1,516,768)
Isis Pharmaceuticals, Inc.*	(60,440)	(2,783,866)
Jazz Pharmaceuticals PLC (Ireland)*	(10,483)	(1,769,950)
Karyopharm Therapeutics, Inc.*	(33,188)	(1,363,363)
Kite Pharma, Inc.*	(40,875)	(1,511,966)
KYTHERA Biopharmaceuticals, Inc.*	(32,187)	(1,134,592)
Lexicon Pharmaceuticals, Inc.*	(111,619)	(161,848)
Medicines Co. (The)*	(145,407)	(3,681,705)
Momenta Pharmaceuticals, Inc.*	(76,680)	(836,579)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Mylan, Inc.*	(135)	$(7,229)
Nektar Therapeutics*	(3,672)	(50,637)
Neurocrine Biosciences, Inc.*	(130,774)	(2,421,934)
Novavax, Inc.*	(719,709)	(4,030,370)
Ophthotech Corp.*	(42,281)	(1,763,963)
Orexigen Therapeutics, Inc.*	(284,401)	(1,154,668)
Pacira Pharmaceuticals, Inc.*	(10,599)	(983,799)
Perrigo Co. PLC (Ireland)	(1,974)	(318,702)
Pharmacyclics, Inc.*	(20,220)	(2,642,147)
PTC Therapeutics, Inc.*	(84,685)	(3,461,076)
Puma Biotechnology, Inc.*	(2,845)	(712,957)
Receptos, Inc.*	(32,755)	(3,395,056)
Relypsa, Inc.*	(53,303)	(1,096,443)
Repligen Corp.*	(85,681)	(2,160,875)
Sage Therapeutics, Inc.*	(11,450)	(447,924)
Sangamo BioSciences, Inc.*	(94,568)	(1,148,056)
Synageva BioPharma Corp.*	(45,499)	(3,446,094)
Techne Corp.	(10,890)	(991,535)
TESARO, Inc.*	(57,401)	(1,596,896)
TherapeuticsMD, Inc.*	(174,602)	(775,233)
Theravance Biopharma, Inc. (Cayman Islands)*	(37,543)	(687,037)
Ultragenyx Pharmaceutical, Inc.*	(6,145)	(288,876)
Vertex Pharmaceuticals, Inc.*	(31,029)	(3,495,107)
Zoetis, Inc.	(25,116)	(933,311)
ZS Pharma, Inc.*	(34,696)	(1,305,264)

		(112,431,033)

Retailing — (9.9)%
Advance Auto Parts, Inc.	(38,606)	(5,673,538)
Amazon.com, Inc.*	(18,227)	(5,567,619)
Asbury Automotive Group, Inc.*	(5,123)	(358,815)
Ascena Retail Group, Inc.*	(322,566)	(4,015,947)
CarMax, Inc.*	(113,246)	(6,331,584)
CST Brands, Inc.	(99,985)	(3,824,426)
Groupon, Inc.*	(597,556)	(4,368,134)
JC Penney Co., Inc.*	(307,559)	(2,340,524)
LKQ Corp.*	(48,318)	(1,380,445)
Lumber Liquidators Holdings, Inc.*	(95,988)	(5,161,275)
Mattress Firm Holding Corp.*	(7,459)	(471,334)
Men’s Wearhouse, Inc. (The)	(132,324)	(6,223,198)
Monro Muffler Brake, Inc.	(25,955)	(1,387,035)
Netflix, Inc.*	(5,096)	(2,001,556)
Nordstrom, Inc.	(16,606)	(1,205,762)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Office Depot, Inc.*	(781,206)	$(4,077,895)
Pep Boys-Manny Moe & Jack (The)*	(5,283)	(50,347)
Pier 1 Imports, Inc.	(164,702)	(2,124,656)
Rent-A-Center, Inc.	(11,462)	(354,978)
Restoration Hardware Holdings, Inc.* .	(47,825)	(3,841,304)
RetailMeNot, Inc.*	(136,941)	(2,883,977)
Select Comfort Corp.*	(62,613)	(1,608,528)
Shutterfly, Inc.*	(66,955)	(2,800,728)
Signet Jewelers Ltd. (Bermuda)	(46,199)	(5,544,342)
Stage Stores, Inc.	(7,481)	(126,204)
Tuesday Morning Corp.*	(97,343)	(1,984,824)
Vitamin Shoppe, Inc.*	(129,606)	(6,082,410)
Wayfair, Inc., Class A*	(47,987)	(1,204,474)

		(82,995,859)

Semiconductors & Semiconductor Equipment — (4.8)%
Advanced Micro Devices, Inc.*	(822,232)	(2,302,250)
Analog Devices, Inc.	(61,179)	(3,035,702)
Applied Micro Circuits Corp.*	(117,152)	(757,973)
Avago Technologies Ltd. (Singapore) .	(46,347)	(3,997,429)
Brooks Automation, Inc.	(71,694)	(883,987)
Cree, Inc.*	(175,614)	(5,528,329)
Entegris, Inc.*	(162,253)	(2,203,396)
First Solar, Inc.*	(33,650)	(1,981,985)
GT Advanced Technologies, Inc.*	(159,175)	(96,301)
KLA-Tencor Corp.	(2,627)	(207,927)
M/A-COM Technology Solutions Holdings, Inc.*	(27,657)	(608,177)
Microchip Technology, Inc.	(6,180)	(266,420)
Microsemi Corp.*	(99,156)	(2,584,997)
PMC-Sierra, Inc.*	(230,945)	(1,799,062)
Spansion, Inc., Class A*	(277,983)	(5,720,890)
SunEdison, Inc.*	(143,184)	(2,793,520)
Ultratech, Inc.*	(67,236)	(1,286,225)
Veeco Instruments, Inc.*	(111,747)	(4,021,775)

		(40,076,345)

Software & Services — (18.2)%
Adobe Systems, Inc.*	(74,327)	(5,211,809)
AOL, Inc.*	(2,964)	(129,023)
Autodesk, Inc.*	(96,925)	(5,577,065)
Barracuda Networks, Inc.*	(35,831)	(1,151,967)
Benefitfocus, Inc.*	(40,673)	(1,127,049)
Blucora, Inc.*	(21,569)	(365,594)
Bottomline Technologies de, Inc.*	(50,928)	(1,277,784)
BroadSoft, Inc.*	(40,431)	(925,870)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CommVault Systems, Inc.*	(95,504)	$(4,234,647)
comScore, Inc.*	(46,144)	(1,944,508)
Convergys Corp.	(142,650)	(2,877,251)
CoreLogic, Inc.*	(46,246)	(1,450,737)
Cornerstone OnDemand, Inc.*	(181,152)	(6,570,383)
CoStar Group, Inc.*	(1,460)	(235,191)
Cvent, Inc.*	(40,783)	(1,057,911)
Dealertrack Technologies, Inc.*	(55,831)	(2,626,849)
Demandware, Inc.*	(77,824)	(4,665,549)
Digital River, Inc.*	(23,597)	(603,375)
Ellie Mae, Inc.*	(54,066)	(2,075,053)
Envestnet, Inc.*	(39,195)	(1,741,042)
Equinix, Inc.	(6,243)	(1,304,163)
FireEye, Inc.*	(125,325)	(4,259,797)
FleetMatics Group PLC (Ireland)*	(10,747)	(399,143)
Forrester Research, Inc.	(3,016)	(121,484)
Fortinet, Inc.*	(140,109)	(3,649,839)
Global Eagle Entertainment, Inc.*	(105,485)	(1,290,082)
Global Payments, Inc.	(6,980)	(561,890)
Google, Inc., Class C*	(43)	(24,040)
Heartland Payment Systems, Inc.	(17,426)	(900,053)
Imperva, Inc.*	(47,001)	(1,925,631)
Infoblox, Inc.*	(162,982)	(2,630,529)
Interactive Intelligence Group, Inc.*	(33,873)	(1,634,711)
Jive Software, Inc.*	(74,656)	(456,148)
LinkedIn Corp., Class A*	(2,291)	(524,547)
LivePerson, Inc.*	(66,722)	(960,797)
LogMeIn, Inc.*	(55,846)	(2,683,400)
Manhattan Associates, Inc.*	(77,140)	(3,094,085)
Marketo, Inc.*	(108,123)	(3,489,129)
MicroStrategy, Inc., Class A*	(10,286)	(1,654,812)
MobileIron, Inc.*	(78,412)	(788,825)
Move, Inc.*	(75,486)	(1,581,432)
NetSuite, Inc.*	(34,505)	(3,749,313)
Nuance Communications, Inc.*	(414,651)	(6,398,065)
Pandora Media, Inc.*	(40,212)	(775,287)
Paycom Software, Inc.*	(26,020)	(461,855)
Proofpoint, Inc.*	(88,983)	(3,918,811)
PROS Holdings, Inc.*	(20,847)	(583,299)
Qlik Technologies, Inc.*	(48,422)	(1,372,764)
Qualys, Inc.*	(5,338)	(171,243)
Rackspace Hosting, Inc.*	(147,318)	(5,651,118)
RealPage, Inc.*	(84,819)	(1,685,354)
Sapient Corp.*	(168,570)	(2,919,632)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
ServiceNow, Inc.*	(14,410)	$(978,871)
Shutterstock, Inc.*	(56,838)	(4,419,723)
Silver Spring Networks, Inc.*	(23,526)	(225,379)
Splunk, Inc.*	(73,682)	(4,868,907)
SPS Commerce, Inc.*	(4,100)	(239,030)
Tableau Software, Inc., Class A*	(54,203)	(4,476,626)
Tangoe, Inc.*	(8,135)	(119,340)
TIBCO Software, Inc.*	(235,345)	(5,500,013)
Twitter, Inc.*	(105,756)	(4,385,701)
Tyler Technologies, Inc.*	(1,802)	(201,680)
Vantiv, Inc., Class A*	(46,581)	(1,440,285)
Varonis Systems, Inc.*	(10,523)	(204,988)
VASCO Data Security International, Inc.*	(3,762)	(95,254)
Verint Systems, Inc.*	(101,578)	(5,839,719)
Vistaprint NV (Netherlands)*	(1,280)	(85,581)
Web.com Group, Inc.*	(17,259)	(354,327)
Workday, Inc., Class A*	(26,460)	(2,526,401)
Xoom Corp.*	(1,956)	(29,536)
Yelp, Inc.*	(65,974)	(3,958,440)
Zendesk, Inc.*	(18,739)	(487,214)
Zillow, Inc., Class A*	(2,342)	(254,646)
Zynga, Inc., Class A*	(1,737,350)	(4,430,243)

		(152,591,839)

Technology Hardware & Equipment — (6.1)%
ADTRAN, Inc.	(1,656)	(35,124)
Amphenol Corp., Class A	(8,024)	(405,854)
Arista Networks, Inc.*	(18,115)	(1,471,844)
Avnet, Inc.	(10,258)	(443,658)
Badger Meter, Inc.	(772)	(43,942)
Belden, Inc	(46,829)	(3,333,757)
Benchmark Electronics, Inc.*	(38,040)	(902,309)
BlackBerry Ltd. (Canada)*	(313,151)	(3,288,086)
CalAmp Corp.*	(70,545)	(1,360,108)
Celestica, Inc. (Canada)*	(37,285)	(409,389)
Ciena Corp.*	(233,983)	(3,921,555)
Cognex Corp.*	(2,508)	(99,216)
Cray, Inc.*	(63,275)	(2,193,112)
Electronics For Imaging, Inc.*	(85,940)	(3,929,177)
FARO Technologies, Inc.*	(8,036)	(450,016)
Finisar Corp.*	(271,716)	(4,543,092)
Infinera Corp.*	(238,694)	(3,468,224)
Ingram Micro, Inc., Class A*	(13,538)	(363,360)
Ixia*	(99,487)	(958,060)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Jabil Circuit, Inc.	(58,149)	$(1,218,222)
MTS Systems Corp.	(9,839)	(649,472)
Nimble Storage, Inc.*	(127,119)	(3,477,976)
Plantronics, Inc.	(13,032)	(675,970)
Plexus Corp.*	(27,063)	(1,119,055)
Riverbed Technology, Inc.*	(44,845)	(851,607)
ScanSource, Inc.*	(18,797)	(717,669)
Sierra Wireless, Inc. (Canada)*	(4,365)	(119,514)
Sonus Networks, Inc.*	(592,766)	(2,056,898)
SYNNEX Corp.	(56,289)	(3,894,073)
ViaSat, Inc.*	(74,690)	(4,678,582)

		(51,078,921)

Telecommunication Services — (2.1)%
8X8, Inc.*	(185,787)	(1,460,286)
Cogent Communications Holdings, Inc.	(69,755)	(2,367,485)
Globalstar, Inc.*	(33,968)	(80,504)
Iridium Communications, Inc.*	(149,113)	(1,416,574)
RingCentral, Inc., Class A*	(109,032)	(1,432,680)
SBA Communications Corp., Class A*	(19,760)	(2,219,641)
Sprint Corp.*	(134,521)	(797,710)
T-Mobile US, Inc.*	(160,511)	(4,685,316)
tw telecom, Inc.*	(45,381)	(1,941,399)
United States Cellular Corp.*	(26,777)	(975,218)

		(17,376,813)

Transportation — (4.2)%
Allegiant Travel Co.	(29,398)	(3,923,751)
ArcBest Corp	(605)	(23,413)
Atlas Air Worldwide Holdings, Inc.*	(52,421)	(1,935,383)
Canadian National Railway Co. (Canada)	(3,034)	(214,140)
Canadian Pacific Railway Ltd. (Canada)	(4,951)	(1,028,224)
FedEx Corp.	(4,133)	(691,864)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Genesee & Wyoming, Inc., Class A*	(38,600)	$(3,713,320)
Hawaiian Holdings, Inc.*	(25,198)	(436,933)
Heartland Express, Inc.	(81,556)	(2,050,318)
Hub Group, Inc., Class A*	(67,913)	(2,464,563)
JetBlue Airways Corp.*	(483,313)	(5,577,432)
Kansas City Southern	(12,640)	(1,552,066)
Knight Transportation, Inc.	(44,489)	(1,301,748)
Marten Transport Ltd	(19,518)	(382,943)
Roadrunner Transportation Systems, Inc.*	(37,420)	(771,226)
Ryder System, Inc.	(20,168)	(1,784,263)
Saia, Inc.*	(1,276)	(62,549)
Spirit Airlines, Inc.*	(33,404)	(2,442,166)
Universal Truckload Services, Inc.	(7,624)	(200,664)
UTi Worldwide, Inc. (British Virgin Islands)*	(236,525)	(2,585,218)
Wesco Aircraft Holdings, Inc.*	(88,251)	(1,566,455)
XPO Logistics, Inc.*	(4,573)	(182,554)

		(34,891,193)

TOTAL COMMON STOCK (Proceeds $799,797,157)		(829,032,050)

TOTAL SECURITES SOLD SHORT - (99.0)% (Proceeds $799,797,157)		(829,032,050)

OTHER ASSETS IN EXCESS OF LIABILITIES - 73.3%		613,868,866

NET ASSETS - 100.0%		$837,885,407

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan (see Note 5 of the Notes to Financial Statements)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

	Gotham Absolute Return Fund	Gotham Absolute 500 Fund
Assets
Investments, at value (Cost $3,390,911,641 and $8,077,412, respectively)	$3,594,163,636	$8,375,152
Cash collateral for securities on loan	599,423,863	157,920
Cash	84,795,576	46,282
Deposits with brokers for securities sold short	1,677,607,188	2,284,570
Receivables:
Investments sold	384,657,084	1,255,668
Capital shares sold	32,835,492	—
Dividends and interest	1,717,914	6,459
Investment Adviser	—	16,396
Prepaid expenses and other assets	215,512	—

Total assets	6,375,416,265	12,142,447

Liabilities
Securities sold short, at value (proceeds $1,762,658,484 and $4,701,469, respectively)	1,812,684,825	4,857,181
Payables:
Investments purchased	1,024,401,495	1,236,175
Securities lending collateral	599,423,863	157,920
Investment Adviser	4,745,892	—
Capital shares redeemed	2,951,466	—
Dividends and fees on securities sold short	1,344,035	4,748
Administration and accounting fees	171,321	25,953
Custodian fees	132,690	4,840
Accrued expenses	40,429	43,303

Total liabilities	3,445,896,016	6,330,120

Net Assets	$2,929,520,249	$5,812,327

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,111,909	$5,580
Paid-in capital	2,790,609,293	5,571,208
Accumulated net investment loss	(11,824,607)	(15,254)
Accumulated net realized gain/(loss) from investments and securities sold short	(4,602,000)	108,765
Net unrealized appreciation on investments and securities sold short	153,225,654	142,028

Net Assets	$2,929,520,249	$5,812,327

Institutional Class:
Net assets	$2,929,520,249	$5,812,327

Shares Outstanding	211,190,943	557,978

Net asset value, offering and redemption price per share	$13.87	$10.42

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

	Gotham Enhanced Return Fund	Gotham Neutral Fund
Assets
Investments, at value (Cost $2,219,047,204 and $1,006,658,472, respectively)	$2,391,422,777	$1,053,048,591
Cash collateral for securities on loan	394,551,856	72,107,981
Cash	7,028,825	12,989,341
Deposits with brokers for securities sold short	419,550,989	665,846,265
Receivables:
Investments sold	258,915,514	196,936,260
Capital shares sold	5,993,934	7,058,891
Dividends and interest	962,453	433,655
Prepaid expenses and other assets	141,717	77,712

Total assets	3,478,568,065	2,008,498,696

Liabilities
Securities sold short, at value (proceeds $1,025,053,475 and $799,797,157, respectively)	1,053,889,215	829,032,050
Payables:
Investments purchased	674,153,881	264,854,553
Securities lending collateral	394,551,856	72,107,981
Investment Adviser	2,083,389	1,388,975
Dividends and fees on securities sold short	852,060	429,297
Capital shares redeemed	337,645	2,646,613
Administration and accounting fees	108,019	71,651
Custodian fees	77,574	42,734
Accrued expenses	36,705	39,435

Total liabilities	2,126,090,344	1,170,613,289

Net Assets	$1,352,477,721	$837,885,407

Net Assets Consisted of:
Capital stock, $0.01 par value	$1,020,419	$747,800
Paid-in capital	1,149,007,211	832,861,393
Accumulated net investment loss	(3,891,478)	(4,145,657)
Accumulated net realized gain/(loss) from investments and securities sold short	62,801,736	(8,733,355)
Net unrealized appreciation on investments and securities sold short	143,539,833	17,155,226

Net Assets	$1,352,477,721	$837,885,407

Institutional Class:
Net assets	$1,352,477,721	$837,885,407

Shares Outstanding	102,041,887	74,780,018

Net asset value, offering and redemption price per share	$13.25	$11.20

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statement of Operations

For the Six Months/Period Ended October 31, 2014

(Unaudited)

	Gotham Absolute Return Fund	Gotham Absolute 500 Fund*
Investment Income
Dividends	$17,835,725	$38,952
Interest	977	—
Income from securities loaned (Note 5)	1,628,555	—

Total investment income	19,465,257	38,952

Expenses
Advisory fees (Note 2)	22,016,161	25,197
Dividends and fees on securities sold short	7,857,598	25,860
Transfer agent fees (Note 2)	746,601	9,214
Administration and accounting fees (Note 2)	310,435	25,953
Custodian fees (Note 2)	98,372	4,840
Legal fees	96,012	5,705
Trustees’ and officers’ fees (Note 2)	45,722	4,808
Registration and filing fees	44,663	9,906
Printing and shareholder reporting fees	42,401	3,912
Audit fees	12,470	5,868
Other expenses	19,429	5,125

Total expenses before waivers and reimbursements	31,289,864	126,388

Recoupments and/or waivers, reimbursements (Note 2)	—	(72,182)

Net expenses after waivers and reimbursements	31,289,864	54,206

Net investment loss	(11,824,607)	(15,254)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	5,158,443	—
Net realized gain/(loss) from securities sold short	(21,517,256)	108,765
Net change in unrealized appreciation on investments	161,862,685	297,741
Net change in unrealized depreciation on securities sold short	(69,759,396)	(155,713)

Net realized and unrealized gain on investments	75,744,476	250,793

Net increase in net assets resulting from operations	$63,919,869	$235,539

*	The Fund commenced operations on July 31, 2014.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

	Gotham Enhanced Return Fund	Gotham Neutral Fund
Investment Income
Dividends	$12,376,759	$4,154,470
Interest	379	262
Income from securities loaned (Note 5)	1,004,406	224,377

Total investment income	13,381,544	4,379,109

Expenses
Advisory fees (Note 2)	10,545,042	5,285,869
Dividends and fees on securities sold short	5,961,692	2,800,118
Transfer agent fees (Note 2)	321,590	154,111
Administration and accounting fees (Note 2)	193,988	126,278
Custodian fees (Note 2)	67,658	24,366
Legal fees	40,309	19,774
Registration and filing fees	35,089	16,388
Trustees’ and officers’ fees (Note 2)	26,746	6,478
Printing and shareholder reporting fees	23,411	8,365
Audit fees	15,093	12,487
Other expenses	21,374	5,560

Total expenses before waivers and reimbursements	17,251,992	8,459,794

Recoupments and/or waivers, reimbursements (Note 2)	7,031	64,972

Net expenses after waivers and reimbursements	17,259,023	8,524,766

Net investment loss	(3,877,479)	(4,145,657)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	40,916,925	841
Net realized loss from securities sold short	(6,971,291)	(10,348,898)
Net change in unrealized appreciation on investments	80,709,627	42,605,343
Net change in unrealized depreciation on securities sold short	(42,481,781)	(33,791,759)

Net realized and unrealized gain/(loss) on investments	72,173,480	(1,534,473)

Net increase/(decrease) in net assets resulting from operations	$68,296,001	$(5,680,130)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute Return Fund		Gotham Absolute 500 Fund
	For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014	For the Period Ended October 31, 2014 (Unaudited)*
Net increase in net assets from operations:
Net investment loss	$(11,824,607)	$(5,504,378)	$(15,254)
Net realized gain/(loss) from investments and securities sold short	(16,358,813)	28,378,912	108,765
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	92,103,289	59,943,353	142,028

Net increase in net assets resulting from operations	63,919,869	82,817,887	235,539

Less Dividends and Distributions to Shareholders from:
Institutional Class:
Net realized capital gains	—	(13,191,338)	—

Net decrease in net assets from dividends and distributions to shareholders	—	(13,191,338)	—

Increase in Net Assets Derived from Capital Share Transactions and Merger Activity (Note 4 and Note 7)	1,315,390,672	1,426,903,567	5,576,788

Total increase in net assets	1,379,310,541	1,496,530,116	5,812,327

Net assets
Beginning of period	1,550,209,708	53,679,592	—

End of period	$2,929,520,249	$1,550,209,708	$5,812,327

Accumulated net investment loss, end of period	$(11,824,607)	$—	$(15,254)

*	The Fund commenced operations on July 31, 2014.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Enhanced Return Fund		Gotham Neutral Fund
	For the Six Months Ended October 31, 2014 (Unaudited)	For the Period Ended April 30, 2014*	For the Six Months Ended October 31, 2014 (Unaudited)	For the Period Ended April 30, 2014**
Net increase/(decrease) in net assets from operations:
Net investment loss	$(3,877,479)	$(1,304,508)	$(4,145,657)	$(764,360)
Net realized gain/(loss) from investments and securities sold short	33,945,634	36,994,197	(10,348,057)	2,474,111
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	38,227,846	35,742,643	8,813,584	8,341,642

Net increase/(decrease) in net assets resulting from operations	68,296,001	71,432,332	(5,680,130)	10,051,393

Less Dividends and Distributions to Shareholders from:
Institutional Class:
Net realized capital gains	—	(4,952,065)	—	(116,920)

Net decrease in net assets from dividends and distributions to shareholders	—	(4,952,065)	—	(116,920)

Increase in Net Assets Derived from Capital Share Transactions and Merger Activity (Note 4 and Note 7)	481,264,841	736,436,612	615,093,937	218,537,127

Total increase in net assets	549,560,842	802,916,879	609,413,807	228,471,600

Net assets
Beginning of period	802,916,879	—	228,471,600	—

End of period	$1,352,477,721	$802,916,879	$837,885,407	$228,471,600

Accumulated net investment loss, end of period	$(3,891,478)	$(13,999)	$(4,145,657)	$—

*	The Fund commenced operations on May 31, 2013.
**	The Fund commenced operations on August 30, 2013.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flows

(Unaudited)

	Gotham Absolute Return Fund	Gotham Absolute 500 Fund
	For the Six Months Ended October 31, 2014	For the Period Ended October 31, 2014*
Cash flows provided from (used in) operating activities:
Net increase in net assets resulting from operations	$63,919,869	$235,539
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(6,349,727,315)	(16,826,350)
Proceeds from disposition of long-term portfolio investments	4,803,826,135	8,852,255
Purchases to cover securities sold short	(2,296,367,431)	(2,132,731)
Proceeds from securities sold short	3,071,527,255	6,839,648
Net realized gain/(loss) on investments and securities sold short	16,358,813	(108,765)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(92,103,289)	(142,028)
Increase in deposits with brokers for securities sold short	(1,069,562,193)	(2,284,570)
Increase in receivable for securities sold	(256,657,956)	(1,255,668)
Increase in dividend and interest receivable	(806,103)	(6,459)
Increase in prepaid expenses and other assets	(164,289)	—
Increase in payable for investments purchased	889,761,013	1,236,175
Increase in dividends and fees payable for securities sold short	739,119	4,748
Increase/(decrease) in payable for investment advisor	2,357,975	(16,396)
Increase in accrued expense payable	3,092	74,096

Net cash used in operating activities	(1,216,895,305)	(5,530,506)

Cash flows from financing activities:
Net payment from Fund share activity	1,295,492,359	5,576,788

Net cash provided by financing activities	1,295,492,359	5,576,788

Net increase in cash	78,597,054	46,282
Cash at beginning of period	6,198,522	—

Cash at end of period	$84,795,576	$46,282

Supplemental disclosure of cash flow information:
Cash paid during the period for financing charges	$4,835,766	$4,972

* The Fund commenced operations on July 31, 2014.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flows

(Unaudited)

	Gotham Enhanced Return Fund	Gotham Neutral Fund
	For the Six Months Ended October 31, 2014	For the Six Months Ended October 31, 2014
Cash flows provided from (used in) operating activities:
Net increase/(decrease) in net assets resulting from operations	$68,296,001	$(5,680,130)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(4,285,001,455)	(2,197,286,114)
Proceeds from disposition of long-term portfolio investments	3,428,070,879	1,469,297,048
Purchases to cover securities sold short	(1,584,891,259)	(1,013,223,754)
Proceeds from securities sold short	1,973,943,916	1,570,485,911
Net realized gain/(loss) on investments and securities sold short	(33,945,633)	10,348,057
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(38,227,847)	(8,813,584)
Increase in deposits with brokers for securities sold short	(415,502,406)	(501,948,125)
Increase in receivable for securities sold	(141,840,584)	(160,549,448)
Increase in dividend and interest receivable	(176,168)	(323,152)
Increase in prepaid expenses and other assets	(42,216)	(58,894)
Increase in payable for investments purchased	556,326,104	228,203,816
Increase in dividends and fees payable for securities sold short	315,776	318,902
Increase in payable for investment advisor	835,910	1,074,947
Increase/(decrease) in accrued expense payable	(29,699)	68,722

Net cash used in operating activities	(471,868,681)	(608,085,798)

Cash flows from financing activities:
Net payment from Fund share activity	478,364,027	616,926,365

Net cash provided by financing activities	478,364,027	616,926,365

Net increase in cash	6,495,346	8,840,567
Cash at beginning of period	533,479	4,148,774

Cash at end of period	$7,028,825	$12,989,341

Supplemental disclosure of cash flow information:
Cash paid during the period for financing charges	$4,116,536	$1,653,515

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for each Institutional Class share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions

Gotham Absolute Return Fund
Institutional Class Shares
05/01/2014-10/31/2014(4)	$13.45	$(0.07)	$0.49	$0.42	$ —	$ —	$ —
05/01/2013-04/30/2014	11.40	(0.16)	2.77	2.61	—	(0.56)	(0.56)
08/31/2012*-4/30/2013	10.00	(0.08)	1.53	1.45	(0.01)	(0.05)	(0.06)

Gotham Absolute 500 Fund
Institutional Class Shares
07/31/2014* -10/31/2014(4)	$10.00	$(0.03)	$0.45	$0.42	$ —	$ —	$ —

Gotham Enhanced Return Fund
Institutional Class Shares
05/01/2014-10/31/2014(4)	$12.39	$(0.05)	$0.91	$0.86	$ —	$ —	$ —
05/31/2013* -04/30/2014	10.00	(0.07)	2.96	2.89	—	(0.50)	(0.50)

Gotham Neutral Fund
Institutional Class Shares
05/01/2014-10/31/2014(4)	$11.21	$(0.09)	$0.08	$(0.01)	$ —	$ —	$ —
08/30/2013* -04/30/2014	10.00	(0.12)	1.37	1.25	—	(0.04)	(0.04)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(4)	Unaudited.
(5)	Amount is less than $0.005 per share.
(6)	Annualized.
(7)	Not annualized.
(8)

Portfolio turnover excludes the purchases and sales of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund (see Note 6). If these transactions were included, portfolio turnover would have been higher.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights

Redemption Fees	Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments (excluding dividend and interest expense)	Ratio of Expenses to Average Net Assets without waivers, expense reimbursements, and recoupments if any(3)	Ratio of Net Investment Income to Average Net Assets (including dividend and interest expense)	Portfolio Turnover Rate

$0.00(5)	$13.87	3.12%	$2,929,520	2.84%(6)	2.13%(6)	2.84%(6)	(1.07)%(6)	181.18%(7)
0.00(5)	13.45	23.21%	1,550,210	2.98%	2.20%	2.96%	(1.23)%	399.16%
0.01	11.40	14.67%	53,680	3.24%(6)	2.25%(6)	4.18%(6)	(1.13)%(6)	279.84%(7)

$ —	$10.42	4.20%	$ 5,812	4.30%(6)	2.26%(6)	10.04%(6)	(1.21)%(6)	153.40%(7)

$0.00(5)	$13.25	6.94%	$1,352,478	3.27%(6)	2.15%(6)	3.27%(6)	(0.74)%(6)	186.81%(7)
0.00(5)	12.39	29.36%	802,917	3.54%(6)	2.25%(6)	3.54%(6)	(0.63)%(6)	364.77%(7)(8)

$0.00(5)	$11.20	(0.09)%	$ 837,885	3.23%(6)	2.17%(6)	3.20%(6)	(1.57)%(6)	228.42%(7)
0.00(5)	$11.21	12.50%	228,472	3.43%(6)	2.25%(6)	3.57%(6)	(1.64)%(6)	191.65%(7)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham Absolute Return Fund, the Gotham Absolute 500 Fund, the Gotham Enhanced Return Fund and the Gotham Neutral Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Gotham Absolute Return Fund commenced investment operations on August 31, 2012. The Gotham Absolute 500 Fund commenced operations on July 31, 2014. The Gotham Enhanced Return Fund commenced investment operations on May 31, 2013. The Gotham Neutral Fund commenced investment operations on August 30, 2013. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds offers one class of shares, Institutional Class.

The Funds seek to achieve their investment objective by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. There are no limits on the market capitalizations of the companies in which the Funds may invest.

The Funds will generally take long positions in securities that Gotham Asset Management, LLC (“Gotham or The Adviser”) believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation. Using a proprietary methodology, securities are analyzed and ranked by the Adviser’s research team. Such analysis forms the basis of the Adviser’s proprietary database that is used to generate the portfolio. By taking both long and short positions, the Adviser attempts to provide protection in down markets relative to a fund that takes only long positions. The Adviser seeks to maintain a Fund’s net equity market exposure, which is the value of a Fund’s long positions minus its short positions, in the range of approximately 0%-70%, 0%-70%, 70%-100% and 0%-25% for Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund, respectively. In addition, the Adviser expects that a Fund’s gross equity market exposure, which is the value of a Fund’s long positions plus its short positions, will not exceed 190%, 250% and 250% for Gotham Absolute Return Fund, Gotham Absolute 500 Fund and Gotham Enhanced Return Fund, respectively. It is anticipated that each Fund will frequently adjust the size of its long and short positions.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Funds are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Funds on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) markets system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and the asked prices for such security in the over-the-counter market. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or

GOTHAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended October 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Short Sales — A Fund’s short sales are subject to special risks. A short sale involves the sale by the Funds of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Funds will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Funds. There can be no assurance that the Funds will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of October 31, 2014, the Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund had securities sold short valued at $1,812,684,825, $4,857,181, $1,053,889,215 and $829,032,050, for which securities of $1,852,490,432, $4,844,234, $1,102,603,845, $794,163,928, and cash deposits of $1,677,607,188, $2,284,570, $419,550,989 and $665,846,265, respectively, were pledged as collateral.

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. For the six months ended October 31, 2014, Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund had net charges of $3,868,132, $2,316,471 and $1,400,889 on securities sold short. For the period from July 31, 2014 (commencement of operations) to October 31, 2014, Gotham Absolute 500 Fund had net charges of $2,456 on securities sold short. This amount is included in dividends and fees on securities sold short on the statement of operations.

As of October 31, 2014, the Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund utilized short sales proceeds of $173,316,126, $2,466,736, $615,544,422 and $161,619,267, and incurred financing charges for the period ended October 31, 2014, of $967,634, $2,517, $1,800,065 and $252,626, respectively,

GOTHAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

to finance purchases of long securities. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short.

2. Transactions with Affiliates and Related Parties

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, Gotham is entitled to receive a monthly fee at the annual rate of 2.00% of each Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 2.25% (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation.

For the period ended October 31, 2014, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
Gotham Absolute Return Fund	$22,016,161	$ —	$22,016,161
Gotham Absolute 500 Fund	25,197	(72,182)	(46,985)
Gotham Enhanced Return Fund	10,545,042	—	10,545,042
Gotham Neutral Fund	5,285,869	—	5,285,869

During the period ended October 31, 2014, Gotham Enhanced Return Fund and Gotham Neutral Fund had investments advisory recoupment of $7,031 and $64,972, respectively. As of October 31, 2014, the amount of potential recovery for the Gotham Absolute 500 Fund was as follows:

Expiration 04/30/2018
Gotham Absolute 500 Fund	$72,182

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees, for their services as a Trustee. The remuneration paid to the Trustee by the Funds during the period ended October 31, 2014 was $107,027. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Funds or the Trust.

3. Investment in Securities

For the six months ended October 31, 2014 (Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund) and from the commencement of operations through October 31, 2014 (Gotham Absolute 500 Fund commenced operations on July 31, 2014), aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Gotham Absolute Return Fund	$6,347,897,191	$4,801,996,011
Gotham Absolute 500 Fund	16,826,350	8,852,255
Gotham Enhanced Return Fund	4,283,680,113	3,426,749,600
Gotham Neutral Fund	2,196,353,574	1,468,364,519

4. Capital Share Transactions

For the six months ended October 31, 2014 (Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund) and from the commencement of operations through October 31, 2014 (Gotham Absolute 500 Fund commenced operations on July 31, 2014), transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Period Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014

	Shares	Value	Shares	Value
Gotham Absolute Return Fund:
Institutional Class Shares:
Sales	114,490,034	$1,567,884,684	114,871,940	$1,482,840,267
Reinvestments	—	—	753,328	9,522,065
Redemption Fees*	—	165,078	—	64,412
Redemptions	(18,567,620)	(252,659,090)	(5,065,727)	(65,523,177)

Net Increase	95,922,414	$1,315,390,672	110,559,541	$1,426,903,567

Gotham Absolute 500 Fund:
Institutional Class Shares:
Sales	557,978	$5,576,788	—	—
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	557,978	$5,576,788	—	—

GOTHAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

	For the Period Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014

	Shares	Value	Shares	Value
Gotham Enhanced Return Fund:
Institutional Class Shares:
Sales	43,946,030	$565,688,309	34,242,031	$394,564,020
Proceeds from Shares issued in connection with mergers (a)	—	—	33,008,932	371,020,411
Reinvestments	—	—	435,768	4,902,396
Redemption Fees*	—	209,459	—	12,613
Redemptions	(6,684,994)	(84,632,927)	(2,905,880)	(34,062,828)

Net Increase	37,261,036	$481,264,841	64,780,851	$736,436,612

Gotham Neutral Fund:
Institutional Class Shares:
Sales	60,210,179	$680,652,081	20,810,372	$223,066,030
Reinvestments	—	—	10,648	111,909
Redemption Fees*	—	80,454	—	28,314
Redemptions	(5,816,999)	(65,638,598)	(434,182)	(4,669,126)

Net Increase	54,393,180	$615,093,937	20,386,838	$218,537,127

*There is a 1.00% redemption fee that may be charged on shares redeemed within 90 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

(a)See Note 7.

5. Securities Lending

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term investments and securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the period ended October 31, 2014, the Funds each had securities lending programs. The market value of securities on loan and collateral as of October 31, 2014 and the income generated from the programs during the period ended October 31, 2014 with respect to such loans are as follows:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

	Market Value of Securities Loaned	Market Value of Collateral	Income Received from Securities Lending
Gotham Absolute Return Fund	$594,941,678	$599,423,863	$1,628,555
Gotham Absolute 500 Fund	155,926	157,920	—
Gotham Enhanced Return Fund	391,326,713	394,551,856	1,004,406
Gotham Neutral Fund	68,761,500	72,107,981	224,377

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Gotham Absolute Return Fund, the Gotham Absolute Return 500 Fund, the Gotham Enhanced Return Fund and the Gotham Neutral Fund’s open securities lending transactions which are subject to a MSLA as of October 31, 2014:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Received	Net Amount
Gotham Absolute Return Fund	$594,941,678	$—	$594,941,678	$—	$(594,941,678)	$—
Gotham Absolute 500 Fund	155,926	—	155,926	—	(155,926)	—
Gotham Enhanced Return Fund	391,326,713	—	391,326,713	—	(391,326,713)	—
Gotham Neutral Fund	68,761,500	—	68,761,500	—	(68,761,500)	—

* Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid by the Funds during the year ended April 30, 2014 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend
Gotham Absolute Return Fund	$13,141,291	$50,047
Gotham Absolute 500 Fund	—	—
Gotham Enhanced Return Fund	4,952,065	—

GOTHAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

	Ordinary Income Dividend	Long-Term Capital Gain Dividend
Gotham Neutral Fund	116,920	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Other Temporary Difference
Gotham Absolute Return Fund	$—	$26,246,361	$ 3,459,202	$44,147,745	$(974,130)
Gotham Absolute 500 Fund	—	—	—	—	—
Gotham Enhanced Return Fund	—	29,916,007	12,993,246	91,821,000	(576,163)
Gotham Neutral Fund	—	5,088,598	—	5,104,734	(236,988)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Gotham Absolute Return Fund	$3,390,911,641	$270,718,843	$(67,466,848)	$203,251,995
Gotham Absolute 500 Fund	8,077,412	384,148	(86,408)	297,740
Gotham Enhanced Return Fund	2,219,047,204	213,301,298	(40,925,725)	172,375,573
Gotham Neutral Fund	1,006,658,472	64,079,205	(17,689,086)	46,390,119

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2014, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2014.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of April 30, 2014, the Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund did not have any capital loss carryforwards.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

7. Fund Mergers

At a meeting of the Board of Trustees of the Trust held on October 29, 2013, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Agreement”) to reorganize each of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund into the Gotham Enhanced Return Fund, each a series of the Trust. The shareholders of each of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund approved the Agreement during a special meeting of the shareholders held on February 5, 2014.

Immediately prior to the reorganization, the Formula Investing U.S. Value 1000 Fund had Class A Shares outstanding and the Formula Investing U.S. Value Select Fund had Class A Shares and Class I Shares outstanding, which were exchanged for Institutional Class Shares of the Gotham Enhanced Return Fund. The following is a summary of shares outstanding, net assets and net asset value per share for these Funds before and after the mergers took place after the close of business on February 7, 2014:

	Before Reorganization			After Reorganization
	Formula Investing U.S. Value 1000 Fund	Formula Investing U.S. Value Select Fund	Gotham Enhanced Return Fund	Gotham Enhanced Return Fund
Class A
Shares	4,212,398	15,223,282	NA	NA
Net Assets	$61,732,742	$233,895,124	NA	NA
Net Asset Value	$14.66	$15.36	NA	NA

Class I
Shares	NA	4,906,586	NA	NA
Net Assets	NA	$75,392,545	NA	NA
Net Asset Value	NA	$15.37	NA	NA

Institutional Class
Shares	NA	NA	19,042,428	52,051,360
Net Assets	NA	NA	$213,989,914	$585,010,325
Net Asset Value	NA	NA	$11.24	$11.24

Fund Total
Shares Outstanding	4,212,398	20,129,868	19,042,428	52,051,360
Net Assets	$61,732,742	$309,287,669	$213,989,914	$585,010,325
Unrealized Appreciation (Depreciation)	$11,047,133	$58,522,211	$(11,030,934)	$58,538,410

Assuming this reorganization had been completed on May 1, 2013, the Gotham Enhanced Return Fund’s results of operations for the year ended April 30, 2014 would have been as follows:

Net Investment Income	$ 2,264,700
Net realized and change in unrealized gains (losses) on investments and securities sold short	$209,971,190

Net increase in asset from operations	$212,235,890

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

Because the combined portfolios of investments have been managed as a single portfolio since the mergers were completed, it is not practical to separate the amounts of revenue and earnings to the Gotham Enhanced Return Fund that have been included in its statements of operations since the mergers.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on June 11-12, 2014 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved (i) the continuation of the advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust (the “Agreement”), with respect to the Gotham Absolute Return Fund (“Absolute Fund”), Gotham Enhanced Return Fund (“Enhanced Fund”) and Gotham Neutral Fund (“Neutral Fund”) (each, an “Existing Fund” and collectively, the “Existing Funds”) for an additional one year period; and (ii) the Agreement with respect to the Gotham Absolute 500 Fund (the “Absolute 500 Fund,” and, collectively with the Existing Funds, the “Funds”) for an initial two-year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) the services performed or to be performed for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of a Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service a Fund; (x) with respect to the Existing Funds, compliance with such Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. At the Meeting, the Adviser also provided its most recent Form ADV for the Trustees’ review and consideration. The Trustees noted the reports and discussions with portfolio managers at Board meetings throughout the year covering matters such as the relative performance of the Existing Funds and compliance with the investment objectives, policies, strategies and limitations for the Existing Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. At the Meeting, the Trustees received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from Gotham attended the Meeting both in person and via teleconference. The representatives from Gotham discussed the firm’s history, performance and investment strategies in connection with the proposed approval of the Agreement and answered questions from the Board.

The Trustees considered the investment performance information for the Funds and the Adviser. With respect to the Existing Funds, the Trustees reviewed performance information for the Existing Funds as compared to their respective

GOTHAM FUNDS

Other Information

(Unaudited)

benchmark indices and Lipper categories for the year to date, one year and since inception periods ended March 31, 2014, as applicable. The Trustees also received performance information for the Existing Funds for the one year and since inception periods ended April 30, 2014, as applicable, as compared to their respective benchmark indices and other private funds managed by the Adviser in a similar manner. With respect to the Absolute 500 Fund, the Trustees reviewed performance information for a private fund managed by the Adviser and the performance information of the Absolute Fund including comparisons to the HFRI Equity Hedge Index, for the one year, three year and since inception periods from July 2009 through April 30, 2014. They concluded that the performance of each of the Existing Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the services provided or proposed to be provided to the Funds and any other ancillary benefits resulting from the Adviser’s relationship with the Funds. For each Fund, the Trustees also reviewed information regarding the fees the Adviser charges to other clients and evaluated explanations provided by the Adviser as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees also discussed the limitations of the comparative expense information of the Funds, given the potential varying nature, extent and quality of the services provided by the advisers of other portfolios included in the Funds’ respective Lipper categories. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies to those of the Funds. The Trustees concluded that the advisory fees and services provided by the Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Gotham.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Existing Funds:

Absolute Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds in the Lipper Absolute Return Fund category. With respect to performance, the Trustees noted that the Absolute Fund outperformed the HFRX Equity Hedge Index and the Lipper Absolute Return Fund category for the year to date, one year and since inception periods ended March 31, 2014 and also outperformed a private fund managed by the Adviser in a comparable manner for the one year and since inception periods ended April 30, 2014. Based on their review, the Trustees concluded that the performance of the Fund was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Adviser.

Enhanced Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Long/Short Equity Fund category. With respect to performance, the Trustees noted that the Enhanced Fund outperformed the S&P 500 Daily Reinvestment Index and the Lipper Alternative Long/Short Equity Fund category for the year to date and since inception periods ended March 31, 2014 and also outperformed a private fund managed by the Adviser in a comparable manner for the since inception period ended April 30, 2014. Based on their review, the Trustees concluded that the performance of the Fund was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Adviser.

Neutral Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Equity Market-Neutral Fund category with $250 million or less in assets. With respect to performance, the Trustees noted that the Neutral Fund outperformed the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Equity Market-Neutral Fund category for the year to date and since inception periods ended March 31, 2014 and also outperformed a private fund managed by the Adviser in a comparable manner for the since inception period ended April 30, 2014. Based on their review, the Trustees

GOTHAM FUNDS

Other Information (Concluded)

(Unaudited)

concluded that the performance of the Fund was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Adviser.

The Trustees then considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports regarding the Adviser’s compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided or to be provided to each Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Funds are likely to benefit from the provision of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Funds, as well as the Adviser’s profitability. The Trustees were provided with the Adviser’s most recent balance sheet. The Trustees considered any direct or indirect revenues which would be received by the Adviser. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Funds specifically. Based on the information provided, the Trustees concluded that the Adviser’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the Funds.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for each of the Funds for the benefit of fund shareholders but the advisory fee structure for the Fund did not currently include breakpoint reductions as asset levels increased.

In voting to approve the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interest of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement with respect to the Absolute 500 Fund for an initial two year period and the continuation of the Agreement with respect to each Existing Fund for an additional one year period.

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at 1-877-974-6852.

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

LATEEF FUND

Semi-Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

Dear Lateef Fund Shareholder:

While we do not take our underperformance this quarter or year to date lightly, our concentrated portfolio and high “active share” (discussed below) can, at times, lead to periods of large dislocation relative to the broad market. We believe that these same factors, however, create the best opportunity for us to not only reverse recent underperformance, but outperform over the long term.

Active share, a term that was introduced to the investment world over the past decade, measures the difference between portfolio weightings and weightings of constituents within a benchmark index. For long-only portfolios, this measurement ranges from 0% to 100% with index funds having an active share of 0% and typical active managers having an active share near 50%. The definition of an active manager has evolved over time. Whereas portfolios with less than 60% active share only accounted for 1.5% of the industry in 1980, they made up 44.8% of the industry in 2003. Conversely, portfolios with greater than 80% active share accounted for 42.8% of the industry in 1980, but only represented 23.3% in 2003.1

Investment managers have three basic methods to generate active share: (1) exclude stocks held in the benchmark, (2) include stocks not held in the benchmark, and (3) hold different weightings than the benchmark. While most small-cap managers gain active share through the second method, most large-cap managers rely on the third, as not holding the largest weights in a capitalization-weighted index, such as the S&P 500, creates risks for managers. In general, it is the magnitude of difference relative to the largest weightings in an index that matter, not the number of holdings in a portfolio.

With high active share, portfolios become more susceptible to volatility in performance. Market-capitalization weighted indices tend to skew overall index returns towards the largest weighted members regardless of whether they are representative of the full index. As low active share portfolios tend to hold these largest weights, their tracking errors decline.2 We would like to note that tracking error suggests difference as opposed to a mistake.

The chart below shows the median active share and tracking error for over 2,000 funds relative to their respective benchmarks. As active share increases, so do the volatility and dispersion of returns relative to the benchmarks. This makes intuitive sense, as having more active share means holding no, or lower, weightings of the companies that are weighted most when calculating market-weighted index returns. This study suggests that a Fund with 98% active share, like the Lateef Fund, could see normal dispersion in results relative to its benchmark of 11% in any given year. The Lateef Fund had an actual tracking error of 4.8% over the past 5 years.

[1]	Cremers and Petajiisto. How Active is Your Fund Manager? A New Measure that Predicts Performance. International Center for Finance. Yale School of Management. March 2009.
[2]

Tracking error measures the deviation of returns relative to a benchmark. It is calculated as the standard deviation of the difference in returns between a portfolio and its benchmark. Tracking error is expressed as a yearly percentage of expected deviation.

1

LATEEF FUND

Semi-Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

Remembering that tracking error is not akin to underperformance and, in fact, works in both directions, the makeup of tracking error is sector rotation, market timing, and stock selection. Thus, a highly concentrated portfolio that ignores several sectors adopts the risk of having no exposure to an outperforming sector for a period of time, such as old-line technology coming back into favor in 2014.

Active share is a decisive factor in a portfolio’s ability to outperform the S&P 500 after fees, a goal that becomes less attainable when funds hug a benchmark. However, having high active share also opens a manager up to not having exposure in the most heavily weighted names in the S&P 500, potential sector and stock selection risk, and therefore tracking error. Through nine-months of 2014, the 25 largest companies in the S&P 500 accounted for 32.85% of the index and contributed 2.9% to the S&P 500’s total return.3

Our Lateef Fund portfolio is demonstrating this tracking error currently. At Lateef, we construct our portfolio based strictly on our view of price to intrinsic value, not market-capitalization. This, coupled with our concentrated portfolio, produces an active share of 98% and creates periods where our results can differ widely from the S&P 500. The diverse group of investment theses in our portfolio are uncorrelated and progressing in-line with our expectations. We continue to believe that this near term performance will reverse, and that our selection of high quality growth companies creates opportunity for us to not only catch up, but outperform the market over the long run.

[3]	Calculated by Lateef using Bloomberg market data.

2

LATEEF FUND

Semi-Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

Divergent Views Implied by Equity and Bond Markets

Looking outside of our Lateef Fund portfolio and into debt and equity markets globally, we find contrasting outlooks and appetites for risk. There has been much speculation that the Federal Reserve is creating an asset bubble due to its accommodative monetary policy. The world’s bond markets have tested the consensus belief that money injected into the economy will lead to inflation. Carmen Reinhart and Kenneth Rogoff’s excellent research on the boom-to-bust cycles of sovereign debt has been often discussed by investors since the credit crisis. In This Time Is Different, the pair claim that that the issuance of sovereign debt inevitably leads to financial inflation. Many investors are familiar with this book. Nonetheless, world bond markets have appeared to be poor students.

As of the writing of this letter in early October, the short-term interest rate in Ireland was negative. Yes, negative. The Fisher Effect, which states that nominal interest rates are equal to the real rate plus inflation expectations, indicates that market must be expecting deflation in Ireland over the next two years. Longer term, inflation expectations are contracting as the 10-year note contracted 70 bps to 1.6% during the third quarter.4 Yet, Irish GDP expectations for the year recently increased from 2.5% to 4.5%.5 Furthermore, greater austerity has reduced loans to Irish residents from €1.5 million in November 2008 to roughly €700 thousand today. Consumer debt remains at 200% of disposable income and sovereign debt accounts for 124% of GDP.6 In 2013, Reinhart and Rogoff stated that “in most advanced economies, debt restructuring or conversions, financial repression, and higher inflation have been integral parts of the resolution of significant debt overhangs.”7 The tightness of money and the leverage ratios of the nation appear at odds with the price of money.

The effect of this backdrop on investors’ appetite for risk has been interesting. Equity markets appear to be constructive on the economy, yet bond markets are fearful. At the moment, the cost of the 10-year Treasury is higher in the United States than in Spain – apparently, a random number generator has replaced the capital asset pricing model.

The dollar has been strengthening throughout these European bond rallies. This is one of the reasons that Ireland’s economy is growing faster than expected, as exports to the non-euro trade partners of the United States and England are rising.

It is in this environment that we are more diligent on the competitive aspects of our businesses. Broad generalizations are not descriptive of the economic backdrops of various global markets. As we have stated before, we tend to hold companies exposed to capital investment rather than consumer consumption. Ireland provides an example of an economy where growth is resulting from investments rather than increased consumption.

[4]	Bloomberg market data.
[5]	Central Bank of Ireland Quarterly Bulletin. October 2014.
[6]	International Monetary Fund data.
[7]	Reinhart and Rogoff. Financial and Sovereign Debt Crisis: Some Lessons Learned and Those Forgotten. IMF Working Paper. December. 2013.

3

LATEEF FUND

Semi-Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

As we peel back the layers of various economies, we are committing more and more of our time to how our companies fit and interact with each. We believe these insights are critical for investing in domestic equities that are situated in a global marketplace and will continue to focus on understanding how local economies impact on our holdings.

Changes to the Fund

During the quarter, we added Celgene Corporation (CELG) to our portfolio. We also sold our position in Motorola Solutions (MSI) and Waters Corporation (WAT).

Celgene (CELG) is a leading biopharmaceutical company that discovers, develops, and commercializes therapies that treat cancer and immune-inflammatory related diseases. We believe that Celgene’s dominant position in the treatment of multiple myeloma creates substantial cash flows that are underappreciated by the market. Its therapy, Revlimid, is considered the backbone for treating multiple myeloma, a disease that inflicts over 24,000 new adults in the US each year. With over $4B of sales in 2013, opportunities to expand both geographic reach and treatment duration, and high incremental margins post initial R&D, we believe Revlimid should generate predictable and growing cash flows until patent expiry.

When we opened our position, a patent infringement dispute over Revlimid had created an overhang on Celgene’s shares (Revlimid’s polymorph patent expires in 2027). Our thesis is agnostic to this patent dispute due to the multitude of outcomes inherent in the business between now and 2024, the year many experts peg as the downside scenario. Instead, we view that the market has substantially undervalued the cash flows generated by Revlimid and Celgene’s other therapies, which holds true regardless of whether Revlimid’s patent protection ends in 2024 or 2027. Wall Street routinely ascribes little to no return on these cash flows as cash deployed toward internal R&D or pipeline acquisitions are highly uncertain and have binary success rates, thus making them hard to model. Outside of Revlimid, Celgene’s other key lines of therapy include Abraxane, which treats breast and pancreatic cancer, and Otezla, which aims to fill the gap between less effective generics and more expensive biologics in the treatment of psoriatic arthritis and psoriasis.

At the end of the third quarter, we exited our position in Motorola Solutions (MSI). Motorola Solutions had a dominant position in mission critical communications equipment, a high degree of predictability from its recurring revenues, and potential to improve operational and ROIC metrics as a pure-play following the split from Motorola Mobility. Our thesis was that a recovery in municipal spending would drive growth in its Government business while a cyclical recovery would drive growth in its Enterprise business. This thesis was challenged as the adoption curve for government entities proved more challenging than anticipated as spending remained constrained by budgets and time. This made Motorola Solutions less tied to a technology upgrade cycle and more tied to economic factors outside of its control than we believed. Further, management announced the sale of its Enterprise business to Zebra Technologies, essentially trading a growing asset for cash without providing shareholders with an adequate premium. Given slower

4

LATEEF FUND

Semi-Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

projected top line growth post-Enterprise sale and our lower confidence in Motorola Solution’s ability to drive adoption at the state and local level, we see limited upside in its fair value.

Towards the end of the third quarter, we began selling our position in Waters (WAT). Waters, a manufacturer of analytical instruments, has a leading position in high performance liquid chromatography, a market where its instruments commanded a premium, and significant market share in mass spectrometry. Sales of consumables for these instruments creates a highly predictable stream of recurring revenues. We believed that Waters would benefit from rising pill counts around the world, particularly in emerging markets, given that its analytical instruments facilitate regulatory approval and quality control. We also viewed the company’s below trend line growth in 2012 as an opportunity for reversion to the mean in mature markets and greenfield growth in emerging markets. However, the slowdown in emerging markets along with the cutback in spending by traditional pharmaceutical companies challenged this thesis. The lack of diversification in Waters’ end markets made it more susceptible to delays in large ticket orders and provided few levers to pull as growth slowed. Waters’ inability to drive growth despite a boom in biotechnology and rising pill counts globally raised concerns that a reversion to traditional growth rates would be more difficult than originally modeled. Given these concerns, we lowered our growth estimates and terminal multiple in our valuation model, bringing Waters’ fair value closer to its current share price and limiting its upside.

Adding to these concerns was the clouded long-term path of the company. Long-time CEO Douglas Berthiaume announced plans to retire last August, which was soon followed by the resignation of CFO John Ornell. More than one year has passed and Waters has yet to hire its next set of leaders. An outright sale of the business, which we viewed to be a wildcard, also seems increasingly less likely.

Conclusion

The Lateef Fund trailed the S&P 500’s total return of 1.1% for the third quarter and 8.3% for the nine months ending September 30, 2014. In the third quarter, the Lateef Fund earned a total return of -3.5%8, bringing our year-to-date return to -0.3%. The Fund gained 2.76% for the month of October 2014 versus 2.44% for the S&P 500. The annualized, since inception (September 2007) return through October 31, 2014 for the Fund was 7.18% versus the S&P 500’s 6.74%.

As we review and refine our individual company theses in light of new unsystematic events and the increasingly divergent economic backdrops in which they operate, we will continue to search for new investment ideas that fit our strict definition of high quality growth. By building our portfolio based on upside to intrinsic value rather than benchmarks, we will be exposed to the potential volatility that comes with having such high active share. We believe that this same active share, while working against us currently, will enable us to outperform over the long term.

[8]	For the purposes of this letter, we utilize the investment returns for the Lateef Fund Institutional Class I shares (ticker: LIMIX). Please see page 9 for more complete performance information.

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LATEEF FUND

Semi-Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

Investing is a tension between reversion to the mean and capital destruction. Our analysis of our portfolio has proven to us that we are due for a reversion to the mean. In our view, the competitive positions of our companies are not weaker now compared to when we started our positions. We believe that their valuations, on a relative basis, create a buying opportunity for this portfolio.

As always, thank you for your support and we look forward to continuing our partnership.

Sincerely,

Lateef Investment Management

~ Celebrating 40 Years of Exceptional Results in Investment Management ~

All opinions and data included in this commentary are as of September 30, 2014 and are subject to change. The opinions and views expressed herein are of Lateef Investment Management, L.P. and may differ from others and are not intended to be seen as fact, a forecast of future events, a guarantee of future results or investment advice. This information should not be used as the sole basis to make any investment decision. The statistics have been obtained from sources believed to be reliable, but the accuracy and completeness of this information cannot be guaranteed. Neither Lateef Investment Management nor its information providers are responsible for any damages or losses arising from any use of this information. No investment strategy can assure a profit or protect against loss. Past performance is no guarantee of future results.

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LATEEF FUND

Semi-Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

Lateef Fund Q3 Leaders & Laggards

During the quarter, our bottom three performers were Trimble Navigation (TRMB), Wynn Resorts (WYNN), and Nielsen (NLSN). Wynn was one of our bottom contributors in the second quarter.

Trimble Navigation (TRMB) underperformed this quarter as weak demand from its US agriculture end market overshadowed continued strong sales outside of the US and in its other end market of Engineering & Construction. In early July, the company was downgraded by the street due to concerns over low commodity prices suppressing farm income, and thus demand for Trimble’s agriculture solutions. Further, several analysts highlighted a maturing market for farm navigation equipment within the US, a point that management had discussed during their earnings call in May. Trimble’s shares briefly rebounded in early August when the company reported second quarter results that beat expectations. Outside of the expected weakness in North American agriculture, Field Solutions continued to grow at double-digit rate in South America and Asia-Pacific. Trimble also grew at a rapid pace in its fast-adopting end market of Engineering & Construction.

We met with Trimble’s management several times during this quarter to discuss the weakness in agriculture and the threat of a new normal of lower commodity prices. We continue to believe that, over the long-term, Trimble’s ROI-enhancing solutions will provide economic value to farmers through cost reductions and yield improvement, factors that only grow in importance with greater weather pattern fluctuations and lower farm incomes. Assuming low double-digit top line growth and minimal margin improvement, Trimble’s fair value provides significant upside to its current price.

Despite beating expectations during its second quarter earnings announcement at the end of July, shares of Wynn Resorts (WYNN) have declined following several consecutive months of slowing Macau gaming data. Recently, the VIP gaming segment has been pressured by (1) a stricter restriction on Visas limiting duration of stay in Macau, (2) a pullback in credit available to VIP gaming customers from junket operators, and (3) an anti-corruption campaign by the Chinese government that has suppressed visits from both VIP and premium mass market customers. These concerns have weighed on the Macau gaming sector as a whole, causing local operators to decline over 20% during the quarter. Other US-based operators with high Macau exposure, such as Las Vegas Sands, have declined nearly 20% as well.

We continue to view the long-term prospects of Macau gaming positively and believe that VIP gaming, while shrinking currently, will eventually recover and complement the 20%+ growth in mass market gaming. Uncertainty surrounding Wynn’s final table allotment and threat of wage inflation remains; however, we believe today’s valuation provides an adequate margin of safety. Wynn remains on track to potentially double its number of gaming tables and more than double its room capacity with the opening of Wynn Palace in February 2016. At run-rate, the company has potential to more than double its $1.4B in Macau property EBITDA with this new casino resort.

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LATEEF FUND

Semi-Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

Shares of Nielsen (NLSN) pulled back this quarter after earning a total return of 9% during the second quarter. Shares nearly breached $50 at the beginning of the quarter before retreating back to the mid-$40s. The company reported second quarter earnings in July. Despite beating on the top and bottom line, management kept their full-year guidance intact, raising concerns over slowing spending by the consumer packaged goods industry and margin compression. While management’s steadfast commitment to expand developing market coverage will weigh on margins near term, they are investing for future growth which we believe should generate attractive returns on these investments long term. With mid-single-digit top line growth, continued operating efficiency improvements, deleveraging, and steady share buybacks, we believe Nielsen can grow earnings per share in the low-to-mid double-digits over the long term.

Celgene (CELG), Robert Half (RHI), and Stanley Black & Decker (SWK) were our top contributors this quarter. As discussed earlier, Celgene is a new position purchased at the beginning of this quarter.

Robert Half (RHI) continues to benefit from an improving job market within the US. Shares spiked to over $52 in late July after the company reported second quarter results that beat both management’s guidance and street expectations. On a same-day, constant-currency basis, global staffing grew 9% year-over-year with temporary staffing and permanent placement growing 8% and 14%, respectively. This was the fastest pace of growth for temporary and permanent placement since the second quarter of 2012. We continue to see upside in Robert Half driven by a recovery in the US and internationally, where staffing currently lags the US, but remains on an upward trajectory.

Stanley Black & Decker (SWK) has been one of the Fund’s top performers through the first nine months of this year. After being our worst performer in the last quarter of 2013, Stanley has since reported two consecutive quarters that beat street estimates. In July, the company reported second quarter earnings that beat estimates as outperformance in its industrials end market along with better cost management throughout the company, offset a miss on the top line. The revenue miss was caused by a shortened outdoor selling season and emerging market volatility. Stanley’s European Security business also showed its first signs of improvement following the company’s restructuring activities that began in the third quarter of 2013. We continue to believe that Stanley’s growth initiatives, such as their rollout of mid-price point tools in emerging markets and their focus on industry verticals in Security, will help drive consistent long-term growth. This, coupled with initiatives to improve top- and bottom-line results in its European Security business gives Stanley continued upside from today’s levels.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2014 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund, its holdings or the markets. Discussion of particular Fund holdings is not intended as a recommendation to buy, hold or sell those securities. The Fund’s portfolio composition is subject to change. Current and future portfolio holdings are subject to investment risks. Actual events may differ from the earnings projections and other forward-looking statements presented herein. Visit www.lateef.com to see the Fund’s most recently published holdings list.

8

LATEEF FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2014
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Class A Shares (without sales charge)	3.24%	10.89%	16.26%	15.14%	6.90%
Class A Shares (with sales charge)	-1.94%	5.35%	14.29%	13.96%	6.13%
Class C Shares	2.82%	10.06%	15.38%	14.28%	6.07%
Class I Shares	3.40%	11.16%	16.57%	15.42%	7.18%
Russell 3000® Index	7.64%	16.07%	19.77%	17.01%	6.98%**
S&P 500® Index	8.22%	17.27%	19.77%	16.69%	6.74%**

†	Not Annualized.

*	The Lateef Fund (the “Fund”) commenced operations on September 6, 2007.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 499-2151.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.00%. All of the Fund’s share classes apply a 2.00% redemption fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2014, are 1.41% and 1.24% for Class A Shares, 2.16% and 1.99% for Class C Shares and 1.16% and 0.99% for Class I Shares, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Lateef Investment Management, L.P. (“the Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2015, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Composite Price Index (“S&P 500®”) and the Russell 3000® Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. It is impossible to invest directly in an index.

9

LATEEF FUND

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2014 through October 31, 2014 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10

LATEEF FUND

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

	Lateef Fund

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,032.40	$ 6.35
Hypothetical (5% return before expenses)	1,000.00	1,018.95	6.31
Class C Shares
Actual	$1,000.00	$1,028.20	$10.17
Hypothetical (5% return before expenses)	1,000.00	1,015.17	10.11
Class I Shares
Actual	$1,000.00	$1,034.00	$ 5.08
Hypothetical (5% return before expenses)	1,000.00	1,020.21	5.04

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2014 of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six month total returns for the Fund of 3.24%, 2.82%, and 3.40% for Class A, Class C, and Class I Shares, respectively.

11

LATEEF FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Industrial	13.8%	$120,162,847
Commercial Services	10.7	93,193,854
Consumer, Non-cyclical	10.1	88,048,409
Media	9.3	80,922,296
Financial	8.2	71,521,687
Diversified Financial Services	8.1	70,693,243
Lodging	7.3	63,069,449
Electronics	6.7	57,677,900
Hand/Machine Tools	5.6	48,146,036
Machinery-Diversified	5.5	47,962,433
Communications	4.3	37,259,481
Technology	4.0	34,665,253
Real Estate	3.3	28,271,735
Other Assets In Excess of Liabilities	3.1	26,483,863

NET ASSETS	100.0%	$868,078,486

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

12

LATEEF FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.9%
Commercial Services — 10.7%
Robert Half International, Inc.	894,209	$48,984,769
Towers Watson & Co., Class A	400,844	44,209,085

		93,193,854

Communications — 4.3%
Nielsen Holdings NV (Netherlands)	876,900	37,259,481

Consumer, Non-cyclical — 10.1%
Celgene Corp.*	431,130	46,169,712
Hospira, Inc.*	779,864	41,878,697

		88,048,409

Diversified Financial Services — 8.1%
Affiliated Managers Group, Inc.*	177,116	35,386,006
T. Rowe Price Group, Inc.	430,104	35,307,237

		70,693,243

Electronics — 6.7%
AMETEK, Inc.	1,106,000	57,677,900

Financial — 8.2%
Aon PLC (United Kingdom)	413,650	35,573,900
Progressive Corp. (The)	1,361,143	35,947,787

		71,521,687

Hand/Machine Tools — 5.6%
Stanley Black & Decker, Inc.	514,161	48,146,036

Industrial — 13.8%
Danaher Corp.	531,457	42,729,143
Trimble Navigation Ltd.*	1,358,057	36,477,411

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Tyco International, Ltd. (Switzerland)	954,025	$40,956,293

		120,162,847

Lodging — 7.3%
Wynn Resorts, Ltd.	331,927	63,069,449

Machinery-Diversified — 5.5%
Wabtec Corp.	555,764	47,962,433

Media — 9.3%
Scripps Networks Interactive, Inc., Class A	525,430	40,584,213
Twenty-First Century Fox, Inc., Class A	1,169,898	40,338,083

		80,922,296

Real Estate — 3.3%
Jones Lang LaSalle, Inc.	209,095	28,271,735

Technology — 4.0%
Accenture PLC, Class A (Ireland)	427,333	34,665,253

TOTAL COMMON STOCKS (Cost $682,831,788)		841,594,623

TOTAL INVESTMENTS - 96.9% (Cost $682,831,788)		841,594,623

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%		26,483,863

NET ASSETS - 100.0%		$868,078,486

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

13

LATEEF FUND

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets
Investments, at value (Cost $682,831,788)	$841,594,623
Cash	27,969,680
Receivable for capital shares sold	592,172
Dividends and interest receivable	711,016
Prepaid expenses and other assets	95,427

Total assets	870,962,918

Liabilities
Payable for capital shares redeemed	1,968,384
Payable to Investment Adviser	587,789
Payable for administration and accounting fees	139,998
Payable for transfer agent fees	73,685
Payable for distribution fees	54,158
Payable for custodian fees	14,382
Payable for shareholder service fees	9,962
Accrued expenses	36,074

Total liabilities	2,884,432

Net Assets	$868,078,486

Net Assets Consisted of:
Capital stock, $0.01 par value	$586,475
Paid-in capital	642,974,910
Accumulated net investment income	2,586,406
Accumulated net realized gain from investments	63,167,860
Net unrealized appreciation on investments	158,762,835

Net Assets	$868,078,486

Class A:

Net asset value, offering and redemption price per share ($114,680,905 / 7,821,423 shares)	$14.66

Maximum offering price per share (100/95 of $14.66)	$15.43

Class C:
Net asset value, offering and redemption price per share ($48,933,923 / 3,536,406 shares)	$13.84

Class I:
Net asset value, offering and redemption price per share ($704,463,658 / 47,289,666 shares)	$14.90

The accompanying notes are an integral part of the financial statements.

14

LATEEF FUND

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

Investment Income
Dividends	$4,843,518
Less: foreign taxes withheld	(50,509)
Interest	824

Total investment income	4,793,833

Expenses
Advisory fees (Note 2)	4,279,420
Administration and accounting fees (Note 2)	278,695
Distribution fees (Class C) (Note 2)	189,095
Transfer agent fees (Note 2)	174,531
Distribution fees (Class A) (Note 2)	173,404
Shareholder services fees	63,032
Custodian fees (Note 2)	41,012
Registration and filing fees	39,615
Trustees’ and officers’ fees (Note 2)	34,450
Legal fees	26,554
Printing and shareholder reporting fees	23,994
Audit fees	13,694
Other expenses	32,635

Total expenses before waivers and reimbursements	5,370,131

Less: waivers and reimbursements (Note 2)	(608,328)

Net expenses after waivers and reimbursements	4,761,803

Net investment income	32,030

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	32,424,024
Net change in unrealized depreciation on investments	(4,998,222)

Net realized and unrealized gain on investments	27,425,802

Net increase in net assets resulting from operations	$27,457,832

The accompanying notes are an integral part of the financial statements.

15

LATEEF FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014
Increase in net assets from operations:
Net investment income	$32,030	$3,551,361
Net realized gain from investments and written options	32,424,024	68,671,547
Net change in unrealized appreciation/(depreciation) from investments	(4,998,222)	65,897,966

Net increase in net assets resulting from operations:	27,457,832	138,120,874

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(50,102)
Class I	—	(946,883)

Total net investment income	—	(996,985)

Net realized capital gains:
Class A	—	(6,983,852)
Class C	—	(2,501,337)
Class I	—	(29,381,627)

Total net realized capital gains	—	(38,866,816)

Net decrease in net assets from dividends and distributions to shareholder	—	(39,863,801)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(8,810,831)	104,730,544

Total increase in net assets	18,647,001	202,987,617

Net assets
Beginning of period	849,431,485	646,443,868

End of period	$868,078,486	$849,431,485

Accumulated net investment income, end of period	$2,586,406	$2,554,376

The accompanying notes are an integral part of the financial statements.

16

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

			Class A

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010
Per Share Operating Performance
Net asset value, beginning of period	$14.20		$12.45	$11.73	$10.76	$9.07	$6.91

Net investment income/(loss)(1)	(0.01)		0.04	— (2)	(0.05)	(0.04)	(0.05)
Net realized and unrealized gain on investments	0.47		2.40	1.23	1.02	1.73	2.21

Net increase in net assets resulting from operations	0.46		2.44	1.23	0.97	1.69	2.16

Dividends and distributions to shareholders from:
Net investment income	—		— (2)	(0.02)	—	—	—
Net realized capital gains	—		(0.69)	(0.49)	—	—	—

Total dividends and distributions to shareholders	—		(0.69)	(0.51)	—	—	—

Net asset value, end of period	$14.66		$14.20	$12.45	$11.73	$10.76	$9.07

Total investment return(3)	3.24%		19.92%	10.92%	9.02%	18.63%	31.26%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$114,681		$148,897	$120,871	$82,128	$68,230	$46,570
Ratio of expenses to average net assets	1.24	%(4)	1.24%	1.24%	1.24%	1.30%	1.76%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.38	%(4)	1.41%	1.45%	1.50%	1.59%	1.93%
Ratio of net investment income/(loss) to average net assets	(0.14	)%(4)	0.31%	0.04%	(0.44)%	(0.38)%	(0.60)%
Portfolio turnover rate	14.14	%(6)	40.77%	28.29%	35.98%	31.77%	17.64%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.00%. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

17

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

			Class C
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010
Per Share Operating Performance
Net asset value, beginning of period	$13.46		$11.91	$11.30	$10.45	$8.87	$6.81

Net investment loss(1)	(0.06)		(0.06)	(0.08)	(0.12)	(0.10)	(0.11)
Net realized and unrealized gain on investments	0.44		2.30	1.18	0.97	1.68	2.17

Net increase in net assets resulting from operations	0.38		2.24	1.10	0.85	1.58	2.06

Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.69)	(0.49)	—	—	—

Net asset value, end of period	$13.84		$13.46	$11.91	$11.30	$10.45	$8.87

Total investment return(2)	2.82%		19.08%	10.14%	8.13%	17.81%	30.25%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$48,934		$50,080	$39,133	$30,363	$28,086	$26,081

Ratio of expenses to average net assets	1.99	%(3)	1.99%	1.99%	1.99%	2.05%	2.51%
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.13	%(3)	2.16%	2.19%	2.25%	2.34%	2.68%
Ratio of net investment loss to average net assets	(0.90	)%(3)	(0.44)%	(0.71)%	(1.19)%	(1.13)%	(1.35)%
Portfolio turnover rate	14.14	%(5)	40.77%	28.29%	35.98%	31.77%	17.64%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total return does not reflect any applicable sales charge.

(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

18

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

			Class I
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010
Per Share Operating Performance
Net asset value, beginning of period	$14.41		$12.61	$11.87	$10.87	$9.13	$6.94

Net investment income/(loss)(1)	0.01		0.08	0.03	(0.02)	(0.01)	(0.03)
Net realized and unrealized gain on investments	0.48		2.43	1.25	1.02	1.75	2.22

Net increase in net assets resulting from operations	0.49		2.51	1.28	1.00	1.74	2.19

Dividends and distributions to shareholders from:
Net investment income	—		(0.02)	(0.05)	—	—	—
Net realized capital gains	—		(0.69)	(0.49)	—	—	—

Total dividends and distributions to shareholders	—		(0.71)	(0.54)	—	—	—

Net asset value, end of period	$14.90		$14.41	$12.61	$11.87	$10.87	$9.13

Total investment return(2)	3.40%		20.21%	11.22%	9.20%	19.06%	31.56%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$704,464		$650,454	$486,440	$283,124	$157,616	$74,896
Ratio of expenses to average net assets	0.99	%(3)	0.99%	0.99%	0.99%	1.05%	1.48%
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.13	%(3)	1.16%	1.19%	1.25%	1.34%	1.68%
Ratio of net investment income/(loss) to average net assets	0.10	%(3)	0.56%	0.29%	(0.19)%	(0.13)%	(0.35)%
Portfolio turnover rate	14.14	%(5)	40.77%	28.29%	35.98%	31.77%	17.64%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

19

LATEEF FUND

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The Lateef Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on September 6, 2007. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the purchase of Class A Shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within eighteen months of purchase where: (i) $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the selling broker-dealer received a commission for such sale.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

20

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$841,594,623	$841,594,623	$—	$—

*	Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase

21

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting quidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of

22

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Purchased Options — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Options Written — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against

23

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the six months ended October 31, 2014, the Fund did not enter into written option contracts.

2. Transactions with Affiliates and Related Parties

Lateef Investment Management, L.P. (“Lateef” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets under $500 million; 0.95% of the Fund’s average daily net assets of $500 million or more but less than $1 billion; and 0.90% of the Fund’s average daily net assets of $1 billion and over. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2015, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Each class of shares of the Fund pays its respective pro-rata portion of the advisory fee payable by the Fund.

As of October 31, 2014, investment advisory fees payable to the Adviser were $587,789. For the six months ended October 31, 2014, the Adviser waived fees of $608,328.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

24

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the average daily net assets of the Fund’s Class A and Class C Shares.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2014 was $28,477. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$120,656,862	$149,034,975

4. Capital Share Transactions

For the six months ended October 31, 2014 and the year ended April 30, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014

	Shares	Amount	Shares	Amount
Class A Shares
Sales	586,207	$8,522,434	2,713,614	$37,019,276
Reinvestments	—	—	385,409	5,233,862
Redemption Fees*	—	1,858	—	3,811
Redemptions	(3,247,337)	(46,916,524)	(2,325,423)	(31,751,065)

Net Increase/(Decrease)	(2,661,130)	$(38,392,232)	773,600	$10,505,884

25

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014

	Shares	Amount	Shares	Amount
Class C Shares
Sales	135,931	$1,846,084	824,775	$10,571,222
Reinvestments	—	—	128,974	1,665,060
Redemption Fees*	—	669	—	1,237
Redemptions	(321,392)	(4,360,802)	(518,422)	(6,806,375)

Net Increase/(Decrease)	(185,461)	$(2,514,049)	435,327	$5,431,144

Class I Shares
Sales	6,812,877	$99,984,441	16,766,617	$231,008,776
Reinvestments	—	—	1,045,072	14,390,642
Redemption Fees*	—	8,916	—	19,183
Redemptions	(4,651,636)	(67,897,907)	(11,265,689)	(156,625,085)

Net Increase	2,161,241	$32,095,450	6,546,000	$88,793,516

Total Increase/(Decrease)	(685,350)	$(8,810,831)	7,754,927	$104,730,544

* There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2014, the tax characters of distributions paid by the Fund was $1,670,074 of ordinary income dividends and $38,193,727 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

26

LATEEF FUND

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation
$—	$5,645,602	$27,652,610	$163,761,057

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$682,831,788

Gross unrealized appreciation	$167,705,836
Gross unrealized depreciation	(8,943,001)

Net unrealized appreciation	$158,762,835

Accumulated capital losses represent net capital loss carry forwards as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of April 30, 2014, the Fund did not have any capital loss carry forwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

27

LATEEF FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 499-2151 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

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Investment Adviser

Lateef Investment Management, L.P.

300 Drakes Landing Road

Suite 210

Greenbrae, CA 94904

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

LATEEF FUND

of

FundVantage Trust

Class A Shares

Class C Shares

Class I Shares

SEMI-ANNUAL REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Lateef Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Lateef Fund.

MONTIBUS SMALL CAP GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2014
	Six Months†	1 Year	3 Years	5 Years	Since Inception††
Class A Shares (without sales charge)	8.18%	7.96%	16.68%	N/A	11.09%
Class A Shares (with sales charge)	1.93%	1.78%	14.41%	N/A	9.36%
Adviser Class Shares	8.19%	7.97%	16.74%	N/A	11.93%
Institutional Class Shares	8.25%	8.20%	16.99%*	18.27%*	15.41%*
Russell 2000® Growth Index	6.90%	8.26%	18.42%	18.61%	13.25%(a)
Russell 2000® Growth Index	6.90%	8.26%	18.42%	18.61%	14.10%(b)
Russell 2000® Growth Index	6.90%	8.26%	18.42%	18.61%	7.16%(c)

†	Not annualized.

††	Class A Shares, Adviser Class Shares and Institutional Class Shares of the Fund commenced operations on February 3, 2011, March 16, 2011 and December 31, 2010, respectively.

*

Performance shown for the period from November 1, 2007 to December 30, 2010 is the performance of TW Small Cap Growth Fund I, L.P., an unregistered pooled investment vehicle (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations on December 31, 2010. Performance from December 31, 2010 to October 31, 2014 is from the performance of the Fund’s Institutional Class Shares. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to Institutional Class Shares of the Fund. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(a)	Benchmark performance is from the inception date of Class A Shares of the Fund (February 3, 2011) only and is not the inception date of the benchmark itself.

(b)	Benchmark performance is from the inception date of Adviser Class Shares of the Fund (March 16, 2011) only and is not the inception date of the benchmark itself.

(c)	Benchmark performance is from inception date of the Predecessor Fund (November 1, 2007) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained by calling (866) 632-9904.

1

MONTIBUS SMALL CAP GROWTH FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2014

(Unaudited)

The returns for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.75%. All of the Fund’s share classes apply a 1.00% fee to the value of shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2014, are 2.45% and 1.30% for Class A Shares, 2.45% and 1.30% for Adviser Class Shares and 2.20% and 1.05% for Institutional Class Shares, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Montibus Capital Management LLC (“Montibus” or the “Adviser”) has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding class specific fees and expenses, extraordinary expenses, brokerage commissions, interest and “Acquired Fund Fees and Expenses,” to 1.05% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until December 31, 2015, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the Russell 2000® Growth Index. The Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth market. It is impossible to invest directly in an index.

Investments in small capitalization companies present a greater risk of loss than investments in large companies due to greater volatility and less liquidity.

2

MONTIBUS SMALL CAP GROWTH FUND

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2014 through October 31, 2014 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

MONTIBUS SMALL CAP GROWTH FUND

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

	Montibus Small Cap Growth Fund

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,081.80	$6.82
Hypothetical (5% return before expenses)	1,000.00	1,018.65	6.61
Adviser Class Shares
Actual	$1,000.00	$1,081.90	$6.82
Hypothetical (5% return before expenses)	1,000.00	1,018.65	6.61
Institutional Class Shares
Actual	$1,000.00	$1,082.50	$5.51
Hypothetical (5% return before expenses)	1,000.00	1,019.91	5.35

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2014 of 1.30%, 1.30% and 1.05% for Class A, Adviser Class and Institutional Class Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six month total returns for the Fund of 8.18%, 8.19% and 8.25% for Class A, Adviser Class and Institutional Class Shares, respectively.

4

MONTIBUS SMALL CAP GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Internet Software & Services	7.3%	$2,496,748
Software	6.6	2,243,493
Health Care Providers & Services	6.5	2,215,385
Specialty Retail	5.9	2,025,720
Hotels, Restaurants & Leisure	5.9	2,004,146
IT Services	5.3	1,798,038
Pharmaceuticals	5.0	1,711,514
Biotechnology	4.6	1,552,160
Semiconductors & Semiconductor Equipment	4.1	1,410,820
Health Care Equipment & Supplies	3.9	1,344,117
Commercial Banks	3.7	1,270,513
Commercial Services & Supplies	3.2	1,088,600
Internet & Catalog Retail	2.9	999,602
REIT	2.6	875,621
Professional Services	2.4	833,762
Construction & Engineering	2.4	830,699
Machinery	2.2	763,108
Trading Companies & Distributors	1.9	642,624
Road & Rail	1.9	632,863
Electronic Equipment, Instruments & Components	1.8	601,695
Communication Equipment	1.7	576,104
Food & Staples Retailing	1.6	530,190
Leisure Equipment & Products	1.4	494,208
Metals & Mining	1.3	441,277
Technology Hardware, Storage & Peripherals	1.3	437,842
Diversified Consumer Services	1.2	408,656
Building Products	1.0	353,155
Real Estate Management & Development	1.0	351,816
Chemicals	1.0	339,076
Energy Equipment & Services	1.0	329,604
Oil, Gas & Consumable Fuels	1.0	324,966
Textiles, Apparel & Luxury Goods	0.8	259,898
Diversified Financial Services	0.8	257,630
Paper & Forest Products	0.6	210,371
Media	0.6	200,770
Air Freight & Logistics	0.5	180,986
Marine	0.4	141,309
Other Assets in Excess of Liabilities	2.7	925,116

NET ASSETS	100.0%	$34,104,202

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

MONTIBUS SMALL CAP GROWTH FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.3%
Air Freight & Logistics — 0.5%
Hub Group, Inc., Class A*	4,987	$180,986

Biotechnology — 4.6%
Insmed, Inc.*	22,075	313,244
Isis Pharmaceuticals, Inc.*	16,287	750,179
NewLink Genetics Corp.*	2,965	96,807
Orexigen Therapeutics, Inc.*	38,020	154,361
Puma Biotechnology, Inc.*	948	237,569

		1,552,160

Building Products — 1.0%
USG Corp.*	13,148	353,155

Chemicals — 1.0%
H.B. Fuller Co.	8,079	339,076

Commercial Banks — 3.7%
Bank of the Ozarks, Inc.	13,276	467,846
Banner Corp.	7,933	342,864
South State Corp.	7,624	459,803

		1,270,513

Commercial Services & Supplies — 3.2%
Mobile Mini, Inc.	7,486	328,111
Steelcase, Inc., Class A	22,578	400,082
US Ecology, Inc.	7,168	360,407

		1,088,600

Communications Equipment — 1.7%
Ruckus Wireless, Inc.*	44,384	576,104

Construction & Engineering — 2.4%
EMCOR Group, Inc.	6,525	287,948
Primoris Services Corp.	18,898	542,751

		830,699

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Consumer Services — 1.2%
TAL Education Group, ADR*	12,867	$408,656

Diversified Financial Services — 0.8%
MarketAxess Holdings, Inc.	3,985	257,630

Electronic Equipment, Instruments & Components — 1.8%
Belden, Inc.	5,072	361,076
FEI Co.	2,855	240,619

		601,695

Energy Equipment & Services — 1.0%
Basic Energy Services, Inc.*	13,246	170,873
Pioneer Energy Services Corp.*	17,291	158,731

		329,604

Food & Staples Retailing — 1.6%
Casey’s General Stores, Inc.	6,476	530,190

Health Care Equipment & Supplies — 3.9%
AngioDynamics, Inc.*	9,827	167,059
DexCom, Inc.*	9,462	425,317
LDR Holding Corp.*	10,447	359,795
Spectranetics Corp.*	12,337	391,946

		1,344,117

Health Care Providers & Services — 6.5%
Acadia Healthcare Co., Inc.*	7,403	459,356
Centene Corp.*	4,611	427,301
ExamWorks Group, Inc.*	14,611	566,615
HealthSouth Corp.	13,031	525,540
Surgical Care Affiliates, Inc.*	7,711	236,573

		2,215,385

The accompanying notes are an integral part of the financial statements.

6

MONTIBUS SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Hotels, Restaurants & Leisure — 5.9%
Fiesta Restaurant Group, Inc.*	13,081	$721,417
Jack in the Box, Inc.	8,024	570,025
Red Robin Gourmet Burgers, Inc.*	5,693	312,944
Vail Resorts, Inc.	4,629	399,760

		2,004,146

Internet & Catalog Retail — 2.9%
Lands’ End, Inc.*	6,206	294,599
Shutterfly, Inc.*	16,854	705,003

		999,602

Internet Software & Services — 7.3%
Cornerstone OnDemand, Inc.*	13,741	498,386
Dealertrack Technologies, Inc.*	6,945	326,762
Demandware, Inc.*	9,172	549,861
Envestnet, Inc.*	10,888	483,645
SPS Commerce, Inc.*	10,945	638,094

		2,496,748

IT Services — 5.3%
Euronet Worldwide, Inc.*	9,847	528,488
MAXIMUS, Inc.	10,202	494,389
WEX Inc.*	6,826	775,161

		1,798,038

Leisure Equipment & Products — 1.4%
Brunswick Corp.	10,560	494,208

Machinery — 2.2%
Actuant Corp., Class A	13,066	414,062
Lindsay Corp.	3,980	349,046

		763,108

	Number of Shares	Value
COMMON STOCKS — (Continued)
Marine — 0.4%
Diana Shipping, Inc. (Greece)	16,723	$141,309

Media — 0.6%
IMAX Corp. (Canada)*	6,815	200,770

Metals & Mining — 1.3%
U.S. Silica Holdings, Inc.	9,828	441,277

Oil, Gas & Consumable Fuels — 1.0%
Rosetta Resources, Inc.*	8,545	324,966

Paper & Forest Products — 0.6%
Louisiana-Pacific Corp.*	14,409	210,371

Pharmaceuticals — 5.0%
Aerie Pharmaceuticals, Inc.*	15,619	393,911
Akorn, Inc.*	14,888	663,260
BioDelivery Sciences International, Inc.*	16,250	282,750
Oramed Pharmaceuticals, Inc. (Israel)*	16,827	120,145
Relypsa, Inc.*	12,224	251,448

		1,711,514

Professional Services — 2.4%
The Corporate Executive Board Co.	6,168	454,582
TrueBlue, Inc.*	15,339	379,180

		833,762

Real Estate Management & Development — 1.0%
Jones Lang LaSalle, Inc.	2,602	351,816

REIT — 2.6%
EastGroup Properties, Inc.	6,055	416,947
Pebblebrook Hotel Trust	10,767	458,674

		875,621

The accompanying notes are an integral part of the financial statements.

7

MONTIBUS SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Road & Rail — 1.9%
Swift Transportation Co.*	25,622	$632,863

Semiconductors & Semiconductor Equipment — 4.1%
Cavium, Inc.*	9,953	510,688
RF Micro Devices, Inc.*	23,241	302,365
Spansion, Inc., Class A*	29,046	597,767

		1,410,820

Software — 6.6%
Aspen Technology, Inc.*	13,115	484,337
Guidewire Software, Inc.*	6,634	331,302
Infoblox, Inc.*	33,686	543,692
Interactive Intelligence Group, Inc.*	5,091	245,692
Qlik Technologies Inc.*	22,521	638,470

		2,243,493

Specialty Retail — 5.9%
Five Below, Inc.*	15,182	605,306
Lithia Motors, Inc., Class A	4,405	341,916
Rush Enterprises, Inc.*	7,181	273,596
Sportsman’s Warehouse
Holdings, Inc. Class A*	21,241	148,475
Tile Shop Holdings, Inc.*	24,241	208,715
Vitamin Shoppe, Inc.*	9,540	447,712

		2,025,720

Technology Hardware, Storage & Peripherals — 1.3%
Nimble Storage, Inc.*	16,003	437,842

Textiles, Apparel & Luxury Goods — 0.8%
Skechers U.S.A., Inc., Class A*	4,747	259,898

	Number of Shares	Value
COMMON STOCKS — (Continued)
Trading Companies & Distributors — 1.9%
Beacon Roofing Supply, Inc.*	7,020	$194,243
H&E Equipment Services, Inc.	11,992	448,381

		642,624

TOTAL COMMON STOCKS (Cost $26,718,015)		33,179,086

TOTAL INVESTMENTS - 97.3% (Cost $26,718,015)		33,179,086

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%		925,116

NET ASSETS - 100.0%		$34,104,202

*	Non-income producing.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

8

MONTIBUS SMALL CAP GROWTH FUND

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets
Investments, at value (Cost $26,718,015)	$33,179,086
Cash	418,889
Receivable for investments sold	740,507
Dividends and interest receivable	1,301
Receivable from Investment Adviser	9,251
Prepaid expenses and other assets	14,167

Total assets	34,363,201

Liabilities
Payable for investments purchased	163,768
Payable for custodian fees	8,606
Payable for transfer agent fees	41,230
Payable for administration and accounting fees	22,017
Payable for audit fees	10,605
Accrued expenses	12,773

Total liabilities	258,999

Net Assets	$34,104,202

Net Assets Consisted of:
Capital stock, $0.01 par value	$ 23,634
Paid-in capital	23,974,054
Accumulated net investment loss	(90,410)
Accumulated net realized gain from investments	3,735,853
Net unrealized appreciation on investments	6,461,071

Net Assets	$34,104,202

Class A:
Net asset value, redemption price per share ($667,845 / 46,756 shares)	$14.28

Maximum offering price per share (100/94.25 of $14.28)	$15.15

Adviser Class:
Net asset value, offering and redemption price per share ($192,886 / 13,517 shares)	$14.27

Institutional Class:
Net asset value, offering and redemption price per share ($33,243,471 / 2,303,083 shares)	$14.43

The accompanying notes are an integral part of the financial statements.

9

MONTIBUS SMALL CAP GROWTH FUND

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

Investment Income
Dividends	$82,452
Interest	69

Total investment income	82,521

Expenses
Advisory fees (Note 2)	163,708
Transfer agent fees (Note 2)	56,064
Administration and accounting fees (Note 2)	39,493
Registration and filing fees	30,185
Legal fees	17,491
Custodian fees (Note 2)	13,176
Audit fees	12,247
Printing and shareholder reporting fees	6,839
Trustees’ and officers’ fees (Note 2)	3,642
Distribution fees (Class A) (Note 2)	1,042
Other expenses	3,793

Total expenses before waivers and reimbursements	347,680

Less: waivers and reimbursements (Note 2)	(174,749)

Net expenses after waivers and reimbursements	172,931

Net investment loss	(90,410)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	1,407,772
Net change in unrealized appreciation on investments	1,299,950

Net realized and unrealized gain on investments	2,707,722

Net increase in net assets resulting from operations	$2,617,312

The accompanying notes are an integral part of the financial statements.

10

MONTIBUS SMALL CAP GROWTH FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014
Increase/(decrease) in net assets from operations:
Net investment loss	$(90,410)	$(213,405)
Net realized gain from investments	1,407,772	5,233,160
Net change in unrealized appreciation on investments	1,299,950	696,373

Net increase in net assets resulting from operations	2,617,312	5,716,128

Less Dividends and Distributions to Shareholders from:
Net realized capital gains:
Class A	—	(24,236)
Adviser Class	—	(7,505)
Institutional Class	—	(1,663,344)

Net decrease in net assets from dividends and distributions to shareholders	—	(1,695,085)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(23,797)	1,216,275

Total increase in net assets	2,593,515	5,237,318

Net assets
Beginning of period	31,510,687	26,273,369

End of period	$34,104,202	$31,510,687

Accumulated net investment loss, end of period	$(90,410)	$—

The accompanying notes are an integral part of the financial statements.

11

MONTIBUS SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

			Class A
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period February 3, 2011* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$13.20		$11.47	$10.75	$11.85	$10.57

Net investment loss(1)	(0.05)		(0.13)	(0.11)	(0.13)	(0.04)
Net realized and unrealized gain/(loss) on investments	1.13		2.63	0.92	(0.71)	1.32

Net increase/(decrease) in net assets resulting from operations	1.08		2.50	0.81	(0.84)	1.28

Dividends and distributions to shareholders from:
Net realized gains	—		(0.77)	(0.09)	(0.26)	—

Net asset value, end of period	$14.28		$13.20	$11.47	$10.75	$11.85

Total investment return(2)	8.18%		21.72%	7.65%	(6.75)%	12.11%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$668		$631	$381	$458	$72
Ratio of expenses to average net assets	1.30	%(3)	1.35%	1.48%	1.48%	1.48	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.37	%(3)	2.45%	2.90%	3.67%	3.75	%(3)
Ratio of net investment loss to average net assets	(0.80	%)(3)	(0.93%)	(1.09%)	(1.27)%	(1.34	)%(3)
Portfolio turnover rate	42.59	%(5)	92.93%	109.97%	104.56%	31.40	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Reflects portfolio turnover for the Fund for the period December 31, 2010 (commencement of operations) to April 30, 2011. Portfolio turnover is not annualized.

The accompanying notes are an integral part of the financial statements.

12

MONTIBUS SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each Adviser Class Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

			Adviser Class
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period March 16, 2011* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$13.19		$11.46	$10.74	$11.85	$10.40

Net investment loss(1)	(0.05)		(0.13)	(0.12)	(0.13)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.13		2.63	0.93	(0.72)	1.47

Net increase/(decrease) in net assets resulting from operations	1.08		2.50	0.81	(0.85)	1.45

Dividends and distributions to shareholders from:
Net realized gains	—		(0.77)	(0.09)	(0.26)	—

Net asset value, end of period	$14.27		$13.19	$11.46	$10.74	$11.85

Total investment return(2)	8.19%		21.74%	7.66%	(6.84)%	13.94%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$193		$185	$98	$53	$28
Ratio of expenses to average net assets .	1.30	%(3)	1.35%	1.48%	1.48%	1.48	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.37	%(3)	2.45%	2.88%	3.61%	3.49	%(3)
Ratio of net investment loss to average net assets	(0.80	%)(3)	(0.93%)	(1.09%)	(1.27)%	(1.29	)%(3)
Portfolio turnover rate	42.59	%(5)	92.93%	109.97%	104.56%	31.40	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Reflects portfolio turnover for the Fund for the period December 31, 2010 (commencement of operations) to April 30, 2011. Portfolio turnover is not annualized.

The accompanying notes are an integral part of the financial statements.

13

MONTIBUS SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each Institutional Class Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

			Institutional Class
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period December 31, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$13.33		$11.55	$10.79	$11.86	$10.00

Net investment loss(1)	(0.04)		(0.09)	(0.09)	(0.11)	(0.04)
Net realized and unrealized gain/(loss) on investments	1.14		2.64	0.94	(0.70)	1.90

Net increase/(decrease) in net assets resulting from operations	1.10		2.55	0.85	(0.81)	1.86

Dividends and distributions to shareholders from:
Net realized gains	—		(0.77)	(0.09)	(0.26)	—

Net asset value, end of period	$14.43		$13.33	$11.55	$10.79	$11.86

Total investment return(2)	8.25%		22.02%	7.99%	(6.49)%	18.60%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$33,243		$30,695	$25,794	$20,650	$18,687
Ratio of expenses to average net assets	1.05	%(3)	1.10%	1.23%	1.23%	1.23	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.12	%(3)	2.20%	2.64%	3.45%	2.81	%(3)
Ratio of net investment loss to average net assets	(0.55	%)(3)	(0.68%)	(0.84%)	(1.02)%	(1.11	)%(3)
Portfolio turnover rate	42.59	%(5)	92.93%	109.97%	104.56%	31.40	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

14

MONTIBUS SMALL CAP GROWTH FUND

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The Montibus Small Cap Growth Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on December 31, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”), which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Adviser Class and Institutional Class Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”), as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions of Class A Shares made within twelve months of purchase where (i) $1 million or more of Class A Shares was purchased without an initial sales charge and (ii) the selling broker-dealer received a commission for such sale.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

15

MONTIBUS SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$33,179,086	$33,179,086	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase

16

MONTIBUS SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended October 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

17

MONTIBUS SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Montibus Capital Management LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.05% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until December 31, 2015, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2014, the amount of potential recovery was as follows:

Expiration

April 30, 2015	April 30, 2016	April 30, 2017	April 30, 2018
$386,522	$319,654	$340,369	$174,749

For the period ended October 31, 2014, the advisory fees accrued and waived were $163,708 and fees reimbursed by the Adviser were $11,041.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

18

MONTIBUS SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Adviser Class Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Adviser Class Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis, of the average daily net assets of the Fund’s Class A and Adviser Class Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the year ended October 31, 2014 was $2,257. Certain employees of BNY Mellon serve as an Officer or Trustee of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the period ended October 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$13,823,392	$13,615,689

19

MONTIBUS SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2014 and the year ended April 30, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

	For Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014
	Shares	Amount	Shares	Amount
Class A Shares
Sales	981	$13,293	25,689	$346,920
Reinvestments	—	—	1,800	24,012
Redemption Fees*	—	4	—	—
Redemptions	(2,003)	(27,223)	(12,939)	(58,375)

Net increase/(decrease)	(1,022)	$(13,926)	14,550	$312,557

Adviser Class Shares
Sales	—	$—	6,625	$93,659
Reinvestments	—	—	562	7,505
Redemptions	(506)	(6,738)	(1,757)	(24,491)

Net increase/(decrease)	(506)	$(6,738)	5,430	$76,673

Institutional Class Shares
Sales	4,167	$54,421	65,082	$898,018
Reinvestments	—	—	123,619	1,662,673
Redemption Fees*	—	185	—	—
Redemptions	(4,238)	(57,739)	(119,492)	(1,733,646)

Net increase/(decrease)	(71)	$(3,133)	69,209	$827,045

Total Net increase/ (decrease)	(1,599)	$(23,797)	89,189	$1,216,275

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

20

MONTIBUS SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2014, the tax character of distributions paid by the Fund was $589,721 of ordinary income dividends and $1,105,364 of long term capital gains dividends. Distributions from short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Qualified Late-Year Losses
$—	$997,146	$1,508,797	$4,983,259	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$26,718,015

Gross unrealized appreciation	$7,534,212
Gross unrealized depreciation	(1,073,141)

Net unrealized appreciation	$6,461,071

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will

21

MONTIBUS SMALL CAP GROWTH FUND

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of April 30, 2014, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

22

MONTIBUS SMALL CAP GROWTH FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 632-9904 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

At an in-person meeting held on September 22-23, 2014 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Montibus Capital Management LLC (the “Adviser” or “Montibus”) and the Trust on behalf of the Montibus Small Cap Growth Fund (the “Fund”) (“Agreement”). In determining whether to continue the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, and (x) compliance with the Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Adviser also provided its most recent Form ADV for the Trustees’ review and consideration. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair

23

MONTIBUS SMALL CAP GROWTH FUND

Other Information

(Unaudited)

value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standards applicable to their review of the Agreement.

Representatives from Montibus attended the meeting both in person and telephonically and discussed Montibus’ history, performance and investment strategy in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Trustees considered the investment performance of the Fund and the Adviser. The Trustees reviewed the historical performance charts for each of the Fund’s share classes for the year to date, one year, two year, three-year and since inception periods ended March 31, 2014, as compared to (i) the Russell 2000 Total Return Index and (ii) the Lipper Small Cap Growth Fund category, the Fund’s applicable Lipper peer group. The Trustees noted that the Fund’s Class A shares and Adviser Class shares, which had differing inception dates, each underperformed the Russell 2000 Total Return Index and Lipper Small Cap Growth Fund category for the year to date, one year, two year and three year and since inception periods ended June 30, 2014. They further noted that the Fund’s Institutional Class shares outperformed the Russell 2000 Total Return Index and Lipper Small Cap Growth Fund category from commencement of the Fund’s operations through June 30, 2014, and underperformed for the year to date, one year, two year and three year periods.

The Trustees also received performance information for the Fund’s Institutional Class shares (including the performance of the Fund’s predecessor account), as compared to the Fund’s comparable separately managed account composite and the Russell 2000 Growth Index for the one year, three year, five year and since inception periods ended June 30, 2014. The Trustees noted that the Fund underperformed the Russell 2000 Growth Index for the one year, three year and since inception periods ended June 30, 2014, and performed in-line with the index for the 5 year period. The Trustees concluded that, although the Fund had underperformed the Russell 2000 Total Return Index, Russell 2000 Growth Index and the Lipper Small Cap Growth Fund category for certain measurement periods noted above, the Trustees concluded that the performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees considered the fees that the Adviser charges to its separately managed accounts, and evaluated the explanations provided by the Adviser as to differences in fees charged to the Fund and such accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus other similarly managed funds. The Trustees noted that the net total expenses of the Fund’s Class A shares, Adviser Class shares and Institutional Class shares, shares were each lower than the median of the net total expenses of funds with similar share classes in the Lipper Small Cap Growth Fund category with $250 million or less in assets. Further, the gross advisory fee for the

24

MONTIBUS SMALL CAP GROWTH FUND

Other Information

(Unaudited)

Fund’s Class A shares, Adviser Class shares and Institutional Class shares, were each higher than the median of the gross advisory fee for funds with a similar share class in the Lipper Small Cap Growth Fund category with $250 million or less in assets. The Trustees concluded that the advisory fee and services provided by the Adviser are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting.

The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures and reports regarding the Adviser’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry norms and that the Fund is likely to benefit from the continued receipt of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Fund, as well as its profitability. The Trustees were provided with the audited financial statements of Montibus’ parent company as of December 31, 2013. The Trustees noted that the Adviser’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund specifically. The Trustees noted that the Adviser’s contractual advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund was reasonable, taking into account the quality of services provided by the Adviser and the current size and projected growth of the Fund during the renewal term.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

25

MONTIBUS SMALL CAP GROWTH FUND

Other Information

(Unaudited)

In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one year period.

26

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Montibus Capital Management LLC

805 SW Broadway, Suite 2400

Portland, OR 97205

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

MONTIBUS SMALL

CAP GROWTH FUND

of

FundVantage Trust

Class A Shares (SGWAX)

Adviser Class Shares (SGWYX)

Institutional Class Shares (SGRIX)

SEMI-ANNUAL

REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Montibus Small Cap Growth Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Montibus Small Cap Growth Fund.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

of

FundVantage Trust

Class I Shares

SEMI-ANNUAL REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Mount Lucas U.S. Focused Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Mount Lucas U.S. Focused Equity Fund.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

	Average Annual Total Returns for Periods Ended October 31, 2014
	Six Months†	1 Year	3 Years	5 Years	Since Inception
Class I Shares*	3.61%	18.03%	21.08%	18.16%	6.14%
S&P 500® Index	8.22%	19.73%	22.99%	15.70%	6.02%**

†	Not annualized.

*	Mount Lucas U.S. Focused Equity Fund - Class I Shares (the “Fund”) commenced operations on October 1, 2007.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (844) 261-6483.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2014, are 1.18% and 0.95%, respectively, for Class I shares of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to limit expenses until August 31, 2015. Performance would have been lower without fee waivers in effect.

The Fund operated as a series of Scotia Institutional Funds prior to the opening of business on March 24, 2014 (the “Predecessor Fund”), at which time, the Predecessor Fund was reorganized into the Fund.

Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax free reorganization (the “Reorganization”). The Reorganization occurred at the opening of business on March 24, 2014. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. The Fund has the same investment objective and strategies as the Predecessor Fund. The Performance shown for periods prior to March 24, 2014 represents the performance for the Predecessor Fund.

The value of the Fund’s investments in equity securities may fluctuate drastically from day-to-day causing volatility and possible loss of principal. The fund may invest in undervalued securities and is subject to the risk that the securities may not appreciate in value as anticipated.

The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers. The Fund may invest in undervalued securities and is subject to the risk that the securities may not appreciate in value as anticipated.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Composite Price Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

1

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2014 through October 31, 2014 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mount Lucas U.S. Focused Equity Fund
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Class I Shares
Actual	$1,000.00	$1,036.10	$4.88
Hypothetical (5% return before expenses)	1,000.00	1,020.42	4.84

*

Expenses are equal to the annualized expense ratio for the six-months ended October 31, 2014 of 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of 3.61% for Class I shares.

2

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Consumer Discretionary	26.0%	$14,578,124
Energy	18.5	10,358,892
Financials	17.9	10,062,631
Industrials	14.8	8,331,246
Materials	8.8	4,938,790
Information Technology	7.6	4,255,554
Consumer Staples	3.3	1,840,481
Health Care	2.1	1,181,371
Other Assets in Excess of Liabilities	1.0	579,328

NET ASSETS	100.0%	$56,126,417

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.0%
Consumer Discretionary — 26.0%
Best Buy Co., Inc.	82,219	$2,806,957
Ford Motor Co.	136,570	1,924,271
GameStop Corp., Class A	55,481	2,372,368
Graham Holdings Co., Class B	3,175	2,487,930
Kohl’s Corp.	37,125	2,012,918
Marriott International, Inc., Class A	7,940	601,455
Staples, Inc.	187,084	2,372,225

		14,578,124

Consumer Staples — 3.3%
CVS Caremark Corp.	14,140	1,213,353
Dr. Pepper Snapple Group, Inc.	9,056	627,128

		1,840,481

Energy — 18.5%
Marathon Petroleum Corp.	25,808	2,345,947
Noble Corp. PLC	88,004	1,841,044
Transocean Ltd.	62,518	1,864,912
Valero Energy Corp.	85,985	4,306,989

		10,358,892

Financials — 17.9%
Allstate Corp. (The)	36,753	2,383,432
Assurant, Inc.	73,294	5,000,117
Blackhawk Network Holdings, Inc., Class B*	—	11
Marsh & McLennan Cos., Inc.	10,683	580,835
Torchmark Corp.	1	26
Unum Group	62,708	2,098,210

		10,062,631

Health Care — 2.1%
Becton Dickinson & Co.	4,543	584,684
CR Bard, Inc.	3,639	596,687

		1,181,371

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrials — 14.8%
Cintas Corp.	16,931	$1,240,026
Delta Air Lines, Inc.	115,615	4,651,191
General Dynamics Corp.	9,198	1,285,512
Raytheon Co.	5,241	544,435
Union Pacific Corp.	5,239	610,082

		8,331,246

Information Technology — 7.6%
Amphenol Corp., Class A	10,745	543,482
Fiserv, Inc.*	17,484	1,214,788
Hewlett-Packard Co.	69,601	2,497,284

		4,255,554

Materials — 8.8%
Ball Corp.	8,532	549,717
Cliffs Natural Resources, Inc.	113,671	1,276,525
The Dow Chemical Co.	42,970	2,122,718
Ecolab, Inc.	4,766	530,122
Lyondellbasell Industries NV	5,017	459,708

		4,938,790

TOTAL COMMON STOCKS (Cost $53,905,247)		55,547,089

TOTAL INVESTMENTS - 99.0% (Cost $53,905,247)		55,547,089

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		579,328

NET ASSETS - 100.0%		$56,126,417

*	Non-income producing.

PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

4

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets
Investments, at value (Cost $53,905,247)	$55,547,089
Cash	559,042
Receivable for capital shares sold	53,751
Dividends and interest receivable	80,259
Prepaid expenses and other assets	15,025

Total assets	56,255,166

Liabilities
Payable for investments purchased	59,461
Payable for administration and accounting fees	15,750
Payable for audit fees	14,332
Payable to custodian	13,083
Payable for transfer agent fees	10,571
Payable to Investment Adviser	10,016
Payable for capital shares redeemed	107
Other accrued expenses	5,429

Total liabilities	128,749

Net Assets	$56,126,417

Net Assets Consisted of:
Capital stock, $0.01 par value	$45,434
Paid-in capital	41,694,117
Accumulated net investment income	827,065
Accumulated net realized gain from investments	11,917,959
Net unrealized appreciation on investments	1,641,842

Net Assets	$56,126,417

Class I:
Net asset value, offering and redemption price per share ($56,126,417 / 4,543,360 shares)	$12.35

The accompanying notes are an integral part of the financial statements.

5

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

Six Months Ended October 31, 2014
Investment Income
Dividends	$606,162
Interest	36

Total investment income	606,198

Expenses
Advisory fees (Note 2)	224,828
Administration and accounting fees (Note 2)	40,985
Audit fees	28,442
Transfer agent fees (Note 2)	21,695
Printing and shareholder reporting fees	12,985
Legal fees	12,965
Custodian fees (Note 2)	12,328
Registration and filing fees	10,950
Trustees’ and officers’ fees (Note 2)	10,595
Other expenses	1,115

Total expenses before waivers	376,888

Less: waivers (Note 2)	(92,009)

Net expenses after waivers	284,879

Net investment income	321,319

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	4,666,854
Net change in unrealized appreciation on investments	(3,067,382)

Net realized and unrealized gain on investments	1,599,472

Net increase in net assets resulting from operations	$1,920,791

The accompanying notes are an integral part of the financial statements.

6

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Seven Months Ended April 30, 2014*	For the Year Ended September 30, 2013
Increase/(Decrease) in net assets from operations:
Net investment income	$321,319	$645,017	$612,727
Net realized gain on investments	4,666,854	7,347,146	5,819,331
Net change in unrealized appreciation/(depreciation) from investments	(3,067,382)	1,622,739	2,611,774

Net increase in net assets resulting from operations:	1,920,791	9,614,902	9,043,832

Less Dividends and Distributions to Shareholders from:
Net investment income
Class I	—	(519,755)	(426,207)
Net realized gains
Class I	—	(5,642,614)	—

Net decrease in net assets from dividends and distributions to shareholders	—	(6,162,369)	(426,207)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(4,960,692)	10,174,004	10,862,417

Total increase/(decrease) in net assets	(3,039,901)	13,626,537	19,480,042

Net assets
Beginning of period	59,166,318	45,539,781	26,059,739

End of period	$56,126,417	$59,166,318	$45,539,781

Accumulated net investment income, end of period	$827,065	$505,746	$380,484

*	The Fund changed its fiscal year end to April 30.

The accompanying notes are an integral part of the financial statements.

7

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Seven Months Ended April 30, 2014(1)		For the Year Ended September 30, 2013	For the Year Ended September 30, 2012		For the Year Ended September 30, 2011		For the Year Ended September 30, 2010	For the Year Ended September 30, 2009
Per Share Operating Performance
Net asset value, beginning of period	$11.92		$11.19		$8.72	$7.09		$7.69		$6.49	$7.07

Net investment income(2)	0.07		0.14		0.17	0.12		0.14		0.07	0.10
Net realized and unrealized gain/(loss) on investments	0.36		2.08		2.43	1.66		(0.81)		1.19	(0.51)

Net increase/(decrease) in net assets resulting from operations	0.43		2.22		2.60	1.78		(0.67)		1.26	(0.41)

Dividends and distributions to shareholders from:
Net investment income	—		(0.13)		(0.13)	(0.16)		(0.05)		(0.07)	(0.17)
Net realized gains	—		(1.36)		—	—		—		—	—

Total dividends and distributions to shareholders	—		(1.49)		(0.13)	(0.16)		(0.05)		(0.07)	(0.17)

Adviser Contribution	—		—		—	0.01		0.12		—	—

Redemption fees added to paid-in capital(2)	—		—		—	—		0.00	(3)	0.01	0.00 (3)

Net asset value, end of period	$12.35		$11.92		$11.19	$8.72		$7.09		$7.69	$6.49

Total investment return(4)	3.61%		20.54%		30.16%	25.38	%(5)	(7.25	)%(5)	19.60%	(5.16)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$56,126		$59,166		$45,540	$26,060		$17,003		$9,588	$3,827
Ratio of expenses to average net assets	0.95	%(6)	0.95	%(6)	0.95%	0.95%		0.95%		0.95%	0.95%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.26	%(6)	1.18	%(6)	1.25%	1.74%		1.74%		3.39%	7.91%
Ratio of net investment income to average net assets	1.07	%(6)	2.09	%(6)	1.70%	1.50%		1.68%		0.95%	1.92%
Portfolio turnover rate	49.57	%(7)	53.87	%(7)	103.55%	118.67%		102.57%		120.20%	178.60%

(1)	The Fund changed its fiscal year end to April 30.
(2)	Calculated based on the average number of shares outstanding during the period.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return for periods less than one year are not annualized.
(5)	Absent the capital contribution between the Predecessor Fund and the investment adviser to the Predecessor Fund, as described in Note 2, total returns would have been 25.23% and (8.82)% for the years ended September 30, 2012 and 2011, respectively.
(6)	Annualized.
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

8

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The Mount Lucas U.S. Focused Equity Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class I and Class II. As of October 31, 2014, Class II Shares have not been issued.

Immediately prior to the opening of business on March 24, 2014, the Fund, a series of the Trust, acquired substantially all of the assets and liabilities of the Mount Lucas U.S. Focused Equity Fund, a series of Scotia Institutional Funds (the “Predecessor Fund”) pursuant to an Agreement and Plan of Reorganization. As a result of the reorganization, the Fund is the accounting successor to the Predecessor Fund. See Note 6 for additional information on the reorganization.

The fiscal year end of the Predecessor Fund was September 30. As part of the Trust, the Fund changed its fiscal year end to April 30 to reflect the fiscal year end of the other series of the Trust.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s investments carried at fair value:

9

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$55,547,089	$55,547,089	$—	$—

*	Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

10

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Mount Lucas Management LP (“Mount Lucas” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is entitled to an investment advisory fee of 0.75% (on an annualized basis), which is calculated daily and paid monthly based on the average daily net assets of the Fund.

Prior to March 24, 2014, Scotia Institutional Investments US, LP (the “Former Adviser”) served as the investment adviser to the Predecessor Fund, and was entitled to the same investment advisory fee as listed above. Prior to March 24, 2014, the Former Advisor had a sub-advisory agreement with Mount Lucas. The Former Advisor, not the Predecessor Fund, paid a sub-advisory fee to Mount Lucas. Effective immediately prior to the opening of business on March 24, 2014, Mount Lucas became the investment adviser to the Fund.

The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.95% (on an annual basis) of the Fund’s average daily net assets of Class I Shares (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2015, unless the Board of Trustees of the Trust approves its earlier termination. Prior to March 24, 2014, the Former Adviser contractually agreed to waive class level expenses and fund level expenses, to the extent necessary to limit the total annual operating expenses from exceeding 0.95% for the Class I Shares average daily net assets.

11

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2014, the amount of potential recovery was as follows:

Expiration
April 30, 2017	April 30, 2018
$22,635	$92,009

As of October 31, 2014, the Adviser earned advisory fees of $224,828. For the six months ended October 31, 2014, the Adviser waived fees of $92,009.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2014 was $3,143. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

12

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$29,329,895	$33,945,765

4. Capital Share Transactions

For the six months ended October 31, 2014, the seven months ended April 30, 2014 and year ended September 30, 2013, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Seven Months Ended April 30, 2014		For the Year Ended September 30, 2013
	Shares	Value	Shares	Value	Shares	Value
Class I Shares*
Sales	315,623	$3,837,604	761,691	$8,856,951	1,433,027	$14,406,796
Reinvestments	—	—	537,560	6,048,236	47,058	422,109
Redemptions	(737,797)	(8,798,296)	(404,029)	(4,731,183)	(396,605)	(3,966,488)

Net Increase/Decrease	(422,174)	$(4,960,692)	895,222	$10,174,004	1,083,480	$10,862,417

* Information for period prior to March 24, 2014 pertains to the Class I Shares of the Predecessor Fund.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the period ended April 30, 2014, the tax character of distributions paid by the Fund was $1,963,279 of ordinary income dividends and $4,199,090 of long-term capital gains dividends. For the year ended September 30, 2013, the tax character of distributions paid by the Fund was $426,207 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Other Book/Tax Differences
$—	$1,373,605	$6,428,175	$4,668,758	$(4,464)

The differences between the book and tax basis unrealized depreciation are attributable primarily to the tax deferral of losses on wash sales. Other book/tax differences in treatment of organizational and start-up costs.

13

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

As of October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$53,905,247

Gross unrealized appreciation	$3,706,717
Gross unrealized depreciation	(2,064,875)

Net unrealized appreciation	$1,641,842

Accumulated capital losses represent net capital loss carry forwards as of September 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of April 30, 2014, the Fund did not have any capital loss carryforwards.

6. Reorganization

On March 7, 2014, at a special meeting, shareholders of Mount Lucas U.S. Focused Equity Fund, a series of Scotia Institutional Funds, (“Acquired Fund”) approved an Agreement and Plan of Reorganization pursuant to which the assets and identified liabilities of the Acquired Fund were transferred into Class I Shares of the Mount Lucas U.S. Focused Equity Fund of the Trust (“Acquiring Fund”) as noted below. The consummation of the reorganization took place immediately prior to the opening of business on March 24, 2014 in a tax-free exchange of shares.

Mount Lucas (series of Scotia Institutional Funds)	Acquiring Fund (series of FundVantage Trust)	Net Assets	Shares Outstanding
Mount Lucas U.S. Focused	Mount Lucas U.S. Focused
Equity Fund Class I	Equity Fund Class I	$57,966,637	4,923,325

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 261-6483 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

15

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Investment Adviser

Mount Lucas Management LP

405 South State Street

Newtown, PA 18940

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PACIFIC CAPITAL FUNDS

Semi-Annual Report

Pacific Capital Tax-Free Securities Fund

Performance Data

October 31, 2014 (Unaudited)

Credit Quality as of October 31, 2014 (as a percentage of total investments)

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the fund, and not the fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Investment Style

High-quality, intermediate-term, tax-exempt

Investment Objective

The Fund seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. The longer the average maturity of the Fund’s portfolio, the greater the fluctuation in value. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•Top-down macroeconomic analysis of interest rate trends

•Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (AMG)

•  As of October 31, 2014, AMG manages $1.1 billion in mutual fund assets. In addition, AMG personnel also manage approximately $1.8 billion in assets on behalf of Bank of Hawaii clients.

1

PACIFIC CAPITAL FUNDS

Semi-Annual Report

Pacific Capital Tax-Free Securities Fund

Performance Data (Concluded)

October 31, 2014 (Unaudited)

	Average Annual Total Returns for the Periods Ended October 31, 2014
	Six Months*	1 Year	3 Year	5 Year	10 Year
Class Y Shares	3.24%	6.62%	4.18%	4.35%	3.68%
Barclays Capital Hawaii Municipal Bond Index	3.29%	6.70%	4.46%	4.47%	4.49%

*	Not Annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.

The Fund’s total annual gross and net operating expense ratio for Class Y Shares, as disclosed in the Fund’s prospectus dated September 1, 2014, are 0.31% and 0.11%, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has contractually agreed to waive its Advisory fees until August 31, 2015. The waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust. Additional information pertaining to the Fund’s expense ratio for the period ended October 31, 2014 can be found in the financial highlights.

Before the Fund commenced operations, all of the assets of the Tax-Free Securities Fund, a series of Pacific Capital Funds (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”). Performance presented prior to June 28, 2010 reflects the performance of the Predecessor Fund.

Total returns reflect the waiver of Advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Fund is measured against the Barclays Capital Hawaii Municipal Bond Index, a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Fund is distributed by Foreside Funds Distributors LLC. The Asset Management Group of Bank of Hawaii is the investment adviser to the Fund and receives a fee for its services.

2

PACIFIC CAPITAL FUNDS

Semi-Annual Report

Pacific Capital Tax-Free Short Intermediate Securities Fund

Performance Data

October 31, 2014 (Unaudited)

Credit Quality as of October 31, 2014 (as a percentage of total investments)

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the fund, and not the fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Investment Style

High-quality, short-intermediate term, tax-exempt

Investment Objective

The Fund seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. The Fund seeks to provide greater price stability than a long-term bond fund.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. Intermediate term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•Top-down macroeconomic analysis of interest rate trends

•Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (AMG)

•  As of October 31, 2014, AMG manages $1.1 billion in mutual fund assets. In addition, AMG personnel also manage approximately $1.8 billion in assets on behalf of Bank of Hawaii clients.

3

PACIFIC CAPITAL FUNDS

Semi-Annual Report

Pacific Capital Tax-Free Short Intermediate Securities Fund

Performance Data (Concluded)

October 31, 2014 (Unaudited)

	Average Annual Total Returns for the Periods Ended October 31, 2014
	Six Months*	1 Year	3 Year	5 Year	10 Year
Class Y Shares	1.02%	1.66%	1.30%	1.41%	2.02%
Barclays Capital Hawaii 3-Year Municipal Bond Index	0.75%	1.22%	1.57%	1.91%	2.84%

*	Not Annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.

The Fund’s total annual gross and net operating expense ratio for Class Y Shares, as disclosed in the Fund’s prospectus dated September 1, 2014, are 0.40% and 0.20%, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has contractually agreed to waive its Advisory fees until August 31, 2015. The waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust. Additional information pertaining to the Fund’s expense ratio for the period ended October 31, 2014 can be found in the financial highlights.

Before the Fund commenced operations, all of the assets of the Tax-Free Short Intermediate Securities Fund, a series of Pacific Capital Funds (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”). Performance presented prior to June 28, 2010 reflects the performance of the Predecessor Fund.

Total returns reflect the waiver of Advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Fund is measured against the Barclays Capital Hawaii 3-Year Municipal Bond Index, which is the 2-4 year component of the Barclays Capital Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Fund is distributed by Foreside Funds Distributors LLC. The Asset Management Group of Bank of Hawaii is the investment adviser to the Fund and receives a fee for its services.

4

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2014 and held for the entire period through October 31, 2014.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

		Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*	Expense Ratio During Period**
Pacific Capital Tax-Free Securities Fund
Actual Fund Return	Class Y	$1,000.00	$1,032.40	$0.61	0.12%
Hypothetical Fund Return (5% return before expenses)	Class Y	1,000.00	1,024.60	0.61	0.12%
Pacific Capital Tax-Free Short Intermediate Securities Fund
Actual Fund Return	Class Y	$1,000.00	$1,010.20	$0.71	0.14%
Hypothetical Fund Return (5% return before expenses)	Class Y	1,000.00	1,024.50	0.71	0.14%

*

Expenses are equal to the average account value times a Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year (184) divided by the number of days in the fiscal year (365). The Funds’ ending account values on the first line in each table are based on the actual six month total returns of 3.24% for the Pacific Capital Tax-Free Securities Fund and 1.02% for the Pacific Capital Tax-Free Short Intermediate Securities Fund.

**	Annualized.

6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

October 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 97.3%
Arizona — 3.1%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 5.50%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	6,536,400

California — 1.5%
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	3,110,850

Florida — 0.9%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	1,790,000	1,995,725

Georgia — 1.8%
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	3,470,000	3,804,092

Hawaii — 78.8%
County of Kauai GO, Series A, 5.00%, 08/01/22	315,000	382,936
County of Kauai GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,055,130

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
County of Kauai GO, Series A, Prerefunded 08/01/15 at 100, 5.00%, 08/01/23, (NATL-RE, FGIC Insured)	600,000	621,390
County of Kauai GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,333,177
Hawaii County GO, Series A, 5.25%, 07/15/17	500,000	561,185
Hawaii County GO, Series A, Callable 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	1,934,662
Hawaii County GO, Series A, Callable 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,684,322
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/29	500,000	589,460
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Halekauwila Place, Series A, Callable 06/01/15 at 100, 0.70%, 12/01/15	1,000,000	1,000,110
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31, (FHLMC Insured)	3,460,000	3,517,747

The accompanying notes are an integral part of the financial statements.

7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA Insured)	3,890,000	4,166,618
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	1,350,000	1,572,588
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	4,021,745
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,000,000	2,321,520
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/23	500,000	536,665
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	500,000	572,025

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Co., Inc., Series A, 5.50%, 12/01/14, (AMBAC Insured)	2,000,000	2,004,340
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,390,000	1,558,565
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	599,610
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/16	500,000	526,255
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	850,353
Hawaii State GO, Series CY, 5.75%, 02/01/15, (AGM Insured)	820,000	831,045
Hawaii State GO, Series DI, Callable 03/01/16 at 100, 5.00%, 03/01/26, (AGM Insured)	1,000,000	1,054,030

The accompanying notes are an integral part of the financial statements.

8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	890,000	985,639
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	110,000	121,877
Hawaii State GO, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	1,025,000	1,131,241
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,441,520
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/23	3,100,000	3,512,703
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/28	3,000,000	3,367,590
Hawaii State GO, Series DN, 5.00%, 08/01/15	1,000,000	1,035,800
Hawaii State GO, Series DT, 5.00%, 11/01/15	1,500,000	1,571,400
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,900,000	2,073,755
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,544,050
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/27	4,500,000	5,379,570

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/29	2,000,000	2,376,420
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/30	3,000,000	3,553,800
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/31	2,800,000	3,306,828
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/27	745,000	879,711
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/29	3,000,000	3,504,600
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,215,260
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,227,710
Hawaii State Harbor System Revenue, Series A, 5.00%, 07/01/17	185,000	205,322
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	248,675
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,000,000	3,464,070
Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 07/01/16, (AGM Insured)	1,105,000	1,188,936

The accompanying notes are an integral part of the financial statements.

9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21, (BAM Insured)	500,000	600,240
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,442,899
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,305,573
Hawaii State Highway Revenue, Series B, 4.00%, 01/01/18, (BAM Insured)	750,000	827,355
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.50%, 07/01/23, (NATL-RE Insured)	1,500,000	1,583,175
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,709,250
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/17, (NATL-RE Insured)	1,300,000	1,395,381

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, 5.00%, 04/01/18	5,000,000	5,698,650
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,015,000	1,175,096
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/19, (NATL-RE Insured)	6,250,000	6,447,688
Honolulu City & County GO, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/21, (AGM Insured)	4,000,000	4,450,600
Honolulu City & County GO, Series A, 5.00%, 11/01/22	2,000,000	2,447,580
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,285,280
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/26, (NATL-RE Insured)	4,000,000	4,126,520
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,000,000	1,204,920

The accompanying notes are an integral part of the financial statements.

10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/28, (NATL-RE Insured)	1,275,000	1,315,328
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/29, (NATL-RE Insured)	1,000,000	1,031,630
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,865,000	2,183,076
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/36	3,000,000	3,174,510
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	3,000,000	3,163,680
Honolulu City & County GO, Series B, Refunding, Callable 12/01/20 at 100, 5.00%, 12/01/34	1,500,000	1,706,400
Honolulu City & County GO, Series D, Callable 07/01/15 at 100, 5.00%, 07/01/20, (NATL-RE Insured)	2,000,000	2,063,260
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 4.00%, 09/01/21	250,000	276,142

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.00%, 07/01/22, (NATL-RE, FGIC Insured)	4,165,000	4,296,739
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,776,745
Honolulu City & County Waste Water System Revenue, Series B-1, Callable 07/01/16 at 100, 5.00%, 07/01/32, (NATL-RE Insured)	4,015,000	4,266,339
Honolulu City & County, GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	2,000,000	2,404,800
Maui County GO, 5.00%, 03/01/15, (NATL-RE Insured)	2,500,000	2,539,375
Maui County GO, 5.00%, 06/01/20	3,075,000	3,666,384
Maui County GO, Callable 06/01/23 at 100, 3.00%, 06/01/27	540,000	552,733
Maui County GO, Series B, 4.00%, 06/01/16	1,000,000	1,057,500
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,313,126

The accompanying notes are an integral part of the financial statements.

11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,500,448
University of Hawaii System Revenue, Series A, Callable 07/15/16 at 100, 5.00%, 07/15/24, (AGM-CR, MBIA Insured)	470,000	501,913
University of Hawaii System Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,148,500

		167,270,790

Illinois — 2.5%
Chicago Midway Airport Revenue, Series C, 5.50%, 01/01/15, (NATL-RE Insured)	1,000,000	1,008,400
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,289,882

		5,298,282

Massachusetts — 1.4%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	2,900,175

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
New Jersey — 0.2%
Passaic Valley Sewage Commissioner System Revenue Refunding, Series G, 5.75%, 12/01/21	300,000	355,782

Ohio — 0.6%
Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,209,250

Texas — 3.2%
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE, FGIC Insured)	2,630,000	2,023,075
Houston Water and Sewer System Revenue, Unrefunded Balance CAB, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,356,880
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,270,080
Texas State Tranportation Commission Mobility Fund GO, 5.00%, 10/01/27	1,000,000	1,218,660

		6,868,695

The accompanying notes are an integral part of the financial statements.

12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Virginia — 0.8%
Virginia State College Building Authority, 21st Century College and Equipment, 5.00%, 02/01/22	1,500,000	1,816,440

Washington — 2.5%
King County School District No. 403 Renton GO, Callable 12/01/16 at 100, 5.00%, 12/01/24, (NATL-RE, FGIC Insured, School Bond Guarantee)	3,000,000	3,281,880
Port of Seattle Revenue, Callable 02/01/16 at 100, 5.00%, 02/01/25, (XLCA Insured)	2,000,000	2,102,560

		5,384,440

TOTAL MUNICIPAL BONDS (Cost $194,477,691)		206,550,921

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 1.4%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	2,927,101	2,927,101

TOTAL REGISTERED INVESTMENT COMPANY (Cost $2,927,101)		2,927,101

TOTAL INVESTMENTS - 98.7% (Cost $197,404,792)		209,478,022
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		2,689,024

NET ASSETS - 100.0%		$212,167,046

(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2014.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

13

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BAM	Build America Mutual
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
NATL-RE	National Reinsurance Corp.
XLCA	XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

14

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

October 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 95.4%
Alaska — 0.4%
Alaska State GO, Series A, 5.00%, 08/01/18	500,000	576,395

Arizona — 1.5%
Maricopa County Elementary School District No 6 Washington, Series A, 5.38%, 07/01/15, (AGM Insured)	1,000,000	1,034,220
Mesa City, Utility Systems Revenue, ETM, 5.25%, 07/01/16, (NATL-RE, FGIC Insured)	1,000,000	1,080,460

		2,114,680

Colorado — 0.4%
Boulder County Sales and Use Tax Revenue, Open Space, 5.00%, 12/15/18, (MAC Insured)	500,000	574,470

Connecticut — 1.2%
State of Connecticut Special Tax Revenue, 5.00%, 11/01/18	1,000,000	1,156,030
State of Connecticut Special Tax Revenue, Series B, 5.00%, 12/01/18	500,000	579,395

		1,735,425

Florida — 0.5%
JEA Electric System Revenue, Sub-Series A, 5.00%, 10/01/18	650,000	749,606

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Georgia — 0.8%
Georgia State GO, Series I, 5.00%, 11/01/17	1,000,000	1,130,460

Guam — 1.0%
Guam Economic Development & Commerce Authority, CAB, Series B, ETM, 5.40%, 05/15/15	1,350,000	1,385,910

Hawaii — 63.5%
County of Kauai GO, Series A, 2.25%, 08/01/17	150,000	156,296
County of Kauai GO, Series A, 3.00%, 08/01/20	295,000	319,240
County of Kauai GO, Series A, 2.00%, 08/01/16	500,000	514,200
Hawaii County GO, Series A, 5.00%, 03/01/15	600,000	609,426
Hawaii County GO, Series A, 4.00%, 03/01/16	400,000	419,568
Hawaii County GO, Series A, 5.25%, 07/15/17	1,155,000	1,296,337
Hawaii County GO, Series A, Callable 07/15/18 at 100, 5.00%, 07/15/21	120,000	136,381
Hawaii County GO, Series B, 4.00%, 09/01/15	500,000	515,770
Hawaii County GO, Series B, 5.00%, 07/15/16, (AMBAC Insured)	1,215,000	1,310,353
Hawaii County GO, Series B, 5.00%, 09/01/16	1,000,000	1,084,000

The accompanying notes are an integral part of the financial statements.

15

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii County GO, Series B, 5.00%, 09/01/17	1,000,000	1,119,650
Hawaii State Airports System Revenue, AMT, 4.00%, 07/01/15	515,000	527,607
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/21	1,000,000	1,188,110
Hawaii State Airports System Revenue, Series A, 5.25%, 07/01/20	1,320,000	1,590,600
Hawaii State Airports System Revenue, Series B, AMT, 4.00%, 07/01/15	1,000,000	1,024,480
Hawaii State Department of Budget & Finance Various Revenue, The Queens Health, Series B, Callable 11/11/14 at 100, 0.05%, 07/01/29(a)	6,700,000	6,700,000
Hawaii State Department of Hawaiian Home Lands, Kapolei Office, Series A, 3.75%, 11/01/15	500,000	516,010
Hawaii State Department of Transportation, AMT, 4.00%, 08/01/18	600,000	660,312
Hawaii State GO, Refunding Series DR, 4.00%, 06/01/16	500,000	528,670

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Refunding Series DT, 4.00%, 11/01/15	500,000	518,860
Hawaii State GO, Refunding Series DY, 4.00%, 02/01/15	770,000	777,153
Hawaii State GO, Refunding Series DY, 4.00%, 02/01/16	745,000	779,344
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/17	750,000	846,892
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/18	500,000	578,440
Hawaii State GO, Refunding, Series EJ, 5.00%, 08/01/15	2,000,000	2,071,600
Hawaii State GO, Refunding, Series EK, 5.00%, 08/01/16	2,000,000	2,160,700
Hawaii State GO, Refunding, Series EL, 3.00%, 08/01/17	1,000,000	1,065,380
Hawaii State GO, Series DG, Callable 07/01/15 at 100, 5.00%, 07/01/16, (AMBAC Insured)	2,075,000	2,140,778
Hawaii State GO, Series DI, Prerefunded 03/01/16 at 100, 5.00%, 03/01/25, (AGM Insured)	1,135,000	1,205,654
Hawaii State GO, Series DN, 5.00%, 08/01/15	660,000	683,628

The accompanying notes are an integral part of the financial statements.

16

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DQ, 5.00%, 06/01/17	375,000	417,562
Hawaii State GO, Series DT, 5.00%, 11/01/17	200,000	225,838
Hawaii State GO, Series EA, 4.00%, 12/01/20	1,000,000	1,142,070
Hawaii State GO, Series EE, 4.00%, 11/01/22	1,020,000	1,169,114
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,215,260
Hawaii State Harbor System Revenue, AMT, Series B, 5.00%, 07/01/15, (AGM Insured)	2,710,000	2,791,896
Hawaii State Harbor System Revenue, Series A, 4.00%, 07/01/16	500,000	528,130
Hawaii State Highway Revenue, 5.50%, 07/01/18	1,000,000	1,163,080
Hawaii State Highway Revenue, Series A, 3.00%, 01/01/16	2,000,000	2,063,420
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/17	325,000	348,845
Hawaii State Highway Revenue, Series A, 3.00%, 01/01/17	2,000,000	2,107,500
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/18	995,000	1,096,311

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,196,590
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,138,250
Hawaii State Highway Revenue, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/22, (AGM Insured)	1,565,000	1,614,501
Hawaii State Highway Revenue, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	578,425
Hawaii State Housing Finance & Development Corp., Multifamily Housing Halekauwla Place, Series A, Callable 06/01/15 at 100, 0.70%, 12/01/15	2,000,000	2,000,220
Hawaii State Housing Finance & Development Corp., Multifamily Housing Kuhio Park Terrace, Series A, 2.00%, 10/01/15, (FHLMC Insured)	150,000	151,308
Hawaii State Housing Finance & Development Corp., Series A, 2.35%, 07/01/17, (GNMA/FNMA Insured)	555,000	571,922

The accompanying notes are an integral part of the financial statements.

17

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Housing Finance & Development Corp., Series A, 2.70%, 07/01/18, (GNMA/FNMA Insured)	565,000	589,024
Honolulu City & County Board of Water Supply System Revenue, AMT, Series B, Callable 7/01/16at 100, 5.25%, 07/01/21, (NATL-RE Insured)	1,335,000	1,431,120
Honolulu City & County Board of Water Supply System Revenue, Series A, 3.00%, 07/01/15	500,000	509,335
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/20	320,000	380,890
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/22	650,000	787,761
Honolulu City & County Board of Water Supply System Revenue, Series A, Unrefunded Portion, Callable 07/01/16 at 100, 4.50%, 07/01/22, (NATL-RE Insured)	1,070,000	1,132,231

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, 4.00%, 08/01/16	500,000	531,610
Honolulu City & County GO, Series A, 5.00%, 04/01/18	200,000	227,946
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,500,000	1,736,595
Honolulu City & County GO, Series A, 3.00%, 11/01/18	750,000	809,738
Honolulu City & County GO, Series A, Prerefunded 07/01/15 at 100, 5.00%, 07/01/25, (NATL-RE Insured)	1,625,000	1,676,399
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/29, (NATL-RE Insured)	1,000,000	1,031,630
Honolulu City & County GO, Series B, 5.00%, 07/01/16, (NATL-RE Insured)	750,000	773,625
Honolulu City & County GO, Series B, 5.00%, 08/01/16	625,000	675,338
Honolulu City & County GO, Series B, Prerefunded 07/01/15 at 100, 5.00%, 07/01/18, (NATL-RE Insured)	1,050,000	1,083,212

The accompanying notes are an integral part of the financial statements.

18

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, 5.00%, 08/01/19	1,000,000	1,177,560
Honolulu City & County GO, Series B, 5.00%, 11/01/20	500,000	601,145
Honolulu City & County GO, Series B, 5.00%, 11/01/21	955,000	1,161,146
Honolulu City & County GO, Series C, Callable 07/01/15 at 100, 5.00%, 07/01/16, (NATL-RE Insured)	200,000	206,300
Honolulu City & County GO, Series D, Prerefunded 07/01/15 at 100, 5.00%, 07/01/23, (NATL-RE Insured)	375,000	386,861
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/23	1,000,000	1,181,460
Honolulu City & County GO, Series E, 5.25%, 07/01/15, (NATL-RE Insured)	500,000	516,735
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.25%, 07/01/17, (NATL-RE, FGIC Insured)	535,000	552,799

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 5.00%, 07/01/18	1,150,000	1,317,820
Honolulu City & County Wastewater System Revenue, 4.00%, 07/01/19	480,000	541,834
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Sub-Series A, 4.00%, 07/01/16	905,000	959,481
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series-B, 4.25%, 07/01/17, (NATL-RE Insured)	150,000	164,026
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 5.00%, 07/01/20	500,000	597,840
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 4.00%, 07/01/21	500,000	573,425
Honolulu City & County Wastewater System Revenue, Senior Series A, 5.00%, 07/01/19	1,000,000	1,173,030

The accompanying notes are an integral part of the financial statements.

19

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series A, 3.25%, 07/01/20	1,320,000	1,446,298
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,147,137
Honolulu City & County Wastewater System Revenue, Series A, Prerefunded 07/01/15 at 100, 5.00%, 07/01/16, (NATL-RE Insured)	555,000	572,555
Maui County GO, 4.00%, 06/01/16	500,000	528,750
Maui County GO, Prerefunded 03/01/15 at 100, 5.00%, 03/01/17, (NATL-RE Insured)	90,000	91,411
Maui County GO, 5.00%, 06/01/18	1,000,000	1,145,330
Maui County GO, 5.00%, 06/01/18	300,000	343,599
Maui County GO, 5.00%, 06/01/20	530,000	631,930
Maui County GO, Series A, 3.50%, 07/01/15	200,000	204,402
Maui County GO, Series B, 5.00%, 06/01/18	250,000	286,332

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Unrefunded Portion, Callable 03/01/15 at 100, 5.00%, 03/01/17, (NATL-RE Insured)	410,000	416,023
University of Hawaii Revenue, Series A, 4.00%, 10/01/16	625,000	667,912
University of Hawaii Revenue, Series A, 5.00%, 10/01/17	1,510,000	1,680,237
University of Hawaii Revenue, Series A, 2.00%, 10/01/18	230,000	233,556

		88,449,069

Idaho — 0.8%
Madison County School District No 321 Rexburg GO, Refunding, Series A, 4.00%, 08/15/18, (ID SLSTAX GTY Insured)	1,000,000	1,113,980

Illinois — 0.2%
Winnebago County School District No 122 Harlem-Loves Park GO, ETM, 0.00%, 01/01/16, (AGM Insured)	215,000	214,183

Indiana — 0.7%
Indiana Finance Authority Revenue Refunding Facilities, Prerefunded 07/01/18 at 100, 5.00%, 07/01/20	865,000	994,266

The accompanying notes are an integral part of the financial statements.

20

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Iowa — 0.3%
University of Iowa Facilities Corp. Revenue, Medical Education & Biomed Research Facility, 3.75%, 06/01/18	435,000	477,357

Kansas — 1.2%
City of Wichita GO, Series E, 4.00%, 10/01/17	1,460,000	1,602,759

Maryland — 1.3%
Maryland State GO, Series C, 5.00%, 11/01/18	1,500,000	1,741,710

Massachusetts — 0.8%
Commonwealth of Massachusetts GO, Series C, Prerefunded 08/01/17 at 100, 5.25%, 08/01/22, (AGM Insured)	1,000,000	1,126,700

Michigan — 0.3%
Michigan Municipal Bond Authority Revenue, Clean Water Revolving Fund, Callable 10/01/16 at 100, 5.00%, 10/01/18	365,000	396,547

Missouri — 0.8%
Kansas City Special Obligation Refunding & Improvement Revenue, Series B, 5.00%, 08/01/18	450,000	510,916

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Missouri — (Continued)
St Charles County School District No R-IV Wentzville GO, Refunding, 4.00%, 03/01/19, (ST AID DIR DEP)	500,000	561,485

		1,072,401

Nevada — 1.9%
Clark County GO, Refunding Infrastructure Improvement, Series B, 4.00%, 07/01/18	585,000	646,501
Nevada System of Higher Education, Series B, Prerefunded 01/01/16 at 100, 5.00%, 07/01/26, (AMBAC Insured)	1,900,000	2,003,379

		2,649,880

New York — 0.4%
New York City GO, Series J, 5.00%, 08/01/18	470,000	540,312

Ohio — 2.5%
City of Akron, Prerefunded, 06/01/15 at 100, 5.00%, 12/01/15, (AGM Insured)	1,475,000	1,515,725
Ohio State GO, Infrastructure Improvement, Series A, Callable 03/01/15 at 100, 5.00%, 09/01/19	1,410,000	1,432,109

The accompanying notes are an integral part of the financial statements.

21

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Ohio — (Continued)
Reynoldsburg City Capital Facilities GO, Prerefunded 12/01/15 at 100, 4.00%, 12/01/20, (AMBAC Insured)	550,000	572,192

		3,520,026

Oklahoma — 1.3%
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/17	500,000	554,785
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/18	500,000	568,905
Oklahoma Development Finance Authority Health Refunding, INTEGRIS Baptist Medical Center, Series C, 5.00%, 08/15/16	455,000	491,104
Oklahoma Water Resources Board Loan Revenue, Series A, 5.00%, 10/01/20	200,000	239,666

		1,854,460

Oregon — 0.9%
Oregon State GO, University System Revenue, Series A, 5.00%, 08/01/16	100,000	108,054
Portland City, Water System Revenue, First Lien, Series A, 5.00%, 05/01/18	460,000	527,027

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Oregon — (Continued)
State of Oregon, 5.00%, 08/01/35	625,000	647,281

		1,282,362

Texas — 6.2%
Bexar County GO, Edgewood Independent School District, 4.00%, 08/15/21, (PSF-GTD Insured)	450,000	513,508
Carrollton City Improvement Revenue GO, 3.00%, 08/15/23	870,000	929,569
Dallas Independent School District GO, Refunding Series A, 4.00%, 08/15/16, (PSF-GTD Insured)	1,000,000	1,064,260
Dallas Independent School District GO, Refunding Series A, 5.00%, 08/15/19, (PSF-GTD Insured)	1,000,000	1,179,490
Harris County GO, Refunding Road, Series A, 5.00%, 10/01/20	1,000,000	1,202,100
La Joya Independent School District GO, School Building, Prerefunded 02/15/18 at 100, 5.00%, 02/15/34, (PSF-GTD Insured)	590,000	672,683
Texas State GO, Unrefunded Portion Transportation Commission, 5.00%, 04/01/17	905,000	1,002,025

The accompanying notes are an integral part of the financial statements.

22

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — (Continued)
University of Texas, Finance System Revenue, Series B, Prerefunded 08/15/16 at 100, 5.00%, 08/15/21	500,000	541,445
University of Texas, Refunding Finance System Revenue, Series B, 5.00%, 08/15/15	400,000	415,136
Ysleta Independent School District GO, Refunding, 4.00%, 08/15/19, (PSF-GTD Insured)	1,000,000	1,129,620

		8,649,836

Utah — 0.8%
Utah State Board of Regents, Student Loan Series EE-2, 5.00%, 11/01/17, (GTD STD LNS Insured)	1,000,000	1,125,000

Virgin Islands — 0.3%
University of The Virgin Islands Improvement Revenue, Series A, Prerefunded 12/01/14 at 100, 5.38%, 06/01/34, (GO of University Insured)	400,000	401,504

Virginia — 0.8%
Virginia Public School Authority Revenue, Series II, 5.00%, 04/15/17	1,000,000	1,107,900

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Washington — 3.1%
County of King GO, Callable 12/01/22 at 100, 5.00%, 06/01/23	1,000,000	1,225,930
County of King GO, Refunding, 5.00%, 12/01/19	1,000,000	1,184,820
Klickitat County Public Utility District No 1 Revenue, Series B, Callable 12/01/16 at 100, 5.25%, 12/01/19, (NATL Insured)	1,500,000	1,636,575
Snohomish County School District GO, Callable 12/01/16 at 100, 5.00%, 12/01/17, (NATL SCH BN GTY Insured)	200,000	218,792

		4,266,117

Wisconsin — 1.5%
Milwaukee City GO, Promissory & Corporate Notes, Series N2, 5.00%, 05/01/20	400,000	474,892
Waukesha City GO, Series A, Unrefunded Balance, Callable 10/01/15 at 100, 5.00%, 10/01/16, (AGM Insured)	340,000	341,176

The accompanying notes are an integral part of the financial statements.

23

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Shares	Value ($)

MUNICIPAL BONDS — (Continued)
Wisconsin — (Continued)
Wisconsin State GO, Series 3, 5.00%, 11/01/22	1,000,000	1,222,130

		2,038,198

TOTAL MUNICIPAL BONDS (Cost $131,501,919)		132,891,513

REGISTERED INVESTMENT COMPANY — 3.7%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	5,161,702	5,161,702

TOTAL REGISTERED INVESTMENT COMPANY (Cost $5,161,702)		5,161,702

TOTAL INVESTMENTS - 99.1% (Cost $136,663,621)		138,053,215
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		1,313,948

NET ASSETS - 100.0%		$139,367,163

(a)	Floating or variable rate security. Rate disclosed is as of October 31, 2014.

Portfolio holdings are subject to change at any time.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD STD LNS	Guaranteed Student Loans
ID SLSTAX GTY	Idaho Sales Tax Guaranty
MAC	Municipal Assurance Corp
NATL-RE	National Reinsurance Corp.
NATL SCH BN GTY	National School Board Guarantee
PSF-GTD	Permanent School Fund Guaranteed
ST AID DIR DEP	State Aid Direct Deposit

The accompanying notes are an integral part of the financial statements.

24

PACIFIC CAPITAL FUNDS

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund

Assets
Investments, at value (Cost $197,404,792 and $136,663,621, respectively)	$209,478,022	$138,053,215
Receivable for capital shares sold	106,177	54,766
Dividends and interest receivable	3,037,908	1,648,235
Prepaid expenses and other assets	8,423	5,764

Total assets	212,630,530	139,761,980

Liabilities
Payable for capital shares redeemed	297,003	328,057
Payable for distributions to shareholders	92,345	15,588
Payable for administration and accounting fees	23,026	11,538
Payable for custodian fees	7,966	7,322
Payable for transfer agent fees	7,646	7,649
Accrued expenses	35,498	24,663

Total liabilities	463,484	394,817

Net Assets	$212,167,046	$139,367,163

Net Assets Consist of:
Capital stock, $0.01 par value	$205,276	$136,434
Paid-in capital	201,533,418	138,631,864
Undistributed net investment income	—	49
Accumulated net realized loss from investments	(1,644,878)	(790,778)
Net unrealized appreciation on investments	12,073,230	1,389,594

Net Assets	$212,167,046	$139,367,163

Class Y:
Outstanding shares	20,527,599	13,643,387

Net asset value, offering and redemption price per share	$10.34	$10.21

The accompanying notes are an integral part of the financial statements.

25

PACIFIC CAPITAL FUNDS

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund

Investment Income
Interest	$3,596,453	$796,915

Total investment income	3,596,453	796,915

Expenses
Advisory fees (Note 2)	214,516	136,735
Administration and accounting fees (Note 2)	40,326	27,634
Legal fees	19,531	9,701
Audit fees	13,029	12,999
Transfer agent fees (Note 2)	11,789	11,733
Trustees’ and officers’ fees (Note 2)	11,259	6,891
Custodian fees (Note 2)	9,215	8,805
Printing and shareholder reporting fees	8,048	5,567
Registration and filing fees	2,196	5,405
Other expenses	14,004	4,723

Total expenses before waivers and reimbursements	343,913	230,193

Less: waivers and reimbursements (Note 2)	(214,516)	(136,735)

Net expenses after waivers and reimbursements	129,397	93,458

Net investment income	3,467,056	703,457

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments	33,029	(19,471)
Net change in unrealized appreciation on investments	3,257,650	640,850

Net realized and unrealized gain on investments	3,290,679	621,379

Net increase in net assets resulting from operations	$6,757,735	$1,324,836

The accompanying notes are an integral part of the financial statements.

26

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Statement of Changes in Net Assets

Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014

Increase/(decrease) in net assets from operations:
Net investment income	$3,467,056	$8,547,539
Net realized gain/(loss) from investments	33,029	(1,020,304)
Net change in unrealized appreciation/(depreciation) on investments	3,257,650	(10,425,333)

Net increase/(decrease) in net assets resulting from operations	6,757,735	(2,898,098)

Less Dividends and Distributions to Shareholders from:
Net investment income	(3,467,056)	(8,547,539)

Net decrease in net assets from dividends and distributions to shareholders	(3,467,056)	(8,547,539)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(9,894,772)	(73,407,685)

Total decrease in net assets	(6,604,093)	(84,853,322)

Net assets
Beginning of period	218,771,139	303,624,461

End of period	$212,167,046	$218,771,139

Undistributed net investment income, end of period	$—	$—

The accompanying notes are an integral part of the financial statements.

27

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Statement of Changes in Net Assets

Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014

Increase/(decrease) in net assets from operations:
Net investment income	$703,457	$929,434
Net realized loss from investments	(19,471)	(37,069)
Net change in unrealized appreciation/(depreciation) on investments	640,850	(417,183)

Net increase in net assets resulting from operations	1,324,836	475,182

Less Dividends and Distributions to Shareholders from:
Net investment income	(703,457)	(929,434)

Net decrease in net assets from dividends and distributions to shareholders	(703,457)	(929,434)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	30,074,445	46,562,063

Total increase in net assets	30,695,824	46,107,811

Net assets
Beginning of period	108,671,339	62,563,528

End of period	$139,367,163	$108,671,339

Undistributed net investment income, end of period	$49	$49

The accompanying notes are an integral part of the financial statements.

28

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Financial Highlights

Contained below is per share operating performance data for each Class Y Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Class Y	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Nine Months Ended April 30, 2011†		For the Year Ended July 31, 2010	For the Year Ended July 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$10.18		$10.51	$10.41	$9.92	$10.16		$9.97	$9.94

Net investment income	0.17		0.33	0.34	0.38	0.34		0.37	0.41
Net realized and unrealized gain/(loss) from investments	0.16		(0.33)	0.11	0.49	(0.25)		0.20	0.04

Net increase in net assets resulting from operations	0.33		—	0.45	0.87	0.09		0.57	0.45

Dividends and distributions to shareholders from:
Net investment income	(0.17)		(0.33)	(0.35)	(0.38)	(0.33)		(0.38)	(0.41)
Net realized gains	—		—	—	—	—		—	(0.01)

Total dividends and distributions to shareholders	(0.17)		(0.33)	(0.35)	(0.38)	(0.33)		(0.38)	(0.42)

Net asset value, end of period	$10.34		$10.18	$10.51	$10.41	$9.92		$10.16	$9.97

Total investment return(a)	3.24%		0.11%	4.40%	8.92%	0.89	%(b)	5.77%	4.75%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$212,167		$218,771	$303,624	$251,290	$209,482		$270,644	$233,348
Ratio of expenses to average net assets	0.12	%*	0.11%	0.10%	0.15%	0.13	%*	0.71%	0.76%
Ratio of expenses to average net assets without waivers and expense reimbursements(c)	0.32	%*	0.31%	0.30%	0.35%	0.33	%*	0.87%	0.91%
Ratio of net investment income to average net assets	3.27	%*	3.30%	3.28%	3.71%	4.49	%(b)*	3.80%	4.21%
Portfolio turnover rate	6.18	%**	5.35%	14.78%	29.36%	12.26	%**	12.10%	23.69%

†	The Fund changed its fiscal year end to April 30.
(a)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(b)

During the period, the Fund received a distribution from a ‘fair fund’ established by the Securities and Exchange Commission in connection with a consent order against BISYS Fund Services, Inc. Had this settlement not occurred, the ratio of net investment income to average net assets and total investment return for the Fund would have been 4.08% and 0.59%, respectively.

(c)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

29

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Financial Highlights

Contained below is per share operating performance data for each Class Y Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Class Y	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Nine Months Ended April 30, 2011†		For the Year Ended July 31, 2010	For the Year Ended July 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$10.17		$10.30	$10.33	$10.28	$10.39		$10.32	$10.20

Net investment income	0.05		0.12	0.17	0.19	0.16		0.15	0.26
Net realized and unrealized gain/(loss) from investments	0.04		(0.13)	(0.03)	0.05	(0.11)		0.06	0.12

Net increase/(decrease) in net assets resulting from operations	0.09		(0.01)	0.14	0.24	0.05		0.21	0.38

Dividends and distributions to shareholders from:
Net investment income	(0.05)		(0.12)	(0.17)	(0.19)	(0.16)		(0.14)	(0.26)

Net asset value, end of period	$10.21		$10.17	$10.30	$10.33	$10.28		$10.39	$10.32

Total investment return(a)	1.02%		(0.09)%	1.39%	2.37%	0.45	%(b)	2.10%	3.80%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$139,367		$108,671	$62,564	$52,442	$57,831		$68,291	$61,113
Ratio of expenses to average net assets	0.14	%*	0.19%	0.25%	0.30%	0.30	%*	0.77%	0.81%
Ratio of expenses to average net assets without waivers and expense reimbursements(c)	0.34	%*	0.39%	0.45%	0.50%	0.50	%*	0.88%	0.91%
Ratio of net investment income to average net assets	1.04	%*	1.15%	1.62%	1.86%	2.06	%(b)*	1.46%	2.47%
Portfolio turnover rate	9.86	%**	26.98%	23.97%	40.55%	13.20	%**	22.81%	40.33%

†	The Fund changed its fiscal year end to April 30.
(a)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(b)

During the period, the Fund received a distribution from a ‘fair fund’ established by the Securities and Exchange Commission in connection with a consent order against BISYS Fund Services, Inc. Had this settlement not occurred, the ratio of net investment income to average net assets and total investment return for the Fund would have been 1.86% and 0.35%, respectively.

(c)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

30

PACIFIC CAPITAL FUNDS

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and together the “Funds”) are non-diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class Y shares.

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

31

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$206,550,921	$—	$206,550,921	$—
Registered Investment Company	2,927,101	2,927,101	—	—

Total	$209,478,022	$2,927,101	$206,550,921	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$132,891,513	$—	$132,891,513	$—
Registered Investment Company	5,161,702	5,161,702	—	—

Total	$138,053,215	$5,161,702	$132,891,513	$—

32

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2014, there were no transfers between Levels 1, 2 and 3.

Use of Estimates — Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each

33

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by a Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to such Fund’s shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, a Fund may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against it in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Investment advisory services are provided to the Funds by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, each Fund is charged an annual fee of 0.20% which is computed daily and paid monthly based upon average daily net assets. The Adviser has agreed to waive its entire advisory fee (the “Waiver”). The Waiver will remain in effect until August 31, 2015. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees.

Fee rates for the period May 1, 2014 through October 31, 2014, were as follows:

	Maximum Annual Advisory Fee	Net Annual Fees Paid After Contractual Waivers
Pacific Capital Tax-Free Securities Fund	0.20%	0.00%
Pacific Capital Tax-Free Short Intermediate Securities Fund	0.20%	0.00%

34

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the period ended October 31, 2014 was $8,343 for the Pacific Capital Tax-Free Securities Fund and $4,927 for the Pacific Capital Tax-Free Short Intermediate Securities Fund. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Pacific Capital Tax-Free Securities Fund	$12,670,976	$23,910,596
Pacific Capital Tax-Free Short Intermediate Securities Fund	41,541,570	12,495,000

35

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2014, and the year ended April 30, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014
	Shares	Amount	Shares	Amount
Pacific Capital Tax-Free Securities Fund
Class Y
Sales	2,311,685	$23,723,219	3,626,911	$36,516,750
Reinvestments	4,823	49,645	9,936	99,595
Redemptions	(3,277,097)	(33,667,636)	(11,028,779)	(110,024,030)

Net decrease	(960,589)	$(9,894,772)	(7,391,932)	$(73,407,685)

Pacific Capital Tax-Free Short Intermediate Securities Fund
Class Y
Sales	3,907,437	$39,808,425	7,531,186	$76,188,154
Reinvestments	350	3,571	586	5,947
Redemptions	(954,771)	(9,737,551)	(2,914,462)	(29,632,038)

Net increase	2,953,016	$30,074,445	4,617,310	$46,562,063

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

36

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

The tax character of distributions paid during the year ended April 30, 2014, were as follows:

	Net Investment Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Pacific Capital Tax-Free Securities Fund	$84,496	$—	$84,496	$8,495,357	$8,579,853
Pacific Capital Tax-Free Short Intermediate Securities Fund	2,107	—	2,107	924,386	926,493

*	Distributions will not tie to Statement of Changes because distributions are recognized when actually paid for tax purposes.

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Qualified Late-Year Losses	Distributions Payable	Capital Loss Carryforwards	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ Deficit
Pacific Capital Tax-Free Securities Fund	$100,171	$(450,884)	$(100,171)	$(1,227,023)	$8,815,580	$7,137,673
Pacific Capital Tax-Free
Short Intermediate Securities Fund	16,111	—	(16,062)	(771,307)	748,744	(22,514)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) as of October 31, 2014 is as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Pacific Capital Tax-Free Securities Fund	$197,404,792	$12,196,117	$(122,887)	$12,073,230
Pacific Capital Tax-Free Short Intermediate Securities Fund	136,663,621	1,437,627	(48,033)	1,389,594

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions.

37

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of April 30, 2014, the Funds had pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires April 30,
	2015 ($)	2016 ($)	2017 ($)	2018 ($)	2019 ($)
Pacific Capital Tax-Free Securities Fund	—	—	—	(237,475)	—
Pacific Capital Tax-Free Short Intermediate Securities Fund	(577,000)	(49,093)	(15,122)	(75,378)	(17,645)

6. Concentration of Credit Risk

The Funds primarily invest in debt obligations issued by the state of Hawaii and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Funds are more susceptible to factors adversely affecting issues of Hawaii municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date that the financial statements were issued, and has determined that there were no following subsequent events requiring recognition or disclosure in the financial statements.

38

PACIFIC CAPITAL FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6034 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

39

Investment Adviser

Asset Management Group of Bank of Hawaii

130 Merchant Street, Suite 370

Honolulu, HI 96813

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

of

FundVantage Trust

Pacific Capital Tax-Free Securities

Fund

Pacific Capital Tax-Free Short

Intermediate Securities Fund

SEMI-ANNUAL REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Pacific Capital Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Pacific Capital Funds.

PEMBERWICK FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2014
	Six Months†	1 Year	3 Year	Since Inception*
Pemberwick Fund	0.38%	0.89%	1.72%	1.36%
Barclays 1-3 Year Government/Credit Index	0.49%	0.89%	0.94%	1.36%

†    Not Annualized.

*

The Pemberwick Fund (the “Fund”) commenced operations on February 1, 2010. Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself. The benchmark does not reflect any expenses or transaction costs.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-4785.The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual operating expense ratio, as stated in the current prospectus dated September 1, 2014, is 0.76% of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Pemberwick has voluntarily agreed to waive fees equal to 0.35% of the Fund’s average daily net assets. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation. This waiver can be discontinued at any time at the discretion of Pemberwick.

The Fund intends to evaluate performance as compared to that of the Barclays 1-3 Year Government/Credit Index. The Barclays 1-3 Year Government/Credit Index is an unmanaged market index and should not be considered indicative of any Pemberwick investment. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is subject to the risks of the fixed-income securities held in its portfolio such as credit, prepayment and interest rate risk. As interest rates rise, the value of bond prices will decline and an investor may lose money. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few issuers or sectors. The Fund could fluctuate in value more than a diversified fund.

1

PEMBERWICK FUND

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six month period from May 1, 2014, through October 31, 2014 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

PEMBERWICK FUND

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

	Pemberwick Fund
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Actual	$1,000.00	$1,003.80	$2.02
Hypothetical (5% return before expenses)	1,000.00	1,023.19	2.04

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2014 of 0.40% for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) then divided by 365 days. The Fund’s ending account values on the first line in each table are based on the actual six-months total return for the Fund of 0.38%.

3

PEMBERWICK FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
SECURITY TYPE:
Corporate Bonds and Notes	61.7%	$108,768,259
U.S. Treasury Obligations	23.6	41,552,482
U.S. Government Agency Obligations	4.3	7,533,793
Collateralized Mortgage Obligations	1.8	3,208,807
Government Bonds	0.0	40,613
Other Assets In Excess of Liabilities	8.6	15,213,559

NET ASSETS	100.0%	$176,317,513

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

PEMBERWICK FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — 61.7%
Communications — 0.2%
AT&T, Inc. 2.50%, 08/15/2015	42,000	42,648
AT&T, Inc. 1.40%, 12/01/2017	15,000	14,965
Cisco Systems, Inc. 2.90%, 11/17/2014	30,000	30,026
Cisco Systems, Inc. 1.10%, 03/03/2017	50,000	50,119
Cisco Systems, Inc. 4.95%, 02/15/2019	25,000	27,972
eBay, Inc. 1.63%, 10/15/2015	35,000	35,317
eBay, Inc. 1.35%, 07/15/2017	50,000	49,673
Walt Disney Co. (The) 0.45%, 12/01/2015	60,000	59,993
Walt Disney Co. (The) 0.88%, 05/30/2017	17,000	16,930

		327,643

Consumer, Cyclical — 0.1%
Home Depot, Inc. (The) 2.25%, 09/10/2018	30,000	30,529
McDonald’s Corp. 5.30%, 03/15/2017	25,000	27,510
McDonald’s Corp. 5.35%, 03/01/2018	10,000	11,211
Wal-Mart Stores, Inc. 2.25%, 07/08/2015	25,000	25,340
Wal-Mart Stores, Inc. 2.80%, 04/15/2016	100,000	103,306
Wal-Mart Stores, Inc. 1.00%, 04/21/2017	30,000	30,001

		227,897

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Consumer, Non-cyclical — 0.2%
Coca-Cola Co. (The) 1.50%, 11/15/2015	35,000	35,391
Coca-Cola Co. (The) 1.65%, 03/14/2018	30,000	30,202
GlaxoSmithKline Capital, Inc. 0.70%, 03/18/2016	15,000	15,036
GlaxoSmithKline Capital, Inc. 5.65%, 05/15/2018	15,000	17,007
Johnson & Johnson 0.70%, 11/28/2016	54,000	54,099
PepsiCo, Inc. 1.25%, 08/13/2017	50,000	50,124
Procter & Gamble Co. (The) 0.75%, 11/04/2016	100,000	100,188

		302,047

Energy — 0.1%
Chevron Corp. 0.89%, 06/24/2016	20,000	20,110
Chevron Corp. 1.10%, 12/05/2017	15,000	14,910
Halliburton Co. 1.00%, 08/01/2016	70,000	70,350
Occidental Petroleum Corp. 1.50%, 02/15/2018	60,000	59,771
Shell International Finance BV 3.10%, 06/28/2015	50,000	50,918

		216,059

Financial — 58.9%
American Express Credit Corp. 2.75%, 09/15/2015	30,000	30,595

The accompanying notes are an integral part of the financial statements.

5

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
American Express Credit Corp. 2.80%, 09/19/2016	100,000	103,443
American Express Credit Corp. 1.13%, 06/05/2017	25,000	24,890
American Express Credit Corp. 2.25%, 08/15/2019	95,000	95,090
Bank of America Corp. 7.75%, 08/15/2015	2,036,000	2,145,846
Bank of America Corp. 3.63%, 03/17/2016	10,000	10,357
Bank of America Corp. 6.50%, 08/01/2016	230,000	250,909
Bank of America Corp. 0.56%, 08/15/2016 (a)	8,000,000	7,947,256
Bank of America Corp. 5.75%, 08/15/2016	8,000,000	8,620,464
Bank of America Corp. 5.63%, 10/14/2016	1,815,000	1,975,079
Bank of America Corp. 0.78%, 05/02/2017 (a)	1,900,000	1,882,526
Bank of America Corp. 6.40%, 08/28/2017	50,000	56,365
Bank of America Corp. 5.75%, 12/01/2017	1,625,000	1,810,128
Bank of America Corp. 1.30%, 03/22/2018 (a)	2,000,000	2,030,418
Bank of America NA 0.51%, 06/15/2016 (a)	3,160,000	3,148,674
Bank of America NA 0.53%, 06/15/2017 (a)	2,000,000	1,986,408

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Bank of New York Mellon Corp. (The) 0.70%, 10/23/2015	29,000	29,089
Bank of New York Mellon Corp. (The) 0.70%, 03/04/2016	25,000	25,032
Bank of New York Mellon Corp. (The) 1.30%, 01/25/2018	30,000	29,696
BB&T Corp. 3.20%, 03/15/2016	120,000	123,856
Berkshire Hathaway Finance Corp. 2.45%, 12/15/2015	17,000	17,375
Berkshire Hathaway Finance Corp. 1.30%, 05/15/2018	8,000	7,928
BlackRock, Inc. 3.50%, 12/10/2014	40,000	40,123
Caterpillar Financial Services Corp. 2.65%, 04/01/2016	20,000	20,556
Caterpillar Financial Services Corp. 1.63%, 06/01/2017	60,000	60,717
Caterpillar Financial Services Corp. 1.25%, 08/18/2017	20,000	19,990
Caterpillar Financial Services Corp. 1.25%, 11/06/2017	15,000	14,900
Charles Schwab Corp. (The) 0.85%, 12/04/2015	55,000	55,189
Charles Schwab Corp. (The) 2.20%, 07/25/2018	40,000	40,478

The accompanying notes are an integral part of the financial statements.

6

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Chubb Corp. (The) 5.75%, 05/15/2018	25,000	28,458
Citigroup, Inc. 0.52%, 11/05/2014 (a)	2,525,000	2,525,000
Citigroup, Inc. 6.01%, 01/15/2015	84,000	84,925
Citigroup, Inc. 0.50%, 06/09/2016 (a)	13,000,000	12,894,843
Citigroup, Inc. 3.95%, 06/15/2016	70,000	73,191
Citigroup, Inc. 4.45%, 01/10/2017	20,000	21,301
Citigroup, Inc. 1.55%, 08/14/2017	30,000	29,936
Daimler Finance North America, LLC 1.38%, 08/01/2017	1,000,000	998,564
General Electric Capital Corp. 3.50%, 06/29/2015	20,000	20,417
General Electric Capital Corp. 6.90%, 09/15/2015	50,000	52,808
General Electric Capital Corp. 4.38%, 09/21/2015	110,000	113,837
General Electric Capital Corp. 2.25%, 11/09/2015	277,000	282,193
General Electric Capital Corp. 5.40%, 02/15/2017	75,000	82,192
General Electric Capital Corp. 5.63%, 05/01/2018	80,000	90,524

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
General Electric Capital Corp. 7.13%, 12/29/2049 (a)	1,000,000	1,168,750
Goldman Sachs Group, Inc. (The) 0.73%, 01/12/2015 (a)	3,400,000	3,400,833
Goldman Sachs Group, Inc. (The) 3.30%, 05/03/2015	1,000,000	1,013,509
Goldman Sachs Group, Inc. (The) 0.63%, 07/22/2015 (a)	400,000	400,107
Goldman Sachs Group, Inc. (The) 3.70%, 08/01/2015	90,000	92,023
Goldman Sachs Group, Inc. (The) 5.35%, 01/15/2016	20,000	21,093
Goldman Sachs Group, Inc. (The) 3.63%, 02/07/2016	70,000	72,264
Goldman Sachs Group, Inc. (The) 0.68%, 03/22/2016 (a)	4,000,000	3,997,252
Goldman Sachs Group, Inc. (The) 2.23%, 09/20/2016 (a)	1,000,000	1,024,940
Goldman Sachs Group, Inc. (The) 2.38%, 01/22/2018	130,000	131,274
Goldman Sachs Group, Inc. (The) 6.15%, 04/01/2018	30,000	33,916

The accompanying notes are an integral part of the financial statements.

7

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Goldman Sachs Group, Inc. (The) 1.43%, 04/30/2018 (a)	9,000,000	9,144,225
Goldman Sachs Group, Inc. (The) 1.33%, 11/15/2018 (a)	2,000,000	2,022,456
HSBC Finance Corp. 0.66%, 06/01/2016 (a)	2,000,000	1,999,926
John Deere Capital Corp. 1.05%, 10/11/2016	18,000	18,072
John Deere Capital Corp. 1.40%, 03/15/2017	50,000	50,444
John Deere Capital Corp. 2.80%, 09/18/2017	15,000	15,657
John Deere Capital Corp. 1.55%, 12/15/2017	25,000	25,050
Morgan Stanley 4.20%, 11/20/2014	250,000	250,422
Morgan Stanley 0.71%, 10/15/2015 (a)	4,000,000	4,013,376
Morgan Stanley 1.49%, 02/25/2016 (a)	942,000	953,974
Morgan Stanley 0.68%, 10/18/2016 (a)	2,500,000	2,505,335
Morgan Stanley 6.25%, 08/28/2017	4,000,000	4,479,880
Morgan Stanley 1.51%, 04/25/2018 (a)	2,000,000	2,046,364
National City Bank 0.58%, 12/15/2016 (a)	4,000,000	3,983,128
National City Bank 0.60%, 06/07/2017 (a)	2,075,000	2,060,008
PACCAR Financial Corp. 1.60%, 03/15/2017	30,000	30,357

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
State Street Corp. 2.88%, 03/07/2016	10,000	10,303
State Street Corp. 5.38%, 04/30/2017	15,000	16,500
State Street Corp. 1.35%, 05/15/2018	32,000	31,582
Toyota Motor Credit Corp. 3.20%, 06/17/2015	55,000	55,977
Toyota Motor Credit Corp. 2.80%, 01/11/2016	50,000	51,343
Toyota Motor Credit Corp. 1.13%, 05/16/2017	30,000	29,975
Toyota Motor Credit Corp. 2.13%, 07/18/2019	40,000	40,091
Travelers Cos, Inc. (The) 6.25%, 06/20/2016	40,000	43,481
US Bancorp 2.88%, 11/20/2014	75,000	75,085
US Bancorp 3.15%, 03/04/2015	45,000	45,413
US Bancorp 2.45%, 07/27/2015	15,000	15,229
US Bancorp 2.20%, 11/15/2016	15,000	15,380
Wachovia Bank NA 4.80%, 11/01/2014	1,000,000	1,000,000
Wachovia Bank NA 0.62%, 11/03/2014 (a)	5,000,000	5,000,000
Wachovia Corp. 5.63%, 10/15/2016	100,000	108,711
Wells Fargo & Co. 3.63%, 04/15/2015	25,000	25,367
Wells Fargo & Co. 1.50%, 07/01/2015	20,000	20,153

The accompanying notes are an integral part of the financial statements.

8

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Wells Fargo & Co. 3.68%, 06/15/2016 (b)	200,000	209,123
Wells Fargo & Co. 2.63%, 12/15/2016	2,000,000	2,067,278
Wells Fargo & Co. 1.15%, 06/02/2017	40,000	39,900

		103,757,092

Health Care — 0.0%
Pfizer, Inc. 0.90%, 01/15/2017	50,000	49,926

Industrial — 0.1%
Boeing Co. (The) 0.95%, 05/15/2018	50,000	48,883
Emerson Electric Co. 5.00%, 12/15/2014	40,000	40,208
Honeywell International, Inc. 5.30%, 03/01/2018	50,000	56,126
Illinois Tool Works, Inc. 0.90%, 02/25/2017	31,000	30,916
United Parcel Service, Inc. 1.13%, 10/01/2017	30,000	29,920

		206,053

Technology — 2.0%
Apple, Inc. 0.45%, 05/03/2016	49,000	48,992
Apple, Inc. 1.05%, 05/05/2017	41,000	41,022
EMC Corp. 1.88%, 06/01/2018	50,000	49,745
Hewlett-Packard Co. 1.17%, 01/14/2019 (a)	1,500,000	1,496,045
Hewlett-Packard Co. 2.75%, 01/14/2019	1,500,000	1,510,122

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Technology — (Continued)
Intel Corp. 1.95%, 10/01/2016	47,000	48,038
International Business Machines Corp. 0.45%, 05/06/2016	120,000	119,865
Microsoft Corp. 1.00%, 05/01/2018	60,000	59,158
Microsoft Corp. 1.63%, 12/06/2018	30,000	30,049
National Semiconductor Corp. 6.60%, 06/15/2017	25,000	28,440
Oracle Corp. 5.25%, 01/15/2016	60,000	63,374
Oracle Corp. 2.38%, 01/15/2019	15,000	15,253

		3,510,103

Utilities — 0.1%
Duke Energy Carolinas, LLC 5.25%, 01/15/2018	20,000	22,262
Duke Energy Florida, Inc. 5.65%, 06/15/2018	25,000	28,496
Georgia Power Co. 5.25%, 12/15/2015	25,000	26,368
PECO Energy Co. 1.20%, 10/15/2016	28,000	28,183
Southern California Edison Co. 1.13%, 05/01/2017	7,000	6,998
Southern California Edison Co. 5.50%, 08/15/2018	30,000	34,086

The accompanying notes are an integral part of the financial statements.

9

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Utilities — (Continued)
Wisconsin Electric Power Co. 1.70%, 06/15/2018	25,000	25,046

		171,439

TOTAL CORPORATE BONDS AND NOTES (Cost $107,652,631)		108,768,259

GOVERNMENT BONDS — 0.0%
Province of Ontario Canada 2.70%, 06/16/2015	40,000	40,613

TOTAL GOVERNMENT BONDS (Cost $39,998)		40,613

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
Federal Home Loan Mortgage Corporation REMICS — 0.8%
Series 2542, Class ES 5.00%, 12/15/2017	23,361	24,388
Series 2564, Class HJ 5.00%, 02/15/2018	15,658	16,453
Series 2617, Class TK 4.50%, 05/15/2018	57,859	60,510
Series 2617, Class GR 4.50%, 05/15/2018	30,798	32,205
Series 2611, Class UH 4.50%, 05/15/2018	28,417	29,729
Series 2627, Class MC 4.50%, 06/15/2018	48,567	50,870
Series 2649, Class KA 4.50%, 07/15/2018	39,514	41,375
Series 2693, Class PE 4.50%, 10/15/2018	47,245	49,554

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2746, Class EG 4.50%, 02/15/2019	52,172	54,750
Series 2780, Class JG 4.50%, 04/15/2019	2,688	2,759
Series 2814, Class GB 5.00%, 06/15/2019	9,598	10,119
Series 2924, Class EH 5.25%, 03/15/2024	8,159	8,268
Series 2989, Class TG 5.00%, 06/15/2025	64,116	69,649
Series 3002, Class YD 4.50%, 07/15/2025	25,417	27,569
Series 2526, Class FI 1.15%, 02/15/2032 (a)	120,349	123,889
Series 2691, Class ME 4.50%, 04/15/2032	11,362	11,451
Series 2764, Class TE 5.00%, 10/15/2032	4,436	4,445
Series 2760, Class PD 5.00%, 12/15/2032	14,839	14,934
Series 2655, Class QA 5.00%, 02/15/2033	2,746	2,798
Series 2827, Class TE 5.00%, 04/15/2033	57,967	59,076
Series 3067, Class PK 5.50%, 05/15/2034	15,209	15,372
Series 2881, Class AE 5.00%, 08/15/2034	31,941	33,809
Series 2933, Class HD 5.50%, 02/15/2035	42,928	47,627
Series 4305, Class KA 3.00%, 03/15/2038	159,059	164,583

The accompanying notes are an integral part of the financial statements.

10

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 3843, Class GH 3.75%, 10/15/2039	117,337	123,219
Series 3786, Class NA 4.50%, 07/15/2040	160,881	174,581
Series 4305, Class A 3.50%, 06/15/2048	165,568	171,815

		1,425,797

Federal National Mortgage Association REMICS — 0.7%
Series 2003-92, Class PE 4.50%, 09/25/2018	43,662	45,775
Series 2003-80, Class YE 4.00%, 06/25/2023	17,024	17,546
Series 2005-40, Class YG 5.00%, 05/25/2025	58,902	63,843
Series 2011-122, Class A 3.00%, 12/25/2025	163,912	169,087
Series 2007-27, Class MQ 5.50%, 04/25/2027	16,547	18,243
Series 2005-12, Class JE 5.00%, 09/25/2033	49,070	49,880
Series 2005-16, Class PE 5.00%, 03/25/2034	18,330	18,814
Series 2005-48, Class AR 5.50%, 02/25/2035	49,365	53,336
Series 2005-62, Class CQ 4.75%, 07/25/2035	23,945	25,454
Series 2005-64, Class PL 5.50%, 07/25/2035	97,154	109,186
Series 2005-68, Class PG 5.50%, 08/25/2035	61,719	68,401

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2010-64, Class EH 5.00%, 10/25/2035	27,672	28,382
Series 2005-83, Class LA 5.50%, 10/25/2035	36,603	40,803
Series 2014-23, Class PA 3.50%, 08/25/2036	178,483	187,948
Series 2007-39, Class NA 4.25%, 01/25/2037	17,425	18,078
Series 2013-83, Class CA 3.50%, 10/25/2037	150,763	158,095
Series 2009-47, Class PA 4.50%, 07/25/2039	36,544	38,629
Series 2011-113, Class NE 4.00%, 03/25/2040	158,103	166,035

		1,277,535

Government National Mortgage Association — 0.3%
Series 2013-88, Class WA 4.98%, 06/20/2030 (a)	127,292	138,580
Series 2002-22, Class GF 6.50%, 03/20/2032	59,795	68,235
Series 2002-51, Class D 6.00%, 07/20/2032	75,005	85,622
Series 2008-50, Class NA 5.50%, 03/16/2037	28,574	30,495
Series 2007-11, Class PE 5.50%, 03/20/2037	47,986	53,209

The accompanying notes are an integral part of the financial statements.

11

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Government National Mortgage Association — (Continued)
Series 2013-113, Class UB 3.00%, 11/20/2038	124,975	129,334

		505,475

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,182,741)		3,208,807

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
Federal Home Loan Bank — 0.4%
3.13%, 03/11/2016	165,000	171,180
0.50%, 09/28/2016	305,000	304,480
4.75%, 12/16/2016	170,000	184,545

		660,205

Federal Home Loan Mortgage Corporation — 2.0%
0.63%, 12/29/2014	700,000	700,630
0.50%, 04/17/2015	200,000	200,300
5.25%, 04/18/2016	400,000	428,240
2.50%, 05/27/2016	580,000	598,711
2.00%, 08/25/2016	730,000	748,910
0.88%, 02/22/2017	200,000	200,713
1.25%, 05/12/2017	95,000	95,937
1.00%, 07/28/2017	150,000	150,319
5.50%, 04/01/2021 Gold Pool #G11941	54,152	58,985
5.50%, 11/01/2021 Gold Pool #G12454	27,118	29,535
5.50%, 04/01/2023 Gold Pool #G13145	44,637	48,737

	Par Value($)	Value($)

U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation — (Continued)
4.00%, 02/01/2026 Gold Pool #J14494	103,366	110,558
4.00%, 06/01/2026 Gold Pool #J15974	38,626	41,356
4.50%, 06/01/2029 Gold Pool #C91251	35,383	38,528
4.50%, 12/01/2029 Gold Pool #C91281	60,837	66,303
4.50%, 04/01/2030 Gold Pool #C91295	34,930	38,069

		3,555,831

Federal National Mortgage Association — 1.9%
5.00%, 12/01/2014 Pool #255598	628	663
2.38%, 07/28/2015	350,000	355,781
1.63%, 10/26/2015	500,000	506,965
1.50%, 10/28/2015	150,000	151,844
2.25%, 03/15/2016	500,000	512,510
5.00%, 03/15/2016	35,000	37,238
5.25%, 09/15/2016	295,000	320,616
4.88%, 12/15/2016	170,000	185,235
1.25%, 01/30/2017	140,000	141,658
1.13%, 04/27/2017	205,000	206,739
5.38%, 06/12/2017	380,000	423,671
6.00%, 09/01/2019 Pool #735439	9,776	10,277
5.50%, 06/01/2020 Pool #888601	14,795	15,650
5.00%, 05/01/2023 Pool #254762	26,819	29,695

The accompanying notes are an integral part of the financial statements.

12

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Par Value($)	Value($)

U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
5.50%, 01/01/2024 Pool #AD0471	25,874	28,447
5.00%, 07/01/2024 Pool #255320	13,884	15,373
5.00%, 12/01/2025 Pool #256045	53,506	59,244
5.50%, 05/01/2028 Pool #257204	42,090	47,029
4.00%, 08/01/2029 Pool #MA0142	53,670	57,515
5.50%, 04/01/2037 Pool #AD0249	57,895	65,152
7.00%, 04/01/2037 Pool #888366	16,568	18,634
5.00%, 10/01/2039 Pool #AC3237	114,407	127,821

		3,317,757

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,459,949)		7,533,793

U.S. TREASURY OBLIGATIONS — 23.6%
U.S. Treasury Notes — 23.6%
0.25%, 11/30/2014	115,000	115,020
0.25%, 02/15/2015	500,000	500,196
0.25%, 03/31/2015	250,000	250,156
0.25%, 05/15/2015	400,000	400,312
0.25%, 08/15/2015	500,000	500,508
0.25%, 09/15/2015	500,000	500,508

	Par Value($)	Value($)

U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
0.25%, 09/30/2015	300,000	300,352
0.25%, 10/31/2015	750,000	750,821
0.25%, 04/15/2016	800,000	799,562
0.38%, 11/15/2015	900,000	901,969
0.38%, 03/31/2016	500,000	500,664
0.50%, 07/31/2017	490,000	485,253
0.63%, 05/31/2017	890,000	886,315
0.63%, 08/31/2017	1,105,000	1,096,540
0.63%, 09/30/2017	720,000	713,700
0.63%, 11/30/2017	760,000	751,034
0.63%, 04/30/2018	690,000	676,739
0.75%, 06/30/2017	500,000	499,141
0.75%, 10/31/2017	930,000	923,970
0.75%, 12/31/2017	1,120,000	1,109,587
0.75%, 02/28/2018	450,000	444,340
0.75%, 03/31/2018	275,000	271,219
0.88%, 11/30/2016	300,000	302,016
0.88%, 12/31/2016	410,000	412,370
0.88%, 01/31/2017	1,830,000	1,840,151
0.88%, 02/28/2017	400,000	402,031
0.88%, 04/30/2017	475,000	476,596
0.88%, 01/31/2018	850,000	844,289
1.00%, 08/31/2016	720,000	727,256
1.00%, 09/30/2016	790,000	797,591
1.00%, 10/31/2016	1,220,000	1,231,723
1.00%, 03/31/2017	1,170,000	1,178,410
1.00%, 06/30/2019	175,000	170,543
1.00%, 08/31/2019	120,000	116,597
1.25%, 08/31/2015	700,000	706,399
1.25%, 09/30/2015	1,400,000	1,414,109
1.25%, 10/31/2015	100,000	101,086

The accompanying notes are an integral part of the financial statements.

13

PEMBERWICK FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Par Value($)	Value($)

U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
1.25%, 10/31/2018	355,000	353,391
1.25%, 11/30/2018	200,000	198,859
1.25%, 01/31/2019	695,000	689,081
1.38%, 11/30/2015	320,000	324,100
1.38%, 06/30/2018	230,000	231,006
1.38%, 02/28/2019	450,000	447,961
1.50%, 06/30/2016	1,390,000	1,415,519
1.50%, 07/31/2016	1,050,000	1,069,851
1.50%, 12/31/2018	180,000	180,548
1.75%, 07/31/2015	150,000	151,805
1.75%, 05/31/2016	1,165,000	1,190,484
1.88%, 06/30/2015	200,000	202,297
1.88%, 09/30/2017	280,000	287,503
1.88%, 10/31/2017	275,000	282,434
2.00%, 01/31/2016	250,000	255,547
2.00%, 04/30/2016	835,000	855,614
2.13%, 05/31/2015	550,000	556,359
2.13%, 12/31/2015	400,000	408,906
2.13%, 02/29/2016	515,000	527,875
2.25%, 01/31/2015	1,095,000	1,100,817
2.38%, 02/28/2015	560,000	564,200
2.38%, 03/31/2016	770,000	792,439
2.38%, 07/31/2017	300,000	312,375
2.50%, 04/30/2015	265,000	268,126

	Par Value($)	Value($)

U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
2.63%, 12/31/2014	500,000	502,031
2.63%, 04/30/2016	250,000	258,516
3.00%, 09/30/2016	380,000	398,050
3.13%, 10/31/2016	330,000	347,042
3.13%, 01/31/2017	90,000	94,978
3.13%, 04/30/2017	200,000	211,797
3.25%, 12/31/2016	200,000	211,359
4.00%, 02/15/2015	520,000	525,728
4.13%, 05/15/2015	775,000	791,529
4.25%, 08/15/2015	1,400,000	1,445,282

TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,430,218)		41,552,482

TOTAL INVESTMENTS - 91.4% (Cost $159,765,537)		161,103,954
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.6%		15,213,559

NET ASSETS - 100.0%		$176,317,513

(a)	Variable or Floating Rate Security. Rate shown is as of October 31, 2014.
(b)	Multi-Step Coupon. Rate disclosed is as of October 31, 2014.

REMICs Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of the financial statements.

14

PEMBERWICK FUND

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets
Investments, at value (Cost $159,765,537)	$161,103,954
Cash	14,729,272
Dividends and interest receivable	605,284
Prepaid expenses and other assets	3,797

Total assets	176,442,307

Liabilities
Payable for distributions to shareholders	2,325
Payable for administration and accounting fees	45,863
Payable for legal fees	15,224
Payable for transfer agent fees	14,991
Payable for Investment Adviser	22,419
Payable for audit fees	9,216
Payable for custodian fees	5,635
Accrued expenses	9,121

Total liabilities	124,794

Net Assets	$176,317,513

Net Assets Consisted of:
Capital stock, $0.01 par value	$175,099
Paid-in capital	175,850,580
Accumulated net investment income loss	(575)
Accumulated net realized loss from investments	(1,046,008)
Net unrealized appreciation on investments	1,338,417

Net Assets	$176,317,513

Shares Outstanding	17,509,913

Net asset value, offering and redemption price per share ($176,317,513 / 17,509,913 shares)	$10.07

The accompanying notes are an integral part of the financial statements.

15

PEMBERWICK FUND

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

Investment Income
Interest	$1,173,842

Total investment income	1,173,842

Expenses
Advisory fees (Note 2)	427,972
Administration and accounting fees (Note 2)	95,288
Legal fees	30,908
Transfer agent fees (Note 2)	26,754
Trustees’ and officers’ fees (Note 2)	16,991
Audit fees	12,737
Custodian fees (Note 2)	12,648
Printing and shareholder reporting fees	7,280
Registration and filing fees	6,327
Other expenses	7,847

Total expenses before waivers	644,752

Less: waivers (Note 2)	(299,580)

Net expenses after waivers	345,172

Net investment income	828,670

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(11,614)
Net change in unrealized depreciation on investments	(213,726)

Net realized and unrealized loss on investments	(225,340)

Net increase in net assets resulting from operations	$603,330

The accompanying notes are an integral part of the financial statements.

16

PEMBERWICK FUND

Statement of Changes in Net Assets

For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014

Increase in net assets from operations:
Net investment income	$828,670	$1,475,312
Net realized gain/(loss) from investments and payment byaffiliate (See Note 2)	(11,614)	66,827
Net change in unrealized depreciation from investments	(213,726)	(400,800)

Net increase in net assets resulting from operations	603,330	1,141,339

Less Dividends and Distributions to Shareholders from:
Net investment income	(829,323)	(1,576,711)

Net decrease in net assets from dividends and distributions toshareholders	(829,323)	(1,576,711)

Increase in Net Assets Derived from Capital Share
Transactions (Note 4)	8,655,664	48,529,729

Total increase in net assets	8,429,671	48,094,357

Net assets
Beginning of period	167,887,842	119,793,485

End of period	$176,317,513	$167,887,842

Accumulated net investment income/(loss), end of period	$(575)	$78

The accompanying notes are an integral part of the financial statements.

17

PEMBERWICK FUND

Financial Highlights

Contained below is per share operating performance data, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Period February 1, 2010* to April 30, 2010

Per Share Operating Performance
Net asset value, beginning of period	$ 10.08		$ 10.12	$ 10.03	$ 10.16		$ 10.00	$ 10.00

Net investment income(1)	0.05		0.10	0.11	0.13		0.13	0.01
Net realized and unrealized gain/(loss) on investments	(0.01)		(0.03)	0.11	(0.12	)(2)	0.17	—	(3)

Net increase in net assets resulting from operations	0.04		0.07	0.22	0.01		0.30	0.01

Dividends and distributions to shareholders from:
Net investment income	(0.05)		(0.11)	(0.13)	(0.14)		(0.14)	(0.01)
Tax return of capital	—		—	—	—		— (3)	—

Total dividends and distributions to shareholders	(0.05)		(0.11)	(0.13)	(0.14)		(0.14)	(0.01)

Net asset value, end of period	$ 10.07		$ 10.08	$ 10.12	$ 10.03		$ 10.16	$ 10.00

Total investment return(4)	0.38%		0.68%	2.19%	0.12%		3.01%	0.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$176,318		$167,888	$119,793	$119,521		$162,714	$140,411
Ratio of expenses to average net assets	0.40	%(5)	0.41%	0.45%	0.45%		0.42%	0.61	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	0.75	%(5)	0.76%	0.80%	0.80%		0.77%	0.92	%(5)
Ratio of net investment income to average net assets	0.97	%(5)	1.00%	1.10%	1.07%		1.31%	0.42	%(5)
Portfolio turnover rate	11.20	%(7)	35.29%	27.96%	23.14%		22.46%	9.89	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Includes payments by affiliate which equaled $0.03 per share.
(3)	Amount is less than $0.005 per share.
(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(5)	Annualized.
(6)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

18

PEMBERWICK FUND

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The Pemberwick Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on February 1, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers one class of shares and is not subject to a front-end sales charge.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m., Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such securities in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

19

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s assets carried at fair value:

	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$108,768,259	$—	$108,768,259	$—
Government Bonds	40,613	—	40,613	—
Collateralized Mortgage Obligations	3,208,807	—	3,208,807	—
U.S. Government Agency Obligations	7,533,793	—	7,533,793	—
U.S. Treasury Obligations	41,552,482	—	41,552,482	—

Total Investments	$161,103,954	$—	$161,103,954	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

20

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to such fund.

21

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Pemberwick Investment Advisors LLC (“Pemberwick” or the “Advisor”) serves as the investment advisor to the Fund pursuant to an investment advisory agreement with the Trust (“Advisory Agreement”). For its services, the Advisor earns a monthly fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Advisor may, in its discretion, voluntarily waive its fees or reimburse certain Fund expenses; however; the Advisor is not required to do so. As of October 31, 2014, investment advisory fees payable to the Advisor were $22,419, net of fee waivers. For the six months ended October 31, 2014, the Advisor waived fees of 0.35% of the Fund’s average daily net assets totaling $299,580.

Pemberwick has retained the services of J.P. Morgan Investment Management Inc. (“Sub-Advisor”) as the sub-advisor to the Fund. The Sub-Advisor provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement between the Advisor and the Sub-Advisor. The Sub-Advisor is compensated by the Advisor and not the Fund.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator and transfer agent for the Fund.

22

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2014 was $6,596. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
U.S. Government Securities	$8,318,089	$8,811,179
Other Securities	13,562,644	9,205,292

4. Capital Share Transactions

For the six months ended October 31, 2014 and the year ended April 30, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014
	Shares	Value	Shares	Value
Sales	2,690,523	$27,127,315	6,580,582	$66,280,642
Reinvestments	81,937	826,201	156,427	1,576,150
Redemptions	(1,913,228)	(19,297,852)	(1,918,126)	(19,327,063)

23

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014
	Shares	Value	Shares	Value
Net Increase/(Decrease)	859,232	$8,655,664	4,818,883	$48,529,729

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2014, the tax characters of distributions paid by the Fund was $1,576,243 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Unrealized Appreciation	Qualified Late-Year Losses	Other Temporary Differences
$(1,023,336)	$546	$1,544,947	$(3,862)	$(468)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$159,765,537

Gross unrealized appreciation	$1,406,708
Gross unrealized depreciation	(68,291)

Net unrealized appreciation	$1,338,417

Accumulated capital losses represent net capital loss carryovers as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under

24

PEMBERWICK FUND

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of April 30, 2014, the Fund had pre-enactment capital loss carryforwards of $20,817. If not utilized against future capital gains, $10,862 and $9,955 of this capital loss carryforward will expire in 2018 and 2019, respectively. As of April 30, 2014, the Fund had post-enactment capital loss carryforwards of $1,002,519, of which $179,403 are short-term losses and $823,116 are long-term losses and have an unlimited period of capital loss carryforward.

6. Significant Risks

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

7. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

25

PEMBERWICK FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-4785 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Pemberwick Investment Advisors LLC

340 Pemberwick Road

Greenwich, CT 06831

Sub-Advisor

J.P. Morgan Investment Management Inc.

245 Park Ave.

New York, NY 10167

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassat Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PEMBERWICK FUND

of

FundVantage Trust

SEMI-ANNUAL

REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Pemberwick Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Pemberwick Fund.

POLEN GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2014
	Six Months†	1 Year	3 Year	Since Inception*
Institutional Shares	9.42%	18.80%	14.83%	15.85%
S&P 500® Index	8.22%	17.27%	19.77%	17.67%***
Russell 1000® Growth Index	9.50%	17.11%	19.30%	18.43%***

	Six Months†	1 Year	3 Year	Since Inception**
Retail Shares	9.24%	18.45%	14.53%	12.83%
S&P 500® Index	8.22%	17.27%	19.77%	15.54%***
Russell 1000® Growth Index	9.50%	17.11%	19.30%	15.64%***

†	Not Annualized.

*	The Polen Growth Fund (the “Fund”) Institutional Shares commenced operations on September 15, 2010.

**	The Retail Shares commenced operations on December 30, 2010.

***	Benchmark performance is from the inception date of the Class only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual gross and net operating expense ratios, as stated in the current prospectus dated September 1, 2014, are 1.27% and 1.00%, respectively, for the Institutional Shares and 1.52% and 1.25%, respectively, for the Retail Shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”), has contractually agreed to reduce its fees or reimburse the Fund’s operating expenses in order to limit the total annual operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) to 1.00% of average daily net assets of the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed. This agreement will terminate on August 31, 2015, unless the Board of Trustees of the FundVatage Trust (the “Trust”) approves an earlier termination.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund intends to evaluate performance as compared to that of the S&P 500® and the Russell 1000® Growth Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Growth Index companies with higher price-to-book ratios and higher forecasted growth values. It is impossible to invest directly in an index.

1

POLEN GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

2

POLEN GROWTH FUND

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2014 through October 31, 2014 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

POLEN GROWTH FUND

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

	Polen Growth Fund
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Institutional Shares
Actual	$1,000.00	$1,094.20	$5.28
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09
Retail Shares
Actual	$1,000.00	$1,092.40	$6.59
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2014 of 1.00% for Institutional Shares and 1.25% for Retail Shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six month total returns for the Fund of 9.42% and 9.24% for Institutional Shares and Retail Shares, respectively.

4

POLEN GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Computer Services Software & Systems	17.6%	$62,300,746
Pharmaceuticals	15.8	55,771,039
Financial Data & Systems	12.5	44,192,072
Specialty Retail	8.4	29,517,036
Back Office Support, HR, and Consulting	8.2	29,113,052
Textiles Apparel & Shoes	6.4	22,778,580
Restaurants	4.8	16,951,282
Computer Technology	4.6	16,126,668
Biotechnology	4.5	15,838,962
Leisure Time	3.9	13,827,991
Foods	3.8	13,574,850
Producer Durables:
Miscellaneous	3.1	10,874,255
Metal Fabricating	2.6	9,107,340
Other Assets In Excess of Liabilities	3.8	13,532,768

NET ASSETS	100.0%	$353,506,641

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

POLEN GROWTH FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.2%
Back Office Support, HR, and Consulting — 8.2%
Accenture PLC, Class A	190,160	$15,425,779
Automatic Data Processing, Inc.	167,367	13,687,273

		29,113,052

Biotechnology — 4.5%
Regeneron Pharmaceuticals, Inc.*	40,229	15,838,962

Computer Services Software & Systems — 17.6%
CDK Global, Inc.*	55,922	1,878,979
Gartner, Inc.*	157,490	12,711,018
Google, Inc., Class A*	24,707	14,030,364
Google, Inc., Class C*	24,707	13,813,190
Oracle Corp.	508,763	19,867,195

		62,300,746

Computer Technology — 4.6%
Apple, Inc.	149,321	16,126,668

Financial Data & Systems — 12.5%
FactSet Research Systems, Inc.	90,340	11,874,290
MasterCard, Inc., Class A	86,505	7,244,794
Visa, Inc., Class A	103,852	25,072,988

		44,192,072

Foods — 3.8%
Nestle SA, SP ADR	185,120	13,574,850

Leisure Time — 3.9%
priceline.com, Inc.*	11,464	13,827,991

	Number of Shares	Value
COMMON STOCKS — (Continued)
Metal Fabricating — 2.6%
Fastenal Co.	206,797	$9,107,340

Pharmaceuticals — 15.8%
Abbott Laboratories	508,362	22,159,498
Allergan, Inc.	176,847	33,611,541

		55,771,039

Producer Durables: Miscellaneous — 3.1%
WW Grainger, Inc.	44,061	10,874,255

Restaurants — 4.8%
Starbucks Corp.	224,342	16,951,282

Specialty Retail — 8.4%
O’Reilly Automotive, Inc.*	64,626	11,366,421
TJX Cos., Inc. (The)	286,649	18,150,615

		29,517,036

Textiles Apparel & Shoes — 6.4%
NIKE, Inc., Class B	245,010	22,778,580

TOTAL COMMON STOCKS (Cost $238,912,952)		339,973,873

TOTAL INVESTMENTS - 96.2% (Cost $238,912,952)		339,973,873
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%		13,532,768

NET ASSETS - 100.0%		$353,506,641

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

6

POLEN GROWTH FUND

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets
Investments, at value (Cost $238,912,952)	$339,973,873
Cash	13,525,451
Receivable for capital shares sold	1,111,855
Dividends and interest receivable	367,096
Prepaid expenses and other assets	22,561

Total assets	355,000,836

Liabilities
Payable for capital shares redeemed	1,065,484
Payable to Adviser	207,608
Payable for administration and accounting fees	71,863
Payable for transfer agent fees	61,136
Payable for custodian fees	20,537
Payable for legal fees	19,834
Payable for printing fees	13,020
Payable for audit fees	11,254
Payable for distribution fees	6,008
Accrued expenses	17,451

Total liabilities	1,494,195

Net Assets	$353,506,641

Net Assets Consisted of:
Capital stock, $0.01 par value	$196,524
Paid-in capital	228,244,846
Accumulated net investment income	352,182
Accumulated net realized gain from investments	23,652,168
Net unrealized appreciation on investments	101,060,921

Net Assets	$353,506,641

Institutional Shares:
Shares outstanding	18,000,298

Net asset value, offering and redemption price per share ($324,002,306 / 18,000,298 shares)	$18.00

Retail Shares:
Shares outstanding	1,652,125

Net asset value, offering and redemption price per share ($29,504,335 / 1,652,125 shares)	$17.86

The accompanying notes are an integral part of the financial statements.

7

POLEN GROWTH FUND

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

Investment Income
Dividends	$1,799,038
Interest	620

Total investment income	1,799,658

Expenses
Advisory fees (Note 2)	1,693,453
Transfer agent fees (Note 2)	161,366
Administration and accounting fees (Note 2)	134,287
Distribution fees (Retail Shares) (Note 2)	73,883
Registration and filing fees	29,004
Legal fees	24,548
Custodian fees (Note 2)	24,445
Printing and shareholder reporting fees	18,987
Trustees’ and officers’ fees (Note 2)	14,176
Audit fees	12,270
Other expenses	17,650

Total expenses before waivers and reimbursements	2,204,069

Less: waivers and reimbursements (Note 2)	(436,733)

Net expenses after waivers and reimbursements	1,767,336

Net investment income	32,322

Net realized and unrealized gain from investments:
Net realized gain from investments	10,848,632
Net change in unrealized appreciation on investments	19,774,251

Net realized and unrealized gain on investments	30,622,883

Net increase in net assets resulting from operations	$30,655,205

The accompanying notes are an integral part of the financial statements.

8

POLEN GROWTH FUND

Statements of Changes in Net Assets

For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014

Increase in net assets from operations:
Net investment income	$ 32,322	$ 386,535
Net realized gain from investments	10,848,632	29,831,197
Net change in unrealized appreciation on investments	19,774,251	24,808,081

Net increase in net assets resulting from operations	30,655,205	55,025,813

Less Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Shares	—	(601,585)
Retail Shares	—	(43,205)

Total net investment income	—	(644,790)

Net realized capital gains:
Institutional Shares	—	(3,236,891)
Retail Shares	—	(988,965)

Total net realized capital gains	—	(4,225,856)

Net decrease in net assets from dividend and distributions to shareholders	—	(4,870,646)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(8,689,713)	(113,880,920)

Total increase/(decrease) in net assets	21,965,492	(63,725,753)

Net assets
Beginning of period	331,541,149	395,266,902

End of period	$353,506,641	$331,541,149

Accumulated net investment income, end of period	$ 352,182	$ 319,860

The accompanying notes are an integral part of the financial statements.

9

POLEN GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Institutional Shares
For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended to April 30, 2012	For the Period September 15, 2010* to April 30, 2011

Per Share Operating Performance
Net asset value, beginning of period	$ 16.45		$ 14.17	$ 13.79	$ 12.10	$10.00

Net investment income/(loss)(1)	0.01		0.03	0.03	— (2)	(0.02)
Net realized and unrealized gain on investments	1.54		2.48	0.40	1.68	2.11

Net increase in net assets resulting from operations	1.55		2.51	0.43	1.68	2.09

Dividends and distributions to shareholders from:
Net investment income	—		(0.04)	—	—	—
Net realized capital gains	—		(0.20)	(0.06)	— (2)	—	(2)

Total dividends and distributions to shareholders	—		(0.24)	(0.06)	—	—

Redemption fees	0.00	(2)	0.01	0.01	0.01	0.01

Net asset value, end of period	$ 18.00		$ 16.45	$ 14.17	$ 13.79	$12.10

Total investment return(3)	9.42%		17.84%	3.19%	13.97%	21.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$324,002		$252,108	$294,408	$215,387	$5,168
Ratio of expenses to average net assets	1.00%		1.00%	1.00%	1.00%	1.00	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.26%		1.27%	1.26%	1.44%	8.23	%(4)
Ratio of net investment income/(loss) to average net assets	0.06%		0.17%	0.24%	(0.01)%	(0.27	)%(4)
Portfolio turnover rate	16.75	%(6)	39.52%	51.04%	35.48%	25.55	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the relevant period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

POLEN GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Retail Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Retail Shares
For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period December 30, 2010* April 30, 2011

Per Share Operating Performance
Net asset value, beginning of period	$ 16.35		$ 14.09	$ 13.74	$ 12.09	$11.44

Net investment loss(1)	(0.01)		(0.01)	— (2)	(0.03)	(0.02)
Net realized and unrealized gain on investments	1.52		2.47	0.40	1.67	0.66

Net increase in net assets resulting from operations	1.51		2.46	0.40	1.64	0.64

Dividends and distributions to shareholders from:
Net investment income	—		(0.01)	—	—	—
Net realized capital gains	—		(0.20)	(0.06)	— (2)	—

Total dividends and distributions to shareholders	—		(0.21)	(0.06)	—	—

Redemption fees	0.00	(2)	0.01	0.01	0.01	0.01

Net asset value, end of period	$ 17.86		$ 16.35	$ 14.09	$ 13.74	$12.09

Total investment return(3)	9.24%		17.59%	2.98%	13.65%	5.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,504		$79,433	$100,859	$101,396	$7,133
Ratio of expenses to average net assets	1.25%		1.25%	1.25%	1.25%	1.25	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.50%		1.52%	1.51%	1.74%	6.35	%(4)
Ratio of net investment loss to average net assets	(0.17)%		(0.08)%	(0.01)%	(0.26)%	(0.50	)%(4)
Portfolio turnover rate	16.75	%(6)	39.52%	51.04%	35.48%	22.55	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the relevant period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

11

POLEN GROWTH FUND

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The Polen Growth Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 15, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers two separate classes of shares, Retail Class and Institutional Class.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

12

POLEN GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$339,973,873	$339,973,873	$—	$—

*	Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2014, there were no transfers between Levels 1, 2 and 3.

13

POLEN GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Polen Capital Management, LLC (“PCM” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets.

14

POLEN GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees approves its earlier termination.

As of October 31, 2014, investment advisory fees payable to the Adviser were $207,608. For the six months ended October 31, 2014, the Adviser waived fees of $436,733.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Retail Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Retail Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Retail Shares.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2014 was $11,733. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

15

POLEN GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$54,416,008	$60,777,569

4. Capital Share Transactions

For the six months ended October 31, 2014 and the year ended April 30, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014
	Shares	Amount	Shares	Amount
Institutional Shares
Sales	4,659,641	$78,796,948	6,382,555	$95,495,153
Reinvestments	—	—	171,648	2,667,403
Redemption Fees*	—	7,905	—	93,690
Redemptions	(1,982,996)	(33,553,389)	(12,001,484)	(179,023,585)

Net Increase/(Decrease)	2,676,645	$45,251,464	(5,447,281)	$(80,767,339)

Retail Shares
Sales	112,660	$1,875,668	996,726	$14,719,305
Reinvestments	—	—	66,454	1,027,385
Redemption Fees*	—	1,167	—	29,053
Redemptions	(3,320,156)	(55,818,012)	(3,359,746)	(48,889,324)
Net Decrease	(3,207,496)	$(53,941,177)	(2,296,566)	$(33,113,581)

Total Net Decrease	(530,851)	$(8,689,713)	(7,743,847)	$(113,880,920)

*

There is a 2.00% redemption fee that may be charged on shares redeemed within the first 60 days of their acquisition. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

16

POLEN GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2014, the tax character of distributions paid by the Fund was $644,790 of ordinary income dividends and long-term capital gains of $4,225,856. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2014 the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Qualified Late-Year Losses
$—	$2,986,505	$11,577,691	$79,845,870	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$238,912,952

Gross unrealized appreciation	103,033,598
Gross unrealized depreciation	(1,972,677)

Net unrealized appreciation	$101,060,921

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

17

POLEN GROWTH FUND

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

During the fiscal year ended April 30, 2014, the Polen fund utilized $4,385,877 of prior year capital loss carryforwards.

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

POLEN GROWTH FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on September 22-23, 2014 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Polen Capital Management, LLC (the “Adviser” or “Polen”) and the Trust on behalf of the Polen Growth Fund (the “Fund”) (“Agreement”). In determining whether to continue the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, and (x) compliance with the Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Adviser also provided its most recent Form ADV for the Trustees’ review and consideration. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by

19

POLEN GROWTH FUND

Other Information

(Unaudited)

the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standards applicable to their review of the Agreement.

Representatives from Polen attended the meeting both in person and telephonically and discussed Polen’s history, performance and investment strategy in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Trustees considered the investment performance of the Fund and the Adviser. The Trustees reviewed the historical performance charts for the year to date, one year, two year, three year and since inception periods ended June 30, 2014 for (i) the Fund; (ii) the Russell 1000 Total Return Index; (iii) the S&P 500 Daily Reinvested Index and (iv) the Lipper Large Cap Growth Fund category, the Fund’s applicable Lipper peer group. The Trustees noted that both the Institutional Class shares and Retail Class shares of the Fund had underperformed each of the Russell 1000 Total Return Index, the S&P 500 Daily Reinvested Index and the Lipper Large Cap Growth Fund category for the year to date, one year, two year, three year and since inception periods ended June 30, 2014. The Trustees also received performance information for the Fund, the Fund’s comparable separately managed account composite, and the Russell 1000 Growth Index, for the one year, three year and since inception periods ended June 30, 2014. The Trustees concluded that, although the Fund had underperformed for certain measurement periods noted above, the performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees considered the fees that the Adviser charges to its separately managed accounts, and evaluated the explanations provided by the Adviser as to differences in fees charged to the Fund and such accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus other similarly managed funds. The Trustees noted that net total expense ratios and gross advisory fees for both the Institutional Class shares and the Retail Class shares of the Fund were higher than the median of the net expenses and gross advisory fee of the respective universe of funds with a similar share class in the Lipper Large Cap Growth Fund category with $500 million or less in assets. The Trustees concluded that the advisory fee and services provided by the Adviser are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting.

The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures and reports regarding the Adviser’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may

20

POLEN GROWTH FUND

Other Information

(Unaudited) (Concluded)

arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry norms and that the Fund is likely to benefit from the continued receipt of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Fund, as well as its profitability. The

Trustees were provided with the Adviser’s balance sheet and profit and loss statement as of December 31, 2013. The Trustees noted that the Adviser’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund specifically. The Trustees concluded that the Adviser’s contractual advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund was reasonable, taking into account the quality of services provided by the Adviser and the current size and projected growth of the Fund during the renewal term.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one year period.

21

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Polen Capital Management, LLC

1825 NW Corporate Blvd.

Suite 300

Boca Raton, FL 33431

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

Polen Growth Fund

of

FundVantage Trust

Institutional Shares

Retail Shares

SEMI-ANNUAL

REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Polen Growth Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Polen Growth Fund.

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

Dear Fellow Shareholder:

We are pleased to report that the Private Capital Management Value Fund (“the Fund”) achieved strong results over the past six months with a return of 10.63% for Class I shares. In all candor, it has been a rather strange period for U.S. equities. Large capitalization stocks achieved record highs with the S&P 500® Index recording an 8.22% gain over the past six months, while smaller capitalization issues have struggled since the early part of the year with the Russell 2000® Index gaining 4.83% during the past six months only due to its 6.59% return in October. The divergence was clearly seen from April through September when the large-cap S&P 500® Index returned 6.42% compared to the -5.46% return of the small-cap Russell 2000® Index, a differential of almost 12%.

We characterize the period as “strange” because the factors that provoked investor discomfiture with secondary stocks – a witch’s brew of negative news ranging from geopolitical threats such as Russia’s actions in Ukraine and the ascendance of the Islamic State, to economic stagnation in Europe, recession in Japan, and below par growth in China – pose the greatest fundamental threat to some of the large multinational corporations whose stocks have outperformed thus far in 2014.

Rather than spilling additional ink discussing what happened, we think it is more useful to put recent events in context. We have, for some time now, been clear in our view that the U.S. economy is amidst a well-established recovery. Recent statistics affirm this perspective, with GDP growing 3.5% and reported unemployment dropping below 6% (its lowest level in more than six years). Nonetheless, all is not “butterflies and puppy dogs” – labor force participation remains low, which masks true unemployment levels and household income growth is tepid, which dampens consumer spending. More positively, the recent sharp decline in the price of gasoline (under $3.00/gallon for the first time since 2010) is tantamount to a meaningful tax cut for most households. Taken together, it is clear that the key trends are moving in the right direction and the U.S. economy can be viewed like a giant locomotive, slowly but steadily building up speed and momentum.

If one accepts our metaphor for the state of the economy, then far from the apocalyptic event described by some market pundits, it is actually a significant positive that the Federal Reserve (the “Fed”) is winding down its quantitative easing (QE3) activities. We have previously written about our concern that the Fed might not curtail its stimulus programs quickly enough, resulting in a significant escalation in inflationary pressures that would in turn require a rapid increase in short-term interest rates. In contrast, the track we are currently on feels quite orderly. By slowly turning off the spigot of excess liquidity flowing from QE3 and intimating the onset of a modest tightening cycle (read as a small increase in short-term interest rates), the Fed thus far has constrained inflation expectations and precipitated a powerful rally in the U.S. dollar, which through the dollar’s enhanced purchasing power promotes a virtuous cycle that should dampen inflationary realities.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2014

(Unaudited)

We continue to believe that these factors are fostering an atmosphere conducive to further growth for the U.S. economy. Recovery from the Great Recession has been slow and painful, particularly for the bottom economic quartile of our population. The upside is an economy with significant slack, minimal speculative excess, and significant headroom for growth. Contrary to the skeptics who argue that the economy has been artificially supported by the Fed’s monetary stimulus, we believe that the baton is in the process of being passed back to the “real economy” and self-sustaining economic growth.

To be clear, our view is that the improving economy will result in higher interest rates, probably sometime next year. While we acknowledge that the specter of rate hikes may continue to drive volatility for equity markets as it did last June when the Fed initially suggested that it might taper its bond-buying program, we see near-term trading disruptions as more likely to create opportunities than true threats for long-term investors. Given current inflationary expectations, interest rate increases will likely be measured, and will still leave borrowing rates at very attractive levels by historical standards. The benefits to corporate earnings and equity returns from a growing economy far outweigh the cost of higher interest rates.

In this context it is a worthwhile exercise to review and compare today’s valuations to 2007, the last time the S&P 500® Index traded at record highs. Back then, the predominant theme was that investors were benefitting from the “Goldilocks economy” – not too hot as to incite inflation, but not too cold as to risk recession. With the clarity of hindsight it is apparent that the economy back then was largely supported by massive speculative excess, propelled by reckless financial practices and sustained appreciation in the value of residential housing. Time is a great healer and seven years on, we find it is unsurprising that valuations have recovered and the broad indices have reached new highs. That said, in contrast to the euphoria typically concomitant with market peaks, we find market participants more inclined towards trepidation and consternation than approbation and complacency.

Today’s economy presents investors a series of counter-balancing, and in some cases, contradictory forces that are creating opportunities for stock-pickers willing to dig into the details, understand the risks, and take a thoughtful and contextual view of the factors that build lasting shareholder value. Among these counter-balancing forces:

•

Unemployment is falling and jobs are taking longer to fill, which would ordinarily trigger higher wage growth. However, the long-term unemployed are still waiting in the wings, creating a labor reserve that is likely to temper wage growth that might otherwise engender inflation fears. The latest official payroll data showed that despite a drop in the unemployment rate to 5.8%, the number of long-term unemployed was unchanged. The data also showed that the average earnings of American workers has grown only 2% over the past year.

•	While well off its lows, housing remains affordable benefiting from low interest rates and prices still well below the peak. Credit worthy buyers remain in relative short-supply. In fact, the Federal

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2014

(Unaudited)

Housing Finance Agency has recently reduced lending standards to encourage more home purchase and mortgage origination activity.

•

Consumer confidence is at its highest levels since 2007, however, spending is not robust across the board. For example, the General Retailers subsector of the S&P 500 Index has returned approximately half of the overall index gain over the past twelve months.

•	Last, and probably most importantly, while the U.S. economy is improving, China’s growth has slowed, Brazil remains weak, Europe is stagnant and Japan has fallen back in recession.

These contradictions are representative of a global economy that is still recovering unevenly from financial crisis. In 2007, there were few worries about anything; now, the scars of 2008-2009 are still raw with investors and many are quick to see the next bogeyman in the form of a “reasonably valued” market. But even when “reasonably valued” describes the market as a whole, individual opportunities exist for the disciplined, bottom-up stock picker.

We are reminded of the statistician’s joke about the man who has his feet in the oven and his head in the freezer: on average, he’s comfortable. In other words, the market contains both overvalued and undervalued companies, which is a much more favorable environment for disciplined value investors like us than a market in which everything goes up in unison. Despite the stock market trading near all-time highs, we are seeing a steady flow of potential opportunities.

In summary, we continue to anticipate additional pockets of volatility as the prospect of higher interest rates is digested, a new Congress takes its place and sets its agenda, and spontaneous yet normal geopolitical events run their course. We continue to selectively take advantage of opportunities across a range of industries as we position the Fund’s portfolio to best capitalize on the environment we envision as we turn our eyes to 2015.

We are most grateful for your continued support.

Private Capital Management

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2014

(Unaudited)

Mutual Fund investing involves risk and it is possible to lose money by investing in a fund. The Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a more diversified fund causing its value to fluctuate more widely. The Fund may engage in strategies that are considered risky or invest in stocks of companies that are undervalued which may cause greater volatility and less liquidity. Investors should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. This report is not authorized for distribution unless preceded or accompanied by a current prospectus for the Private Capital Management Value Fund. The prospectus contains this and other important information about the Fund. Read it carefully before investing.

Shares of the Private Capital Management Value Fund are distributed by Foreside Funds Distributors LLC, not an adviser affiliate.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2014 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2014
	Six Months†	1 Year	3 Years	Since Inception*
Class A Shares
(without sales charge)	10.49%	13.99%	17.80%	15.87%
Class A Shares
(with sales charge)	4.95%	8.29%	15.80%	14.42%
S&P 500® Index	8.22%	17.27%	19.77%	17.02%**
Russell 2000® Index	4.83%	8.06%	18.18%	15.68%**

†	Not Annualized.

*	Class A Shares of the Private Capital Management Value Fund (the “Fund”) commenced operations on October 6, 2010.

**	Benchmark performance is from the commencement date of Class A Shares (October 6, 2010) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.00% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 568-1267. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Class A Shares total annual gross and net operating expense ratios are 1.74% and 1.25%, respectively, of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2014, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Private Capital Management, LLC, (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). This agreement will terminate on August 31, 2015, unless the Board of Trustees of FundVantage Trust approves an earlier termination. Total return would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) and the Russell 2000® Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 2000® Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. It is impossible to invest directly in an index.

5

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2014

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2014
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class I Shares*	10.63%	14.28%	18.06%	15.67%	6.05%
S&P 500® Index	8.22%	17.27%	19.77%	16.69%	8.20%
Russell 2000® Index	4.83%	8.06%	18.18%	17.39%	8.67%

†	Not Annualized.

*

Performance shown for the period from October 31, 2004 to May 28, 2010 is the performance of a corporate defined contribution plan account (the “Predecessor Account”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations on May 28, 2010. Performance from May 28, 2010 to October 31, 2014 is from the performance of the Class I Shares. The Predecessor Account was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Predecessor Account had been registered under the 1940 Act, its performance may have been different.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 568-1267. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Class I Shares total annual gross and net operating expense ratios are 1.49% and 1.00%, respectively, of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2014, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Private Capital Management, LLC, (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). This agreement will terminate on August 31, 2015, unless the Board of Trustees of FundVantage Trust approves an earlier termination. Total return would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) and the Russell 2000® Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 2000® Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. It is impossible to invest directly in an index.

6

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2014, through October 31, 2014 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, and redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

	Private Capital Management Value Fund
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,104.90	$6.63
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36
Class I Shares
Actual	$1,000.00	$1,106.30	$5.32
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.10

*

Expenses are equal to an annualized expenses ratio for the six-month period ended October 31, 2014 of 1.25% and 1.00% for Class A and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in each table are based on the actual six month total return for the Fund of 10.49% and 10.63% for Class A and Class I Shares, respectively.

8

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Information Technology	25.6%	$15,337,079
Consumer Discretionary	20.1	12,058,128
Health Care	19.1	11,455,613
Financials	10.8	6,495,209
Industrials	7.1	4,224,913
Energy	5.5	3,310,915
Materials	4.9	2,940,948
Consumer Staples	2.9	1,706,083
Utilities	1.1	681,916
Other Assets in Excess of Liabilities	2.9	1,750,368

NET ASSETS	100.0%	$59,961,172

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

9

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.1%
Consumer Discretionary — 20.1%
Advance Auto Parts, Inc.	10,975	$1,612,886
American Public Education, Inc.*	18,850	584,161
Ascena Retail Group, Inc.*	93,750	1,167,187
AutoNation, Inc.*	15,375	880,372
Carrols Restaurant Group, Inc.*	74,300	572,853
DeVry Education Group, Inc.	16,975	821,760
Fiesta Restaurant Group, Inc.*	45,425	2,505,189
Gildan Activewear, Inc. (Canada)	17,575	1,047,997
GNC Holdings, Inc., Class A	32,175	1,337,515
Rent-A-Center, Inc.	28,500	882,645
Visteon Corp.*	6,875	645,563

		12,058,128

Consumer Staples — 2.9%
Darling International, Inc.*	30,375	534,600
SpartanNash Co.	52,275	1,171,483

		1,706,083

Energy — 5.5%
Golar LNG, Ltd. (Bermuda)	25,200	1,413,972
Noble Corp. (United Kingdom)	57,875	1,210,745
Paragon Offshore PLC (United Kingdom)*	7,591	36,968
Ultra Petroleum Corp. (Canada)*	28,475	649,230

		3,310,915

Financials — 10.8%
1st United Bancorp, Inc.	73,100	646,935
Charter Financial Corp.	56,000	635,040

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financials — (Continued)
INTL FCStone, Inc.*	66,583	$1,205,152
Northrim BanCorp, Inc.	11,700	338,130
Oppenheimer Holdings, Inc., Class A	18,943	465,051
Raymond James Financial, Inc.	19,600	1,100,148
State Bank Financial Corp.	34,000	609,280
Suffolk Bancorp	16,500	378,840
Synovus Financial Corp.	24,014	608,995
Willis Group Holdings PLC (Ireland)	12,525	507,638

		6,495,209

Health Care — 19.1%
Actavis PLC (Ireland)*	10,382	2,520,127
Alere, Inc.*	51,750	2,068,447
Covidien PLC (Ireland)	13,090	1,210,040
Universal Health Services, Inc., Class B	15,725	1,630,840
Valeant Pharmaceuticals International, Inc. (Canada)*	20,250	2,694,060
Zimmer Holdings, Inc.	11,975	1,332,099

		11,455,613

Industrials — 7.1%
Air Transport Services Group, Inc.*	125,900	1,029,862
GenCorp, Inc.*	62,450	1,059,152
MSA Safety, Inc.	13,575	780,155
Progressive Waste Solutions Ltd. (Canada)	21,500	628,445
Titan International, Inc.	28,750	303,600
Triumph Group, Inc.	6,085	423,699

		4,224,913

The accompanying notes are an integral part of the financial statements.

10

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Information Technology — 25.6%
ACI Worldwide, Inc.*	30,000	$577,200
CA, Inc.	56,537	1,642,965
Cisco Systems, Inc.	69,275	1,695,159
CoreLogic, Inc.*	25,375	796,014
Electro Rent Corp.	29,180	444,703
Global Cash Access Holdings, Inc.*	89,671	653,702
Imation Corp.*	184,640	540,995
Mentor Graphics Corp.	74,625	1,581,304
Progress Software Corp.*	22,762	589,536
QUALCOMM, Inc.	13,830	1,085,793
Quantum Corp.*	536,075	686,176
Quinstreet, Inc.*	193,786	784,833
Symantec Corp.	52,915	1,313,350
VASCO Data Security International, Inc.*	116,325	2,945,349

		15,337,079

Materials — 4.9%
Celanese Corp.	16,525	970,513
Pope Resources LP	12,100	812,213
Tronox Ltd., Class A (Australia)	47,900	1,158,222

		2,940,948

Utilities — 1.1%
National Fuel Gas Co.	9,850	681,916

TOTAL COMMON STOCKS (Cost $37,803,027)		58,210,804

Value
TOTAL INVESTMENTS - 97.1% (Cost $37,803,027)	$58,210,804
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%	1,750,368

NET ASSETS - 100.0%	$59,961,172

*	Non-income producing.

PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

11

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets
Investments, at value (Cost $37,803,027)	$58,210,804
Cash	2,604,046
Receivable for capital shares sold	6,373
Dividends and interest receivable	17,384
Prepaid expenses and other assets	16,692

Total assets	60,855,299

Liabilities
Payable for investments purchased	721,922
Payable for capital shares redeemed	64,019
Payable for transfer agent fees	27,722
Payable for administration and accounting fees	22,676
Payable to Investment Adviser	18,067
Payable for custodian fees	2,607
Accrued expenses	37,114

Total liabilities	894,127

Net Assets	$59,961,172

Net Assets Consisted of:
Capital Stock, $0.01 par value	$35,585
Paid-in capital	36,312,512
Accumulated net investment income	152,384
Accumulated net realized gain from investments	3,052,914
Net unrealized appreciation on investments	20,407,777

Net Assets	$59,961,172

Class A:
Net asset value, offering and redemption price per share ($4,415,400 / 263,681 shares)	$16.75

Maximum offering price per share (100/95 of $16.75)	$17.63

Class I:
Net asset value, offering and redemption price per share ($55,545,772 / 3,294,830 shares)	$16.86

The accompanying notes are an integral part of the financial statements.

12

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

Investment Income
Dividends	$322,266
Less: foreign taxes withheld	(2,107)

Total investment income	320,159

Expenses
Advisory fees (Note 2)	258,216
Transfer agent fees (Note 2)	39,099
Administration and accounting fees (Note 2)	39,024
Registration and filing fees	25,888
Legal fees	18,890
Audit fees	12,271
Printing and shareholder reporting fees	8,744
Custodian fees (Note 2)	8,159
Distribution fees (Class A) (Note 2)	8,089
Trustees’ and officers’ fees (Note 2)	3,712
Other expenses	4,848

Total expenses before waivers and reimbursements	426,940

Less: waivers (Note 2)	(131,943)

Net expenses after waivers	294,997

Net investment income	25,162

Net realized and unrealized gain from investments:
Net realized gain from investments	2,725,037
Net change in unrealized appreciation on investments	2,966,766

Net realized and unrealized gain on investments	5,691,803

Net increase in net assets resulting from operations	$5,716,965

The accompanying notes are an integral part of the financial statements.

13

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014
Increase in net assets from operations:
Net investment income	$25,162	$39,350
Net realized gain from investments	2,725,037	1,094,173
Net change in unrealized appreciation on investments	2,966,766	7,503,009

Net increase in net assets resulting from operations	5,716,965	8,636,532

Less Dividends and Distributions to Shareholders from:
Net realized capital gains:
Class A	—	(390,110)
Class I	—	(2,654,193)

Total net realized capital gains	—	(3,044,303)

Net decrease in net assets from dividends and distributions to shareholders	—	(3,044,303)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(1,368,111)	4,334,237

Total increase in net assets	4,348,854	9,926,466

Net assets
Beginning of period	55,612,318	45,685,852

End of period	$59,961,172	$55,612,318

Accumulated net investment income, end of period	$152,384	$127,222

The accompanying notes are an integral part of the financial statements.

14

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Class A
For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Period October 6, 2010* to April 30, 2011

Per Share Operating Performance
Net asset value, beginning of period	$15.16		$13.60	$12.12	$12.61		$10.10

Net investment income/(loss)(1)	(0.01)		(0.02)	0.07	(0.03)		(0.04)
Net realized and unrealized gain/(loss) on investments	1.60		2.45	1.48	(0.16)		2.57

Net increase/(decrease) in net assets resulting from operations	1.59		2.43	1.55	(0.19)		2.53

Dividends and distributions to shareholders from:
Net investment income	—		—	(0.07)	—		(0.02)
Net realized capital gains	—		(0.87)	—	(0.30)		—

Total dividends and distributions to shareholders	—		(0.87)	(0.07)	(0.30)		(0.02)

Redemption fees	—		— (2)	—	—	(2)	—

Net asset value, end of period	$16.75		$15.16	$13.60	$12.12		$12.61

Total investment return(3)	10.49%		18.04%	12.92%	(1.16)%		25.08%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$4,415		$7,643	$4,921	$2,922		$1,162
Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25%	1.25%		1.25	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.68	%(4)	1.74%	1.88%	1.93%		2.02	%(4)
Ratio of net investment income/(loss) to average net assets	(0.12	)%(4)	(0.15)%	0.62%	(0.26)%		(0.59	)%(4)
Portfolio turnover rate	14.56	%(6)	19.69%	11.81%	18.19	%(7)	21.71	%(6)(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Portfolio turnover rate excludes securities received from processing subscription-in-kind.

The accompanying notes are an integral part of the financial statements.

15

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012		For the Period May 28, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$ 15.24		$ 13.64	$ 12.15	$ 12.61		$ 10.00

Net investment income(1)	0.01		0.02	0.10	—	(2)	—	(2)
Net realized and unrealized gain/(loss) on investments	1.61		2.45	1.49	(0.16)		2.64

Net increase/(decrease) in net assets resulting from operations	1.62		2.47	1.59	(0.16)		2.64

Dividends and distributions to shareholders from:
Net investment income	—		—	(0.10)	—	(2)	(0.03)
Net realized capital gains	—		(0.87)	—	(0.30)		—

Total dividends and distributions to shareholders	—		(0.87)	(0.10)	(0.30)		(0.03)

Redemption fees	—		— (2)	—	—	(2)	—

Net asset value, end of period	$ 16.86		$ 15.24	$ 13.64	$ 12.15		$ 12.61

Total investment return(3)	10.63%		18.29%	13.21%	(0.91)%		26.39	%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$55,546		$47,969	$40,765	$43,024		$43,914
Ratio of expenses to average net assets	1.00	%(5)	1.00%	1.00%	1.00%		1.00	%(5)
Ratio of expenses to average net assets
without waivers and expense reimbursements(6)	1.46	%(5)	1.49%	1.62%	1.67%		1.84	%(5)
Ratio of net investment income/(loss) to average net assets	0.11	%(5)	0.10%	0.86%	(0.01)%		—	%(5)(7)
Portfolio turnover rate	14.56	%(8)	19.69%	11.81%	18.19	%(9)	21.71	%(8)(9)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Total investment return represents performance for Class I Shares since its commencement of operations on May 28, 2010, and does not include performance of the Predecessor Account.
(5)	Annualized.
(6)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Amount is less than 0.005%.
(8)	Not annualized.
(9)	Portfolio turnover rate excludes securities received from processing subscription-in-kind.

The accompanying notes are an integral part of the financial statements.

16

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The Private Capital Management Value Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 28, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C, Class I and Class R Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $750,000 or more of Class A Shares (and therefore no initial sales charge was paid) and shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $750,000 or more where a selling broker-dealer did not receive a commission. As of October 31, 2014, Class C and Class R Shares had not been issued.

On August 30, 2013, the Fund’s adviser, Private Capital Management (“PCM or the “Adviser”), completed a transaction whereby PCM’s former parent company sold PCM to Gregg J. Powers, PCM’s CEO and Chief Investment Officer. As part of that transaction, PCM’s legal structure was changed from a limited partnership (wholly-owned and controlled by Legg Mason, Inc.) to a limited liability company (wholly-owned and controlled through certain intermediary companies by Mr. Powers). The Adviser continued its operations (including its role as the manager of the Fund) as Private Capital Management, LLC. In 2014, PCM’s equity ownership structure was further restructured such that various members of PCM’s senior management team received non-voting equity interests in the firm. As a result of this restructuring, Mr. Powers no longer owns 100% of the economic interests in PCM, though he remains in control of 100% of the voting interests in PCM.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end

17

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$58,210,804	$58,210,804	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

18

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2014, there were no transfers between Levels 1, 2 and 3.

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment

19

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

PCM, serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2014, the amount of potential recovery was as follows:

Expiration
4/30/2015	4/30/2016	4/30/2017	4/30/2018
$297,140	$271,563	$266,144	$131,943

As of October 31, 2014 investment advisory fees payable to the adviser were $18,067. For the six-months ended October 31, 2014, the Adviser waived fees of $131,943.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

20

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2014 was $3,029. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six-months ended October 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$8,045,481	$8,206,403

21

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

4. Capital Share Transactions

For the six-months ended October 31, 2014 and the year ended April 30, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014
	Shares	Amount	Shares	Amount
Class A Shares
Sales	33,508	$533,470	257,448	$3,894,335
Reinvestments	—	—	26,000	385,316
Redemption Fees*	—	—	—	168
Redemptions	(274,056)	(4,379,560)	(140,969)	(2,121,694)

Net Increase/(Decrease)	(240,548)	$(3,846,090)	142,479	$2,158,125

Class I Shares
Sales	527,487	$8,481,426	678,192	$10,223,554
Reinvestments	—	—	165,830	2,467,552
Redemption Fees*	—	—	—	250
Redemptions	(380,055)	(6,003,447)	(685,594)	(10,515,244)

Net Increase	147,432	$2,477,979	158,428	$2,176,112

Total Net Increase/(Decrease)	(93,116)	$(1,368,111)	300,907	$4,334,237

*

There is a 2.00% redemption fee that may be charged on shares redeemed within the first 30 days of their acquisition. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

22

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

For the year ended April 30, 2014, the tax character of distributions paid by the Fund was $3,044,303 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
$—	$—	$608,289	$17,315,519	$(27,698)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

At October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation/(depreciation) of securities held by the Fund were as follows:

Federal tax cost	$37,803,027

Gross unrealized appreciation	22,238,213
Gross unrealized depreciation	(1,830,436)

Net unrealized appreciation	$20,407,777

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2014, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2014. For the fiscal year ended April 30, 2014, the Fund had late year ordinary loss deferrals of $27,698.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of April 30, 2014, the Fund did not have any capital loss carryforwards.

23

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

24

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 568-1267 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

25

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Private Capital Management, LLC

8889 Pelican Bay Boulevard

Suite 500

Naples, FL 34108

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PRIVATE CAPITAL MANAGEMENT VALUE FUND

of

FundVantage Trust

Class A Shares

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Private Capital Management Value Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Private Capital Management Value Fund.

QUALITY DIVIDEND FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2014†
	Six Months††	1 Year	Since Inception
Class A Shares (without sales charge)	5.76%	13.92%	16.19%
Class A Shares (with sales charge)	-0.31%	7.37%	10.02%
Class C Shares	5.37%	13.17%	15.42%
S&P 500 Index	8.22%	17.27%	20.71%	*
S&P 500 Index	8.22%	17.27%	19.88%	**

†	Class A Shares commenced operations on September 30, 2013; Class C Shares commenced operations on October 1, 2013.

††	Not annualized.

*	Benchmark performance is from the inception date of Class A Shares of the Fund (September 30, 2013) only and is not the inception date of the benchmark itself.

**	Benchmark performance is from the inception date of Class C Shares of the Fund (October 1, 2013) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained by calling (888) 201-5799.

The returns of Class A shares reflect a deduction for the maximum front end sales charge of 5.75%. All of the Fund’s share classes apply a 1.00% fee to the value of shares redeemed within 60 days of purchase. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2014, are 2.97% and 1.24% for Class A Shares and 3.72% and 1.99% for Class C Shares of the Class’ average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Choice Financial Partners, Inc., d/b/a EquityCompass Strategies (“EquityCompass” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in effect until September 30, 2016, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. Total fees would be higher had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the S&P 500. The S&P 500 is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

Mutual fund investing involves risk, including possible loss of principal. The Fund’s dividend income and distributions will fluctuate, and at times the Fund may underperform other funds that invest more broadly or that have different

1

QUALITY DIVIDEND FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2014

(Unaudited)

investment styles. Some of the assets in which the Fund may invest entail special risks. Foreign stocks may be affected by currency fluctuations, social and political instability, and lax regulatory and financial reporting standards. Master Limited Partnerships (“MLPs”) may fluctuate abruptly in value and be difficult to liquidate. Real Estate Investment Trusts (“REITs”) entail risks related to real estate, such as tenant defaults, declining occupancy rates, and falling property values due to deteriorating economic conditions. Listed REIT stocks may fluctuate erratically in market price while non-listed REITs may be illiquid.

2

QUALITY DIVIDEND FUND

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six month period from May 1, 2014 through October 31, 2014 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

QUALITY DIVIDEND FUND

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

	Quality Dividend Fund
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,057.60	$6.43
Hypothetical (5% return before expenses)	1,000.00	1,018.95	6.31
Class C Shares
Actual	$1,000.00	$1,053.70	$10.30
Hypothetical (5% return before expenses)	1,000.00	1,015.17	10.11

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2014 of 1.24% and 1.99% for Class A and Class C Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six month total returns for the Fund of 5.76% and 5.37% for Class A and Class C Shares, respectively.

4

QUALITY DIVIDEND FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Oil, Gas & Consumable Fuels	20.5%	$8,261,888
Diversified Telecommunication Services	10.3	4,152,036
REIT	7.2	2,890,227
Electric Utilities	7.1	2,846,216
Pharmaceuticals	6.9	2,763,677
Energy Equipment & Services	3.6	1,470,089
Multi-Utilities	3.6	1,464,630
Computers & Peripherals	3.6	1,453,132
Chemicals	3.6	1,443,567
Communication Equipment	3.5	1,399,121
Tobacco	3.5	1,393,007
Household Products	3.4	1,392,151
Software	3.4	1,389,297
Hotel, Restaurants & Leisure	3.4	1,383,923
Industrial Conglomerates	3.4	1,373,970
Multiline Retail	3.4	1,364,244
Commercial Banks	3.4	1,354,571
Food Products	3.3	1,344,905
Other Assets in Excess of Liabilities	2.9	1,171,825

NET ASSETS	100.0%	$40,312,476

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

QUALITY DIVIDEND FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.1%
Chemicals — 3.6%
The Dow Chemical Co.	29,222	$1,443,567

Commercial Banks — 3.4%
Bank of Montreal (Canada)	18,658	1,354,571

Communications Equipment — 3.5%
Cisco Systems, Inc.	57,177	1,399,121

Computers & Peripherals — 3.6%
Seagate Technology PLC (Ireland)	23,128	1,453,132

Diversified Telecommunication Services — 10.3%
AT&T, Inc.	39,828	1,387,608
BCE, Inc. (Canada)	31,102	1,383,106
Verizon Communications, Inc.	27,489	1,381,322

		4,152,036

Electric Utilities — 7.1%
Duke Energy Corp.	17,694	1,453,562
The Southern Co.	30,040	1,392,654

		2,846,216

Energy Equipment & Services — 3.6%
Ensco PLC (United Kingdom)	36,218	1,470,089

Food Products — 3.3%
Kraft Foods Group, Inc.	23,867	1,344,905

Hotels, Restaurants & Leisure — 3.4%
McDonald’s Corp.	14,765	1,383,923

Household Products — 3.4%
Kimberly-Clark Corp.	12,183	1,392,151

	Number of Shares	Value

COMMON STOCKS — (Continued)
Industrial Conglomerates — 3.4%
General Electric Co.	53,234	$1,373,970

Multiline Retail — 3.4%
Target Corp.	22,068	1,364,244

Multi-Utilities — 3.6%
Consolidated Edison, Inc.	23,116	1,464,630

Oil, Gas & Consumable Fuels — 20.5%
BP PLC, SP ADR	32,384	1,407,409
Buckeye Partners L.P. †	17,501	1,319,575
Enbridge Energy Partners L.P. †	37,138	1,339,568
Energy Transfer Partners L.P. †	22,358	1,440,526
Kinder Morgan, Inc.	35,413	1,370,483
Royal Dutch Shell PLC, ADR	19,283	1,384,327

		8,261,888

Pharmaceuticals — 6.9%
GlaxoSmithKline PLC, SP ADR	29,943	1,362,107
Pfizer, Inc.	46,797	1,401,570

		2,763,677

REIT — 7.2%
Digital Realty Trust, Inc.	20,888	1,441,063
Omega Healthcare Investors, Inc.	37,976	1,449,164

		2,890,227

Software — 3.4%
Microsoft Corp.	29,591	1,389,297

The accompanying notes are an integral part of the financial statements.

6

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Tobacco — 3.5%
Philip Morris International, Inc.	15,650	$1,393,007

TOTAL COMMON STOCKS
(Cost $36,716,767)		39,140,651

TOTAL INVESTMENTS - 97.1%
(Cost $36,716,767)		39,140,651

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%		1,171,825

NET ASSETS - 100.0%		$40,312,476

ADR	American Depositary Receipt
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust

SP ADR     Sponsored Depositary Receipt

†	Master Limited Partnerships

The accompanying notes are an integral part of the financial statements.

7

QUALITY DIVIDEND FUND

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets
Investments, at value (Cost $36,716,767)	$39,140,651
Cash	553,927
Receivable for capital shares sold	613,851
Dividends and interest receivable	115,570
Prepaid expenses and other assets	15,599

Total assets	40,439,598

Liabilities
Payable for transfer agent fees	49,189
Payable for administration and accounting fees	22,465
Payable for distribution fees	13,124
Payable for audit fees	11,995
Payable for custodian fees	10,516
Payable for Investment Adviser	2,918
Payable for shareholder servicing fees	2,581
Payable for capital shares redeemed	35
Accrued expenses	14,299

Total liabilities	127,122

Net Assets	$40,312,476

Net Assets Consisted of:
Capital stock, $0.01 par value	$35,068
Paid-in capital	37,269,328
Accumulated net investment income	208,071
Accumulated net realized gain from investments	376,125
Net unrealized appreciation on investments	2,423,884

Net Assets	$40,312,476

Class A:
Net asset value, redemption price per share ($27,230,787 / 2,368,755 shares)	$11.50

Maximum offering price per share (100/94.25 of $11.50)	$12.20

Class C:
Net asset value, offering and redemption price per share ($13,081,689 / 1,138,011 shares)	$11.50

The accompanying notes are an integral part of the financial statements.

8

QUALITY DIVIDEND FUND

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

Investment Income
Dividends	$667,116
Less: foreign taxes withheld	(11,830)
Interest	48

Total investment income	655,334

Expenses
Advisory fees (Note 2)	101,852
Distribution fees (Class C) (Note 2)	39,755
Administration and accounting fees (Note 2)	38,350
Transfer agent fees (Note 2)	38,258
Distribution fees (Class A) (Note 2)	29,186
Registration and filing fees	27,951
Trustees’ and officers’ fees (Note 2)	13,599
Legal fees	12,179
Custodian fees (Note 2)	11,611
Audit fees	11,582
Shareholder Servicing fees	13,252
Printing and shareholder reporting fees	8,597
Other expenses	3,756

Total expenses before waivers	349,928

Less: waivers (Note 2)	(99,680)

Net expenses after waivers	250,248

Net investment income	405,086

Net realized and unrealized gain from investments:
Net realized gain from investments	376,127
Net change in unrealized appreciation on investments	982,934

Net realized and unrealized gain on investments	1,359,061

Net increase in net assets resulting from operations	$1,764,147

The accompanying notes are an integral part of the financial statements.

9

QUALITY DIVIDEND FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Period Ended April 30, 2014*
Increase in net assets from operations
Net investment income	$405,086	$227,727
Net realized gain from investments	376,127	92,959
Net change in unrealized appreciation on investments	982,934	1,440,950

Net increase in net assets resulting from operations	1,764,147	1,761,636

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(244,813)	(118,711)
Class C	(71,842)	(27,405)

Total net investment income	(316,655)	(146,116)

Net realized capital gain:
Class A	(63,653)	—
Class C	(29,308)	—

Total net realized capital gain	(92,961)	—

Net decrease in net assets from dividends and distributions to shareholders	(409,616)	(146,116)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	10,124,154	27,218,271

Total increase in net assets	11,478,685	28,833,791

Net assets
Beginning of period	28,833,791	—

End of period	$40,312,476	$28,833,791

Accumulated net investment income, end of period	$208,071	$119,640

*	The Fund commenced operations on September 30, 2013.

The accompanying notes are an integral part of the financial statements.

10

QUALITY DIVIDEND FUND

Financial Highlights

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2014 (Unaudited)	For the Period September 30, 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$11.02	$10.00

Net investment income(1)	0.15	0.16
Net realized and unrealized gain on investments	0.48	0.96

Net increase in net assets resulting from operations	0.63	1.12

Dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.10)
Net realized capital gain	(0.03)	—

Total investment income	(0.15)	(0.10)

Redemption Fees	— (2)	— (2)

Net asset value, end of period	$11.50	$11.02

Total investment return(3)	5.76%	11.27%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$27,231	$20,745
Ratio of expenses to average net assets(4)	1.24%	1.24%
Ratio of expenses to average net assets without waivers and expense reimbursements(4)(5)	1.83%	2.97%
Ratio of net investment income to average net assets(4)	2.62%	2.65%
Portfolio turnover rate(6)	16.10%	10.71%

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

11

QUALITY DIVIDEND FUND

Financial Highlights

Contained below is per share operating performance data for each Class C Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2014 (Unaudited)	For the Period October 1, 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$11.02	$10.00

Net investment income(1)	0.11	0.12
Net realized and unrealized gain on investments	0.48	0.96

Net increase in net assets resulting from operations	0.59	1.08

Dividends and distributions to shareholders from:
Net investment income	(0.08)	(0.06)
Net realized capital gain	(0.03)	—

Total dividends and distributions	(0.11)	(0.06)

Redemption Fees	— (2)	— (2)
Net asset value, end of period	$11.50	$11.02

Total investment return(3)	5.37%	10.84%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$13,082	$8,089
Ratio of expenses to average net assets(4)	1.99%	1.99%
Ratio of expenses to average net assets without waivers and expense reimbursements(4)(5)	2.57%	3.72%
Ratio of net investment income to average net assets(4)	1.87%	1.46%
Portfolio turnover rate(6)	16.10%	10.71%

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total return does not reflect any applicable sales charge.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

12

QUALITY DIVIDEND FUND

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The Quality Dividend Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 30, 2013. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares; Class A, Class C and Institutional Class Shares. Class A shares are subject to a front end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”), as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions of Class A Shares made within twelve months of purchase where (i) $1 million or more of Class A Shares was purchased without an initial sales charge and (ii) the selling broker-dealer received a commission for such sale. A CDSC of 1% may apply to Class C Shares when shares are redeemed within 12 months after initial purchase. As of October 31, 2014, Institutional Class Shares have not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

13

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Market Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$39,140,651	$39,140,651	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

14

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

MLP Common Units — Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on the U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage

15

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid quarterly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Choice Financial Partners, Inc., doing business as EquityCompass Strategies (“EquityCompass” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in effect until September 30, 2016 unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

16

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

At October 31, 2014, the amount of potential recovery was as follows:

Expiration
April 30, 2017	April 30, 2018
$132,314	$99,680

For the six months ended October 31, 2014, the advisory fees accrued were $101,852 and fees waived by the Adviser were $99,680.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

BNY Mellon and the Custodian have the ability to recover amounts previously waived if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00%, on an annualized basis, of the average daily net assets of the Fund’s Class A and Class C Shares, respectively.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during

17

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

the six months ended October 31, 2014 was $2,240. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$15,252,551	$5,376,279

4. Capital Share Transactions

For the six months ended October 31, 2014 and the period from September 30, 2013, commencement of operations, to October 31, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period Ended April 30, 2014
	Shares	Amount	Shares	Amount
Class A
Sales	655,835	$7,425,912	1,891,844	$19,696,744
Reinvestments	23,432	266,676	9,576	100,233
Redemption Fees*	—	7,615	—	153
Redemptions	(193,389)	(2,151,036)	(18,543)	(196,132)

Net Increase	485,878	$5,549,167	1,882,877	$19,600,998

Class C
Sales	425,185	$4,809,542	742,148	$7,703,227
Reinvestments	7,594	86,620	2,171	22,359
Redemption Fees*	—	3,134	—	62
Redemptions	(28,962)	(324,309)	(10,125)	(108,375)

Net Increase	403,817	$4,574,987	734,194	$7,617,273

Total Net Increase	889,695	$10,124,154	2,617,071	$27,218,271

* There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

18

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the period ended April 30, 2014, the tax character of distributions paid by the Fund was $146,116 of ordinary income dividends. Distributions from short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Other Temporary Differences
$—	$176,017	$1,625	$1,486,074	$(10,167)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$36,716,767

Gross unrealized appreciation	$3,031,543
Gross unrealized depreciation	(607,659)

Net unrealized appreciation	$2,423,884

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the period ended April 30, 2014, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2014. For the period ended April 30, 2014, the Fund had no capital loss deferrals and no late year ordinary loss.

19

QUALITY DIVIDEND FUND

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of April 30, 2014, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

QUALITY DIVIDEND FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 201-5799 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330

21

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Choice Financial Partners, Inc.

d/b/a EquityCompass Strategies

501 North Broadway

St. Louis, MO 63102

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

QUALITY DIVIDEND

FUND

of

FundVantage Trust

Class A Shares (QDVAX)

Class C Shares (QDVCX)

SEMI-ANNUAL

REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Quality Dividend Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Quality Dividend Fund.

SIRIOS FOCUS FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Total Returns For the Periods Ended October 31, 2014†

	Six Months	Since Inception*
Institutional Class	6.51%	6.30%
S&P 500® Index	6.42%	10.20%

†	Not Annualized.

*

The Sirios Focus Fund (the “Fund”) commenced operations on December 20, 2013. Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself. The benchmark does not reflect any expenses or transaction costs.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5704. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2014, are 1.64% and 1.51%, respectively, for Institutional Class Shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Sirios Capital Management, L.P. (“Sirios” or the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, exceed 1.50% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees approves its earlier termination. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500®Composite Price Index (“S&P 500®”). The S&P 500®is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

1

SIRIOS FOCUS FUND

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2014, through October 31, 2014 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

SIRIOS FOCUS FUND

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

	Sirios Focus Fund
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Institutional Class Shares
Actual	$1,000.00	$1,065.10	$7.70
Hypothetical (5% return before expenses)	1,000.00	1,017.74	7.53

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2014 of 1.48% for the Institutional Class Shares, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184 days), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six month total return for the Fund of 6.51% for the Institutional Class.

3

SIRIOS FOCUS FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Financials	18.9%	$12,441,550
Communications	18.6	12,301,786
Industrials	17.3	11,409,638
Health Care	13.4	8,846,865
Consumer Discretionary	9.4	6,230,888
Consumer Staples	7.5	4,936,020
Materials	2.7	1,800,898
Warrants	0.6	401,623
Short-Term Investments	11.8	7,769,289
Liabilities In Excess of Other Assets	(0.2)	(152,177)

NET ASSETS	100.0%	$65,986,380

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

SIRIOS FOCUS FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 87.8%
Communications — 18.6%
DISH Network Corp., Class A*	39,645	$2,523,404
Google, Inc., Class A*	1,903	1,080,657
Time Warner, Inc.	33,485	2,661,053
T-Mobile US, Inc.*	64,522	1,883,397
Verizon Communications, Inc.	51,146	2,570,087
Viacom, Inc., Class B	21,783	1,583,188

		12,301,786

Consumer Discretionary — 9.4%
Lithia Motors, Inc., Class A	2,018	156,637
Penske Automotive Group, Inc.	21,777	985,192
Service Corp. International	109,476	2,394,240
Whirlpool Corp.	15,663	2,694,819

		6,230,888

Consumer Staples — 7.5%
Constellation Brands, Inc., Class A*	53,922	4,936,020

Financials — 18.9%
Bank of America Corp.	186,753	3,204,682
Colony Financial, Inc. REIT	43,579	970,940
Comerica, Inc.	50,687	2,419,797
JPMorgan Chase & Co.	10,633	643,084
NorthStar Realty Finance Corp. REIT	143,656	2,669,128
Signature Bank*	20,919	2,533,919

		12,441,550

Health Care — 13.4%
Becton Dickinson and Co.	16,098	2,071,813
Gilead Sciences, Inc.*	11,669	1,306,928
HCA Holdings, Inc.*	5,783	405,099
Merck & Co., Inc.	14,182	821,705

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care — (Continued)
Tenet Healthcare Corp.*	5,505	$308,555
Universal Health Services, Inc., Class B	9,395	974,355
Valeant Pharmaceuticals International, Inc. (Canada)*	22,237	2,958,410

		8,846,865

Industrials — 17.3%
Acuity Brands, Inc.	15,379	2,144,294
Airbus Group NV (France)	26,319	1,569,925
Greenbrier Cos, Inc. (The)	5,691	355,915
JB Hunt Transport Services, Inc.	3,283	261,885
Kansas City Southern	7,082	869,599
Old Dominion Freight Line, Inc.*	23,986	1,747,860
Precision Castparts Corp.	8,062	1,779,283
Saia, Inc.*	21,624	1,060,009
Union Pacific Corp.	13,919	1,620,868

		11,409,638

Materials — 2.7%
Sherwin-Williams Co. (The)	7,845	1,800,898

TOTAL COMMON STOCKS (Cost $54,007,183)		57,967,645

The accompanying notes are an integral part of the financial statements.

5

SIRIOS FOCUS FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value

WARRANTS — 0.6%
United States — 0.6%
JPMorgan Chase & Co., strike price @ $42.42, Expires 10/28/18*	20,284	$401,623

TOTAL WARRANTS
(Cost $371,633)		401,623

SHORT-TERM INVESTMENTS — 11.8%
Money Market Fund — 5.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(a)	3,772,293	3,772,293

	Par Value
U.S. Treasury Obligations — 6.1%
U.S. Treasury Bill 0.06%09/17/2015(b)	$4,000,000	3,996,996

TOTAL SHORT-TERM INVESTMENTS (Cost $7,769,982)		7,769,289

Value

TOTAL INVESTMENTS - 100.2%
(Cost $62,148,798)	$66,138,557
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(152,177)

NET ASSETS - 100.0%	$65,986,380

*	Non-income producing.
(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2014.
(b)	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the financial statements.

6

SIRIOS FOCUS FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

Forward foreign currency contracts outstanding as of October 31, 2014 were as follows:

Currency Purchased		Currency Sold		Settle Date	Counterparty	Unrealized Appreciation/ (Depreciation)
EUR	1,125,000	USD	1,430,402	01/15/15	BNY	$ (19,890)
USD	3,067,687	EUR	2,380,000	01/15/15	BNY	83,671

Net unrealized appreciation on forward foreign currency contracts:						$ 63,781

       Legend

BNY	Bank of New York Mellon
EUR	Euro
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

7

SIRIOS FOCUS FUND

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets
Investments, at value (Cost $62,148,798)	$66,138,557
Cash	710
Receivable for investments sold	580,686
Receivable for capital shares sold	6,600,000
Dividends and interest receivable	17,748
Prepaid expenses and other assets	21,554
Forward foreign currency contracts appreciation	83,671

Total assets	73,442,926

Liabilities
Payable for investments purchased	7,313,870
Payable to Investment Adviser	30,600
Payable for administration and accounting fees	21,674
Payable for custodian fees	21,034
Payable for transfer agent fees	10,091
Forward foreign currency contracts depreciation	19,890
Accrued expenses	39,387

Total liabilities	7,456,546

Net Assets	$65,986,380

Net Assets Consisted of:
Capital stock, $0.01 par value	$62,099
Paid-in capital	61,290,189
Accumulated net investment income	1,695,375
Accumulated net realized loss from investments	(1,114,847)
Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currency	4,053,564

Net Assets	$65,986,380

Institutional Class:
Shares Outstanding:	6,209,852

Net asset value, offering and redemption price per share ($65,986,380 / 6,209,852 shares)	$10.63

The accompanying notes are an integral part of the financial statements.

8

SIRIOS FOCUS FUND

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

Investment Income
Dividends	$455,983
Less: foreign taxes withheld	(3,456)
Interest	1,496

Total investment income	454,023

Expenses
Advisory fees (Note 2)	328,779
Administration and accounting fees (Note 2)	38,420
Legal fees	19,849
Registration and filing fees	15,708
Transfer agent fees (Note 2)	14,561
Audit fees	14,156
Custodian fees (Note 2)	12,328
Printing and shareholder reporting fees	9,625
Trustees’ and officers’ fees (Note 2)	9,022
Other expenses	3,001

Total expenses before recoupment	465,449

Plus: Expenses recouped (Note 2)	21,856

Net expenses after recoupment	487,305

Net investment loss	(33,282)

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(459,754)
Net realized gain from foreign currency transactions*	90,295
Net change in unrealized appreciation on investments	4,476,373
Net change in unrealized depreciation on foreign exchange translation	(279)
Net change in unrealized appreciation on forward foreign currency contracts**	137,198

Net realized and unrealized gain on investments	4,243,833

Net increase in net assets resulting from operations	$4,210,551

*	Includes $138,893 realized loss on closed forward foreign currency contracts. Primary risk is foreign currency contracts.
**	Primary risk is foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

9

SIRIOS FOCUS FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Period Ended April 30, 2014*
Increase in net assets from operations:
Net investment income/(loss)	$(33,282)	$1,798,450
Net realized loss from investments, forward foreign exchange currency contracts and foreign currency transactions	(369,459)	(827,978)
Net change is unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and foreign currency translations	4,613,292	(559,728)

Net increase in net assets resulting from operations	4,210,551	410,744

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(19,300,000)	80,665,085

Total increase/(decrease) in net assets	(15,089,449)	81,075,829

Net assets
Beginning of period	81,075,829	—

End of period	$65,986,380	$81,075,829

Accumulated net investment income, end of period	$1,695,375	$1,728,657

*	The Fund commenced operations on December 20, 2013.

The accompanying notes are an integral part of the financial statements.

10

SIRIOS FOCUS FUND

Financial Highlights

Contained below is per share operating performance data, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2014 (Unaudited)	For the Period December 20, 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$9.98	$10.00

Net investment income/(loss)(1)	(0.01)	0.33	(2)
Net realized and unrealized gain/(loss) on investments	0.66	(0.35)

Net increase/(decrease) in net assets resulting from operations	0.65	(0.02)

Net asset value, end of period	$10.63	$9.98

Total investment return(3)	6.51%	(0.20)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,986	$81,076
Ratio of expenses to average net assets(4)	1.48%	1.50%
Ratio of expenses to average net assets without waivers, expense reimbursements and recoupments, if any(4)(5)	1.42%	1.63%
Ratio of net investment income/(loss) to average net assets(4)	(0.10)%	9.29	%(2)
Portfolio turnover rate(6)	103.31%	76.17%

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

For the period ended April 30, 2014, net investment income per share reflects the receipt of a special dividend which amounted to $0.35 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (0.62)%.

(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived or recouped. If such fee waivers /recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

11

SIRIOS FOCUS FUND

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The Sirios Focus Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on December 20, 2013. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers Class A, Class C, Institutional Class and Retail Class Shares. As of October 31, 2014, Class A, Class C and Retail Class Shares have not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

12

SIRIOS FOCUS FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s assets carried at fair value:

	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$57,967,645	$57,967,645	$—	$—
Warrants	401,623	—	401,623	—
Short-Term Investments	7,769,289	3,772,293	3,996,996	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	83,671	—	83,671	—

Total Assets	$66,222,228	$61,739,938	$4,482,290	$—

13

SIRIOS FOCUS FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$(19,890)	$—	$ (19,890)	$—

Total Liabilities	$(19,890)	$—	$ (19,890)	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also require the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

14

SIRIOS FOCUS FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

For the six months ended October 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance un U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards

15

SIRIOS FOCUS FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For the six months ended October 31, 2014, the Fund’s average volume of forward foreign currency contracts is as follows:

Forward Foreign Currency Contracts - Payable (Value At Trade Date)	Forward Foreign Currency Contracts - Receivable (Value At Trade Date)
$(2,557,758)	$2,557,758

Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

16

SIRIOS FOCUS FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

2. Transactions with Affiliates and Related Parties

Sirios Capital Management, L.P. (“Sirios” or the “Adviser”) serves as the investment advisor to the Fund pursuant to an investment advisory agreement with the Trust (“Advisory Agreement”). For its services, the Adviser earns a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, exceed 1.50% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees approves its earlier termination. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2014, the amount of potential recovery is as follows:

Expiration

April 30, 2017

$3,006

As of October 31, 2014, investment advisory fees payable to the Adviser were $30,600. For the six months ended October 31, 2014, the Adviser recouped fees of $21,856 waived in prior periods.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets, subject to certain minimum monthly fees.
For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

17

SIRIOS FOCUS FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2014 was $3,562. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$58,796,301	$73,550,230

4. Capital Share Transactions

For the six months ended October 31, 2014 and the period ended April 30, 2014 transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period Ended April 30, 2014
	Shares	Value	Shares	Value
Sales	2,493,718	$26,050,000	9,654,929	$95,864,794
Redemptions	(4,409,649)	(45,350,000)	(1,529,146)	(15,199,709)

Net Increase (Decrease)	(1,915,931)	$(19,300,000)	8,125,783	$80,665,085

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial

18

SIRIOS FOCUS FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the period ended April 30, 2014, the Fund had no ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized (Depreciation)	Other Temporary Differences
$—	$1,942,932	$—	$(1,511,322)	$(8,069)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$62,148,798

Gross unrealized appreciation	$4,195,015
Gross unrealized depreciation	(205,256)

Net unrealized depreciation	$3,989,759

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the period ended April 30, 2014, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2014. For the period ended April 30, 2014, the Fund had no capital loss deferrals.

Accumulated capital losses represent net capital loss carryovers as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of April 30, 2014, the Fund did not have any capital loss carryforwards.

19

SIRIOS FOCUS FUND

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

SIRIOS FOCUS FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 640-5704 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Sirios Capital Management, L.P.

One International Place

Boston, MA 02110

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassat Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

SIRIOS FOCUS FUND

of

FundVantage Trust

Institutional Class Shares

SEMI-ANNUAL

REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the Sirios Focus Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Sirios Focus Fund.

SKYBRIDGE DIVIDEND VALUE FUND

Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

Dear Fellow Shareholder,

We are excited to have completed our first semi-annual period of fund operations.

The S&P 500® was up 8.22% for the six months between April 30th and October 31st. During the same time period, our SkyBridge Dividend Value Fund’s Class I shares (SKYIX) slightly underperformed its benchmark. Underweighting the financial and healthcare sectors hurt relative performance, while underweighting the materials and industrials sectors helped relative performance.

The top three performing companies over the time period were Intel Corporation (represented 4.10% of the fund’s portfolio as of 10/31/14), L Brands, Inc. (0.00%) and Dr. Pepper Snapple Group, Inc. (4.09%). The bottom three performing companies were Tupperware Brands Corporation (represented 2.43% of the fund’s portfolio as of 10/31/14), Mattel, Inc. (2.59%) and Coach, Inc. (2.24%).

The Fund invests primarily in dividend yielding equity securities for which there is no guarantee that a company will increase or continue to pay dividends over time. The Fund is subject to overall market risks which will cause its value to fluctuate over time as well as the Adviser’s ability to select securities to meet its objective.

Our rules-based process allows us to take a long view, and our strategy aims to outperform the S&P 500® over three year rolling time periods (net of fees and expenses). The repeatable investment process seeks to identify profitable, attractively valued securities with appealing dividends and favors long term gains.

We believe the current low interest rate environment generally favors equities over bonds, especially considering the tax advantages of equity dividends over bond income. As always, we thank you for your support.

Sincerely,

Brendan Voege

Portfolio Manager

Current and future portfolio holdings are subject to change and risk.

1

SKYBRIDGE DIVIDEND VALUE FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Total Returns for the Period Ended October 31, 2014†

	Six Months	Since Inception
Class A Shares (without sales charge)*	N/A	1.68%
Class A Shares (with sales charge)*	N/A	-4.17%
S&P 500® Index	N/A	5.28	%(a)
Class C Shares*	N/A	6.23%
S&P 500® Index	N/A	8.37	%(b)
Class I Shares**	4.25%	6.55%
S&P 500® Index	8.22%	9.41	%(c)

†	Not Annualized.

*	Class A Shares and Class C Shares of the SkyBridge Dividend Value Fund (the “Fund”) commenced operations on June 13, 2014 and October 17, 2014, respectively.

**	Class I Shares of the SkyBridge Dividend Value Fund (the “Fund”) commenced operations on April 7, 2014.

(a)	Benchmark performance is from inception date of Class A Shares of the Fund (June 13, 2014) only and is not the inception date of the benchmark itself.

(b)	Benchmark performance is from inception date of Class C Shares of the Fund (October 17, 2014) only and is not the inception date of the benchmark itself.

(c)	Benchmark performance is from inception date of Class I Shares of the Fund (April 7, 2014) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 919-6885.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.75%. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2014, are 2.32% and 1.25% for Class A Shares, 3.07% and 2.00% for Class C Shares and 2.07% and 1.00% for Class I Shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. SkyBridge Capital II, LLC (“SkyBridge” or the “Adviser”) has contractually agreed to reduce its management fee and/or reimburse certain expenses so as to limit expenses. The Expense Limitation (the “Expense Limitation”) will remain in place for three (3) years from the date of the Fund’s inception, unless the Board of Trustees approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

2

SKYBRIDGE DIVIDEND VALUE FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2014

(Unaudited)

All mutual fund investing involves risk, including possible loss of principal. The Fund is new, with limited operating history. Value investing involves the risk that the Fund’s investing in companies believed to be undervalued will not appreciate as anticipated.

The Fund intends to evaluate performance as compared to that of the S&P 500® Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is not possible to invest in an index.

3

SKYBRIDGE DIVIDEND VALUE FUND

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from May 1, 2014 through October 31, 2014 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

SKYBRIDGE DIVIDEND VALUE FUND

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

	SkyBridge Dividend Value
	Beginning Account Value	Ending Account Value October 31, 2014	Expenses Paid During Period*
Class A Shares†
Actual	$1,000.00	$1,016.80	$4.73
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36
Class C Shares††
Actual	$1,000.00	$1,062.30	$0.62
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16
Class I Shares
Actual	$1,000.00	$1,042.50	$5.15
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09

†	Class A Shares commenced operations on June 13, 2014.

††	Class C Shares commenced operations on October 17, 2014.

*

Expenses are equal to an annualized expense ratio for the period beginning June 13, 2014 and October 17, 2014, commencement of operations, to October 31, 2014 of 1.25% and 2.00% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (137 and 11, respectively), then divided by 365 to reflect the period. The Funds’ ending account values on the first line in the table are based on the actual total returns for a Fund since commencement of operations of 1.68% and 6.23% for Class A and Class C, respectively. Hypothetical expenses are as if the Funds had been in existence from May 1, 2014, and are equal to its annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365 to reflect the period. Expenses are equal to the Fund’s annualized expense ratio for the six-month period ended October 31, 2014 of 1.00% for Class I, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184) then divided by 365 days to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of 4.25%.

5

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Consumer Staples	27.6%	$9,726,358
Consumer Discretionary	19.7	6,945,570
Information Technology	16.9	5,935,154
Telecommunication Services	9.9	3,494,627
Energy	9.6	3,363,010
Industrials	6.5	2,274,650
Health Care	6.2	2,196,017
Short-Term Investment	0.4	125,951
Other Assets in Excess of Liabilities	3.2	1,134,507

NET ASSETS	100.0%	$35,195,844

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.4%
Consumer Discretionary — 19.7%
Coach, Inc.	22,211	$763,614
GameStop Corp., Class A	25,464	1,088,841
Mattel, Inc.	28,432	883,382
McDonald’s Corp.	11,255	1,054,931
Omnicom Group, Inc.	15,694	1,127,771
Six Flags Entertainment Corp.	29,685	1,196,305
Tupperware Brands Corp.	13,031	830,726

		6,945,570

Consumer Staples — 27.6%
Altria Group, Inc.	28,725	1,388,566
Coca-Cola Co. (The)	27,839	1,165,897
Dr Pepper Snapple Group, Inc.	20,137	1,394,487
Kellogg Co.	16,586	1,060,840
Kraft Foods Group, Inc.	18,659	1,051,435
Lorillard, Inc.	20,137	1,238,425
Philip Morris International, Inc.	13,031	1,159,889
Reynolds American, Inc.	20,137	1,266,819

		9,726,358

Energy — 9.6%
Chevron Corp.	9,182	1,101,381
CVR Energy, Inc.	23,989	1,165,386
PBF Energy, Inc., Class A	42,050	1,096,243

		3,363,010

Health Care — 6.2%
Merck & Co., Inc.	19,838	1,149,414
Pfizer, Inc.	34,945	1,046,603

		2,196,017

Industrials — 6.5%
General Electric Co.	42,050	1,085,310

	Number of Shares	Value

COMMON STOCKS — (Continued)
Industrials — (Continued)
RR Donnelley & Sons Co.	68,157	$1,189,340

		2,274,650

Information Technology — 16.9%
CA, Inc.	34,945	1,015,502
Cisco Systems, Inc.	47,678	1,166,681
Intel Corp.	41,165	1,400,022
Lexmark International, Inc., Class A	23,692	1,022,547
Symantec Corp.	53,602	1,330,402

		5,935,154

Telecommunication Services — 9.9%
AT&T, Inc.	30,501	1,062,655
Verizon Communications, Inc.	22,211	1,116,103
Windstream Holdings, Inc.	125,560	1,315,869

		3,494,627

TOTAL COMMON STOCKS (Cost $33,782,841)		33,935,386

The accompanying notes are an integral part of the financial statements.

7

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value

SHORT-TERM INVESTMENT — 0.4%
Money Market Fund — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.00%, (a)	125,951	$125,951

TOTAL SHORT-TERM INVESTMENT (Cost $125,951)		125,951

TOTAL INVESTMENTS - 96.8%
(Cost $33,908,792)		34,061,337
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%		1,134,507

NET ASSETS - 100.0%		$35,195,844

(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2014.

The accompanying notes are an integral part of the financial statements.

8

SKYBRIDGE DIVIDEND VALUE FUND

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets
Investments, at value (Cost $33,908,792)	$34,061,337
Cash	114
Receivable from Investment Adviser	13,641
Receivable for capital shares sold	1,111,019
Dividends and interest receivable	25,322
Prepaid expenses and other assets	47,675

Total assets	35,259,108

Liabilities
Payable for capital shares redeemed	848
Payable for administration and accounting fees	20,601
Payable for transfer agent fees	10,857
Payable for custodian fees	7,962
Payable for legal fees	7,607
Payable for audit fees	7,484
Accrued expenses	7,905

Total liabilities	63,264

Net Assets	$35,195,844

Net Assets Consisted of:
Capital stock, $0.01 par value	$33,301
Paid-in capital	34,868,324
Accumulated net investment income	12,797
Accumulated net realized gain from investments	128,877
Net unrealized appreciation on investments	152,545

Net Assets	$35,195,844

Class A:
Net asset value, offering and redemption price per share ($16,477,840 / 1,559,273 shares)	$10.57

Maximum offering price per share (100/94.25 of $10.57)	$11.21

Class C:
Net asset value, offering and redemption price per share ($245,125 / 23,199 shares)	$10.57

Class I:
Net asset value, offering and redemption price per share ($18,472,879 / 1,747,604 shares)	$10.57

The accompanying notes are an integral part of the financial statements.

9

SKYBRIDGE DIVIDEND VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

Investment Income
Dividends	$338,128
Interest	31

Total investment income	338,159

Expenses
Advisory fees (Note 2)	69,015
Administration and accounting fees (Note 2)	38,392
Printing and shareholder reporting fees	31,397
Transfer agent fees (Note 2)	24,493
Audit fees	15,597
Distribution fees (Class A) (Note 2)	14,793
Legal fees	13,901
Custodian fees (Note 2)	9,186
Registration and filing fees	6,895
Trustees’ and officers’ fees (Note 2)	6,614
Distribution fees (Class C) (Note 2)	21
Other expenses	3,752

Total expenses before waivers and reimbursements	234,056

Less: waivers and reimbursements (Note 2)	(127,213)

Net expenses after waivers and reimbursements	106,843

Net investment income	231,316

Net realized and unrealized gain from investments:
Net realized gain from investments	128,703
Net change in unrealized appreciation on investments	151,060

Net realized and unrealized gain on investments	279,763

Net increase in net assets resulting from operations	$511,079

The accompanying notes are an integral part of the financial statements.

10

SKYBRIDGE DIVIDEND VALUE FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Period Ended April 30, 2014*
Increase in net assets from operations:
Net investment income	$231,316	$31
Net realized gain from investments	128,703	174
Net change in unrealized appreciation from investments	151,060	1,485

Net increase in net assets resulting from operations	511,079	1,690

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(114,679)	—
Class I	(103,871)	—

Total net investment income	(218,550)	—

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	34,786,625	115,000

Total increase in net assets	35,079,154	116,690

Net assets
Beginning of period	116,690	—

End of period	$35,195,844	$116,690

Accumulated net investment income, end of period	$12,797	$31

*	The Fund commenced operations on April 7, 2014.

The accompanying notes are an integral part of the financial statements.

11

SKYBRIDGE DIVIDEND VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Period June 13, 2014* to October 31, 2014 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.47

Net investment income(1)	0.09
Net realized and unrealized gain on investments	0.08

Net increase in net assets resulting from operations	0.17

Dividends and distributions to shareholders from:
Net investment income	(0.07)

Net asset value, end of period	$10.57

Total investment return(2)	1.68%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$16,478
Ratio of expenses to average net assets	1.25	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.17	%(3)
Ratio of net investment income to average net assets	2.47	%(3)
Portfolio turnover rate	11.08	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

12

SKYBRIDGE DIVIDEND VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Period October 17, 2014* to October 31, 2014 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$9.95

Net investment loss(1)	(0.01)
Net realized and unrealized gain on investments	0.63

Net increase in net assets resulting from operations	0.62

Net asset value, end of period	$10.57

Total investment return(2)	6.23%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$245
Ratio of expenses to average net assets	2.00	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	3.86	%(3)
Ratio of net investment loss to average net assets	(2.00	)%(3)
Portfolio turnover rate	11.08	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total return does not reflect any applicable sales charge.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

SKYBRIDGE DIVIDEND VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period April 7, 2014* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$10.23		$10.00

Net investment income(1)	0.13		—	(2)
Net realized and unrealized gain on investments	0.29		0.23

Net increase in net assets resulting from operations	0.42		0.23

Dividends and distributions to shareholders from:
Net investment income	(0.08)		—

Net asset value, end of period	$10.57		$10.23

Total investment return(3)	4.25%		2.30%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$18,473		$117
Ratio of expenses to average net assets	1.00	%(4)	1.00	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	3.22	%(4)	646.65	%(4)
Ratio of net investment income to average net assets	2.59	%(4)	0.79	%(4)
Portfolio turnover rate	11.08	%(6)	1.98	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

14

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The SkyBridge Dividend Value Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on April 7, 2014. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the purchase of Class A Shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within eighteen months of purchase where: (i) $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the selling broker-dealer received a commission for such sale.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

15

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$33,935,386	$33,935,386	$—	$—
Short-Term Investment	125,951	125,951	—	—

Total Investments	$34,061,337	$34,061,337	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts

16

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid quarterly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers, are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of

17

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

SkyBridge Capital II, LLC (“SkyBridge” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its management fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding 12b-1 fees and any other expenses designated as being class-specific, as well as interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed (on an annual basis) 1.25% with respect to Class A shares, 2.00% with respect to Class C shares and 1.00% with respect to Class I shares of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place for three years from the date of the Fund’s inception, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2014, the amount of potential recovery was as follows:

Expiration
April 30, 2017	April 30, 2018
$25,454	$127,213

For the six months ended October 31, 2014, the investment adviser waived fees and reimbursed expenses of $69,015 and $58,198, respectively.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

18

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the average daily net assets of the Fund’s Class A and Class C Shares.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six-months ended October 31, 2014 was $1,581. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$35,571,156	$2,030,353

19

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

4. Capital Share Transactions

For the six months or period ended October 31, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period Ended April 30, 2014
	Shares	Amount	Shares	Amount
Class A Shares*
Sales	1,593,519	$16,696,488	—	$—
Reinvestments	11,079	114,718	—	—
Redemptions	(45,325)	(473,795)	—	—

Net increase	1,559,273	$16,337,411	—	$—

Class C Shares**
Sales	23,199	$238,765	—	$—

Net increase	23,199	$238,765	—	$—

Class I Shares
Sales	1,745,049	$18,303,075	11,412	$115,000
Reinvestments	10,177	105,131	—	—
Redemptions	(19,034)	(197,757)	—	—

Net increase	1,736,192	$18,210,449	11,412	$115,000

Total Net Increase	3,318,664	$34,786,625	11,412	$115,000

*	Class A Shares commenced operations on June 13, 2014.
**	Class C Shares commenced operations on October 17, 2014.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the period ended April 30, 2014, no distributions were paid by the Fund.

20

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation
$ —	$205	$—	$1,485

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation/(depreciation) of securities held by the Fund were as follows:

Federal tax cost	$33,908,792

Gross unrealized appreciation	$938,051
Gross unrealized depreciation	(785,506)

Net unrealized appreciation	$152,545

Pursuant to the federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the period ended April 30, 2014, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2014. For the period ended April 30, 2014, the Fund had no short-term capital loss deferrals and no long-term capital loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of April 30, 2014, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

SKYBRIDGE DIVIDEND VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 919-6885 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

22

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

SkyBridge Capital II, LLC

527 Madison Avenue, 16th Floor

New York, New York 10022

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

SkyBridge Dividend

Value Fund

of

FundVantage Trust

Class A Shares

Class C Shares

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the SkyBridge Dividend Value Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the SkyBridge Dividend Value Fund.

WHV INTERNATIONAL EQUITY FUND

Semi-Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

Dear WHV International Equity Fund Shareholder,

Market Overview

Global markets were mixed during the six months from May 1, 2014 to October 31, 2014 (“the fiscal period”) with the S&P 500 Index® posting a gain for the fiscal period while the benchmark MSCI EAFE (Gross) Index, which is highly exposed to Japan and the eurozone, closed the fiscal period with a notable -4.63% loss. This growing divergence of global developed markets was mirrored accordingly in the WHV International Equity Fund: our holdings that were most exposed to the strong North American economy — notably Canadian Pacific Railway, Canadian National Railway Company and Novartis — outperformed despite little company-specific news flow during the quarter; and those in the energy sector most affected by the falling price of oil such as Weatherford International, Nabors Industries and Core Laboratories underperformed.

During the fiscal period, disappointing economic growth in the eurozone and China placed downward pressure on our economically sensitive investments. Expectations for global growth were downgraded as the period progressed, which negatively impacted our stocks in the energy and materials sectors. The International Monetary Fund’s (IMF) forecast for the world’s real GDP growth rate for 2014 was reduced from 3.6% to 3.3%1, which would only be equal to 2013’s tepid growth rate. An acceleration in global growth appears to be delayed a year as the IMF now expects global growth to rise to 3.8%1 in 2015. We believe that the markets would be expected to resume their focus on WHV’s preferred sectors of energy, materials and industrials once positive growth momentum resumes. Despite the weak six-month period, the WHV International Equity Fund still generated a small positive return for the nine months ending September 30, 2014 compared to a small loss for the benchmark index.

Eurozone growth rate estimates for 2014 deteriorated from 1.2% to only 0.8%1 as the region continued to be negatively impacted by structural and deflationary forces, which have been deleterious to consumer and business confidence. Lackluster job creation and negligible inflation has discouraged consumer spending and business investment in the region. In our view, the European Central Bank’s (ECB) monetary policies are still not sufficiently stimulative to allow the eurozone to both reduce its unemployment rate from 11.5%2 into the single digits and to push its inflation rate significantly above 0.5%3. However, ECB President Mario Draghi has stated that more aggressive monetary accommodation could be implemented if the financial and economic health of the eurozone deteriorates further.

The eurozone’s sluggish growth has been compounded by the turmoil in neighboring Ukraine. The instability instigated by pro-Russian separatists in eastern Ukraine has compelled the United States and Europe to institute multiple rounds of economic sanctions on Russia, a major trading partner of the eurozone. The sanctions will likely have the intended effect of reducing exports from the eurozone to Russia as they will likely cause a lower Russian growth rate and thus, potentially, lower import requirements. The eurozone also relies on Russia for a substantial percentage of its oil and gas supplies, and a potential risk is that Russia retaliates against the West by either curtailing energy exports or raising prices to the eurozone, which would increase Europe’s fuel costs.

China also weighed on global growth during the fiscal period. In March, China’s Premier Li boldly forecasted that his country would grow 7.5% in 2014 and, so far, the government’s micromanagement of their economy with small stimulus programs has brought the country close to that growth target. China’s real GDP growth for the second quarter ticked up to 7.5% compared to 7.4% for the first quarter4, more than double the growth rate for the rest of the world. However, some economists are concerned that China’s growth rate gradually slipped during the third

1

WHV INTERNATIONAL EQUITY FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2014

(Unaudited)

quarter as its policymakers engaged in monetary and fiscal policies to rebalance the economy towards consumption and away from industrial production while simultaneously attempting to deleverage the public and private sectors.

We would expect China’s policymakers to engage in additional mini-stimulus programs if its growth rate slips below 7% during the 2014 to 2015 period — as they have historically — as we believe history has shown that higher unemployment could lead to social instability and threaten the state. The Communist Party of China has witnessed how mass social unrest can develop quickly into full-scale revolution that can then overthrow unpopular regimes: examples include Eastern Europe (1989), Soviet Union (1991), Egypt (2011), Libya (2011), Tunisia (2011) and Ukraine (2014). China has the potential financial firepower to cushion shortfalls in economic growth and job creation if it were to deploy part of its massive foreign exchange reserves of $4 trillion to support its economy. We believe the financial strength of a nation may be expressed in the value of its currency, and China’s currency has been one of the strongest in the world.

Finally, there was the drop in the price of oil. North Sea Brent crude oil prices fell during the fiscal period as the Islamic terrorist group ISIS’ invasion into oil-rich Iraq was halted by a U.S.-Arab coalition in Iraq and Syria. In addition, the conflict between the Ukrainian government and Russian-supported separatists in eastern Ukraine has evolved into an uneasy stalemate with periodic ceasefires interrupted by violence. Market participants pushed oil prices up during the second quarter with the expectation that oil production in Iraq and/or Russia would be threatened, and then they liquidated long oil positions in the third quarter as major oil production curtailments appeared highly unlikely over the short-term. However, heightened security risks, economic sanctions and the potential for energy resource nationalization may motivate Western energy companies to deploy fewer investment funds to Iraq and Russia, which would reduce the oil production growth profile for both countries and tighten the longer term supply/demand balance for oil. In our view, the instability in Syria, Iraq, Ukraine and Russia could continue for an indefinite period and support a geopolitical risk premium for the crude oil markets and energy equities.

In summary, events in the eurozone and China appeared to lead a deceleration of global growth during the fiscal period, which appeared to act as a headwind for WHV’s economically sensitive investments. We would expect the ECB to launch more aggressive monetary easing programs to strengthen the eurozone’s weak banking system and stimulate both economic growth and moderate inflation as its unemployment rate has only improved marginally from its Great Recession peak. While China’s policymakers have stated that they will not engage in any major new stimulus policies, additional mini-stimulus actions would be expected if the country’s growth rate falls significantly short of its announced growth targets since the Communist Party of China’s primary goal is social stability. Such a potential acceleration in the rate of global growth in 2015 would tend to favor WHV’s energy, materials and industrials investments, and the WHV International Equity Fund.

Performance Review

During the fiscal period May 1, 2014 to October 31, 2014, the WHV International Equity Fund posted a loss of -5.78% (Class I shares), -5.88% (Class A shares at net asset value) and -11.28% (Class A shares with maximum 5.75% load) versus the -4.63% return of the of the benchmark MSCI EAFE Index (Gross) Index during the same period.

2

WHV INTERNATIONAL EQUITY FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2014

(Unaudited)

WHV International Equity Fund Top Contributors and Detractors5

Largest Contributors	Average Weight (%)	Contribution (%)
Canadian Pacific Railway, Ltd.	7.43	1.97
Canadian National Railway, Co.	5.04	0.87
NovartisAG	3.23	0.19
Ingersoll-Rand PLC	2.56	0.18
Brookfield Asset Management, Inc.	1.09	0.18

Largest Detractors	Average Weight (%)	Contribution (%)
Weatherford International PLC	5.70	(1.29)
Nabors Industries Ltd.	3.71	(1.13)
Core Laboratories NV	3.17	(0.92)
BHP Billiton, Ltd.	4.51	(0.64)
Canadian Natural Resources, Ltd.	4.06	(0.60)

Strong stock selection within the underperforming industrials sector contributed to the Fund’s relative performance during the fiscal period. Positive stock selection effect within the sector was primarily driven by our two railroad holdings — Canadian Pacific Railway and Canadian National Railway Company — as they continued their long streak of superior performance driven by continually improving company-specific factors and their leverage to the North American economic recovery.

Energy was the worst performing sector, with the Fund’s heavy overweight to this underperforming sector weighing heavily on relative performance. In addition to the falling oil prices seen in the third quarter that negatively affected portfolio holdings like Weatherford International plc and Nabors Industries, the downward pressure this has placed on day rates caused our drillers to underperform, as well.

Additionally, our overweight to the underperforming materials sector coupled with poor performance by key holdings, including Vale and BHP Billiton, detracted from relative portfolio performance. Our metals and mining holdings have been under pressure during the fiscal period due to fears about the weakening strength of iron ore demand growth in China. However, demand remains strong and we believe that our iron ore producers — Vale, BHP Billiton and Rio Tinto — will fare well during the current lower price environment as we find them to be among the lowest cost, highest quality producers of iron ore in the world.

Outlook

Our top-down investment style overweights what we believe to be the most attractive global economic sectors and underweights what we believe to be the least attractive sectors. The sector strategy is based on identifying investment supercycle growth trends projected over the long term.

One of the key pillars of our current positioning is our belief that the world will continue to struggle to fulfill its ever-growing demand for oil. This may surprise some who have read about the significant increase in oil production in the United States over the past five years due to horizontal drilling and fracking technology unlocking shale oil reserves. While

3

WHV INTERNATIONAL EQUITY FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2014

(Unaudited)

we acknowledge that this is an exciting development, and one which we have monitored closely, oil markets are global and therefore one must consider the global supply and demand picture when forecasting oil price direction.

We find that despite the U.S. shale oil revolution, the global oil supply picture remains constrained. Whether for political or geological reasons, the path towards oil exploration and production outside of the U.S. remains challenging and increasingly expensive. This year’s conflict between Ukraine and Russia has garnered the most energy-related headlines, but the past year has also seen curtailed production in Libya, Iran, Iraq, Nigeria, Venezuela and South Sudan.

The Fund’s underperformance during the last six months was driven by energy as weak global demand and strong production outweighed the concerns about the impact of unrest in Iraq and tensions between Russia and the West on global oil supply.

WHV believes that the current oil price weakness is not sustainable as it threatens future supply growth. It is possible that oil prices may remain weaker than we have seen in recent years due to weak demand out of Europe and China coupled with the strong U.S. dollar. However, we expect that the strong long-term fundamentals of the global oil supply and demand picture — namely, challenging and increasingly expensive supply clashing with demand growth driven by the emerging markets — will eventually reassert themselves. We believe the portfolio is positioned to benefit from this secular trend through our positions in oil services companies and select oil producers.

We thank you for your investment in the Fund and for your continued support of our firm.

WHV Investments, Inc.

1Source: International Monetary Fund. Data as of April 7, 2014 and October 7, 2014.

2Source: Eurostat. Data as of September 30, 2014.

3Source: Morgan Stanley. Data as of September 30, 2014.

4Source: National Bureau of Statistics-China. Data as of September 30, 2014.

5The holdings identified above may not be representative of the Fund’s current or future investments and are subject to risk. Holdings are provided for informational purposes only and should not be construed as a recommendation to buy or sell the securities mentioned. Financial professionals, please contact the WHV Sales Support team at (855) 417-8474; direct investors, please call (888) 948-4685; to obtain the methodology for calculating the top and bottom performance contribution holdings, and a list showing every holding’s contribution to the overall Fund’s performance during the quarter. Past performance does not guarantee future results.

4

WHV INTERNATIONAL EQUITY FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2014
	6 Months†	1 Year	3 Years	5 Years	Since Inception
Class A Shares (without sales charge)*	-5.88%	0.38%	6.44%	6.14%	7.55%
Class A Shares (with sales charge)*	-11.28%	-5.39%	4.36%	4.89%	6.34%
Class I Shares**	-5.78%	0.61%	6.71%	6.40%	14.90%
MSCI EAFE Index (Gross)	-4.63%	-0.19%	10.17%	6.99%	8.24	%***
MSCI EAFE Index (Gross)	-4.63%	-0.19%	10.17%	6.99%	10.67	%****

†	Not Annualized.
*	Class A Shares of the WHV International Equity Fund (the “Fund”) commenced operations on July 31, 2009.
**	Class I Shares of the Fund commenced operations on December 19, 2008.
***	Benchmark performance is from the inception date of Class A Shares of the Fund (July 31, 2009) only and is not the inception date of the benchmark itself.
****	Benchmark performance is from the inception date of Class I Shares of the Fund (December 19, 2008) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.75% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 1.45% and 1.49%, respectively, for Class A Shares and 1.20% and 1.24%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2014, and may differ from the actual expenses incurred by the Fund for the period covered by this report. WHV Investments, Inc. (the “Adviser”), formerly WHV Investment Management, Inc. has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2016 unless the Board of Trustees approves its earlier termination. The Advisor is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period up to three years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed, or been higher had such fees and expenses not been recouped.

The Fund evaluates its performance as compared to that of the MSCI EAFE® Index (Europe, Australasia, Far East), which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of October 31, 2014, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. It is impossible to invest directly in an index.

5

WHV INTERNATIONAL EQUITY FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2014

(Unaudited)

All mutual fund investing involves risk, including possible loss of principal. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

6

WHV INTERNATIONAL EQUITY FUND

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2014 through October 31, 2014 for the Fund, and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

WHV INTERNATIONAL EQUITY FUND

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

	WHV International Equity Fund
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$941.20	$7.09
Hypothetical (5% return before expenses)	1,000.00	1,017.90	7.37
Class I Shares
Actual	$1,000.00	$942.20	$5.87
Hypothetical (5% return before expenses)	1,000.00	1,019.16	6.11

*Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2014 of 1.45% and 1.20% for Class A and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of (5.88%) and (5.78%) for Class A and Class I Shares, respectively.

8

WHV INTERNATIONAL EQUITY FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Energy Equipment & Services	24.1%	$98,774,188
Road & Rail	13.3	54,681,463
Metals & Mining	10.7	43,961,762
Oil, Gas & Consumable Fuels	9.2	37,650,958
Chemicals	7.7	31,575,910
Food Products	6.4	26,184,311
Beverages	3.6	14,763,945
Pharmaceuticals	3.4	13,774,197
Tobacco	2.9	11,791,503
Machinery	2.7	11,057,440
Electrical Equipment	2.6	10,590,602
Real Estate Management & Development	1.2	4,912,181
Insurance	1.2	4,895,230
Building Products	0.8	3,124,877
Capital Markets	0.2	1,026,028
Trading Companies & Distributors	0.1	563,319
Other Assets in Excess of Liabilities	9.9	40,753,761

NET ASSETS	100.0%	$410,081,675

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

9

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 90.1%
Australia — 4.2%
BHP Billiton, Ltd., SP ADR	289,555	$17,211,149

Bermuda — 4.6%
Bunge, Ltd.	27,765	2,461,367
Nabors Industries Ltd.	749,332	13,375,576
PartnerRe Ltd.	26,155	3,025,872

		18,862,815

Brazil — 1.9%
Vale SA, SP ADR	772,320	7,792,709

Canada — 29.4%
Agrium, Inc.	100,265	9,807,922
Brookfield Asset Management, Inc., Class A	100,310	4,912,181
Canadian National Railway Co.	312,040	22,023,783
Canadian Natural Resources, Ltd.	521,000	18,172,480
Canadian Pacific Railway, Ltd.	157,250	32,657,680
Ensign Energy Services, Inc.	44,810	504,113
Finning International, Inc.	21,775	563,319
Manulife Financial Corp.	45,730	867,498
Potash Corp. of Saskatchewan, Inc.	286,680	9,795,856
Suncor Energy, Inc.	538,195	19,127,450
Talisman Energy, Inc.	55,020	351,028
Teck Resources, Ltd., Class B	111,925	1,766,176

		120,549,486

Curacao — 5.4%
Schlumberger, Ltd.	222,770	21,978,488

	Number of Shares	Value

COMMON STOCKS — (Continued)
France — 0.2%
AXA SA, SP ADR	43,165	$1,001,860

Germany — 2.4%
BASF SE, SP ADR	109,830	9,689,203

Ireland — 10.5%
Allegion PLC	58,860	3,124,877
Eaton Corp. PLC	154,856	10,590,602
Ingersoll-Rand PLC	176,580	11,057,440
Weatherford International PLC*	1,105,310	18,149,190

		42,922,109

Luxembourg — 4.4%
Tenaris SA, ADR	452,620	17,941,857

Netherlands — 4.6%
Core Laboratories NV	84,300	11,762,379
Unilever NV, New York Registry Shares	188,275	7,291,891

		19,054,270

Norway — 0.2%
Yara International ASA, ADR	16,160	742,229

Switzerland — 8.0%
Nestle SA, SP ADR	224,070	16,431,053
Novartis AG, ADR	148,605	13,774,197
Syngenta AG, ADR	24,850	1,540,700
UBS AG, Registered Shares	59,035	1,026,028

		32,771,978

United Kingdom — 14.3%
British American Tobacco PLC, SP ADR	103,835	11,791,503
Diageo PLC, SP ADR	125,150	14,763,945
Ensco PLC, Class A	124,800	5,065,632

The accompanying notes are an integral part of the financial statements.

10

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Noble Corp. PLC	443,455	$9,277,079
Paragon Offshore PLC*	147,818	719,874
Rio Tinto PLC, SP ADR	358,385	17,191,728

		58,809,761

TOTAL COMMON STOCKS (Cost $311,004,232)		369,327,914

TOTAL INVESTMENTS - 90.1% (Cost $311,004,232)		369,327,914
OTHER ASSETS IN EXCESS OF LIABILITIES - 9.9%		40,753,761

NET ASSETS - 100.0%		$410,081,675

*	Non-income producing.

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

11

WHV INTERNATIONAL EQUITY FUND

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets
Investments, at value (Cost $311,004,232 )	$369,327,914
Cash	39,921,738
Receivable for capital shares sold	1,154,567
Dividends and interest receivable	699,606
Prepaid expenses and other assets	34,327

Total assets	411,138,152

Liabilities
Payable for capital shares redeemed	524,287
Payable to Investment Adviser	337,164
Payable for administration and accounting fees	78,004
Payable for transfer agent fees	57,954
Payable for custodian fees	22,256
Accrued expenses	36,812

Total liabilities	1,056,477

Net Assets	$410,081,675

Net Assets Consist of:
Capital stock, $0.01 par value	$185,001
Paid-in capital	354,864,997
Accumulated net investment income	4,044,579
Accumulated net realized loss from investments	(7,336,584)
Net unrealized appreciation on investments	58,323,682

Net Assets	$410,081,675

Class A:
Net asset value, offering and redemption price per share ($37,307,166 / 1,688,213 shares)	$22.10

Maximum offering price per share (100/94.25 of $22.10)	$23.45

Class I:
Net asset value, offering and redemption price per share ($372,774,509 / 16,811,893 shares)	$22.17

The accompanying notes are an integral part of the financial statements.

12

WHV INTERNATIONAL EQUITY FUND

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

Investment Income
Dividends	$4,285,153
Less: foreign taxes withheld	(358,722)
Interest	1,677

Total investment income	3,928,108

Expenses
Advisory fees (Note 2)	2,091,856
Administration and accounting fees (Note 2)	169,355
Transfer agent fees (Note 2)	72,071
Distribution fees (Class A) (Note 2)	55,144
Professional fees	51,832
Registration and filing fees	38,271
Printing and shareholder reporting fees	25,586
Custodian fees (Note 2)	19,136
Trustees’ and officers’ fees (Note 2)	17,671
Other expenses	21,434

Total expenses	2,562,356

Net investment income	1,365,752

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	689,190
Net change in unrealized depreciation on investments	(27,185,313)

Net realized and unrealized loss on investments	(26,496,123)

Net decrease in net assets resulting from operations	$(25,130,371)

The accompanying notes are an integral part of the financial statements.

13

WHV INTERNATIONAL EQUITY FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014
Increase/(Decrease) in net assets from operations:
Net investment income	$1,365,752	$3,334,404
Net realized gain/(loss) from investments	689,190	(4,825,882)
Net change in unrealized appreciation/(depreciation) from investments	(27,185,313)	54,473,145

Net increase/(decrease) in net assets resulting from operations	(25,130,371)	52,981,667

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(182,009)
Class I	—	(2,162,359)

Total net investment income	—	(2,344,368)

Net realized capital gains:
Class A	—	(56,591)
Class I	—	(393,693)

Total net realized capital gains	—	(450,284)

Net decrease in net assets from dividends and distributions to shareholders	—	(2,794,652)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	40,986,051	(29,597,932)

Total increase in net assets	15,855,680	20,589,083

Net assets
Beginning of period	394,225,995	373,636,912

End of period	$410,081,675	$394,225,995

Accumulated net investment income, end of period	$4,044,579	$2,678,827

The accompanying notes are an integral part of the financial statements.

14

WHV INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Period July 31, 2009* to April 30, 2010
Per Share Operating Performance
Net asset value, beginning of period	$23.48		$20.54	$19.30	$22.42	$17.97	$15.22

Net investment income(1)	0.05		0.14	0.05	0.10	0.01	0.05
Net realized and unrealized gain/(loss) on investments	(1.43)		2.92	1.22	(3.20)	4.44	2.70

Net increase/(decrease) in net assets resulting from operations	(1.38)		3.06	1.27	(3.10)	4.45	2.75

Dividends and distributions to shareholders from:
Net investment income	—		(0.09)	(0.03)	(0.03)	—	—
Net realized gains	—		(0.03)	—	—	(0.01)	—	(2)

Total dividends and distributions to shareholders	—		(0.12)	(0.03)	(0.03)	(0.01)	—

Redemption fees	—	(2)	— (2)	— (2)	0.01	0.01	—	(2)

Net asset value, end of period	$22.10		$23.48	$20.54	$19.30	$22.42	$17.97

Total investment return(3)	(5.88)%		14.90%	6.61%	(13.75)%	24.83%	18.07%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$37,307		$46,435	$53,447	$58,360	$56,113	$14,349
Ratio of expenses to average net assets	1.45	%(4)	1.49%	1.50%	1.50%	1.50%	1.50	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment, if any(5)	1.45	%(4)	1.45%	1.46%	1.51%	1.57%	2.32	%(4)
Ratio of net investment income to average net assets	0.43	%(4)	0.67%	0.27%	0.51%	0.05%	0.37	%(4)
Portfolio turnover rate	1.89	%(6)	5.65%	5.21%	7.48%	2.20%	30.18	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

15

WHV INTERNATIONAL EQUITY FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010
Per Share Operating Performance
Net asset value, beginning of period	$23.53		$20.59	$19.35	$22.47	$17.99	$12.44

Net investment income(1)	0.08		0.20	0.11	0.15	0.05	0.12
Net realized and unrealized gain/(loss) on investments	(1.44)		2.92	1.22	(3.21)	4.45	5.43

Net increase/(decrease) in net assets resulting from operations	(1.36)		3.12	1.33	(3.06)	4.50	5.55

Dividends and distributions to shareholders from:
Net investment income	—		(0.15)	(0.09)	(0.07)	(0.02)	— (2)
Net realized gains	—		(0.03)	—	—	(0.01)	— (2)

Total dividends and distributions to shareholders	—		(0.18)	(0.09)	(0.07)	(0.03)	—

Redemption fees	—	(2)	— (2)	— (2)	0.01	0.01	— (2)

Net asset value, end of period	$22.17		$23.53	$20.59	$19.35	$22.47	$17.99

Total investment return(3)	(5.78)%		15.18%	6.88%	(13.51)%	25.12%	44.62%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$372,775		$347,791	$320,190	$256,268	$193,361	$64,538
Ratio of expenses to average net assets	1.20	%(4)	1.24%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment, if any(5)	1.20	%(4)	1.20%	1.21%	1.27%	1.32%	2.50%
Ratio of net investment income to average net assets	0.68	%(4)	0.92%	0.58%	0.77%	0.24%	0.68%
Portfolio turnover rate	1.89	%(6)	5.65%	5.21%	7.48%	2.20%	30.18%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

16

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The WHV International Equity Fund ( The “Fund” ) is a diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on December 19, 2008. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $1 million or more of Class A Shares of each Fund (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $1 million or more where the selling broker-dealer did not receive a commission. As of October 31, 2014, Class C shares had not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost which approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investments, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or

17

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$369,327,914	$369,327,914	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund

18

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

19

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility

20

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

2. Transactions with Affiliates and Related Parties

WHV serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) of the Fund’s average daily net assets. The Expense Limitation will remain in place until August 31, 2016 for the Fund, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Hirayama Investments, LLC (“Hirayama“or the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Sub-Adviser provides certain services pursuant to a sub-advisory agreement among WHV, the Sub-Adviser and the Trust, on behalf of the Fund. Sub-Advisory fees are paid by WHV, not the Fund.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors LLC (“the Underwriter”) provides principal underwriting services to the Fund.

21

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2014, was $17,795. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2014, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$22,058,641	$7,296,656

22

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2014 and the year ended April 30, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Year Ended April 30, 2014
	Shares	Amount	Shares	Amount
Class A Shares
Sales	155,491	$3,649,761	341,811	$7,288,685
Reinvestments	—	—	9,037	196,184
Redemption Fees	—	270	—	6,575
Redemptions	(445,048)	(10,642,164)	(975,418)	(20,807,890)

Net decrease	(289,557)	$(6,992,133)	(624,570)	$(13,316,446)

Class I Shares
Sales	4,199,996	$98,444,735	3,918,915	$84,363,542
Reinvestments	—	—	81,219	1,765,693
Redemption Fees	—	2,193	—	44,529
Redemptions	(2,170,335)	(50,468,744)	(4,771,179)	(102,455,250)

Net increase/(decrease)	2,029,661	$47,978,184	(771,045)	$(16,281,486)

Total net increase/(decrease)	1,740,104	$40,986,051	(1,395,615)	$(29,597,932)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2014, the tax characters of distributions paid by the Fund was $2,344,381 of ordinary income dividends and $450,271 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

23

WHV INTERNATIONAL EQUITY FUND

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
$(4,178,165)	$2,678,827	$—	$82,531,944	$(870,558)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$311,004,232

Gross unrealized appreciation	$86,695,335
Gross unrealized depreciation	(28,371,653)

Net unrealized appreciation	$58,323,682

Accumulated capital losses represent net capital loss carryovers as of April 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), each Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of April 30, 2014, the Fund’s post-enactment capital loss carryforward of $4,178,165, of which $49,255 were short-term losses, $4,128,910 are long-term losses, and all have an unlimited period of capital loss carryforward.

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

24

WHV INTERNATIONAL EQUITY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 948-4685 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory and Sub-Advisory Agreements

At an in-person meeting held on September 22-23, 2014 (the “Meeting”), the Board of Trustees (“Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved (a) the continuation of the advisory agreement (the “Agreement”) between the Trust, on behalf of the WHV International Equity Fund (the “Fund”), and WHV Investments, Inc. (“WHV” or the “Adviser”); and (b) the continuation of the sub-advisory agreement (the “Sub-advisory Agreement” and together with the Agreement, the “Agreements”) among WHV, Hirayama Investments, LLC (“Hirayama” or “Sub-Adviser”) and the Trust, on behalf of the Fund. In determining whether to approve the Agreements, the Trustees considered information provided by WHV and Hirayama in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that WHV and Hirayama each provided regarding (i) the services performed for the Fund, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser and Sub-Adviser, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between the Fund and other clients (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on WHV’s or Hirayama’s ability to service the Fund, and (x) compliance with investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements. WHV and Hirayama also provided their respective Form ADVs for the Trustees’ review and consideration. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as

25

WHV INTERNATIONAL EQUITY FUND

Other Information (Continued)

(Unaudited)

the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreements.

Representatives from WHV and Hirayama attended the Meeting both in person and via teleconference and discussed the firms’ histories, performance and investment strategies in connection with the proposed continuation of the Agreements and answered questions from the Board.

The Trustees considered the investment performance for the Fund, the Adviser and Sub-Adviser. The Trustees reviewed relevant peer comparative rankings and historical performance charts which showed the performance for the Fund’s Class A and Institutional Class shares for the year to date, one year, two year, three year and since inception periods ended June 30, 2014 as compared to (i) the Lipper International Large-Cap Growth Fund category, the Fund’s applicable Lipper peer group, and (ii) the MSCI EAFE Index (Net Dividends). The Trustees noted that the Fund’s Class A shares and Institutional Class shares outperformed the Lipper International Large-Cap Growth Fund category for the year to date, one year, two year and since inception periods ended June 30, 2014, and underperformed for the three year period. They further noted that the Fund outperformed the MSCI EAFE Index (Net Dividends) for the year to date, one year and since inception periods ended June 30, 2014, and underperformed for the two year and three year periods. The Trustees also received performance information for the Fund’s Institutional Class shares for the one year, three year, five year and since inception periods ended June 30, 2014 as compared to (i) the Adviser’s comparable separate account composite, (ii) a comparable Adviser-managed fund, (iii) the MSCI EAFE Index (Gross) and (iv) the median rate of return for the Morningstar Foreign Large Growth – Institutional category. The Trustees noted that the Fund’s Institutional Class shares outperformed the MSCI EAFE Index (Gross) for the one year, five year and since inception periods ended June 30, 2014, and underperformed for the three year period. The Trustees also noted that the Fund’s Institutional Class shares also outperformed the median rate of return for the Morningstar Foreign Large Growth –Institutional category for the year ended June 30, 2014, and underperformed on a three and five year basis. The Trustees considered the short term and long term performance of the Fund, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year. They concluded that the performance the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

WHV and Hirayama provided information regarding the advisory fees and an analysis of these fees in relation to the services provided to the Fund and any other ancillary benefit resulting from the Adviser’s and Sub-Adviser’s relationship with the Fund. The Trustees also reviewed information regarding the fees the Adviser and Sub-Adviser charge to other clients and evaluated explanations provided by the Adviser and Sub-Adviser as to differences in fees charged to the Fund and other similarly managed accounts.

26

WHV INTERNATIONAL EQUITY FUND

Other Information (Continued)

(Unaudited)

The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus other similarly managed funds. The Trustees noted that net total expense ratio and gross advisory fee for the Fund’s Class A shares were in line with and slightly higher than, respectively, the median of the net expenses and gross advisory fee of the universe of funds with a similar share class in the Lipper International Large-Cap Growth Fund with $500 million or less in assets. They further noted that the net total expense ratio and gross advisory fee for the Fund’s Institutional Class shares were both higher than the median of the net expenses and gross advisory fee of the respective universe of funds with a similar share class in Lipper International Large-Cap Growth Fund category with $500 million or less in assets. The Trustees concluded that the advisory and sub-advisory fees and services provided by WHV and Hirayama, respectively, are consistent with those of other advisers or sub-advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting.

The Board considered the level and depth of knowledge of WHV and Hirayama, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by WHV and Hirayama, the Board took into account its familiarity with WHV and Hirayama’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account WHV’s and Hirayama’s compliance policies and procedures and reports regarding WHV’s and Hirayama’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Fund by WHV and Hirayama and concluded that the nature, extent and quality of the services provided by WHV and Hirayama were appropriate and consistent with the terms of the Agreements, that the quality of the services appeared to be consistent with industry norms and that the Fund is likely to benefit from the retention of those services. They also concluded that WHV and Hirayama have sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and demonstrated their ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by WHV and Hirayama, the compensation and benefits received by WHV and Hirayama in providing services to the Fund and WHV’s and Hirayama’s profitability. The Trustees were provided with WHV’s most recent audited financial statements and Hirayama’s balance sheet. The Trustees noted that WHV’s and Hirayama’s levels of profitability are appropriate factors to consider, and the Trustees should be satisfied that WHV’s and Hirayama’s profits are sufficient to continue as a healthy concern generally and as investment advisers of the Fund specifically. The Trustees noted that the sub-advisory fees under the Sub-advisory Agreement with respect to the Fund were paid by the Adviser out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser. The Trustees concluded that WHV’s and Hirayama’s fees derived from their relationship with the Trust, in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the Fund.

27

WHV INTERNATIONAL EQUITY FUND

Other Information (Concluded)

(Unaudited)

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders, but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the continuation of the Agreement between the Trust and WHV and the Sub-advisory Agreement between WHV and Hirayama, the Board considered all factors it deemed relevant and the information presented to the Board by WHV and Hirayama. In arriving at its decision, the Trustees did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreements would be in the best interest of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of each Agreement for an additional one year period.

28

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Investment Adviser

WHV Investments, Inc.

301 Battery Street

Suite 400

San Francisco, CA 94111-3203

Sub-Adviser

Hirayama Investments, LLC

301 Battery Street

Suite 400

San Francisco, CA 94111-3203

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

WHV INTERNATIONAL

EQUITY FUND

of

FundVantage Trust

Class A Shares

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the WHV International Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the WHV International Equity Fund.

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Semi-Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

Dear WHV/Seizert Small Cap Value Equity Fund Shareholder,

Market Review

For the fiscal period beginning May 1, 2014 and ending October 31, 2014 (“the fiscal period”), the markets proved only modestly volatile across most asset classes. Following a positive second quarter, however, the third quarter and remainder of the fiscal period brought challenges for small cap stocks. While the Fund’s benchmark, the Russell 2000® Value Index returned 2.78% during the fiscal period, the WHV/Seizert Small Cap Value Equity Fund’s Class I Shares (“the Fund”) returned -5.25%.

The markets wrestled with the uncertainty created by geopolitical events in Russia and the Middle East during May, while concerns about the ISIS/ISIL uprising in Iraq led to further rotations within the markets in June. Compounding these issues were incoming earnings reports, offering insight into the sustainability of some companies’ growth as well as concerns about other areas in the market. Investors vacillated between growth, positive estimate revisions, earnings momentum and measures of value such as high earnings quality and traditional value metrics.

The remainder of the fiscal period left investors weighing the growing strength in the U.S. economy against the geopolitical instability in Iraq and Ukraine. Additionally, unemployment rates continued to show modest improvement as many part-time employees continued to enter the full-time job market. In all, the majority of the fiscal period was dominated by a focus on earnings and price momentum and a bias against smaller capitalization companies.

Strategy and Performance Review

In the management of the Fund, Seizert employs a team approach and multi-step, bottom-up investment process focused on identifying companies believed to be significantly undervalued compared to their intrinsic value. The Fund seeks to achieve long-term capital appreciation by investing at least 80% of portfolio assets in companies with small market capitalization that are believed to be trading below their perceived value.

For the fiscal period, the Fund posted a loss of -5.25% (Class I shares), -5.35% (Class A shares at net asset value) and -10.77% (Class A shares with 5.75% maximum load) versus a 2.78% return for the Russell 2000® Value Index during the same period.

Relative performance of the Fund during the fiscal period benefited from both allocation and stock selection effects in the industrials and consumer staples sectors, but both allocation and stock selection in the energy and financials sectors detracted from relative performance.

1

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2014

(Unaudited)

Fund Top Contributors and Detractors (for the fiscal period ending October 31, 2014)*

Largest Contributors	Average Weight	Contribution (%)
Triple-S Management Corp.	2.45	0.88
OmniVision Technologies, Inc.	1.88	0.69
FreightCar America, Inc.	1.66	0.48
j2 Global, Inc.	2.41	0.41
International Bancshares Corp.	1.54	0.37

Largest Detractors	Average Weight	Contribution (%)
Hercules Offshore, Inc.	1.58	(1.34)
Stone Energy Corp.	1.69	(1.18)
Energy XXI Bermuda Ltd.	0.51	(1.13)
McDermott International, Inc.	1.96	(1.08)
PhotoMedex, Inc.	1.12	(1.03)

During the second quarter, the information technology, materials and financials sectors performed well. Our information technology holdings benefited from low valuations, strong balance sheets and investor skepticism. Our position in materials was helped by our holding in a copper mining company. The company was the beneficiary of being very inexpensive relative to its proven reserves and its balance sheet strength. Our holdings in financials were helped by a number of our smaller banks. Additionally, our underweight of the REIT industry aided performance.

We struggled during the second quarter in both the energy and consumer discretionary sectors. Holdings within the energy sector made smaller impacts across the board, but were impactful nonetheless. We remained absent from the utility sector as we remain uncomfortable with the valuations that the market is assigning to these companies. We have seen situations like this in the past where investors, in their hunt for yield, pay up for the income generated by utility and consumer staple companies and take multiples to levels that have shown to be difficult to sustain.

During the third quarter, the industrials and materials sectors performed well. The industrials sector was helped by FreightCar America, a manufacturer of new and refurbished coal cars for the U.S. and Europe. They reported a strong quarter with earnings that exceeded investors’ expectations and indicated that visibility into orders remained very strong. Materials performed well due to the performance of our sole copper mine operator holding within the sector, and our allocation to cash in a down quarter also contributed positively to the Fund’s relative performance.

The portfolio was held back by performance in financials and energy during the third quarter, however. While the financials sector outperformed in the broader market, the portfolio was underweight the sector and held a number of stocks that negatively impacted contribution. The largest detractor from financial sector performance was a Puerto Rican bank, as the company experienced pressure due to concerns about the strength of the U.S. territory’s economy. Within the energy sector, positions in Hercules Offshore and McDermott International negatively impacted the portfolio. Hercules Offshore, a provider of oil rigs for the Gulf of Mexico as well as the African and North Sea oil fields, experienced rig cancelations for some of their smaller gulf rigs. In addition, they failed to secure long-term contracts for their large ultra-deep water high spec rigs. McDermott International is currently in the middle of a transition to work their way out of loss contracts initiated by prior management.

2

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2014

(Unaudited)

Outlook

We find the structure of the portfolio attractive based on its holdings’ valuations, ability to generate free cash flow and balance sheet strengths. We continue to focus our research efforts on finding companies that have the right combination of valuation, capital deployment that is in the best interests of shareholders, accounting integrity and increased interest from shareholders. We will continue to position the portfolio in a manner that reflects our risk-adjusted expectations for each company. We continue to be very excited about the portfolio and the opportunities in the market.

We appreciate your continued investment in the Fund and look forward to continuing to serve you in the future.

Sincerely,

WHV Investments, Inc. & Seizert Capital Partners, LLC

*The holdings identified may not be representative of the Fund’s current or future investments and are subject to risk. Holdings are provided for informational purposes only and should not be construed as a recommendation to buy or sell the securities mentioned. Financial Intermediaries please contact the WHV Sales Support team at 855.417.8474 or direct investors please call 888.948.4685 to obtain (i) the methodology for calculating the top and bottom performance contributing holdings, and (ii) a list showing every holding’s contribution to the overall Fund’s performance during the fiscal period. The inception date of the Fund was September 30, 2013. For funds less than one year old, performance since inception is not annualized and represents an aggregate total return. Past performance does not guarantee future results.

3

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2014*
	6 Months†	1 Year	Since Inception
Class A Shares (without sales charge)	-5.35%	5.05%	5.61%
Class A Shares (with sales charge)	-10.77%	-1.03%	0.00%
Class I Shares	-5.25%	5.24%	5.88%
Russell 2000 Value Index	2.78%	7.88%	0.90%	**

†	Not Annualized.
*	The WHV/Seizert Small Cap Equity Fund (“The Fund”) commenced operations on September 30, 2013.
**	Benchmark performance is from inception date of the Fund (September 30, 2013) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.75% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 17.94% and 1.50%, respectively, for Class A Shares and 17.69% and 1.25%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2014, and may differ from the actual expenses incurred by the Fund for the period covered by this report. WHV Investments, Inc. (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding 12b-1 fees and any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until September 30, 2016 unless the Board of Trustees approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Prior to September 1, 2014, a 2.00% redemption fee applied to shares redeemed within 60 days of purchase. Effective September 1, 2014, this redemption fee was discontinued and is no longer charged. This redemption fee is not reflected in the returns shown above.

The Fund evaluates its performance as compared to that of the Russell 2000 Value Index, which measures the performance of the small-cap value segment of the U.S. equity universe. Please note an investor cannot invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is new, with a limited operating history. Investments in small capitalization companies present a greater risk of loss than investments in large companies due to greater volatility and less liquidity.

4

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2014, and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

	WHV/Seizert Small Cap Value Equity Fund
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$946.50	$7.36
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.63
Class I Shares
Actual	$1,000.00	$947.50	$6.14
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36

*Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2014 of 1.50% and 1.25% for Class A and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of (5.35%) and (5.25%) for Class A and Class I Shares, respectively.

6

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Commercial Banks	12.0%	$1,421,532
Thrifts & Mortgage Finance	10.3	1,228,399
Semiconductors & Semiconductor Equipment	8.4	996,201
Electronic Equipment, Instruments & Components	6.9	817,821
Biotechnology	6.1	730,081
Real Estate Investment Trusts (REITs)	5.4	635,639
Specialty Retail	4.8	566,934
Health Care Providers & Services	4.4	519,251
Insurance	3.8	456,749
Oil, Gas & Consumable Fuels	3.7	441,731
Energy Equipment & Services	3.6	424,954
Machinery	3.3	395,802
Metals & Mining	2.8	337,525
Internet Software & Services	2.7	315,074
Capital Markets	2.5	302,390
Hotels, Restaurants & Leisure	2.5	301,674
Wireless Telecommunication Services	2.5	297,030
Commercial Services & Supplies	2.3	273,310
Technology Hardware, Storage & Peripherals	2.3	271,323
IT Services	2.1	244,802
Auto Components	1.8	209,791
Software	1.8	209,583
Construction & Engineering	1.0	116,579
Professional Services	0.9	110,967
Other Assets in Excess of Liabilities	2.1	253,331

NET ASSETS	100.0%	$11,878,473

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.9%
Auto Components — 1.8%
Superior Industries International, Inc.	10,753	$209,791

Biotechnology — 6.1%
Emergent Biosolutions, Inc.*	10,930	247,237
Myriad Genetics, Inc.*	4,315	170,399
PDL BioPharma, Inc.	36,629	312,445

		730,081

Capital Markets — 2.5%
Investment Technology Group, Inc.*	16,865	302,390

Commercial Banks — 12.0%
Centerstate Banks, Inc.	14,025	163,251
HomeTrust Bancshares, Inc.*	7,131	110,174
International Bancshares Corp.	8,320	236,038
National Bank Holdings Corp., Class A	9,135	178,955
OFG Bancorp	13,120	204,279
Popular, Inc.*	8,650	275,762
Republic Bancorp, Inc., Class A	10,436	253,073

		1,421,532

Commercial Services & Supplies — 2.3%
Quad/Graphics, Inc.	12,395	273,310

Construction & Engineering — 1.0%
KBR, Inc.	6,110	116,579

Electronic Equipment, Instruments & Components — 6.9%
AVX Corp.	12,490	180,356
Celestica, Inc. (Canada)*	22,495	246,995

	Number of Shares	Value

COMMON STOCKS — (Continued)
Electronic Equipment, Instruments & Components — (Continued)
Multi-Fineline Electronix, Inc.*	23,120	$234,668
Nam Tai Property, Inc.	28,225	155,802

		817,821

Energy Equipment & Services — 3.6%
Helix Energy Solutions Group, Inc.*	6,184	164,742
Hercules Offshore, Inc.*	76,599	126,388
McDermott International, Inc. (Panama)*	34,850	133,824

		424,954

Health Care Providers & Services — 4.4%
Magellan Health Services, Inc.*	4,270	258,420
Triple-S Management Corp., Class B*	11,781	260,831

		519,251

Hotels, Restaurants & Leisure — 2.5%
Biglari Holdings, Inc.*	864	301,674

Insurance — 3.8%
FBL Financial Group, Inc., Class A	4,610	228,564
Maiden Holdings Ltd. (Bermuda)	19,095	228,185

		456,749

Internet Software & Services — 2.7%
j2 Global, Inc.	5,825	315,074

IT Services — 2.1%
Sykes Enterprises, Inc.*	11,365	244,802

Machinery — 3.3%
FreightCar America, Inc.	5,303	174,840

The accompanying notes are an integral part of the financial statements.

8

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Machinery — (Continued)
Kadant, Inc.	5,345	$220,962

		395,802

Metals & Mining — 2.8%
Nevsun Resources Ltd. (Canada)	99,565	337,525

Oil, Gas & Consumable Fuels — 3.7%
Energy XXI Bermuda Ltd. (Bermuda)	18,780	144,418
Stone Energy Corp.*	6,980	171,010
VAALCO Energy, Inc.*	17,022	126,303

		441,731

Professional Services — 0.9%
Barrett Business Services, Inc.	4,720	110,967

Real Estate Investment Trusts (REITs) — 5.4%
Anworth Mortgage Asset Corp.	39,790	206,510
ARMOUR Residential REIT, Inc.	28,190	111,632
Hatteras Financial Corp.	6,170	117,477
Redwood Trust, Inc.	10,645	200,020

		635,639

Semiconductors & Semiconductor Equipment — 8.4%
ChipMOS Technologies Bermuda Ltd. (Bermuda)	10,835	232,736
Kulicke & Soffa Industries, Inc.*	20,150	290,563
Nova Measuring Instruments Ltd. (Israel)*	26,237	266,830
OmniVision Technologies, Inc.*	7,695	206,072

		996,201

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software — 1.8%
TiVo, Inc.*	16,060	$209,583

Specialty Retail — 4.8%
Outerwall, Inc.*	5,030	318,248
Systemax, Inc.*	16,254	248,686

		566,934

Technology Hardware, Storage & Peripherals — 2.3%
QLogic Corp.*	22,974	271,323

Thrifts & Mortgage Finance — 10.3%
Astoria Financial Corp.	15,005	197,316
Beneficial Mutual Bancorp, Inc.*	13,205	177,343
Charter Financial Corp.	22,605	256,341
Clifton Bancorp, Inc.	19,001	247,393
Northfield Bancorp, Inc.	16,415	233,750
Waterstone Financial, Inc.	9,498	116,256

		1,228,399

Wireless Telecommunication Services — 2.5%
Spok Holdings, Inc.	18,290	297,030

TOTAL COMMON STOCKS (Cost $12,004,583)		11,625,142

TOTAL INVESTMENTS - 97.9% (Cost $12,004,583)		11,625,142
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%		253,331

NET ASSETS - 100.0%		$11,878,473

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

9

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Statement of Assets and Liabilities

October 31, 2014

(Unaudited)

Assets
Investments, at value (Cost $12,004,583)	$11,625,142
Cash	300,304
Receivable for investments sold	13,636
Receivable for capital shares sold	14,124
Dividends and interest receivable	1,089
Receivable from Investment Adviser	8,851
Prepaid expenses and other assets	21,593

Total assets	11,984,739

Liabilities
Payable for investments purchased	45,358
Payable for administration and accounting fees	20,958
Payable for audit fees	12,024
Payable for transfer agent fees	11,643
Payable for legal fees	8,936
Payable for custodian fees	4,166
Accrued expenses	3,181

Total liabilities	106,266

Net Assets	$11,878,473

Net Assets Consist of:
Capital stock, $0.01 par value	$11,171
Paid-in capital	12,276,636
Accumulated net investment income	18,962
Accumulated net realized loss from investments	(48,855)
Net unrealized depreciation on investments	(379,441)

Net Assets	$11,878,473

Class A:
Net asset value, redemption price per share ($2,532,498 / 238,604 shares)	$10.61

Maximum offering price per share (100/94.25 of $10.61)	$11.26

Class I:
Net asset value, offering and redemption price per share ($9,345,975 / 878,532 shares)	$10.64

The accompanying notes are an integral part of the financial statements.

10

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Statement of Operations

For the Six Months Ended October 31, 2014

(Unaudited)

Investment Income
Dividends	$77,108
Less: foreign taxes withheld	(842)
Interest	91

Total investment income	76,357

Expenses
Advisory fees (Note 2)	46,249
Administration and accounting fees (Note 2)	37,595
Transfer agent fees (Note 2)	34,204
Audit fees	12,691
Custodian fees (Note 2)	6,320
Legal fees	5,790
Registration and filing fees	5,193
Trustees’ and officers’ fees (Note 2)	3,520
Distribution fees (Class A) (Note 2)	2,732
Printing and shareholder reporting fees	192
Other expenses	1,843

Total expenses before waivers and reimbursements	156,329

Less: waivers and reimbursements (Note 2)	(95,785)

Net expenses after waivers and reimbursements	60,544

Net investment income	15,813

Net realized and unrealized (loss) from investments:
Net realized loss from investments	(88,792)
Net change in unrealized depreciation on investments	(508,375)

Net realized and unrealized loss on investments	(597,167)

Net decrease in net assets resulting from operations	$(581,354)

The accompanying notes are an integral part of the financial statements.

11

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Period Ended April 30, 2014*
Increase in net assets from operations:
Net investment income	$15,813	$2,090
Net realized gain/(loss) from investments	(88,792)	39,937
Net change in unrealized appreciation/(depreciation) from investments	(508,375)	128,934

Net increase/(decrease) in net assets resulting from operations	(581,354)	170,961

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	7,274,658	5,014,208

Total increase in net assets	6,693,304	5,185,169

Net assets
Beginning of period	5,185,169	—

End of period	$11,878,473	$5,185,169

Accumulated net investment income, end of period	$18,962	$3,149

*	The Fund commenced operations on September 30, 2013.

The accompanying notes are an integral part of the financial statements.

12

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period September 30, 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$11.22		$10.00

Net investment income(1)	0.01		—	(2)
Net realized and unrealized gain/(loss) on investments	(0.62)		1.22

Net increase/(decrease) in net assets resulting from operations	(0.61)		1.22

Net asset value, end of period	$10.61		$11.22

Total investment return(3)	(5.35%)		12.10%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$2,532		$1,649
Ratio of expenses to average net assets	1.50	%(4)	1.50	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	3.74	%(4)	16.06	%(4)
Ratio of net investment income to average net assets	0.15	%(4)	0.04	%(4)
Portfolio turnover rate	55.39	%(6)	36.00	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period September 30, 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$11.23		$10.00

Net investment income(1)	0.02		0.02
Net realized and unrealized gain/(loss) on investments	(0.61)		1.21

Net increase/(decrease) in net assets resulting from operations	(0.59)		1.23

Net asset value, end of period	$10.64		$11.23

Total investment return(2)	(5.25%)		12.30%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$9,346		$3,537
Ratio of expenses to average net assets	1.25	%(3)	1.25	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	3.27	%(3)	17.69	%(3)
Ratio of net investment income to average net assets	0.40	%(3)	0.30	%(3)
Portfolio turnover rate	55.39	%(5)	36.00	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

14

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The WHV/Seizert Small Cap Value Equity Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 30, 2013. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $1 million or more of Class A Shares of the Fund (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $1 million or more where Foreside Funds Distributors LLC (the “Underwriter”) did not pay a commission to the selling broker-dealer. As of October 31, 2014, Class C shares had not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

15

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$11,625,142	$11,625,142	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning

16

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

17

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

WHV serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding 12b-1 fees and any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until September 30, 2016, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

As of October 31, 2014, the amount of potential recovery was as follows:

Expiration
April 30, 2017	April 30, 2018
$119,158	$95,785

For the six months ended October 31, 2014, investment advisory fees accrued and waived by the Adviser was $46,249 and fees reimbursed by the Adviser were $49,536.

Seizert Capital Partners, LLC (“Seizert’’ or the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Sub-Adviser provides certain services pursuant to a sub-advisory agreement among WHV, the Sub-Adviser and the Trust, on behalf of the Fund. Sub-Advisory fees are paid by WHV, not the Fund.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

18

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses.

BNY Mellon and the Custodian have the ability to recover amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”), provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2014 was $350. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2014, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$12,256,297	$4,832,671

19

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2014 and the period ended April 30, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2014 (Unaudited)		For the Period Ended April 30, 2014*
	Shares	Amount	Shares	Amount
Class A Shares
Sales	94,096	$1,018,040	146,978	$1,590,851
Redemptions**	(2,470)	(26,970)	—	—

Net increase	91,626	$991,070	146,978	$1,590,851

Class I Shares
Sales	643,311	$7,158,382	315,059	$3,423,543
Redemptions**	(79,820)	(874,794)	(18)	(186)

Net increase	563,491	$6,283,588	315,041	$3,423,357

Total net increase	655,117	$7,274,658	462,019	$5,014,208

*	The Fund commenced operations on September 30, 2013.
**

Prior to September 1, 2014, there was a 2.00% redemption fee that may have been charged on shares redeemed which had been held for 30 days or less. The redemption fee was retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in-capital. Effective September 1, 2014, this redemption fee was discontinued and is no longer charged. For the period ending six months there were no redemption fees charged.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

20

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
$—	$52,482	$18	$121,038	$—	$(1,518)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$12,004,583

Gross unrealized appreciation	$525,031
Gross unrealized depreciation	(904,472)

Net unrealized depreciation	$(379,441)

Accumulated capital losses represent net capital loss carryovers as of April 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), each Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of April 30, 2014, the fund did not have any capital loss carryforwards.

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 948-4685 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Sub-Advisory Agreements

On August 4, 2014, Northern Lights Capital Partners, LLC (“NLCP”), the parent company of Northern Lights Capital Group, LLC (“NLCG”) and an indirect minority owner of Seizert Capital Partners, LLC (“Seizert”), entered into an agreement to combine its businesses with those of Treasury Group, Ltd. (“Treasury Group”), an Australian corporation publicly traded on the Australian Stock Exchange (the “NL-Treasury Transaction”). Additionally, on August 4, 2014, Seizert entered into an agreement with NLCP under which NLCP through its subsidiary, Northern Lights Midco, LLC, will acquire a majority of the outstanding membership interests of Seizert (“NL-Seizert Transaction,” and together with the NL-Treasury Transaction, the “Seizert Transactions”). The Seizert Transactions, which were consummated on November 25, 2014, resulted in a change of control of Seizert (the “Change of Control”) and, pursuant to relevant provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), resulted in the assignment and automatic termination of the sub-advisory agreement between Seizert, WHV Investments, Inc. and the Trust, on behalf of the WHV Fund, dated September 30, 2013 (the “Prior Sub-Advisory Agreement”).

Accordingly, at an in-person meeting held on September 22-23, 2014, the Board considered and approved two new sub-advisory agreements with the Sub-Adviser: (i) an interim sub-advisory agreement (“Interim Seizert Agreement”) in connection with the Change of Control and (ii) a new sub-advisory agreement (“New Seizert Agreement”) which would supersede the Interim Agreement upon approval by shareholders.

The Sub-Adviser continued to provide services to the Fund under the Prior Seizert Agreement prior to the consummation of the Transaction. Upon closing of the Transaction on November 25, 2014, the

22

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Other Information (Continued)

(Unaudited)

Prior Seizert Agreement was superseded by the Interim Seizert Agreement, which was superseded by the New Seizert Agreement upon approval by shareholders on December 1, 2014.

Below is a discussion regarding the Board’s considerations in approving the Interim Seizert Agreement and New Seizert Agreement at the September 22-23, 2014 in-person meeting. In connection with the Board’s consideration of the Interim and New Seizert Agreements, the Board also relied on its deliberations on the Prior Seizert Agreement at a meeting held in-person on June 19-20, 2013.

Before considering the Interim Seizert Agreement and New Seizert Agreement, the Board, including the Independent Trustees, requested information about the Change of Control. In determining whether to approve the Interim Seizert Agreement and New Seizert Agreement, the Trustees considered information provided by Seizert in conjunction with the September 22-23, 2014 in-person meeting. At the meeting, the Board, including a majority of the Independent Trustees, unanimously approved the Interim Seizert Agreement and New Seizert Agreement. In determining whether to approve the Interim Seizert Agreement and New Seizert Agreement, the Trustees considered information provided by Seizert in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that Seizert provided regarding (i) the services performed for the Fund, (ii) the size and qualifications of Seizert’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of Seizert, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Seizert’s ability to service the Fund, (x) compliance with the Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements, and (xi) the Change of Control and the impact of the resulting change of control on the services provided by Seizert. Seizert also provided its current Form ADV for the Trustees’ review and consideration. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Interim Seizert Agreement and New Seizert Agreement.

At the in-person meeting, representatives from Seizert joined the meeting via teleconference and discussed the Change of Control, including the background of and reasons for the Change of Control. They also discussed Seizert’s history, performance, investment strategy, and compliance program in connection with the proposed New Seizert Agreement. Representatives of Seizert responded to questions from the Board. In connection with the Trustees’ review of the Interim Seizert Agreement and New Seizert Agreement, the representatives from Seizert emphasized that: (i) it is expected that there will be no changes as a result of the Change of Control in the nature, quality, or extent of services currently provided to the Fund and its shareholders, including investment management, distribution, or other shareholder services; (ii) it is expected that there will be no material adverse effects on Seizert’s financial condition; and (iii) no material changes in personnel or operations are contemplated.

23

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Other Information (Continued)

(Unaudited)

Consideration of the Interim Seizert Agreement and New Seizert Agreement. In addition to the information provided by Seizert as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the Interim Seizert Agreement and New Seizert Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, the Trustees determined that the overall arrangements with Seizert with respect to the WHV/Seizert Fund, as provided in the Interim Seizert Agreement and New Seizert Agreement, including the proposed sub-advisory fees, are fair and reasonable in light of the services to be performed, expenses incurred and such other matters as the Trustees considered relevant. Factors evaluated included: (i) the terms and conditions of the Interim Seizert Agreement and New Seizert Agreement, including that the contractual fees to be paid by WHV to Seizert with respect to the Fund under the Interim Seizert Agreement and New Seizert Agreement will remain the same; (ii) the Board’s review of the Current Seizert Agreement at the in-person meeting on June 19-20, 2013 as required by the 1940 Act and their determination at that time that (a) Seizert had the capabilities, resources, and personnel necessary to provide the satisfactory sub-advisory services to the Fund and (b) the sub-advisory fees to be paid by WHV to Seizert with respect to the Fund, represent reasonable compensation to Seizert in light of the services provided, the costs to Seizert of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of their reasonable judgment; and (iii) the operations of Seizert are not currently expected to change as a result of the Change of Control. Certain of these considerations are discussed in more detail below.

In making their decision relating to the approval of the Interim Seizert Agreement and New Seizert Agreement, the Trustees gave attention to the information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the Interim Seizert Agreement and New Seizert Agreement.

Nature, Extent, and Quality of Services. The Trustees considered the services provided by Seizert to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the Interim Seizert Agreement and New Seizert Agreement will be substantially similar to the Current Seizert Agreement. The Trustees considered Seizert’s personnel and the depth of Seizert’s personnel who possess the experience to provide investment management services to the Fund. Based on the information provided by Seizert, including that no material changes are expected as a result of the Change of Control in Seizert’s personnel or operations, the Trustees concluded that (i) the nature, extent and quality of the services provided by Seizert are appropriate and consistent with the terms of the Interim Seizert Agreement and New Seizert Agreement, (ii) that the quality of those services has been consistent with industry norms, (iii) the Fund is likely to benefit from the continued provision of those services, (iv) Seizert has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Fund and its shareholders is likely to continue under the Interim Seizert Agreement and New Seizert Agreement.

24

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Other Information (Continued)

(Unaudited)

Investment Performance. The Board considered the overall investment performance of Seizert and the Fund since the Fund’s inception on September 30, 2013. Trustees gave appropriate consideration to their review of investment performance presented in connection with the approval of the Interim Seizert Agreement and New Seizert Agreement at the September 22-23, 2014 in-person meeting and the approval of Seizert’s sub-advisory agreement at the June 19-20, 2013 in-person meeting. At the September 22-23, 2014 in-person meeting, the Trustees reviewed the historical performance charts for each of the Fund’s share classes as compared to the Fund’s benchmark, the Russell 2000 Value Index, and the Lipper Small-Cap Value Equity Fund, the Fund’s applicable Lipper peer group, for the since inception and year to date periods ended June 30, 2014. The Trustees noted that while absolute performance was strong for the year-to-date and since inception periods ended June 30, 2014, the Fund slightly underperformed its benchmark, the Russell 2000 Value Index, and the median of Fund’s Lipper peer group over the same periods. At the June 19-20, 2013 in-person meeting, the Trustees received performance information for Seizert’s small cap value equity separately managed account composite as compared to the benchmark for the Fund, the Russell 2000 Value Index on a one year, three year and since inception basis. They concluded that the performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies as measured by the information presented by Seizert. The Board also concluded that neither the Change of Control nor the Interim Seizert Agreement and New Seizert Agreement would likely have an adverse effect on the investment performance of the Fund because (i) Seizert does not currently expect the Change of Control to cause any material change to the Fund’s portfolio management team responsible for investment performance, which the Board found to be satisfactory, and (ii) as discussed in more detail below, the Fund’s expenses are not expected to increase as a result of the Change of Control.

Comparative Expenses. Seizert provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from Seizert’s relationship with the Fund. The Trustees considered that the advisory fee rate payable by the Fund would not change. The Trustees noted that the proposed sub-advisory fees under the New Seizert Agreement would be paid by WHV out of the advisory fee it receives from the Fund. The Trustees considered the fees that Seizert charges to its separately managed accounts, and evaluated the explanations provided by Seizert as to differences in fees charged to the Fund and separately managed accounts. The Trustees reviewed the services provided to the Fund by Seizert as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund. The Trustees also evaluated explanations provided by Seizert as to differences in fees charged to the Fund and other similarly managed accounts. On the basis of these considerations, together, with the other information it considered, the Board determined that the sub-advisory fee to be received by Seizert under the New Seizert Agreement is reasonable in light of the services provided. The Trustees considered whether the Change of Control would impact the services currently being provided to the Fund. Based on the information provided at the meeting, the Trustees concluded that there would not be any material impact on the expenses of the Fund and services provided to the Fund as a result of the Change of Control.

25

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Other Information (Continued)

(Unaudited)

Management Profitability. The Trustees also considered the costs of the services provided by Seizert, the compensation and benefits received by Seizert in providing services to the Fund, as well as its profitability. The Trustees were provided with the financial statements for Seizert. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Seizert. In considering the profitability to Seizert of its relationship with the Fund, the Board noted that the sub-advisory fees under the New Seizert Agreement would be paid by WHV out of the advisory fee it receives under an advisory agreement with the Fund and, in addition, are negotiated at arm’s length. As a consequence, the profitability to Seizert of its relationship with the Fund was not a substantial factor in the Board’s deliberations.

Economies of Scale. For similar reasons, the Board did not consider the potential economies of scale in Seizert’s management of the Fund to be a substantial factor in its consideration. The Trustees concluded that they would have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to WHV and fees payable by WHV to Seizert, in the future.

Conclusion. After consideration of all the factors, taking into consideration the information presented at the meetings and deliberating in executive session, the entire Board, including the Independent Trustees, unanimously approved the Interim Seizert Agreement and New Seizert Agreement. The Board concluded that the sub-advisory fee rate under the Interim Seizert Agreement and New Seizert Agreement is reasonable in relation to the services provided and that execution of such agreement is in the best interests of the shareholders of the Fund. The Trustees also concluded that the sub-advisory fee is at an acceptable level in light of the quality of services provided to the Fund; that the advisory fee schedule would not be increased and would stay the same for the Fund; that the total expense ratio had not changed materially; and that Seizert had represented that the overall expenses for the Fund are not expected to be adversely affected by the Change of Control. The Trustees also noted that WHV had no present intention to alter any expense limitation or reimbursement currently in effect for the Fund. On that basis, the Trustees concluded that the proposed sub-advisory fee for the Fund is acceptable. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

26

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

WHV Investments, Inc.

301 Battery Street

Suite 400

San Francisco, CA 94111-3203

Sub-Adviser

Seizert Capital Partners, LLC

185 Oakland Avenue

Suite 100

Birmingham, MI 48009-3433

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

As Sub-Advised by

WHV/SEIZERT SMALL CAP VALUE

EQUITY FUND

of

FundVantage Trust

Class A Shares

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the WHV/Seizert Small Cap Value Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the WHV/Seizert Small Cap Value Equity Fund.

WHV/EAM INTERNATIONAL SMALL CAP EQUITY FUND

Semi-Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

Dear WHV/EAM International Small Cap Equity Fund Shareholder,

Market Review

Global markets climbed steadily in the second quarter despite escalating geopolitical tensions in several regions and mixed economic data, but largely declined during the third quarter as September brought broad-based losses and increased volatility on falling oil prices and lackluster global growth. The Fund’s benchmark Russell Global ex-U.S. Small Cap Growth Index echoed these themes, increasing 2.17% in the second quarter and returning -6.20% in the third.

Political unrest dominated the global landscape in the second quarter. Thailand’s coup d’état, Ukraine’s Russia-backed separatist insurgency, and the growing tensions in the Middle East exemplified the theme. Despite this uncertainty and choppy economic data, the market took a more optimistic perspective given policy response, and global market volatility trended lower. Impressively, volatility in the MSCI EAFE Index contracted 26% during the second quarter.1

As the third quarter progressed, volatility increased roughly 40%1. The quarter was skittish even at the start as July was marked with the bailout of Banco Espirito Santo (Portugal’s largest bank), Argentina’s technical default, and military conflicts in Israel and Russia. The scope of the Russian/Ukrainian conflict became increasingly uncertain as the Malaysian Airlines passenger plane was shot down. However, the nominal damage to the Fund was relatively limited in July, with the Russell Global ex-US Small Cap Index down -1.37% in the month.

This pattern was repeatedly manifest in several emerging markets as their varied elections spurred hope for change in the second quarter while eventual disappointment led to negative market sentiment in the third. To point, euphoria overcame the Indian equity market as reformer Narendra Modi was elected Prime Minister with plans to pull India out of its sluggish growth, high inflation and elevated unemployment. In the third quarter, despite moderating inflation and quick energy infrastructure investments by Modi, concerns lingered over India’s outsized exposure to a potentially decelerating Chinese economy. In Indonesia, early Presidential election results during the second quarter suggested that Jokowi Widodo, the business-friendly Governor of Jakarta, would be sworn in with an aggressive formula to pull Indonesia out of its economic quagmire. Yet the road to positive change proved bumpy. With Indonesia running a sizeable deficit, it was discovered during the third quarter that Widodo’s compelling plan for infrastructure upgrades would have to come with cuts from elsewhere in the budget. Then in China, hints of new stimulus measures and policy change to defend the administration’s 7.5% GDP growth target stabilized the market during the second quarter. But concerns remained over potential GDP growth deceleration and a property market on the brink of collapse. In turn, the Peoples’ Bank of China (China’s central bank) responded in the third quarter by cutting short-term rates and adjusting home mortgage requirements in attempts to stabilize the property market. China had started the quarter with better than expected growth and excitement over its upcoming Hong Kong-Mainland exchange connection program, but ended with negative GDP revisions and unnerving protests.

Policy support continued to evolve during the second quarter in the developed markets, as well. In Japan, the Prime Minister Shinzo Abe’s eagerly awaited “Third Arrow” was released in June, focusing on labor market reform and corporate tax cuts to spur further economic growth. And in the eurozone, the European Central Bank (ECB) maintained its accommodative monetary policy, which at this point appears to have set developed Europe on a clearer path to sustained recovery. But then, adding a layer of uncertainty, economic data slowed considerably moving into the end of the third quarter. Germany, Europe’s stalwart of growth, was itself suddenly posting contractionary data. Exacerbating

1

WHV/EAM INTERNATIONAL SMALL CAP EQUITY FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2014

(Unaudited)

the situation, ECB President Mario Draghi failed to deliver market-pleasing plans for incremental quantitative easing. In addition, the Japanese yen reaching 30-year lows served as both a headwind to South Korean exports and a tailwind to Japanese exporters.

Performance Review

The WHV/EAM International Small Cap Equity Fund (“the Fund”) is managed through a sub-advisory agreement with EAM Global Investors, LLC (“EAM Global”), an asset manager that specializes in active equity strategies in inefficient global markets. The Fund seeks to achieve long-term capital appreciation by primarily investing in a combination of equity securities of foreign (i.e., non-U.S.) companies with a suitable potential for earnings growth that are located in countries with developed markets, but may also invest in companies domiciled in emerging markets.

Since inception on May 27, 2014 through October 31, 2014 (“the fiscal period”), the WHV/EAM International Small Cap Equity Fund posted a loss of -2.20% (Class I shares), -2.20% (Class A shares at net asset value) and -7.82% (Class A shares with 5.75% maximum load) versus a -5.07% return for the Russell Global ex-U.S. Small Cap Growth Index during the same period.

From a performance attribution by sector perspective, relative outperformance during the fiscal period came largely from positive stock selection effects within the transportation and health technology sectors, as well as a notable allocation to cash during a down period. However, negative sector allocation and stock selection effects in the health services and finance sectors were the largest detractors from relative performance during the fiscal period.

By country, a complete lack of exposure to outperforming India was the main culprit for a significant negative country allocation effect, as the euphoria surrounding the election of Modi gave way to significant outperformance of India during the fiscal period. India accounted for a 4.4% weight in the benchmark and had a total return of 18.0%. The majority of our relative outperformance during the fiscal period can be credited to positive stock selection in both South Korea and China.

It is important to note that any top-down portfolio overweights and underweights will fluctuate based on our unbiased bottom-up stock selection process. We believe our disciplined approach reduces the investment universe to a rich list of stocks that signal positive fundamental change, regardless of region, country or sector.

Outlook

Going into the end of 2014, both emerging and developed markets have entered a heightened state of volatility. Investors’ attention continues to be firmly fixated on the actions and signals of global central banks.

Within developed markets, the Russian-Ukrainian conflict and subsequent sanctions appear to continue to weigh on European markets. Japan continues to outperform other developed markets as Prime Minister Shinzo Abe’s policies reverberate through the economy. In emerging markets, the once feared Thai coup d’état appears to have been welcomed as a sign of stability by the Thai market. And Brazil, Turkey and South Africa continue to be in the spotlight given their potential susceptibility to the specter of the U.S. Federal Reserve raising rates.

2

WHV/EAM INTERNATIONAL SMALL CAP EQUITY FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2014

(Unaudited)

As always, there are reasons for both optimism and pessimism for the future. Although concerns of a Chinese/European economic slowdown remain, the wide dispersion in country returns appears to represent an opportunity for outperformance if a strategy can capitalize on pockets of relative strength. Our disciplined and objective process starts from the bottom-up, identifying companies undergoing significant fundamental change that will result in earnings acceleration that is not yet fully priced in by the market. As a result, we remain confident our process will continue to help us navigate the challenging global markets.

Sincerely,

WHV Investments, Inc. & EAM Global Investors, LLC

1Source: EAM Investors, Bloomberg LP. EFA ETF Volatility Index (VXEFA) measures expected volatility of the iShares MSCI EAFE Index Fund.

3

WHV/EAM International Small Cap Equity Fund

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Total Returns For the Period Ended October 31, 2014†
Since Inception†
Class A Shares (without sales charge)*	-2.20%
Class A Shares (with sales charge)*	-7.82%
Class I Shares*	-2.20%
Russell Global ex-U.S. Small Cap Growth Index	-5.07%**

†	Not Annualized.
*	The WHV/EAM International Small Cap Equity Fund commenced operations on May 27, 2014.
**	Benchmark performance is from inception date of the Fund (May 27, 2014) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.75% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 2.47% and 1.65%, respectively, for Class A Shares and 2.22% and 1.40%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated June 2, 2014, and may differ from the actual expenses incurred by the Fund for the period covered by this report. WHV Investments, Inc. (the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.65% with respect to Class A Shares and 1.40% with respect to Class I Shares (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017 unless the Board of Trustees approves its earlier termination. The Advisor is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period up to three years from the year in which the Advisor reduced its compensation and/or assumed expenses for the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed, or been higher had such fees and expenses not been recouped.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund evaluates its performance as compared to that of the Russell Global ex-U.S. Small Cap Growth Index, which measures the growth segment for the smallest securities in the global equity universe, excluding companies assigned to the U.S. It includes smaller companies outside the U.S. that have higher growth earning potential as defined by Russell’s leading style methodology. The index is constructed to provide a comprehensive and unbiased barometer of the global growth market, excluding the U.S. It is impossible to invest directly in an index.

4

WHV/EAM International Small Cap Equity Fund

Semi-Annual Report

Performance Data (Concluded)

October 31, 2014

(Unaudited)

All mutual fund investing involves risk, including possible loss of principal. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

5

WHV/EAM EMERGING MARKETS SMALL CAP EQUITY FUND

Semi-Annual Investment Adviser’s Report

October 31, 2014

(Unaudited)

Dear WHV/EAM Emerging Markets Small Cap Equity Fund Shareholder,

Market Review

Global markets climbed steadily in the second quarter despite escalating geopolitical tensions in several regions and mixed economic data, but largely declined during the third quarter as September brought broad-based losses and increased volatility on falling oil prices and lackluster global growth. The Fund’s benchmark Russell Emerging Markets Small Cap Growth Index echoed these themes, increasing 5.95% in the second quarter and returning -3.18% in the third.

Political unrest dominated the global landscape in the second quarter. Thailand’s coup d’état, Ukraine’s Russia-backed separatist insurgency, and the growing tensions in the Middle East exemplified the theme. Despite this uncertainty and choppy economic data, the market took a more optimistic perspective given policy response, and global market volatility trended lower. Impressively, volatility in the MSCI Emerging Markets Index contracted 33% during the second quarter.1

As the third quarter progressed, volatility increased roughly 40%1. The quarter was skittish even at the start as July was marked with the bailout of Banco Espirito Santo (Portugal’s largest bank), Argentina’s technical default, and military conflicts in Israel and Russia. The scope of the Russian/Ukrainian conflict became increasingly uncertain as the Malaysian Airlines passenger plane was shot down. However, the nominal damage to the Fund was relatively limited in July, with the Russell Emerging Markets Small Cap Growth Index down a nominal -0.37% in the month.

This pattern of volatility from the second to the third quarter was repeatedly manifested in several emerging markets as their varied elections spurred hope for change in the second quarter and eventual disappointment led to negative market sentiment in the third. The Indian equity market appeared to reflect a near euphoria as reform candidate Narendra Modi was elected Prime Minister with plans to pull India out of its sluggish growth, high inflation and elevated unemployment. In the third quarter, despite moderating inflation and quick energy infrastructure investments by Modi, concerns lingered over India’s outsized exposure to a potentially decelerating Chinese economy. In Indonesia, early Presidential election results during the second quarter suggested that Jokowi Widodo, the business-friendly Governor of Jakarta, would be sworn in with an aggressive formula to pull Indonesia out of its economic quagmire. Yet the road to positive change proved bumpy. With Indonesia running a sizeable deficit, it was discovered during the third quarter that Widodo’s compelling plan for infrastructure upgrades would have to come with cuts from elsewhere in the budget. Then in China, hints of new stimulus measures and policy change to defend the administration’s 7.5% GDP growth target stabilized the market during the second quarter. But concerns remained over potential GDP growth deceleration and a property market on the brink of collapse. In turn, the Peoples’ Bank of China (China’s central bank) responded in the third quarter by cutting short-term rates and adjusting home mortgage requirements in attempts to stabilize the property market. China had started the quarter with better than expected growth and excitement over its upcoming Hong Kong-Mainland exchange connection program, but ended with negative GDP revisions and unnerving protests.

Policy support continued to evolve during the second quarter in the developed markets, as well. In Japan, the Prime Minister Shinzo Abe’s eagerly awaited “Third Arrow” was released in June, focusing on labor market reform and corporate tax cuts to spur further economic growth. And in the eurozone, the European Central Bank (ECB) maintained its accommodative monetary policy, which at this point appears to have set developed Europe on a clearer path to

6

WHV/EAM EMERGING MARKETS SMALL CAP EQUITY FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2014

(Unaudited)

sustained recovery. But then, adding a layer of uncertainty, economic data slowed considerably moving into the end of the third quarter. Germany, Europe’s stalwart of growth, was itself suddenly posting contractionary data. Exacerbating the situation, ECB President Mario Draghi failed to deliver market-pleasing plans for incremental quantitative easing. In addition, the Japanese yen reaching 30-year lows served as both a headwind to South Korean exports and a tailwind to Japanese exporters.

Performance Review

The WHV/EAM Emerging Markets Small Cap Equity Fund (“the Fund”) is managed through a sub-advisory agreement with EAM Global Investors, LLC (“EAM Global”), an asset manager that specializes in active equity strategies in inefficient global markets. The Fund seeks to achieve long-term capital appreciation by primarily investing in a combination of equity securities of foreign (i.e., non-U.S.) companies with a suitable potential for earnings growth that are domiciled in emerging markets, but may also invest in companies located in countries with developed markets.

Since inception on May 27, 2014 through October 31, 2014 (“the fiscal period”), the Fund posted a loss of -0.50% (Class I shares) and -0.70% (Class A shares at net asset value), and a loss of -6.41% (Class A shares with 5.75% maximum load), versus a 0.39% return for the benchmark Russell Emerging Markets Small Cap Growth Index during the same period.

From a performance attribution by sector perspective, relative outperformance during the fiscal period came from both positive allocation and stock selection effects, namely in the industrial services and non-energy minerals sectors. However, it was positive stock selection that accounted for the majority of the Fund’s positive performance. Yet stock selection was also responsible for relative underperformance in the consumer services and producer manufacturing sectors, the two largest detracting sectors from the Fund during the fiscal period.

By country, a relative lack of exposure to India was the main culprit for a negative country allocation effect, as the euphoria surrounding the election of Modi gave way to significant outperformance of India during the fiscal period. India accounted for an 11.22% weight in the benchmark and had a total return of 18.0%. The majority of our relative outperformance during the fiscal period can be credited to positive stock selection, particularly in China and South Korea.

It is important to note that any top-down portfolio overweights and underweights will fluctuate based on our unbiased bottom-up stock selection process. We believe our disciplined approach reduces the investment universe to a rich list of stocks that signal positive fundamental change, regardless of region, country or sector.

Outlook

Going into the end of 2014, both emerging and developed markets appear to have entered a heightened state of volatility. Investors’ attention continues to be firmly fixated on the actions and signals of global central banks.

Within developed markets, the Russian-Ukrainian conflict and subsequent sanctions continue to weigh on European markets. Japan continues to outperform other developed markets as Prime Minister Shinzo Abe’s policies reverberate through the economy. In emerging markets, the once feared Thai coup d’état appears to have been welcomed as

7

WHV/EAM EMERGING MARKETS SMALL CAP EQUITY FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2014

(Unaudited)

a sign of stability by the Thai market. And Brazil, Turkey and South Africa continue to be in the spotlight given their potential susceptibility to the specter of the U.S. Federal Reserve raising rates.

As always, there are reasons for both optimism and pessimism for the future. Although concerns of a Chinese/European economic slowdown remain, the wide dispersion in country returns appears to represent an opportunity for outperformance if a strategy can capitalize on pockets of relative strength. Our disciplined and objective process starts from the bottom-up, identifying companies undergoing significant fundamental change that will result in earnings acceleration that is not yet fully priced in by the market. As a result, we remain confident our process will continue to help us navigate the challenging global markets.

Sincerely,

WHV Investments, Inc. & EAM Global Investors, LLC

1Source: EAM Investors, Bloomberg LP. Emerging Markets ETF Volatility Index (VXEEM) measures expected volatility of the iShares MSCI Emerging Markets Index.

8

WHV/EAM Emerging Markets Small Cap Equity Fund

Semi-Annual Report

Performance Data

October 31, 2014

(Unaudited)

Total Returns For the Period Ended October 31, 2014†
Since Inception†
Class A Shares (without sales charge)*	-0.70%
Class A Shares (with sales charge)*	-6.41%
Class I Shares*	-0.50%
Russell Emerging Markets Small Cap Growth Index	0.39%**

†	Not Annualized.
*	The WHV/EAM Emerging Markets Small Cap Equity Fund commenced operations on May 27, 2014.
**	Benchmark performance is from inception date of the Fund (May 27, 2014) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.75% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 2.50% and 2.00%, respectively, for Class A Shares and 2.25% and 1.75%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated June 2, 2014, and may differ from the actual expenses incurred by the Fund for the period covered by this report. WHV Investments, Inc. (the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 2.00% with respect to class A shares and 1.75% with respect to class I shares (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017 unless the Board of Trustees approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund evaluates its performance as compared to that of the Russell Emerging Markets Small Cap Growth Index, which measures the growth segment of the smallest securities located in the global emerging market. It includes smaller companies with higher growth earning potential as defined by Russell’s leading style methodology. The index is constructed to provide a comprehensive and unbiased barometer of the global emerging markets growth market. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices. Emerging markets involve additional risks, including lack of market liquidity, currency devaluation, hyperinflation, political or social instability, and other factors.

9

WHV/EAM FUNDS

Fund Expense Disclosure

October 31, 2014

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from May 27, 2014 (commencement of operations) through October 31, 2014 for the Funds, and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10

WHV/EAM FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2014

(Unaudited)

	WHV/EAM International Small Cap Equity Fund
	Beginning Account Value May 27, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$978.00	$7.02
Hypothetical (5% return before expenses)	1,000.00	1,016.89	8.39
Class I Shares
Actual	$1,000.00	$978.00	$5.96
Hypothetical (5% return before expenses)	1,000.00	1,018.15	7.12

	WHV/EAM Emerging Markets Small Cap Equity Fund
	Beginning Account Value May 27, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$993.00	$8.57
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16
Class I Shares
Actual	$1,000.00	$995.00	$7.51
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*Expenses are equal to an annualized expense ratio for the period May 27, 2014 (commencement of operations) to October 31, 2014 of 1.65% and 1.40% for Class A and Class I Shares, respectively, of the WHV/EAM International Small Cap Equity Fund; and 2.00% and 1.75% for Class A and Class I Shares, respectively, of the WHV/EAM Emerging Markets Small Cap Equity Fund; multiplied by the average account value over the period (157 days), then divided by 365 to reflect the period. Each Fund’s ending account values on the first line in the table are based on the actual total returns of the Fund since commencement of operations of (2.20%) for both Class A and Class I Shares of the WHV/EAM International Small Cap Equity Fund; and (0.70%) and (0.50%) for Class A and Class I Shares, respectively of the WHV/EAM Emerging Markets Small Cap Equity Fund. Hypothetical expenses are as if the Fund had been in existence from May 1, 2014, and are equal to its annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365 to reflect the period.

11

WHV/EAM INTERNATIONAL SMALL CAP EQUITY FUND

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Semiconductors & Semiconductor Equipment	7.7%	$51,996
Machinery	4.9	33,239
Electronic Equipment, Instruments & Components	4.9	33,113
Pharmaceuticals	4.5	30,411
Biotechnology	4.0	27,186
Auto Components	4.0	27,176
Hotels, Restaurants & Leisure	3.7	25,097
Food & Staples Retailing	3.6	24,412
Household Durables	3.3	22,500
Health Care Equipment & Supplies	2.7	18,055
Chemicals	2.6	17,555
Professional Services	2.5	16,807
Textiles, Apparel & Luxury Goods	2.4	16,039
Health Care Providers & Services	2.2	14,884
Diversified Consumer Services	2.2	14,657
Road & Rail	2.1	14,175
Metals & Mining	1.9	13,247
Personal Products	1.9	13,246
Air Freight & Logistics	1.8	12,198
Food Products	1.6	11,033
Internet Software & Services	1.6	10,916
Independent Power Producers & Energy Traders	1.6	10,878
Real Estate Management & Development	1.5	10,483
IT Services	1.5	10,172
Construction & Engineering	1.5	10,155

	% of Net Assets	Value
Specialty Retail	1.4%	$9,623
Commercial Services & Supplies	1.4	9,516
Diversified Telecommunication Services	1.4	9,503
Electrical Equipment	1.3	8,958
Computers & Peripherals	1.3	8,801
Communications Equipment	1.3	8,669
Media	1.3	8,508
Oil, Gas & Consumable Fuels	1.2	8,094
Software	1.1	7,659
Industrial Conglomerates	0.8	5,655
Airlines	0.8	5,214
Household Products	0.7	5,112
Consumer Finance	0.7	5,053
Distributors	0.7	5,029
Water Utilities	0.7	4,815
Containers & Packaging	0.7	4,740
Marine	0.7	4,588
Commercial Banks	0.7	4,552
Diversified Financial Services	0.6	4,368
Transportation Infrastructure	0.6	4,358
Leisure Equipment & Products	0.6	4,131
Thrifts & Mortgage Finance	0.6	4,122
Building Products	0.6	3,822
Exchange Traded Fund	2.4	15,991
Registered Investment Company	12.7	86,563
Liabilities in Excess of Other Assets	(8.5)	(57,588)

NET ASSETS	100.0%	$679,486

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

12

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 93.4%
Australia — 6.0%
Domino’s Pizza Enterprises, Ltd.	266	$6,340
Echo Entertainment Group, Ltd.	1,345	4,516
G8 Education, Ltd.	1,150	5,082
iiNET, Ltd.	620	4,375
Sims Metal Management, Ltd.	385	3,844
Sirtex Medical, Ltd.	287	6,590
Slater & Gordon, Ltd.	864	4,668
Vocus Communications, Ltd.	983	5,128

		40,543

Austria — 0.7%
ams AG	127	4,554

Brazil — 1.9%
GAEC Educacao SA	386	4,907
Linx SA	190	3,947
Smiles SA	232	4,007

		12,861

Canada — 3.1%
Home Capital Group, Inc.	86	4,122
NuVista Energy, Ltd.*	392	3,607
Sierra Wireless, Inc.*	155	4,244
TransForce, Inc.	173	4,230
WestJet Airlines, Ltd.	184	5,214

		21,417

China — 8.7%
China Creative Home Group, Ltd.	16,940	4,213
China Medical System Holdings, Ltd.	3,267	6,023

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
China Pioneer Pharma Holdings, Ltd.	6,207	$5,902
China Zhongwang Holdings, Ltd.	10,315	5,433
CT Environmental Group, Ltd.	4,509	4,815
Dynagreen Environmental Protection Group Co., Ltd.*	6,636	4,681
Huadian Fuxin Energy Corp, Ltd., Class H	9,930	5,713
Jintian Pharmaceutical Group, Ltd.	12,268	4,853
Sinotrans Ltd., Class H	8,852	7,024
Sunac China Holdings, Ltd.	6,165	5,338
Sunny Optical Technology Group Co., Ltd.	3,326	5,382

		59,377

Denmark — 0.8%
Bavarian Nordic A/S*	174	5,388

Germany — 1.5%
Dialog Semiconductor PLC*	156	5,387
KUKA AG	74	4,664

		10,051

Hong Kong — 4.9%
China High Speed Transmission Equipment Group Co., Ltd.*	5,008	3,948
China Traditional Chinese Medicine Co., Ltd.*	7,788	4,391
EVA Precision Industrial Holdings, Ltd.	19,391	5,183

The accompanying notes are an integral part of the financial statements.

13

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Hong Kong — (Continued)
Hua Han Bio-Pharmaceutical Holdings, Ltd.	14,009	$5,006
Lijun International Pharmaceutical Holding Co., Ltd.	8,060	3,924
PAX Global Technology, Ltd.*	5,904	6,341
Shenzhen International Holdings, Ltd.	2,742	4,358

		33,151

Indonesia — 1.4%
Pembangunan Perumahan Persero Tbk PT	23,799	5,180
Siloam International Hospitals Tbk PT*	3,622	4,129

		9,309

Israel — 1.9%
Frutarom Industries, Ltd.	173	4,378
Radware, Ltd.*	233	4,425
Tower Semiconductor, Ltd.*	412	4,038

		12,841

Italy — 1.4%
Brembo SpA	141	4,676
Recordati SpA	277	4,793

		9,469

Japan — 20.3%
ABC-Mart, Inc.	85	4,901
Ain Pharmaciez, Inc.	166	4,497
Canon Marketing Japan, Inc.	246	5,029
Cosmos Pharmaceutical Corp.	36	5,147

	Number of Shares	Value

COMMON STOCKS — (Continued)
Japan — (Continued)
CYBERDYNE, Inc.*	122	$3,934
Fancl Corp.	334	4,582
Foster Electric Co., Ltd.	283	4,483
FULLCAST Holdings Co., Ltd.	962	4,787
Harmonic Drive Systems, Inc.	292	3,770
Hoshizaki Electric Co., Ltd.	98	4,747
Juki Corp.*	1,608	5,015
Kobe Bussan Co., Ltd.	125	5,366
Kose Corp.	113	4,618
Kura Corp.	182	4,934
Kusuri No Aoki Co., Ltd.	95	4,663
Mabuchi Motor Co., Ltd.	58	5,010
Nihon M&A Center, Inc.	149	4,282
Nissan Chemical Industries, Ltd.	230	4,264
Outsourcing, Inc.	258	3,709
Pal Co., Ltd.	157	4,722
Pigeon Corp.	82	5,112
Roland DG Corp.	105	4,432
Saizeriya Co., Ltd.	294	4,351
Sanden Corp.	689	3,974
Sanken Electric Co., Ltd.	519	4,076
Teikoku Sen-I Co., Ltd.	222	5,442
Temp Holdings Co., Ltd.	124	4,029
Tobishima Corp.*	1,818	4,975
Topcon Corp.	205	4,813
Trancom Co., Ltd.	104	4,346

		138,010

Luxembourg — 0.6%
APERAM*	138	3,970

The accompanying notes are an integral part of the financial statements.

14

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Malaysia — 0.8%
Cahya Mata Sarawak Bhd	4,291	$5,655

Malta — 0.7%
Unibet Group PLC	86	4,956

Mexico — 2.3%
Compartamos SAB de CV	2,268	5,053
Gruma SAB de CV, Class B	524	5,756
Megacable Holdings SAB de CV	983	4,501

		15,310

Netherlands — 1.3%
BE Semiconductor Industries NV	258	4,914
TomTom NV*	574	4,170

		9,084

Norway — 1.2%
Nordic Semiconductor ASA*	694	3,910
Opera Software ASA	356	4,458

		8,368

Philippines — 1.4%
Energy Development Corp.	30,105	5,165
GT Capital Holdings, Inc.	194	4,368

		9,533

Singapore — 0.8%
Singapore Post, Ltd.	3,371	5,174

South Korea — 16.4%
CJ Korea Express Co., Ltd.*	31	5,599
Coreana Cosmetics Co., Ltd.*	1,261	4,046
DNF Co., Ltd.*	265	4,779
Fila Korea, Ltd.	44	4,595

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Halla Visteon Climate Control Corp.	88	$3,922
Hanssem Co., Ltd.	46	5,483
Huons Co., Ltd.	104	6,274
i-SENS, Inc.*	79	4,646
KEPCO Plant Service & Engineering Co., Ltd.	59	4,835
LEENO Industrial, Inc.	149	5,933
Medy-Tox, Inc.	24	5,592
Naturalendo Tech Co., Ltd.*	104	5,458
Nice Information & Telecom-munication, Inc.	199	6,039
Romanson Co., Ltd.	332	6,059
Samchuly Bicycle Co., Ltd.	199	4,131
SEWOONMEDICAL Co., Ltd.	597	4,694
Tera Semicon Co., Ltd.*	238	4,487
TES Co., Ltd.	286	4,184
Tovis Co., Ltd.	367	6,139
Vieworks Co., Ltd.	141	4,781
ViroMed Co., Ltd.*	86	4,158
Youngone Corp.	90	5,385

		111,219

Sweden — 4.2%
Axfood AB	77	4,739
BillerudKorsnas AB	325	4,740
Haldex AB	360	4,418
Net Entertainment NE AB, Class B	209	6,458
Nibe Industrier AB, Class B	144	3,822
Tethys Oil AB*	407	4,487

		28,664

The accompanying notes are an integral part of the financial statements.

15

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Switzerland — 1.5%
Forbo Holding AG	4	$4,151
U-Blox AG	44	5,948

		10,099

Taiwan — 4.1%
Chicony Electronics Co., Ltd.	1,517	4,369
Hota Industrial Manufacturing Co., Ltd.	2,804	5,024
Lu Hai Holding Corp.	2,048	4,423
Sitronix Technology Corp.	1,888	4,565
Wan Hai Lines, Ltd.	6,204	4,588
YCC Parts Manufacturing Co., Ltd.	1,676	5,157

		28,126

Thailand — 3.1%
Ananda Development PCL	44,033	5,145
Delta Electronics Thailand PCL	2,626	5,214
KCE Electronics PCL	4,255	5,224
Sappe PCL*	3,951	5,277

		20,860

Turkey — 0.6%
Petkim Petrokimya Holding AS	2,596	4,134

United Kingdom — 1.8%
Bank of Georgia Holdings PLC	111	4,552
Optimal Payments PLC*	582	4,133
Tungsten Corp. PLC*	773	3,712

		12,397

TOTAL COMMON STOCKS (Cost $608,339)		634,520

	Number of Shares	Value

EXCHANGE TRADED FUNDS — 2.4%
India — 2.4%
Market Vectors India Small-Cap Index ETF	343	$15,991

TOTAL EXCHANGE TRADED FUNDS (Cost $16,445)		15,991

REGISTERED INVESTMENT COMPANY — 12.7%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	86,563	86,563

TOTAL REGISTERED INVESTMENT COMPANY (Cost $86,563)		86,563

TOTAL INVESTMENTS - 108.5% (Cost $711,347)		737,074
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.5)%		(57,588)

NET ASSETS - 100.0%		$679,486

*	Non-income producing.

Legend:

PLC             Public Limited Company

The accompanying notes are an integral part of the financial statements.

16

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio Holdings Summary Table

October 31, 2014

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Electronic Equipment, Instruments & Components	7.8%	$49,520
Real Estate Management & Development	5.7	36,082
Pharmaceuticals	5.0	31,638
Health Care Providers & Services	5.0	31,500
Food Products	4.8	30,432
Chemicals	4.5	28,854
Health Care Equipment & Supplies	4.2	26,291
Capital Markets	3.4	21,499
Textiles, Apparel & Luxury Goods	3.3	21,150
Semiconductors & Semiconductor Equipment	3.3	20,881
Commercial Services & Supplies	3.3	20,737
Auto Components	3.1	19,325
Independent Power Producers & Energy Traders	2.5	15,761
Media	2.5	15,523
Household Durables	2.3	14,835
Hotels, Restaurants & Leisure	2.3	14,700
Personal Products	2.3	14,685
Transportation Infrastructure	2.2	13,800
Construction & Engineering	1.9	11,954
Water Utilities	1.8	11,578
Road & Rail	1.7	10,564

	% of Net Assets	Value
Specialty Retail	1.6%	$10,427
Biotechnology	1.6	10,290
Machinery	1.5	9,602
Software	1.4	8,931
Leisure Equipment & Products	1.4	8,785
Construction Materials	1.0	6,026
Air Freight & Logistics	1.0	6,022
IT Services	0.9	5,887
Building Products	0.9	5,848
Commercial Banks	0.9	5,676
Diversified Telecommunication Services	0.9	5,532
Metals & Mining	0.9	5,465
Industrial Conglomerates	0.9	5,410
Diversified Consumer Services	0.8	5,301
Insurance	0.8	5,283
Marine	0.8	5,114
Aerospace & Defense	0.8	4,891
Diversified Financial Services	0.8	4,886
Consumer Finance	0.7	4,652
Computers & Peripherals	0.7	4,263
Paper & Forest Products	0.7	4,220
Internet & Catalog Retail	0.7	4,219
Exchange Traded Funds	2.1	13,613
Registered Investment Company	9.4	59,622
Liabilities in Excess of Other Assets	(6.1)	(38,860)

NET ASSETS	100.0%	$632,414

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

17

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 94.6%
Brazil — 3.7%
GAEC Educacao SA	417	$5,301
Linx SA	195	4,051
Qualicorp SA*	500	5,085
Sao Martinho SA	293	4,612
Smiles SA	261	4,508

		23,557

China — 17.0%
ANTA Sports Products, Ltd.	2,334	4,581
AviChina Industry & Technology Co., Ltd., Class H	6,421	4,891
China Animal Healthcare, Ltd.	7,169	5,918
China Creative Home Group, Ltd.	19,536	4,859
China Medical System Holdings, Ltd.	3,240	5,974
China Singyes Solar Technologies Holdings, Ltd.	3,211	6,149
China Zhongwang Holdings, Ltd.	10,376	5,465
CT Environmental Group, Ltd.	5,298	5,658
Dynagreen Environmental Protection Group Co., Ltd., Class H*	7,002	4,939
Guotai Junan International Holdings, Ltd.	7,366	5,145
Hollysys Automation Technologies, Ltd.*	213	5,225
Huadian Fuxin Energy Corp, Ltd., Class H	9,739	5,603

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Jintian Pharmaceutical Group, Ltd.	12,884	$5,097
Luye Pharma Group, Ltd.*	3,525	5,088
Sinotrans Ltd., Class H	7,589	6,022
Sunac China Holdings, Ltd.	6,109	5,289
Tianjin Capital Environmental Protection Group Co, Ltd., Class H	6,981	4,972
Wasion Group Holdings, Ltd.	5,833	6,088
Wisdom Holdings Group	7,653	5,923
Wuzhou International Holdings, Ltd.	19,059	4,660

		107,546

Hong Kong — 6.9%
Blue Sky Power Holdings, Ltd.*	106,796	5,581
China Traditional Chinese Medicine Co., Ltd.*	8,958	5,050
China Water Affairs Group, Ltd.	11,626	5,920
EVA Precision Industrial Holdings, Ltd.	20,348	5,439
Hua Han Bio-Pharmaceutical Holdings, Ltd., Class H	14,254	5,094
Lijun International Pharmaceutical Holding Co., Ltd.	9,273	4,514
PAX Global Technology, Ltd.*	6,601	7,090
Shenzhen International Holdings Ltd.	3,219	5,116

		43,804

The accompanying notes are an integral part of the financial statements.

18

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
India — 0.7%
MakeMyTrip, Ltd.*	140	$4,219

Indonesia — 2.6%
Pembangunan Perumahan Persero Tbk PT	26,668	5,805
Siloam International Hospitals Tbk PT*	4,212	4,801
Wijaya Karya Beton Tbk PT*	63,090	6,026

		16,632

Malaysia — 1.7%
Cahya Mata Sarawak Bhd	4,105	5,410
Eastern & Oriental Bhd	5,803	4,942

		10,352

Mexico — 4.7%
Compartamos SAB de CV	2,088	4,652
Gruma SAB de CV, Class B	465	5,108
Grupo Aeroportuario del Pacifico SAB de CV, Class B	693	4,733
Grupo Financiero Interacciones SA de CV, Class O	654	5,341
Infraestructura Energetica Nova SAB de CV	807	4,924
Megacable Holdings SAB de CV	1,112	5,092

		29,850

Philippines — 4.1%
Bloomberry Resorts Corp.*	15,253	5,277
D&L Industries, Inc.	19,304	5,889
Energy Development Corp.	30,507	5,234
GT Capital Holdings, Inc.	217	4,886

	Number of Shares	Value

COMMON STOCKS — (Continued)
Philippines — (Continued)
Jollibee Foods Corp.	1,037	$4,529

		25,815

South Africa — 8.3%
Brait SE*	880	6,615
Capitec Bank Holdings, Ltd.	215	5,676
Coronation Fund Managers, Ltd.	508	4,398
Mondi, Ltd.	252	4,220
Mr. Price Group, Ltd.	270	5,590
Netcare, Ltd.	2,027	6,132
Omnia Holdings, Ltd.	222	4,428
Rand Merchant Insurance Holdings, Ltd.	1,482	5,283
Super Group, Ltd.*	1,690	4,837
Telkom SA SOC, Ltd.*	1,041	5,532

		52,711

South Korea — 22.4%
AK Holdings, Inc.	66	4,398
Bioland, Ltd.	230	5,278
Byucksan Corp.	985	5,848
CJ Korea Express Co., Ltd.*	31	5,599
Coreana Cosmetics Co., Ltd.*	1,389	4,456
Cosmax, Inc.*	49	4,951
Farmsco*	365	5,735
Halla Visteon Climate Control Corp.	96	4,278
Hansae Co., Ltd.	154	5,274
Hanssem Co., Ltd.	47	5,602
i-SENS, Inc.*	78	4,587
KEPCO Plant Service & Engineering Co., Ltd.	64	5,245
LEENO Industrial, Inc.	155	6,172

The accompanying notes are an integral part of the financial statements.

19

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments (Continued)

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Lutronic Corp.*	236	$5,779
MDS Technology Co., Ltd.	245	4,880
Naturalendo Tech Co., Ltd.*	115	6,035
Nice Information & Telecommunication, Inc.	194	5,887
OCI Materials Co., Ltd.	106	5,047
Romanson Co., Ltd.	314	5,731
Samchuly Bicycle Co., Ltd.	218	4,526
Samlip General Foods Co., Ltd.	36	5,678
SEWOONMEDICAL Co., Ltd.	668	5,252
Suprema, Inc.*	162	4,559
Tera Semicon Co., Ltd.*	273	5,147
Vieworks Co., Ltd.	166	5,628
ViroMed Co., Ltd.*	88	4,255
Youngone Corp.	93	5,564

		141,391

Taiwan — 9.0%
Advantech Co., Ltd.	1	4
Charoen Pokphand Enterprise	5,275	4,363
Chicony Electronics Co., Ltd.	1,479	4,259
Flytech Technology Co., Ltd.	1	2
Giant Manufacturing Co., Ltd.	526	4,259
Hota Industrial Manufacturing Co., Ltd.	2,698	4,834
Kinpo Electronics*	10,019	4,374
Lu Hai Holding Corp.	2,301	4,970
Realtek Semiconductor Corp.	1,350	4,475

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — (Continued)
Sitronix Technology Corp.	2,104	$5,087
Swancor Ind Co., Ltd.	1,140	4,474
Wan Hai Lines, Ltd.	6,915	5,114
WT Microelectronics Co., Ltd.	3,192	5,097
YCC Parts Manufacturing Co., Ltd.	1,704	5,243

		56,555

Thailand — 10.7%
Ananda Development PCL	49,052	5,731
Bangkok Chain Hospital PCL	15,392	4,606
BTS Group Holdings PCL	15,687	4,965
Bumrungrad Hospital PCL	1,415	5,779
Delta Electronics Thailand PCL	2,683	5,327
Hana Microelectronics PCL	4,504	6,016
Hemaraj Land And Development PCL	34,198	5,023
KCE Electronics PCL	4,040	4,960
Minor International PCL	4,588	4,894
Quality Houses PCL	38,346	5,068
Samart Corp. PCL	5,083	5,156
Sappe PCL*	3,696	4,936
Supalai PCL	6,783	5,369

		67,830

Turkey — 2.0%
Petkim Petrokimya Holding AS	2,900	4,618
TAV Havalimanlari Holding AS	471	3,951

The accompanying notes are an integral part of the financial statements.

20

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments (Concluded)

October 31, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Turkey — (Continued)
Turk Traktor ve Ziraat Makineleri AS	132	$4,163

		12,732

United States — 0.8%
Access Bio, Inc.*	365	5,045

TOTAL COMMON STOCKS (Cost $567,339)		598,039

EXCHANGE TRADED FUNDS — 2.1%
India — 2.1%
Market Vectors India Small-Cap Index ETF	292	13,613

TOTAL EXCHANGE TRADED FUNDS (Cost $13,855)		13,613

	Number of Shares	Value

WARRANTS — 0.0%
Thailand — 0.0%
Minor International PCL Expires 11/17/17	218	$—

TOTAL WARRANTS (Cost $ — )		—

REGISTERED INVESTMENT COMPANY — 9.4%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	59,622	59,622

TOTAL REGISTERED INVESTMENT COMPANY (Cost $59,622)		59,622

TOTAL INVESTMENTS - 106.1% (Cost $640,816)		671,274
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.1)%		(38,860)

NET ASSETS - 100.0%		$632,414

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

21

WHV/EAM FUNDS

Statements of Assets and Liabilities

October 31, 2014

(Unaudited)

	WHV/EAM International Small Cap Equity Fund	WHV/EAM Emerging Markets Small Cap Equity Fund
Assets
Investments, at value (Cost $711,347 and $640,816, respectively)	$737,074	$671,274
Foreign currency (Cost $405 and $465, respectively)	410	462
Receivable for investments sold	13,335	14,859
Dividends and interest receivable	472	264
Receivable from Investment Adviser	30,300	30,408
Prepaid expenses and other assets	812	855

Total assets	782,403	718,122

Liabilities
Payable for investments purchased	27,114	10,202
Payable for transfer agent fees	23,158	23,158
Payable for administration and accounting fees	14,122	14,125
Payable for custodian fees	8,252	8,252
Payable for audit fees	8,101	8,101
Payable for Trustees and Officers	5,678	5,678
Payable for printing fees	4,629	4,534
Payable for legal fees	4,373	4,384
Accrued expenses	7,490	7,274

Total liabilities	102,917	85,708

Net Assets	$679,486	$632,414

Net Assets Consist of:
Capital stock, $0.01 par value	$695	$636
Paid-in capital	693,418	642,557
Accumulated net investment income	99	787
Accumulated net realized loss from investments	(40,416)	(41,983)
Net unrealized appreciation on investments and foreign currency transactions	25,690	30,417

Net Assets	$679,486	$632,414

The accompanying notes are an integral part of the financial statements.

22

WHV/EAM FUNDS

Statements of Assets and Liabilities (Concluded)

October 31, 2014

(Unaudited)

	WHV/EAM International Small Cap Equity Fund	WHV/EAM Emerging Markets Small Cap Equity Fund
Class A:
Net asset value, offering and redemption price per share ($130,242 /13,317 shares) and ($149,218 / 15,029 shares), respectively	$9.78	$9.93

Maximum offering price per share (100/94.25 of $9.78 and 100/94.25 of $9.93)	$10.38	$10.54

Class I:
Net asset value, offering and redemption price per share ($549,244 / 56,134 shares) and ($483,196 / 48,582 shares), respectively	$9.78	$9.95

The accompanying notes are an integral part of the financial statements.

23

WHV/EAM FUNDS

Statements of Operations

For the Period Ended October 31, 2014*

(Unaudited)

	WHV/EAM International Small Cap Equity Fund	WHV/EAM Emerging Markets Small Cap Equity Fund
Investment Income
Dividends	$2,958	$4,557
Less: foreign taxes withheld	(265)	(553)

Total investment income	2,693	4,004

Expenses
Advisory fees (Note 2)	2,066	2,669
Transfer agent fees (Note 2)	34,886	34,886
Administration and accounting fees (Note 2)	34,121	34,121
Custodian fees (Note 2)	14,563	14,563
Audit fees	8,101	8,101
Trustees’ and officers’ fees (Note 2)	5,692	5,692
Printing and shareholder reporting fees	4,629	4,629
Registration and filing fees	1,490	1,490
Distribution fees (Class A) (Note 2)	79	98
Legal fees	6,712	6,713
Other expenses	6,714	6,719

Total expenses before waivers and reimbursements	119,053	119,681

Less: waivers and reimbursements (Note 2)	(116,459)	(116,464)

Net expenses after waivers and reimbursements	2,594	3,217

Net investment income	99	787

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(39,849)	(40,986)
Net realized loss from foreign currency transactions	(567)	(997)
Net change in unrealized appreciation on investments	25,727	30,458
Net change in unrealized depreciation on foreign currency transactions	(37)	(41)

Net realized and unrealized loss on investments	(14,726)	(11,566)

Net decrease in net assets resulting from operations	$(14,627)	$(10,779)

*	The Funds commenced operations on May 27, 2014.

The accompanying notes are an integral part of the financial statements.

24

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Statement of Changes in Net Assets

For the Period Ended October 31, 2014 (Unaudited)*
Increase/(decrease) in net assets from operations:
Net investment income	$99
Net realized loss from investments and foreign currency transactions	(40,416)
Net change in unrealized appreciation from investments and foreign currency transactions	25,690

Net decrease in net assets resulting from operations	(14,627)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	694,113

Total increase in net assets	679,486

Net assets
Beginning of period	—

End of period	$679,486

Accumulated net investment income, end of period	$99

*	The Fund commenced operations on May 27, 2014.

The accompanying notes are an integral part of the financial statements.

25

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Statement of Changes in Net Assets

For the Period Ended October 31, 2014 (Unaudited)*
Increase/(decrease) in net assets from operations:
Net investment income	$787
Net realized loss from investments and foreign currency transactions	(41,983)
Net change in unrealized appreciation from investments and foreign currency transactions	30,417

Net decrease in net assets resulting from operations	(10,779)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	643,193

Total increase in net assets	632,414

Net assets
Beginning of period	—

End of period	$632,414

Accumulated net investment income, end of period	$787

*	The Fund commenced operations on May 27, 2014.

The accompanying notes are an integral part of the financial statements.

26

WHV/EAM INTERNATIONAL SMALL CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Period May 27, 2014* to October 31, 2014 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment loss(1)	(0.01)
Net realized and unrealized loss on investments	(0.21)

Net decrease in net assets resulting from operations	(0.22)

Redemption fees	—	(2)

Net asset value, end of period	$9.78

Total investment return(3)	(2.20)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$130
Ratio of expenses to average net assets	1.65	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment(5)	58.65	%(4)
Ratio of net investment income to average net assets	(0.15	%)(4)
Portfolio turnover rate	88.00	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

27

WHV/EAM INTERNATIONAL SMALL CAP EQUITY FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Period May 27, 2014* to October 31, 2014 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income(1)	0.00	(2)
Net realized and unrealized loss on investments	(0.22)

Net decrease in net assets resulting from operations	(0.22)

Redemption fees	—	(2)

Net asset value, end of period	$9.78

Total investment return(3)	(2.20)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$549
Ratio of expenses to average net assets	1.40	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment(5)	67.89	%(4)
Ratio of net investment income to average net assets	0.10	%(4)
Portfolio turnover rate	88.00	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

28

WHV/EAM EMERGING MARKETS SMALL CAP EQUITY FUNDS

Financial Highlights

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Period May 27, 2014* to October 31, 2014 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income(1)	0.01
Net realized and unrealized loss on investments	(0.08)

Net decrease in net assets resulting from operations	(0.07)

Net asset value, end of period	$9.93

Total investment return(2)	(0.70)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$149
Ratio of expenses to average net assets	2.00	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	58.88	%(3)
Ratio of net investment income to average net assets	0.25	%(3)
Portfolio turnover rate	91.00	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

29

WHV/EAM EMERGING MARKETS SMALL CAP EQUITY FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Period May 27, 2014* to October 31, 2014 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income(1)	0.02
Net realized and unrealized loss on investments	(0.07)

Net decrease in net assets resulting from operations	(0.05)

Net asset value, end of period	$9.95

Total investment return(2)	(0.50)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$483
Ratio of expenses to average net assets	1.75	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	69.63	%(3)
Ratio of net investment income to average net assets	0.50	%(3)
Portfolio turnover rate	91.00	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

30

WHV/EAM FUNDS

Notes to Financial Statements

October 31, 2014

(Unaudited)

1. Organization and Significant Accounting Policies

The WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund (each a “Fund” and together the “Funds”) are diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on May 27, 2014. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds offer separate classes of shares, Class A and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $1 million or more of Class A Shares of each Fund (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $1 million or more where Foreside Funds Distributors LLC (the “Underwriter”) did not pay a commission to the selling broker-dealer.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost which approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV”

31

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing each Fund’s investments carried at fair value:

WHV/EAM International Small Cap Equity Fund	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$40,543	$—	$40,543	$—
Austria	4,554	—	4,554	—
Brazil	12,861	12,861	—	—
Canada	21,417	21,417	—	—
China	59,377	4,681	54,696	—
Denmark	5,388	—	5,388	—
Germany	10,051	—	10,051	—
Hong Kong	33,151	—	33,151	—
Indonesia	9,309	4,129	5,180	—
Israel	12,841	8,463	4,378	—
Italy	9,469	—	9,469	—
Japan	138,010	—	138,010	—
Luxembourg	3,970	—	3,970	—
Malaysia	5,655	—	5,655	—

32

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

WHV/EAM International Small Cap Equity Fund	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
(Continued)
Malta	$4,956	$4,956	$—	$—
Mexico	15,310	15,310	—	—
Netherlands	9,084	—	9,084	—
Norway	8,368	—	8,368	—
Philippines	9,533	—	9,533	—
Singapore	5,174	—	5,174	—
South Korea	111,219	—	111,219	—
Sweden	28,664	4,739	23,925	—
Switzerland	10,099	4,151	5,948	—
Taiwan	28,126	—	28,126	—
Thailand	20,860	5,277	15,583	—
Turkey	4,134	—	4,134	—
United Kingdom	12,397	—	12,397	—
Exchange Traded Fund	15,991	15,991	—	—
Registered Investment Company	86,563	86,563	—	—

Total Investments in Securities	$737,074	$188,538	$548,536	$—

WHV/EAM Emerging Markets Small Cap Equity Fund	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$23,557	$23,557	$—	$—
China	107,546	10,164	97,382	—
Hong Kong	43,804	—	43,804	—
India	4,219	4,219	—	—
Indonesia	16,632	4,801	11,831	—
Malaysia	10,352	—	10,352	—
Mexico	29,850	29,850	—	—
Philippines	25,815	—	25,815	—
South Africa	52,711	18,946	33,765	—
South Korea	141,391	—	141,391	—

33

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

WHV/EAM Emerging Markets Small Cap Equity Fund	Total Value at 10/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
(Continued)
Taiwan	$56,555	$—	$56,555	$—
Thailand	67,830	10,952	56,878	—
Turkey	12,732	4,163	8,569	—
United States	5,045	—	5,045	—
Exchange Traded Fund	13,613	13,613	—	—
Warrants	—	—	—	—
Registered Investment Company	59,622	59,622	—	—

Total Investments in Securities	$671,274	$179,887	$491,387	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when

34

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended October 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance under U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment

35

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, each Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Emerging Markets Risk — Each Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets

36

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

2. Transactions with Affiliates and Related Parties

WHV serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.15% and 1.50% for the WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund, respectively, of each Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the WHV/EAM International Small Cap Equity Fund and the WHV/EAM Emerging Markets Small Cap Equity Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding 12b-1 fees and any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.65% and 2.00% with respect to Class A Shares (on an annual basis), respectively, and 1.40% and 1.75% with respect to Class I Shares (on an annual basis), respectively, of average daily net assets of each Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017 unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for a Fund. No recoupment by the Adviser will occur unless a Fund’s expenses are below the respective Expense Limitation.

For the period ended October 31, 2014, investment advisory fees accrued were $2,066 and $2,669 for the WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund, respectively. For the period ended October 31, 2014, the Adviser waived investment advisory fees of $2,066 and $2,669 and reimbursed fees of $84,009 and $83,411 for the WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund, respectively.

As of October 31, 2014, the amounts of potential recoupment by the Adviser for each Fund was as follows:

Expiration April 30, 2017
WHV/EAM International Small Cap Equity Fund	$86,075
WHV/EAM Emerging Markets Small Cap Equity Fund	86,080

EAM Global Investors, LLC (“EAM Global” or “Sub-Adviser”) serves as the sub-adviser to the Funds. The Sub-Adviser provides certain services pursuant to a sub-advisory agreement among WHV, the Sub-Advisor and the Trust, on behalf of the Funds. Sub-Advisory fees are paid by WHV, not the Funds.

37

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees. For the period ended October 31, 2014, BNY Mellon accrued administration and accounting fees totaling $34,121 and $34,121 and waived fees totaling $17,725 and $17,725 for the WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund, respectively.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses. For the period ended October 31, 2014, BNY Mellon accrued transfer agent fees totaling $34,886 and $34,866 and waived fees totaling $9,496 and $9,496 for the WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund, respectively.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee subject to certain minimum and out of pocket expenses. For the period ended October 31, 2014, the Custodian accrued custodian fees totaling $14,563 and $14,563 and waived fees totaling $3,163 and $3,163 for the WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund, respectively.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived if each Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (“the Underwriter”) provides principal underwriting services to the Funds.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, each Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees for their services as a Trustee. The remuneration paid to the Trustees by the Funds during the period ended October 31, 2014, was $14 for both WHV/EAM International Small Cap Equity Fund

38

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

and Emerging Markets Small Cap Equity Fund. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Funds or the Trust.

3. Investment in Securities

For the period from May 27, 2014 (commencement of operations) through October 31, 2014, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Funds were as follows:

	Purchases	Sales
WHV/EAM International Small Cap Equity Fund	$991,353	$326,958
WHV/EAM Emerging Markets Small Cap Equity Fund	935,794	313,852

4. Capital Share Transactions

For the period from May 27, 2014 (commencement of operations) through October 31, 2014, transactions in capital shares (authorized shares unlimited) were as follows:

	WHV/EAM International Small Cap Equity Fund*
	For the Period Ended October 31, 2014 (Unaudited)
	Shares	Amount
Class A Shares
Sales	13,317	$135,000

Net increase	13,317	$135,000

Class I Shares
Sales	56,138	$559,147
Redemptions	(4)	(34)

Net increase	56,134	$559,113

Total net increase	69,451	$694,113

39

WHV/EAM FUNDS

Notes to Financial Statements (Continued)

October 31, 2014

(Unaudited)

	WHV/EAM Emerging Markets Small Cap Equity Fund*
	For the Period Ended October 31, 2014 (Unaudited)
	Shares	Amount
Class A Shares
Sales	15,029	$155,000

Net increase	15,029	$155,000

Class I Shares
Sales	48,586	$488,228
Redemptions	(4)	(35)

Net increase	48,582	$488,193

Total net increase	63,611	$643,193

*	There is a 2.00% redemption fee that may be charged on shares redeemed which have been held for 60 days or less. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of October 31, 2014, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
WHV/EAM International Small Cap Equity Fund	$711,347	$40,174	$(14,447)	$25,727
WHV/EAM Emerging Markets Small Cap Equity Fund	640,816	43,235	(12,777)	30,458

40

WHV/EAM FUNDS

Notes to Financial Statements (Concluded)

October 31, 2014

(Unaudited)

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

41

WHV/EAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 948-4685 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory and Sub-Advisory Agreements

At an in-person meeting held on March 20-21, 2014, the Board of Trustees (“Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the following agreements for an initial two-year period: (a) an advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the WHV/EAM Emerging Markets Small Cap Equity Fund (“WHV/EAM Emerging Markets Fund”) and WHV/EAM International Small Cap Equity Fund (“WHV/EAM International Fund” and together with the WHV/EAM Emerging Markets Fund the “Funds,” each a “Fund”), and WHV Investments, Inc. (“WHV”); and (b) a sub-advisory agreement (the “Prior EAM Agreement”) among WHV, EAM Global Investors, LLC (“EAM Global” or the “Sub-Adviser”) and the Trust, on behalf of the Funds. The Advisory Agreement and Prior Sub-Advisory Agreement were executed on May 27, 2014, prior to the Funds’ commencement.

Subsequently, on August 4, 2014, Northern Lights Capital Partners, LLC (“NLCP”), the parent company of Northern Lights Capital Group, LLC (“NLCG”) and an indirect minority owner of EAM Global via NLCG, entered into an agreement to combine its businesses with those of Treasury Group, Ltd. (“Treasury Group”), an Australian corporation publicly traded on the Australian Stock Exchange (the “NL-Treasury Transaction”), which was completed on November 25, 2014. Because consummation of the Transaction constituted a change in control (the “Change of Control”) of the Sub-Adviser, under the 1940 Act, the Transaction resulted in the assignment and automatic termination of the Prior Sub-Advisory Agreement.

42

WHV/EAM FUNDS

Other Information (Continued)

(Unaudited)

Accordingly, at an in-person meeting held on September 22-23, 2014, the Board considered and approved two new sub-advisory agreements with the Sub-Adviser: (i) an interim sub-advisory agreement (“Interim EAM Agreement”) in connection with the Change of Control and (ii) a new sub-advisory agreement (“New EAM Agreement”) which would supersede the Interim Agreement upon approval by shareholders.

The Sub-Adviser continued to provide services to the Funds under the Prior EAM Agreement prior to the consummation of the Transaction. Upon closing of the Transaction on November 25, 2014, the Prior EAM Agreement was superseded by the Interim EAM Agreement, which was superseded by the New EAM Agreement upon approval by shareholders on December 1, 2014.

Below is a discussion regarding the Board’s considerations in approving (i) the Advisory Agreement and Prior Sub-Advisory Agreement at the March 20-21, 2014 in-person meeting and (ii) the Interim Agreement and New Agreement at the September 22-23, 2014 in-person meeting. In connection with the Board’s consideration of the Interim and New EAM Agreements, the Board also relied on its deliberations on the Prior EAM Agreement at the September 22-23, 2014 meeting. Each of the Advisory Agreement, Prior EAM Agreement, Interim EAM Agreement and New EAM Agreement are herein referred to as an “Agreement,” and collectively, the “Agreements.”

Before considering the Interim EAM Agreement and New EAM Agreement, the Board, including the Independent Trustees, requested information about the Sub-Adviser, the Transaction, the Change of Control and any anticipated impact of the Transaction or the Change of Control on the Fund and its shareholders. In determining whether to approve the Prior EAM Agreement, Interim EAM Agreement and New EAM Agreement, the Trustees considered information provided by EAM Global in conjunction with the September 22-23, 2014 in-person meeting. At the meeting, the Board, including a majority of the Independent Trustees, unanimously approved the Interim EAM Agreement and New EAM Agreement.

In determining whether to approve the Agreements, the Trustees considered information provided by WHV and EAM Global in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that WHV and EAM Global provided regarding (i) the services performed or to be performed for the Funds, (ii) the size and qualifications of WHV’s and EAM Global’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Funds, (iv) investment performance, (v) the capitalization and financial condition of WHV and EAM Global, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on WHV’s or EAM Global’s ability to service the Funds, (x) compliance with the Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements, and (xi) the Change of Control and the impact of the resulting change of control on the services provided by EAM Global. WHV and EAM Global also provided their most recent

43

WHV/EAM FUNDS

Other Information (Continued)

(Unaudited)

Form ADV for the Trustees’ review and consideration. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Interim EAM Agreement and New EAM Agreement.

At the in-person meeting on September 22-23, 2014, representatives from WHV and EAM Global joined the meeting via teleconference and discussed the Change of Control, including the background of and reasons for the Change of Control. They also discussed EAM Global’s history, performance, investment strategy, and compliance program in connection with the proposed New EAM Agreement. Representatives of EAM Global responded to questions from the Board. In connection with the Trustees’ review of the Interim EAM Agreement and New EAM Agreement, the representatives from EAM Global emphasized that: (i) it expected that there will be no changes as a result of the Change of Control in the nature, quality, or extent of services currently provided to each Fund and its shareholders, including investment management, distribution, or other shareholder services; (ii) no material adverse effects on EAM Global’s financial condition; and (iii) no material changes in personnel or operations are contemplated. At the in-person meeting held on March 20-21, 2014, representatives from WHV and EAM Global attended the meeting both in person and telephonically and discussed the firms’ histories, performance and investment strategies in connection with the Trustees’ review of the Advisory Agreement and Prior EAM Agreement.

Consideration of the Advisory Agreement, Prior EAM Agreement, Interim EAM Agreement and New EAM Agreement. In addition to the information provided by WHV and EAM Global as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, the Trustees determined that the overall arrangements with WHV and EAM Global with respect to the WHV/EAM Funds, as provided in the Agreements, including the proposed advisory and sub-advisory fees, are fair and reasonable in light of the services to be performed, expenses incurred and such other matters as the Trustees considered relevant. Factors evaluated included: (i) the terms and conditions of the Interim EAM Agreement and New EAM Agreement, including that the contractual fees to be paid by WHV to EAM Global with respect to the Funds under the Interim EAM Agreement and New EAM Agreement will remain the same; (ii) the Board’s review of the Prior EAM Agreement at the in-person meeting on March 20-21, 2014 as required by the 1940 Act and their determination at that time that (a) EAM Global had the capabilities, resources, and personnel necessary to provide the satisfactory sub-advisory services to the Funds and (b) the sub-advisory fees to be paid by WHV to EAM Global with respect to the Funds, represent reasonable compensation to EAM Global in light of the services provided, the costs to EAM Global of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of their reasonable judgment; and (iii) the operations of EAM Global are not currently expected to change as a result of the Change of Control. Certain of these considerations are discussed in more detail below.

44

WHV/EAM FUNDS

Other Information (Continued)

(Unaudited)

In making their decision relating to the approval of the Agreements, the Trustees gave attention to the information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the Agreements.

Nature, Extent, and Quality of Services. The Trustees considered the services provided or to be provided by WHV and EAM Global to each Fund and its shareholders. In evaluating the quality of services to be provided by WHV and EAM Global, the Board took into account its familiarity with WHV’s senior management through Board meetings, discussions and reports during the preceding year in connection with WHV’s role as investment adviser to certain other series of the Trust. The Trustees also took into account the compliance policies and procedures of WHV and EAM, and reports regarding WHV’s and EAM’s compliance operations from the Trust’s Chief Compliance Officer. In reviewing the nature, extent, and quality of services, the Board considered that the Interim EAM Agreement and New EAM Agreement will be substantially similar to the Prior EAM Agreement. The Trustees considered WHV’s and EAM Global’s personnel and the depth of such personnel who possess the experience to provide investment management services to the Funds. Based on the information provided by WHV and EAM Global, including that no material changes are expected as a result of the Change of Control in EAM Global’s personnel or operations, the Trustees concluded that (i) the nature, extent and quality of the services provided by WHV and EAM Global are appropriate and consistent with the terms of the respective Agreements, (ii) the quality of those services are consistent with industry norms, (iii) each Fund is likely to benefit from the provision or continued receipt of those services, (iv) WHV and EAM Global have sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and has demonstrated their continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to each Fund and its shareholders is likely to continue under the Interim EAM Agreement and New EAM Agreement.

Investment Performance. The Board considered the overall investment performance of EAM Global and the Funds since the Funds’ inception on June 2, 2014. Trustees gave appropriate consideration to their review of investment performance presented in connection with the approval of the Interim EAM Agreement and New EAM Agreement at the September 22-23, 2014 in-person meeting and the approval of EAM Global’s sub-advisory agreement at the March 20-21, 2014 in-person meeting. At the September 22-23, 2014 in-person meeting, the Trustees reviewed the historical performance charts for the since inception period ended June 30, 2014 for (i) the Funds; (ii) the Russell Global Ex-U.S. Small Cap Growth Index, benchmark for the WHV/EAM International Small Cap Equity Fund; (iii) the Russell Small Cap Emerging Markets Growth Index, benchmark for the WHV/EAM Emerging Markets Small Cap Equity Fund; (iv) the median of the Lipper Emerging Markets Fund category, the WHV/EAM Emerging Markets Fund’s applicable Lipper peer group; and (v) the median of the Lipper International Small-/Mid-Cap Growth Fund category, the WHV/EAM International Small Cap Equity Fund’s applicable Lipper peer group. The Trustees noted that the WHV/EAM Emerging Markets Small Cap Equity Fund underperformed the median of its Lipper peer group, the WHV/EAM International Small Cap Equity Fund outperformed the median of its Lipper peer group and that each Fund had outperformed its respective benchmark for the since

45

WHV/EAM FUNDS

Other Information (Continued)

(Unaudited)

inception period ended June 30, 2014. The Trustees also received performance information for the one-year, three-year and since inception periods ended June 30, 2014, as applicable, for the Funds’ respective benchmarks as compared to the International Small Cap Composite (“International Composite”) and the Emerging Markets Small Cap Composite (“Emerging Markets Composite”), which each consist of one account managed by the same investment team and with the same investment objective and strategies as the WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund, respectively. The Trustees noted that the International Composite and the Emerging Markets Composite outperformed the respective benchmarks for the WHV/EAM Funds for all periods.

At the March 20-21, 2014 in-person meeting, the Trustees reviewed the performance information for the International Composite and the Emerging Markets Composite as compared to each Composite’s relative benchmark, the Russell Small Cap Emerging Markets Growth Index and Russell Global Ex-U.S. Small Cap Growth Index, as well as the median of the eVestment Emerging Markets Small Cap Equity and eVestment ACWI ex-U.S. Small Cap Equity separate account universes on an annualized one year basis and since inception basis. The Trustees noted that the International Composite outperformed its benchmark and the median of the eVestment ACWI ex-U.S. Small Cap Equity separate account universe for the year ended December 31, 2013. The Trustees noted that the EAM Emerging Markets Composite outperformed its benchmark and the median of eVestment Emerging Markets Small Cap Equity separate account universe for the year ended December 31, 2013. They concluded that the performance of each Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies as measured by the information presented by EAM Global. The Board also concluded that neither the Change of Control nor the Interim EAM Agreement and New EAM Agreement would likely have an adverse effect on the investment performance of the Funds because (i) EAM Global does not currently expect the Change of Control to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory, and (ii) as discussed in more detail below, the Funds’ expenses are not expected to increase as a result of the Change of Control.

Comparative Expenses. WHV and EAM Global provided information regarding the proposed advisory and sub-advisory fees and an analysis of these fees in relation to the delivery of services to the Funds and any other ancillary benefit resulting from WHV’s and EAM Global’s relationship with the Funds. The Trustees considered that the advisory fee rate payable by each Fund to WHV would not change. The Trustees noted that the proposed sub-advisory fees under the New EAM Agreement with respect to each Fund would be paid by WHV out of the advisory fees it receives from a Fund. The Trustees considered that the separately managed account in both the International Composite and the Emerging Markets Composite was not charged a management fee since the seed capital for each account was provided by a capital partner of EAM Investors, LLC (“EAM”), a registered investment adviser that wholly owns and controls EAM Global. The Trustees received a peer comparison which showed the median gross advisory fees and net total expenses for load, no load and institutional share classes of funds in the Lipper International Small Cap Fund category, Lipper International Small-/Mid-Cap Core Fund and Lipper

46

WHV/EAM FUNDS

Other Information (Continued)

(Unaudited)

Emerging Markets Fund Category. The Trustees reviewed the services provided to the Funds by WHV and EAM Global as compared to services provided by other advisers and sub-advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. On the basis of these considerations, together, with the other information it considered, the Board determined that the advisory and sub-advisory fees to be received by WHV and EAM Global under the Agreements are reasonable in light of the services to be provided. The Trustees considered whether the Change of Control would impact the services currently being provided to the Funds. Based on the information provided at the meeting, the Trustees concluded that there would not be any material impact on the expenses of the Funds and services provided to the Funds as a result of the Change of Control.

Management Profitability. The Trustees also considered the costs of the services provided by WHV and EAM Global, the compensation and benefits to be received by WHV and EAM Global in providing services to the Funds, as well as their profitability. The Trustees were provided with the most recent audited financial statements of WHV, as well as the most recent profit and loss statement and balance sheet of EAM Global’s parent, EAM. In addition, the Trustees considered any direct or indirect revenues received by affiliates of WHV and EAM Global. In considering the profitability to EAM Global of its relationship with the Funds, the Board noted that the sub-advisory fees under the Prior EAM Agreement and New EAM Agreement would be paid by WHV out of the advisory fees it receives under an advisory agreement with the Funds and, in addition, are negotiated at arm’s length. As a consequence, the profitability to EAM Global of its relationship with each Fund was not a substantial factor in the Board’s deliberations.

Economies of Scale. For similar reasons, the Board did not consider the potential economies of scale in EAM Global’s management of the Funds to be a substantial factor in its consideration. The Trustees concluded that they would have the opportunity to periodically reexamine whether a Fund has achieved economies of scale, and the appropriateness of management fees payable to WHV and fees payable by WHV to EAM Global, in the future. With respect to advisory fees, the Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Funds for the benefit of fund shareholders, but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

Conclusion. After consideration of all the factors, taking into consideration the information presented at the meetings and deliberating in executive session, the entire Board, including the Independent Trustees, unanimously approved the Agreements. The Board concluded that the advisory and sub-advisory fee rate under the Agreements were reasonable in relation to the services provided or to be provided and that execution of such Agreements is in the best interests of the shareholders of the Funds. The Trustees also concluded that the advisory and sub-advisory fees are at acceptable levels in light of the quality of services provided to the Funds; that the advisory fee schedule would not be increased and would stay

47

WHV/EAM FUNDS

Other Information (Concluded)

(Unaudited)

the same for the Funds; that the total expense ratio had not changed materially; and that EAM Global had represented that the overall expenses for the Funds are not expected to be adversely affected by the Change of Control. The Trustees also noted that WHV had no present intention to alter any expense limitation or reimbursement currently in effect for the Funds. On that basis, the Trustees concluded that the proposed advisory and sub-advisory fees for the Funds are acceptable. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

48

WHV/EAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (888) 948-4685.

49

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Investment Adviser

WHV Investments, Inc.

301 Battery Street

Suite 400

San Francisco, CA 94111-3203

Sub-Adviser

EAM Global Investors, LLC

2533 South Coast Highway 101

Suite 240

Cardiff-by-the-Sea, CA 92007

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

As Sub-Advised by

WHV/EAM INTERNATIONAL SMALL CAP EQUITY FUND

WHV/EAM EMERGING

MARKETS SMALL CAP

EQUITY FUND

of

FundVantage Trust

Class A Shares

Class I Shares

SEMI-ANNUAL REPORT

October 31, 2014

(Unaudited)

This report is submitted for the general information of the shareholders of the WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)* /s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date 12/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date 12/29/2014

By (Signature and Title)* /s/ James G. Shaw
James G. Shaw, Treasurer and Chief Financial Officer
(principal financial officer)

Date 12/29/2014

*	Print the name and title of each signing officer under his or her signature.